UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22167

Virtus Strategy Trust

(during the period being reported, Allianz Funds Multi-Strategy Trust)

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-988-8380

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO SHAREHOLDERS

SEMIANNUAL REPORT VIRTUS STRATEGY TRUST

March 31, 2021

Virtus AllianzGI Convertible Fund (f/k/a AllianzGI Convertible Fund)

Virtus AllianzGI Core Plus Bond Fund (f/k/a AllianzGI Core Plus Bond Fund)

Virtus AllianzGI Emerging Markets Consumer Fund (f/k/a AllianzGI Emerging Markets Consumer Fund)

Virtus AllianzGI Global Allocation Fund (f/k/a AllianzGI Global Allocation Fund)

Virtus AllianzGI Global Dynamic Allocation Fund (f/k/a AllianzGI Global Dynamic Allocation Fund)

Virtus AllianzGI Global Sustainability Fund (f/k/a AllianzGI Global Sustainability Fund)

Virtus AllianzGI High Yield Bond Fund (f/k/a AllianzGI High Yield Bond Fund)

Virtus AllianzGI International Small-Cap Fund (f/k/a AllianzGI International Small-Cap Fund)

Virtus AllianzGI Preferred Securities and Income Fund (f/k/a AllianzGI Preferred Securities and Income Fund)

Virtus AllianzGI Short Duration High Income Fund (f/k/a AllianzGI Short Duration High Income Fund)

Virtus AllianzGI Water Fund (f/k/a AllianzGI Water Fund)

Virtus NFJ Emerging Markets Value Fund (f/k/a AllianzGI Emerging Markets Value Fund)

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-988-8380 (Class A and Class C) or 1-800-498-5413 (Class P, Class R6, Institutional, and Administrative classes) or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To Virtus Strategy Trust Shareholders:

I am pleased to welcome you to the Virtus Funds. On February 1, 2021, Virtus Investment Partners finalized a strategic partnership with Allianz Global Investors (“AllianzGI”), and our subsidiaries are now the investment adviser, administrator, distributor, and transfer agent of your Fund. Importantly, this partnership provides continuity in the investment approach for the management of your Fund.

This semiannual report reviews the performance of your Fund for the six months ended March 31, 2021. Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S.

small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.

In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.

If you are new to the Virtus Funds, I encourage you to visit Virtus.com to learn more about the Virtus family of companies and the many investment strategies we offer.

Our entire team looks forward to serving you. We are available to answer any questions you may have about your Fund and the transition to Virtus. Please call us at 1-800-988-8380 (Class A and Class C) or 1-800-498-5413 (Class P, Class R6, Institutional, and Administrative classes) if you require assistance. Welcome to Virtus!

Sincerely,

George R. Aylward

President, Virtus Strategy Trust

May 2021

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS STRATEGY TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2020 TO MARCH 31, 2021

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Strategy Trust fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Institutional Class shares, Class P shares and Class R6 shares are sold without a sales charge and do not incur distribution fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which is for the fiscal period ended March 31, 2021.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Convertible Fund	Class A	$1,000.00	$1,223.00	0.94%	$5.21
	Class C	1,000.00	1,218.10	1.72	9.51
	Class R	1,000.00	1,221.30	1.16	6.42
	Class P	1,000.00	1,224.60	0.68	3.77
	Institutional Class	1,000.00	1,224.30	0.68	3.77
	Administrative Class	1,000.00	1,223.10	0.89	4.93
AllianzGI Core Plus Bond Fund	Class P	1,000.00	1,004.10	0.35	1.75
	Institutional Class	1,000.00	1,003.90	0.30	1.50
	Class R6	1,000.00	1,004.00	0.25	1.25
AllianzGI Emerging Markets Consumer Fund	Class A	1,000.00	1,162.00	1.40	7.55
	Institutional Class	1,000.00	1,163.20	1.06	5.72
AllianzGI Global Allocation Fund	Class A	1,000.00	1,097.90	0.60	3.14
	Class C	1,000.00	1,093.90	1.35	7.05
	Class R	1,000.00	1,097.00	0.79	4.13
	Class P	1,000.00	1,098.30	0.40	2.09
	Institutional Class	1,000.00	1,099.30	0.34	1.78
	Class R6	1,000.00	1,099.10	0.30	1.57
	Administrative Class	1,000.00	1,098.20	0.55	2.88
AllianzGI Global Dynamic Allocation Fund	Class A	1,000.00	1,169.00	0.88	4.76
	Class C	1,000.00	1,164.70	1.66	8.96
	Class R	1,000.00	1,166.20	1.26	6.80
	Class P	1,000.00	1,169.80	0.72	3.89
	Institutional Class	1,000.00	1,170.70	0.62	3.36
	Class R6	1,000.00	1,170.00	0.62	3.35
	Administrative Class	1,000.00	1,169.10	0.87	4.70
AllianzGI Global Sustainability Fund	Class A	1,000.00	1,127.90	0.95	5.04
	Class P	1,000.00	1,128.50	0.79	4.19
	Institutional Class	1,000.00	1,129.20	0.69	3.66
AllianzGI High Yield Bond Fund	Class A	1,000.00	1,078.20	1.20	6.22
	Class C	1,000.00	1,073.60	1.89	9.77
	Class R	1,000.00	1,074.90	1.46	7.55
	Class P	1,000.00	1,078.80	0.88	4.56
	Institutional Class	1,000.00	1,078.30	0.92	4.77
	Administrative Class	1,000.00	1,077.70	1.07	5.54
AllianzGI International Small-Cap Fund	Class A	1,000.00	1,215.60	1.25	6.90
	Class C	1,000.00	1,210.80	2.00	11.02
	Class R	1,000.00	1,213.50	1.59	8.77
	Class P	1,000.00	1,216.20	1.10	6.08
	Institutional Class	1,000.00	1,216.90	1.04	5.75
	Class R6	1,000.00	1,216.90	1.00	5.53

VIRTUS STRATEGY TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2020 TO MARCH 31, 2021

		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Preferred Securities and Income Fund	Class P	$1,000.00	$1,093.90	0.60%	$3.13
	Institutional Class	1,000.00	1,093.40	0.55	2.87
	Class R6	1,000.00	1,094.40	0.50	2.61
AllianzGI Short Duration High Income Fund	Class A	1,000.00	1,092.30	0.86	4.49
	Class C	1,000.00	1,090.70	1.11	5.79
	Class P	1,000.00	1,092.40	0.65	3.39
	Institutional Class	1,000.00	1,093.40	0.60	3.13
	Class R6	1,000.00	1,093.60	0.54	2.82
AllianzGI Water Fund	Class A	1,000.00	1,187.40	1.22	6.65
	Class C	1,000.00	1,183.50	1.97	10.72
	Class P	1,000.00	1,189.40	0.94	5.13
	Institutional Class	1,000.00	1,189.40	0.93	5.08
NFJ Emerging Markets Value Fund	Class A	1,000.00	1,152.50	0.14	6.12
	Class C	1,000.00	1,148.20	1.89	10.12
	Class P	1,000.00	1,153.10	0.99	5.31
	Institutional Class	1,000.00	1,153.70	0.89	4.78

*

Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Convertible Fund	Class A	$1,000.00	$1,020.24	0.94%	$4.73
	Class C	1,000.00	1,016.36	1.72	8.65
	Class R	1,000.00	1,019.15	1.16	5.84
	Class P	1,000.00	1,021.54	0.68	3.43
	Institutional Class	1,000.00	1,021.54	0.68	3.43
	Administrative Class	1,000.00	1,020.49	0.89	4.48
AllianzGI Core Plus Bond Fund	Class P	1,000.00	1,023.19	0.35	1.77
	Institutional Class	1,000.00	1,023.44	0.30	1.51
	Class R6	1,000.00	1,023.68	0.25	1.26
AllianzGI Emerging Markets Consumer Fund	Class A	1,000.00	1,017.95	1.40	7.04
	Institutional Class	1,000.00	1,019.65	1.06	5.34
AllianzGI Global Allocation Fund	Class A	1,000.00	1,021.94	0.60	3.02
	Class C	1,000.00	1,018.20	1.35	6.79
	Class R	1,000.00	1,020.99	0.79	3.98
	Class P	1,000.00	1,022.94	0.40	2.02
	Institutional Class	1,000.00	1,023.24	0.34	1.72
	Class R6	1,000.00	1,023.44	0.30	1.51
	Administrative Class	1,000.00	1,022.19	0.55	2.77
AllianzGI Global Dynamic Allocation Fund	Class A	1,000.00	1,020.54	0.88	4.43
	Class C	1,000.00	1,016.65	1.66	8.35
	Class R	1,000.00	1,018.65	1.26	6.34
	Class P	1,000.00	1,021.34	0.72	3.63
	Institutional Class	1,000.00	1,021.84	0.62	3.13
	Class R6	1,000.00	1,021.84	0.62	3.13
	Administrative Class	1,000.00	1,020.59	0.87	4.38

VIRTUS STRATEGY TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2020 TO MARCH 31, 2021

		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
AllianzGI Global Sustainability Fund	Class A	$1,000.00	$1,020.19	0.95%	$4.78
	Class P	1,000.00	1,020.99	0.79	3.98
	Institutional Class	1,000.00	1,021.49	0.69	3.48
AllianzGI High Yield Bond Fund	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.51	1.89	9.50
	Class R	1,000.00	1,017.65	1.46	7.34
	Class P	1,000.00	1,020.54	0.88	4.43
	Institutional Class	1,000.00	1,020.34	0.92	4.63
	Administrative Class	1,000.00	1,019.60	1.07	5.39
AllianzGI International Small-Cap Fund	Class A	1,000.00	1,018.70	1.25	6.29
	Class C	1,000.00	1,014.96	2.00	10.05
	Class R	1,000.00	1,017.00	1.59	8.00
	Class P	1,000.00	1,019.45	1.10	5.54
	Institutional Class	1,000.00	1,019.75	1.04	5.24
	Class R6	1,000.00	1,019.95	1.00	5.04
AllianzGI Preferred Securities and Income Fund	Class P	1,000.00	1,021.94	0.60	3.02
	Institutional Class	1,000.00	1,022.19	0.55	2.77
	Class R6	1,000.00	1,022.44	0.50	2.52
AllianzGI Short Duration High Income Fund	Class A	1,000.00	1,020.64	0.86	4.33
	Class C	1,000.00	1,019.40	1.11	5.59
	Class P	1,000.00	1,021.69	0.65	3.28
	Institutional Class	1,000.00	1,021.94	0.60	3.02
	Class R6	1,000.00	1,022.24	0.54	2.72
AllianzGI Water Fund	Class A	1,000.00	1,018.85	1.22	6.14
	Class C	1,000.00	1,015.11	1.97	9.90
	Class P	1,000.00	1,020.24	0.94	4.73
	Institutional Class	1,000.00	1,020.29	0.93	4.68
NFJ Emerging Markets Value Fund	Class A	1,000.00	1,019.25	1.14	5.74
	Class C	1,000.00	1,015.51	1.89	9.50
	Class P	1,000.00	1,020.00	0.99	4.99
	Institutional Class	1,000.00	1,020.49	0.89	4.48

*

Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

ALLOCATION TABLES (Unaudited)

MARCH 31, 2021

The following tables present asset allocations within certain sectors as a percentage of total net assets as of March 31, 2021.

AllianzGI Convertible Fund Industry Allocation

Internet	17.8%

Software	11.3

Healthcare-Products	8.2

Semiconductors	6.9

Commercial Services	5.7

Biotechnology	5.4

Auto Manufacturers	3.9

Retail	3.7

Other	34.8

Cash & Equivalents-Net	2.3

AllianzGI Core Plus Bond Fund Asset Allocation

Corporate Bonds & Notes	46.9%

Asset-Backed Securities	25.7

U.S. Government Agency Securities	21.7

U.S. Treasury Obligations	10.3

Preferred Stock	0.5

Cash & Equivalents-Net	-5.1

AllianzGI Emerging Markets Consumer Fund Country/Location Allocation

China	39.8%

Korea (Republic of)	21.4

Taiwan	12.3

United States	6.4

India	5.3

Germany	3.4

Switzerland	1.7

Russian Federation	1.2

Other	6.6

Cash & Equivalents-Net	1.9

AllianzGI Global Allocation Fund Fund Allocation

Virtus AllianzGI Global Sustainability Fund	30.0%

iShares ESG Aware MSCI USA ETF	4.5

iShares ESG Aware MSCI EAFE ETF	3.0

iShares Core U.S. Aggregate Bond ETF	1.8

iShares MSCI USA ESG Select ETF	1.5

iShares ESG Aware MSCI EM ETF	1.0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.9

Invesco WilderHill Clean Energy ETF	0.5

Other	49.4

Cash & Equivalents-Net	7.4

AllianzGI Global Dynamic Allocation Fund Country/Location Allocation

United States	48.2%

United Kingdom	6.1

France	3.3

Germany	3.0

China	2.8

Japan	2.7

Switzerland	2.0

Netherlands	1.9

Other	13.8

Cash & Equivalents-Net	16.2

AllianzGI Global Sustainability Fund Country/Location Allocation

United States	59.7%

United Kingdom	9.1

Germany	6.6

Japan	5.7

Sweden	4.9

Switzerland	3.9

France	2.5

Korea (Republic of)	2.2

Other	7.5

Cash & Equivalents-Net	-2.1

AllianzGI High Yield Bond Fund Industry Allocation

Media	14.8%

Oil, Gas & Consumable Fuels	7.5

Telecommunications	6.3

Entertainment	4.7

Pipelines	4.3

Healthcare-Services	3.8

Lodging	3.7

Auto Manufacturers	3.4

Other	47.1

Cash & Equivalents-Net	4.4

AllianzGI International Small-Cap Fund Country/Location Allocation

Japan	27.8%

United Kingdom	15.2

Germany	8.9

France	8.1

Australia	4.8

Switzerland	4.8

Norway	3.8

Hong Kong	3.1

Other	19.6

Cash & Equivalents-Net	3.9

ALLOCATION TABLES (Unaudited) (Continued)

MARCH 31, 2021

AllianzGI Preferred Securities and Income Fund Industry Allocation

Banks	42.0%

Insurance	20.6

Pipelines	8.2

Diversified Financial Services	5.9

Telecommunications	5.1

Oil, Gas & Consumable Fuels	4.4

Electric Utilities	3.9

Consumer Finance	3.2

Other	5.1

Cash & Equivalents-Net	1.6

AllianzGI Short Duration High Income Fund Industry Allocation

Oil, Gas, & Consumable Fuels	10.0%

Diversified Financial Services	9.9

Pipelines	7.5

Telecommunications	6.6

Electric Utilities	5.2

Retail	4.8

Auto Manufacturers	4.3

Commercial Services & Supplies	4.0

Other	39.5

Cash & Equivalents-Net	8.2

AllianzGI Water Fund Country/Location Allocation

United States	54.7%

Switzerland	11.5

United Kingdom	11.0

Canada	5.5

Sweden	3.4

Netherlands	3.2

Ireland	2.6

Japan	2.4

Other	4.3

Cash & Equivalents-Net	1.4

NFJ Emerging Markets Value Fund Country/Location Allocation

China	38.9%

Taiwan	10.9

Korea (Republic of)	10.0

India	8.3

United States	7.4

Hong Kong	4.2

Brazil	3.3

South Africa	3.0

Other	11.6

Cash & Equivalents-Net	2.4

VIRTUS STRATEGY TRUST

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2021

American Depositary Receipt (“ADR”)

Foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Asset-Backed Securities (“ABS”)

Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Collateralized Loan Obligation (“CLO”)

A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.

Exchange-Traded Fund (“ETF”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Global Depositary Receipt (“GDR”)

Foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

Mortgage-Backed Securities (“MBS”)

Mortgage-backed securities represent interests in pools of underlying home loans bought from banks which issue them.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (“PIK”)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS STRATEGY TRUST

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2021

Tokyo Stock Price Index (“TOPIX”)

Tokyo Stock Price Index is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.

Treasury Inflation Protected Securities (“TIPS”)

Treasury inflation-protected securities are a type of Treasury security issued by the U.S. government. TIPS are indexed to inflation in order to protect investors from a decline in the purchasing power of their money.

Uniform Mortgage-Backed Securities (“UMBS”)

Uniform Mortgage-Backed Securities are passthrough securities, each representing an undivided interest in a pool of residential mortgages.

ALLIANZGI CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
CONVERTIBLE BONDS & NOTES—86.0%

Airlines—2.5%
Air Canada(a)(b), 4.00%, 7/1/25	$11,215	$17,677,644
JetBlue Airways Corp.(a)(b), 0.50%, 4/1/26	18,620	20,459,656
Southwest Airlines Co., 1.25%, 5/1/25	20,430	35,075,756

		73,213,056

Auto Manufacturers—3.9%
Ford Motor Co.(a)(b), zero coupon, 3/15/26	34,250	34,592,500
NIO, Inc.(a)(b), zero coupon, 2/1/26	9,030	7,687,239
0.50%, 2/1/27	19,065	16,100,392
Tesla, Inc., 2.00%, 5/15/24	5,025	53,993,625

		112,373,756

Biotechnology—5.4%
Apellis Pharmaceuticals, Inc.(a)(b), 3.50%, 9/15/26	10,210	14,451,234
Bridgebio Pharma, Inc.(a)(b), 2.25%, 2/1/29	16,925	16,077,039
Exact Sciences Corp.,
0.375%, 3/15/27	15,545	21,257,787
0.375%, 3/1/28	11,695	15,086,550
Guardant Health, Inc.(a)(b), zero coupon, 11/15/27	21,395	27,439,087
Halozyme Therapeutics, Inc.(a)(b), 0.25%, 3/1/27	14,120	12,858,025
Illumina, Inc., zero coupon, 8/15/23	10,375	12,307,344
Insmed, Inc., 1.75%, 1/15/25	16,125	17,948,738
NeoGenomics, Inc., 0.25%, 1/15/28	18,830	18,945,220

		156,371,024

Capital Markets—1.0%
Colony Capital Operating Co. LLC(a)(b), 5.75%, 7/15/25	9,755	28,679,700

Commercial Services—5.7%
Alarm.com Holdings, Inc.(a)(b), zero coupon, 1/15/26	14,810	13,736,275
Chegg, Inc.(a)(b), zero coupon, 9/1/26	33,890	36,431,750
Repay Holdings Corp.(a)(b), zero coupon, 2/1/26	15,385	15,038,837
Sabre GLBL, Inc.(a)(b), 4.00%, 4/15/25	9,335	19,388,795
Shift4 Payments, Inc.(a)(b), zero coupon, 12/15/25	19,820	24,786,892
Square, Inc.,
0.125%, 3/1/25(a)(b)	8,735	17,016,872
0.25%, 11/1/27(a)(b)	13,485	15,229,622
0.50%, 5/15/23	7,975	23,271,050

		164,900,093

	Principal Amount (000s)	Value

Computers—2.6%
Lumentum Holdings, Inc., 0.50%, 12/15/26	$20,695	$24,070,354
Pure Storage, Inc., 0.125%, 4/15/23	22,740	25,146,097
Varonis Systems, Inc.(a)(b), 1.25%, 8/15/25	5,940	10,543,500
Zscaler, Inc.(a)(b), 0.125%, 7/1/25	13,115	17,482,295

		77,242,246

Diversified Financial Services—0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., zero coupon, 8/15/23	12,425	15,507,953

Electronics—1.2%
II-VI, Inc., 0.25%, 9/1/22	9,765	14,897,728
Itron, Inc.(a)(b), zero coupon, 3/15/26	21,245	21,165,331

		36,063,059

Energy-Alternate Sources—2.0%
Enphase Energy, Inc.(a)(b), zero coupon, 3/1/26	12,605	11,760,465
zero coupon, 3/1/28	13,045	12,033,697
Plug Power, Inc.(a)(b), 3.75%, 6/1/25	1,390	9,894,752
SolarEdge Technologies, Inc.(a)(b), zero coupon, 9/15/25	8,210	10,484,170
Sunrun, Inc.(a)(b), zero coupon, 2/1/26	15,965	14,339,384

		58,512,468

Entertainment—2.6%
DraftKings, Inc.(a)(b), zero coupon, 3/15/28	26,255	25,979,322
IMAX Corp.(a)(b), 0.50%, 4/1/26	19,640	19,420,032
Penn National Gaming, Inc., 2.75%, 5/15/26	2,085	9,403,350
Vail Resorts, Inc.(a)(b), zero coupon, 1/1/26	21,755	22,261,028

		77,063,732

Equity Real Estate Investment Trusts (REITs)—0.7%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	18,195	21,288,150

Healthcare-Products—6.2%
CONMED Corp., 2.625%, 2/1/24	11,425	17,858,643
Envista Holdings Corp.(a)(b), 2.375%, 6/1/25	11,400	23,327,820
Haemonetics Corp.(a)(b), zero coupon, 3/1/26	23,585	22,346,787
Insulet Corp., 0.375%, 9/1/26	23,200	30,829,322

See Notes to Financial Statements

ALLIANZGI CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

Healthcare-Products—continued
NanoString Technologies, Inc., 2.625%, 3/1/25	$8,855	$14,058,995
Natera, Inc.(a)(b), 2.25%, 5/1/27	7,140	19,518,975
Novocure Ltd.(a)(b), zero coupon, 11/1/25	13,380	14,809,988
Omnicell, Inc.(a)(b), 0.25%, 9/15/25	13,685	19,501,125
Repligen Corp., 0.375%, 7/15/24	11,255	19,759,278

		182,010,933

Healthcare-Services—2.3%
Accolade, Inc.(a)(b), 0.50%, 4/1/26	11,260	12,322,662
Anthem, Inc., 2.75%, 10/15/42	1,125	5,637,713
Oak Street Health, Inc.(a)(b), zero coupon, 3/15/26	22,955	22,949,108
Teladoc Health, Inc.(a)(b), 1.25%, 6/1/27	22,210	24,681,973

		65,591,456

Internet—17.8%
21Vianet Group, Inc.(a)(b), zero coupon, 2/1/26	15,710	14,743,835
Airbnb, Inc.(a)(b), zero coupon, 3/15/26	24,715	25,802,460
Booking Holdings, Inc.(a)(b), 0.75%, 5/1/25	20,770	30,531,900
Etsy, Inc.(a)(b), 0.125%, 9/1/27	16,830	22,015,744
Eventbrite, Inc.(a)(b), 0.75%, 9/15/26	12,770	13,185,025
Expedia Group, Inc.(a)(b), zero coupon, 2/15/26	16,985	18,539,128
FuboTV, Inc.(a)(b), 3.25%, 2/15/26	16,055	13,757,128
Magnite, Inc.(a)(b), 0.25%, 3/15/26	15,935	15,297,863
Match Group Financeco 2, Inc.(a)(b), 0.875%, 6/15/26	21,470	35,962,250
Okta, Inc.,
0.125%, 9/1/25	7,470	10,079,831
0.375%, 6/15/26(a)(b)	12,070	14,076,638
Palo Alto Networks, Inc.,
0.375%, 6/1/25(a)(b)	24,315	30,029,025
0.75%, 7/1/23	6,345	8,388,090
Pinduoduo, Inc., zero coupon, 12/1/25	12,385	13,109,153
RealReal, Inc.(a)(b),
1.00%, 3/1/28	7,290	7,253,550
3.00%, 6/15/25	9,985	15,139,756
Shopify, Inc., 0.125%, 11/1/25	13,535	15,429,900
Snap, Inc., 0.75%, 8/1/26	16,845	39,722,616
Spotify USA, Inc.(a)(b), zero coupon, 3/15/26	16,120	15,289,820
TechTarget, Inc.(a)(b), 0.125%, 12/15/25	11,415	13,471,983

	Principal Amount (000s)	Value

Internet—continued
Twitter, Inc., zero coupon, 3/15/26(a)(b)	$5,585	$5,277,825
0.25%, 6/15/24	13,470	17,898,936
Uber Technologies, Inc.(a)(b), zero coupon, 12/15/25	29,570	31,066,981
Wayfair, Inc., 1.00%, 8/15/26	8,990	19,924,087
Wayfair, Inc.(a)(b), 0.625%, 10/1/25	10,540	11,251,450
Zendesk, Inc.(a)(b), 0.625%, 6/15/25	15,295	21,116,277
Zillow Group, Inc., 2.75%, 5/15/25	19,095	39,622,125

		517,983,376

Iron/Steel—0.8%
Cleveland-Cliffs, Inc., 1.50%, 1/15/25	9,095	23,687,927

Leisure—2.6%
Callaway Golf Co.(a)(b), 2.75%, 5/1/26	7,565	12,945,606
NCL Corp., Ltd.(a)(b), 5.375%, 8/1/25	11,570	20,021,885
Royal Caribbean Cruises Ltd.(a)(b),
2.875%, 11/15/23	18,140	23,563,860
4.25%, 6/15/23	14,360	20,182,980

		76,714,331

Machinery-Diversified—0.8%
Chart Industries, Inc.(a)(b), 1.00%, 11/15/24	7,660	19,011,163
Middleby Corp.(a)(b), 1.00%, 9/1/25	3,785	5,334,484

		24,345,647

Media—1.5%
Liberty Broadband Corp.(a)(b), 2.75%, 9/30/50	12,960	13,094,921
Liberty Media Corp.,
1.00%, 1/30/23	12,510	15,862,680
1.375%, 10/15/23	12,295	15,653,730

		44,611,331

Mining—0.1%
MP Materials Corp.(a)(b), 0.25%, 4/1/26	3,250	3,400,313

Oil, Gas & Consumable Fuels—2.5%
EQT Corp.(a)(b), 1.75%, 5/1/26	23,090	33,914,592
Pioneer Natural Resources Co.(a)(b), 0.25%, 5/15/25	24,005	37,591,830

		71,506,422

Pharmaceuticals—2.1%
DexCom, Inc., 0.75%, 12/1/23	7,495	16,517,106

See Notes to Financial Statements

ALLIANZGI CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

Pharmaceuticals—continued
Jazz Investments I Ltd.(a)(b), 2.00%, 6/15/26	$21,730	$27,895,888
Pacira BioSciences, Inc.(a)(b), 0.75%, 8/1/25	14,980	18,145,274

		62,558,268

Real Estate—0.3%
Redfin Corp.(a)(b), zero coupon, 10/15/25	6,335	7,407,991

Retail—3.7%
American Eagle Outfitters, Inc.(a)(b), 3.75%, 4/15/25	7,655	26,227,944
Burlington Stores, Inc.(a)(b), 2.25%, 4/15/25	14,610	21,942,394
Dick’s Sporting Goods, Inc.(a)(b), 3.25%, 4/15/25	7,935	18,181,069
RH, zero coupon, 9/15/24	8,025	22,647,807
Shake Shack, Inc.(a)(b), zero coupon, 3/1/28	17,580	17,481,112

		106,480,326

Semiconductors—4.9%
Cree, Inc.,
0.875%, 9/1/23	4,790	8,831,802
1.75%, 5/1/26(a)(b)	3,150	7,439,985
MACOM Technology Solutions Holdings, Inc.(a)(b), 0.25%, 3/15/26	8,575	8,669,234
Microchip Technology, Inc., 0.125%, 11/15/24	37,578	44,224,609
Micron Technology, Inc., Ser. D, 3.125%, 5/1/32	2,200	19,415,000
ON Semiconductor Corp., 1.625%, 10/15/23	9,730	20,171,506
Synaptics, Inc., 0.50%, 6/15/22	12,660	23,326,050
Teradyne, Inc., 1.25%, 12/15/23	3,115	11,981,069

		144,059,255

Software—11.3%
Atlassian, Inc., 0.625%, 5/1/23	4,125	10,627,031
Bentley Systems, Inc.(a)(b), 0.125%, 1/15/26	23,660	24,454,032
Bill.com Holdings, Inc.(a)(b), zero coupon, 12/1/25	14,600	17,374,000
Blackline, Inc.(a)(b), zero coupon, 3/15/26	17,945	17,417,866
Cerence, Inc.(a)(b), 3.00%, 6/1/25	1,145	2,916,888
Cloudflare, Inc.(a)(b), 0.75%, 5/15/25	8,395	16,585,372
Coupa Software, Inc.(a)(b), 0.375%, 6/15/26	19,640	22,193,200
Fastly, Inc.(a)(b), zero coupon, 3/15/26	19,225	19,212,984
Five9, Inc.(a)(b), 0.50%, 6/1/25	13,310	17,768,850

	Principal Amount (000s)	Value

Software—continued
HubSpot, Inc.(a)(b), 0.375%, 6/1/25	$11,720	$20,121,775
LivePerson, Inc.(a)(b), zero coupon, 12/15/26	23,280	23,454,600
MicroStrategy, Inc.(a)(b), zero coupon, 2/15/27	25,685	21,446,975
MongoDB, Inc., 0.25%, 1/15/26	10,945	15,760,800
Nuance Communications, Inc.,
1.00%, 12/15/35	6,565	12,120,959
1.25%, 4/1/25	2,590	5,884,221
RingCentral, Inc., zero coupon, 3/1/25	18,360	20,115,675
Splunk, Inc., 0.50%, 9/15/23	7,255	8,288,838
Twilio, Inc., 0.25%, 6/1/23	2,440	11,694,909
Tyler Technologies, Inc.(a)(b), 0.25%, 3/15/26	14,070	14,905,406
Zynga, Inc., zero coupon, 12/15/26(a)(b)	10,865	11,523,691
0.25%, 6/1/24	10,440	14,290,272

		328,158,344

Telecommunications—0.5%
Viavi Solutions, Inc., 1.00%, 3/1/24	10,070	13,248,344

Transportation—0.5%
Seaspan Corp.(a)(b), 3.75%, 12/15/25	11,230	13,391,775
TOTAL CONVERTIBLE BONDS & NOTES (Cost-$2,086,446,615)		2,506,371,276

	Shares
CONVERTIBLE PREFERRED STOCK—10.9%

Auto Components—0.6%
Aptiv PLC, Ser. A, 5.50%, 6/15/23	110,360	17,424,740

Diversified Financial Services—1.5%
2020 Mandatory Exchangeable Trust(a)(b), 6.50%, 5/16/23	10,350	19,832,670
KKR & Co., Inc., Ser. C, 6.00%, 9/15/23	359,715	23,975,005

		43,807,675

Electric Utilities—1.8%
NextEra Energy, Inc.,
5.279%, 3/1/23	656,260	32,504,558
6.219%, 9/1/23	389,645	19,326,392

		51,830,950

Environmental Services—0.5%
GFL Environmental, Inc., 6.00%, 3/15/23	185,290	15,114,105

See Notes to Financial Statements

ALLIANZGI CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Hand/Machine Tools—0.9%
Stanley Black & Decker, Inc., 5.25%, 11/15/22	215,585	$25,434,718

Healthcare-Products—2.0%
Avantor, Inc., Ser. A, 6.25%, 5/15/22	261,185	23,577,170
Danaher Corp., Ser. A, 4.75%, 4/15/22	22,470	34,381,572

		57,958,742

Machinery-Diversified—0.5%
Colfax Corp., 5.75%, 1/15/22	88,280	15,904,525

Semiconductors—2.0%
Broadcom, Inc., Ser. A, 8.00%, 9/30/22	40,240	59,333,478

Telecommunications—1.1%
2020 Cash Mandatory Exchangeable Trust(a)(b), 5.25%, 6/1/23	27,685	31,135,935
TOTAL CONVERTIBLE PREFERRED STOCK (Cost-$252,944,724)		317,944,868

PREFERRED STOCK—0.8%

Independent Power Producers & Energy Traders—0.5%
AES Corp., 6.875%, 2/15/24	139,980	14,459,934

Media—0.3%
ViacomCBS, Inc., Ser. A, 5.75%, 4/1/24	142,930	9,597,750
TOTAL PREFERRED STOCK (Cost-$23,441,205)		24,057,684

	Principal Amount (000s)
Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $59,944,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $61,142,968 including accrued interest (cost-$59,944,000)	$59,944	59,944,000

TOTAL INVESTMENTS—99.8% (Cost-$2,422,776,544)		2,908,317,828
Other assets and liabilities, net—0.2%		6,537,007

NET ASSETS—100.0%		$2,914,854,835

Notes to Schedule of Investments:

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $1,662,471,155, representing 57.0% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $1,662,471,155 or 57.0% of net assets.

Glossary:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

ALLIANZGI CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
CORPORATE BONDS & NOTES—46.9%

Aerospace & Defense—2.8%
Boeing Co.,
2.196%, 2/4/26	$185	$184,427
2.80%, 3/1/27	85	87,040
3.625%, 2/1/31	210	219,703
7.95%, 8/15/24	135	163,390
Northrop Grumman Corp., 3.25%, 1/15/28	270	289,640
Northrop Grumman Systems Corp., 7.875%, 3/1/26	240	309,750
Teledyne Technologies, Inc., 2.75%, 4/1/31	350	348,726

		1,602,676

Airlines—1.7%
American Airlines, Inc.(a)(b), 5.50%, 4/20/26	250	260,173
Delta Air Lines, Inc.(a)(b), 4.50%, 10/20/25	184	196,401
Mileage Plus Holdings LLC(a)(b), 6.50%, 6/20/27	470	515,237

		971,811

Auto Manufacturers—1.6%
Ford Motor Credit Co. LLC,
3.35%, 11/1/22	284	289,737
4.14%, 2/15/23	530	547,702
General Motors Co., 5.15%, 4/1/38	95	108,783

		946,222

Banks—8.0%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25)(a)(b)(f), 2.95%, 7/22/30	287	296,617
Deutsche Bank AG, (converts to FRN on 04/30/26)(d)(f), 6.00%, 10/30/25	200	202,500
First Horizon Corp., 4.00%, 5/26/25	501	549,826
HSBC Holdings PLC, (converts to FRN on 6/17/31)(d)(f), 4.60%, 12/17/30	291	287,726
Huntington Bancshares, Inc., (converts to FRN on 7/15/30)(d)(f), 5.625%, 7/15/30	350	389,025
Huntington Capital Trust I, 3 mo. LIBOR + 0.700%(f), 0.905%, 2/1/27	107	99,979
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950%(f), 1.152%, 2/2/37	474	418,453
Lloyds Banking Group PLC, (converts to FRN on 9/27/25)(d)(f), 7.50%, 9/27/25	440	502,700
Popular, Inc., 6.125%, 9/14/23	295	318,600
Regions Financial Corp., Ser. D, (converts to FRN on 9/15/25)(d)(f), 5.75%, 6/15/25	280	308,350
Standard Chartered PLC, (converts to FRN on 1/14/26)(a)(b)(f), 1.456%, 1/14/27	260	253,790
State Street Corp., 3 mo. LIBOR + 1.000%(f), 1.184%, 6/15/47	290	249,505

	Principal Amount (000s)	Value

Banks—continued
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30)(d)(f), 5.10%, 3/1/30	$160	$174,448
Wells Fargo & Co., (converts to FRN on 3/15/26)(d)(f), 3.90%, 3/15/26	214	216,119
Westpac Banking Corp., (converts to FRN on 2/4/25)(f), 2.894%, 2/4/30	355	365,654

		4,633,292

Beverages—0.2%
PepsiCo, Inc., 3.375%, 7/29/49	138	142,550

Biotechnology—0.6%
Celgene Corp., 5.00%, 8/15/45	129	156,224
Gilead Sciences, Inc., 2.60%, 10/1/40	205	188,379

		344,603

Building Materials—0.3%
Carrier Global Corp., 2.722%, 2/15/30	190	191,728

Commercial Services—0.4%
Massachusetts Institute of Technology, 2.294%, 7/1/51	205	183,033
President & Fellows of Harvard College, 3.15%, 7/15/46	34	35,873

		218,906

Computers—0.5%
Apple, Inc., 2.65%, 2/8/51	185	169,050
Fortinet, Inc., 1.00%, 3/15/26	63	61,595
Leidos, Inc., 7.125%, 7/1/32	44	58,080

		288,725

Diversified Financial Services—2.7%
AerCap Ireland Capital DAC, 3.50%, 1/15/25	405	424,698
Air Lease Corp., (converts to FRN on 6/15/26)(d)(f), 4.65%, 6/15/26	153	151,087
Avolon Holdings Funding Ltd.(a)(b), 2.125%, 2/21/26	255	243,911
Charles Schwab Corp., (converts to FRN on 6/1/26)(d)(f), 4.00%, 6/1/26	195	197,886
GE Capital Funding LLC(a)(b), 4.55%, 5/15/32	325	372,629
Intercontinental Exchange, Inc., 2.65%, 9/15/40	190	175,765

		1,565,976

Electric Utilities—7.9%
CMS Energy Corp., (converts to FRN on 12/1/30)(f), 3.75%, 12/1/50	170	168,300

See Notes to Financial Statements

ALLIANZGI CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

Electric Utilities—continued
Commonwealth Edison Co., 5.90%, 3/15/36	$145	$193,008
Consolidated Edison Co. of New York, Inc., Ser. 06-E, 5.70%, 12/1/36	45	57,450
DTE Electric Co.,
1.90%, 4/1/28	390	388,992
5.70%, 10/1/37	40	51,267
6.625%, 6/1/36, Ser. A	45	64,154
Duke Energy Carolinas LLC,
2.55%, 4/15/31	117	117,765
3.45%, 4/15/51	73	74,560
Duke Energy Ohio, Inc., 2.125%, 6/1/30	145	141,054
Duke Energy Progress LLC, 3.45%, 3/15/29	17	18,479
Edison International, (converts to FRN on 3/15/26)(d)(f), 5.375%, 3/15/26	190	192,622
Enel Finance International NV(a)(b), 2.65%, 9/10/24	200	210,375
Georgia Power Co., 3.25%, 3/15/51	125	119,326
Jersey Central Power & Light Co., 6.15%, 6/1/37	240	294,596
MidAmerican Energy Co., 3.95%, 8/1/47	130	144,356
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	210	205,465
Niagara Mohawk Power Corp.(a)(b), 1.96%, 6/27/30	405	387,072
NRG Energy, Inc.(a)(b),
2.45%, 12/2/27	260	258,432
3.375%, 2/15/29	265	258,706
Pacific Gas and Electric Co.,
4.50%, 12/15/41	45	43,612
4.55%, 7/1/30	210	227,766
4.95%, 7/1/50	65	66,800
Pennsylvania Electric Co.,
3.25%, 3/15/28(a)(b)	80	82,180
3.60%, 6/1/29(a)(b)	125	131,096
4.15%, 4/15/25(a)(b)	165	175,750
6.15%, 10/1/38	125	154,023
PPL Capital Funding, Inc., 5.00%, 3/15/44	100	119,189
Sempra Energy, (converts to FRN on 10/15/25)(d)(f), 4.875%, 10/15/25	120	128,400
Southern California Edison Co., 3.90%, 12/1/41	96	95,567
Toledo Edison Co., 6.15%, 5/15/37	35	44,542

		4,614,904

Equity Real Estate Investment Trusts (REITs)—2.4%
American Tower Corp., 4.40%, 2/15/26	310	349,244
Crown Castle International Corp.,
2.90%, 4/1/41	185	170,200
4.45%, 2/15/26	240	270,284
CyrusOne LP, 2.15%, 11/1/30	195	180,199
Equinix, Inc., 1.00%, 9/15/25	445	436,963

		1,406,890

	Principal Amount (000s)	Value

Food & Beverage—0.2%
Sysco Corp., 6.60%, 4/1/50	$96	$138,660

Healthcare-Products—0.5%
STERIS Irish FinCo UnLtd., Co.,
2.70%, 3/15/31	190	188,575
3.75%, 3/15/51	114	114,838

		303,413

Healthcare-Services—0.5%
HCA, Inc., 5.875%, 2/15/26	230	263,637

Insurance—3.1%
American International Group, Inc.,
3.40%, 6/30/30	120	127,555
6.82%, 11/15/37	20	26,953
AmFam Holdings, Inc.(a)(b), 2.805%, 3/11/31	195	193,463
Athene Global Funding(a)(b),
2.50%, 3/24/28	195	194,534
2.55%, 6/29/25	82	84,960
Belrose Funding Trust(a)(b), 2.33%, 8/15/30	237	228,262
Berkshire Hathaway Finance Corp., 2.85%, 10/15/50	88	81,109
MetLife, Inc.,
9.25%, 4/8/38(a)(b)	55	80,637
10.75%, 8/1/39	304	508,709
New York Life Insurance Co.(a)(b), 4.45%, 5/15/69	110	129,813
Northwestern Mutual Life Insurance Co.(a)(b), 3.85%, 9/30/47	140	149,188

		1,805,183

Media—1.6%
Charter Communications Operating LLC, 5.375%, 4/1/38	110	129,651
Time Warner Cable LLC, 6.55%, 5/1/37	35	46,025
Time Warner Entertainment Co., L.P., 8.375%, 7/15/33	250	361,828
ViacomCBS, Inc.,
4.20%, 5/19/32	134	149,786
6.25%, 2/28/57 (converts to FRN on 2/28/27)(f)	127	141,111
Walt Disney Co., 7.30%, 4/30/28	85	112,276

		940,677

Miscellaneous Manufacturing—0.1%
Textron, Inc., 3.00%, 6/1/30	67	68,054

Oil, Gas & Consumable Fuels—2.8%
Boston Gas Co.(a)(b), 3.15%, 8/1/27	264	281,130
BP Capital Markets PLC, (converts to FRN on 6/22/30)(d)(f), 4.875%, 3/22/30	208	222,820

See Notes to Financial Statements

ALLIANZGI CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

Oil, Gas & Consumable Fuels—continued
Cenovus Energy, Inc.,
3.00%, 8/15/22	$110	$112,537
3.80%, 9/15/23	55	58,140
Diamondback Energy, Inc., 4.75%, 5/31/25	109	121,805
Hess Corp.,
5.60%, 2/15/41	120	138,432
7.125%, 3/15/33	87	110,877
Petroleos Mexicanos, 4.50%, 1/23/26	270	268,056
WPX Energy, Inc., 4.50%, 1/15/30	299	321,960

		1,635,757

Pharmaceuticals—1.7%
Allergan Funding SCS, 3.80%, 3/15/25	185	194,715
Cigna Corp., 4.80%, 8/15/38	120	143,424
CVS Health Corp., 2.70%, 8/21/40	295	271,672
Johnson & Johnson, 2.45%, 9/1/60	100	88,607
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	130	124,162
Viatris, Inc.(a)(b), 4.00%, 6/22/50	185	188,525

		1,011,105

Pipelines—2.8%
El Paso Natural Gas Co. LLC, 8.375%, 6/15/32	125	176,437
Enable Midstream Partners LP,
3.90%, 5/15/24	150	159,796
4.95%, 5/15/28	430	474,017
Energy Transfer Operating L.P.,
6.50%, 2/1/42	75	89,440
7.125%, 5/15/30 (converts to FRN on 5/15/30)(d)(f)	281	273,778
Kinder Morgan Energy Partners L.P., 7.50%, 11/15/40	40	54,763
Plains All American Pipeline L.P.,
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22)(d)(f)	277	225,079
6.65%, 1/15/37	125	146,215

		1,599,525

Retail—0.9%
7-Eleven, Inc.(a)(b), 1.80%, 2/10/31	210	196,111
Lowe’s Cos., Inc.,
2.625%, 4/1/31	195	195,555
3.00%, 10/15/50	110	102,599

		494,265

Semiconductors—1.0%
Broadcom Corp., 3.875%, 1/15/27	204	221,524
Broadcom, Inc.,
3.469%, 4/15/34	226	226,773
3.50%, 2/15/41	109	104,394

		552,691

	Principal Amount (000s)	Value

Software—0.2%
Oracle Corp., 3.65%, 3/25/41	$115	$116,372

Telecommunications—2.4%
AT&T, Inc.,
3.10%, 2/1/43	231	215,537
3.50%, 9/15/53(a)(b)	85	78,552
T MOBILE USA, Inc, 2.25%, 2/15/26	213	214,531
T-Mobile USA, Inc.(a)(b), 3.75%, 4/15/27	375	409,935
Verizon Communications, Inc.,
1.45%, 3/20/26	160	160,013
2.10%, 3/22/28	193	193,809
2.875%, 11/20/50	140	124,429

		1,396,806

Transportation—0.0%
Kansas City Southern, 4.30%, 5/15/43	25	27,407
TOTAL CORPORATE BONDS & NOTES (Cost-$27,186,386)		27,281,835

ASSET-BACKED SECURITIES—25.7%
American Express Credit Account(f),
1 mo. LIBOR + 0.320%, 0.426%, 10/15/25 Series 2018-3, Class A	100	100,371
1 mo. LIBOR + 0.340%, 0.446%, 12/15/25 Series 2018-5, Class A	500	502,436
Bain Capital Credit CLO, 3 mo. LIBOR + 0.960%, Series 2018-1A, Class A1(a)(b)(f), 1.178%, 4/23/31	80	79,880
CarMax Auto Owner Trust, Series 2020-1, Class A4, 2.03%, 6/16/25	585	606,872
Carmax Auto Owner Trust,
2.30%, 4/15/25 Series 2019-3, Class A4	30	31,238
2.60%, 6/16/25 Series 2019-3, Class C	400	416,791
Chesapeake Funding II LLC, Series 2019-2A, Class C(a)(b), 2.27%, 9/15/31	400	408,493
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.620%, Series 2017-A5, Class A5(f), 0.731%, 4/22/26	715	723,395
CNH Equipment Trust, Series 2019-B, Class A3, 2.52%, 8/15/24	80	81,133
Discover Card Execution Note Trust, 1 mo. LIBOR + 0.360%, Series 2017-A7, Class A7(f), 0.466%, 4/15/25	800	803,325
Dryden 68 CLO Ltd., 3 mo. LIBOR + 1.310%, Series 2019-68A, Class A(a)(b)(f), 1.551%, 7/15/32	515	514,691
Ford Credit Auto Owner Trust(a)(b),
2.04%, 8/15/31 Series 2020-1, Class A	232	240,172
3.19%, 7/15/31 Series 2018-1, Class A	260	280,183
GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	400	405,926
GM Financial Consumer Automobile Receivables Trust 2020-2, Series 2020, Class A3, 1.49%, 12/16/24	70	71,065

See Notes to Financial Statements

ALLIANZGI CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

ASSET-BACKED SECURITIES—continued
Honda Auto Receivables 2018-2 Owner Trust, Series 2018, Class A4, 3.16%, 8/19/24	$1,000	$1,015,385
Honda Auto Receivables 2021-1 Owner Trust, Series 2021, Class A3, 0.27%, 4/21/25	1,500	1,497,873
HPEFS Equipment Trust(a)(b),
0.32%, 3/20/31 Series 2021, Class A3	700	699,025
0.75%, 3/20/31 Series 2021, Class C	500	498,276
2.21%, 9/20/29 Series 2019-1A, Class A3	507	510,408
2.49%, 9/20/29 Series 2019-1A, Class C	400	407,690
Hyundai Auto Receivables Trust,
2.40%, 6/15/26 Series 2019-B, Class C	600	624,764
2.66%, 6/15/23 Series 2019-A, Class A3	1,207	1,222,402
MVW LLC, Series 2019-2A, Class A(a)(b), 2.22%, 10/20/38	403	411,391
Race Point IX CLO Ltd., 3 mo. LIBOR + 1.210%, Series 2015-9A, Class A1(a)(b)(f), 1.451%, 10/15/30	194	193,758
Sofi Consumer Loan Program LLC, Series 2016-3, Class B(a)(b)(f), 4.49%, 12/26/25	156	156,764
Tesla Auto Lease Trust 2021-A, Series 2021, Class A3(a)(b), 0.56%, 3/20/25	150	149,886
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3, 0.44%, 10/15/24	310	310,704
Vantage Data Centers LLC, Series 2020-1A, Class A2(a)(b), 1.645%, 9/15/45	250	250,153
Venture 42 CLO Ltd., 3 mo. LIBOR + 1.130%, Series 2020-1A, Class A1(a)(b)(c)(e)(f), 1.00%, 4/15/34	705	705,075
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94%, 4/22/24	755	768,013
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A(a)(b)(f), 0.626%, 7/17/23	253	253,280
TOTAL ASSET-BACKED SECURITIES (Cost-$14,838,833)		14,940,818

U.S. GOVERNMENT AGENCY SECURITIES—21.7%
Fannie Mae,
2.00%, 2/1/51	794	795,333
2.50%, 11/1/31 MBS, Pool, 15 Year	293	307,243
2.50%, 7/1/40 MBS, Pool, 20 Year	397	408,766
2.50%, 12/1/50 MBS	1,289	1,327,697
2.50%, 3/1/51	900	926,245
3.00%, 5/1/50 MBS	1,822	1,896,064
3.00%, 7/1/50 MBS, Pool, 30 Year	179	188,516
3.50%, 1/1/46 MBS, Pool, 30 Year	1,132	1,225,118
Fannie Mae UMBS, MBS, TBA, 30 Year(c),
1.50%, 12/1/50	1,300	1,255,922
2.00%, 12/1/50	1,785	1,781,653
United States Small Business Administration, ABS,
1.21%, 12/1/45 Series 2020-25, Class L1	150	145,419
2.60%, 6/1/39 Series 2019-20, Class F1	36	36,793
2.69%, 7/1/44 Series 2019-25, Class G1	140	145,341
2.88%, 5/1/39 Series 2019-20, Class E1	200	206,795
2.92%, 1/1/38 Series 2018-20, Class A1	197	206,064
3.20%, 3/1/39 Series 2019-20, Class C1	104	111,893
3.26%, 2/1/39 Series 2019-20, Class B1	94	99,952
3.37%, 1/1/39 Series 2019-20, Class A1	245	259,623
3.50%, 5/1/38 Series 2018-20, Class E1	251	268,831

	Principal Amount (000s)	Value

U.S. GOVERNMENT AGENCY SECURITIES—continued
3.53%, 9/1/38 Series 2018-20, Class I1	$309	$331,267
3.54%, 7/1/38 Series 2018-20, Class G1	228	244,696
3.58%, 8/1/38 Series 2018-20, Class H1	430	462,123
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost-$12,601,930)		12,631,354

U.S. TREASURY OBLIGATIONS—10.3%
U.S. Treasury Bonds,
1.625%, 11/15/50	2,290	1,908,214
1.875%, 2/15/41	1,040	968,337
U.S. Treasury Notes,
0.75%, 3/31/26	1,040	1,030,981
1.125%, 2/15/31	1,347	1,272,705
1.375%, 5/31/21(h)	775	776,667
TOTAL U.S. TREASURY OBLIGATIONS (Cost-$6,064,873)		5,956,904

	Shares
PREFERRED STOCK—0.5%

Banks—0.5%
Citigroup Capital XIII, 3 mo. LIBOR + 6.370%(f) (Cost-$274,242)	9,980	268,462

	Principal Amount (000s)
Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $569,000; collateralized by U.S. Treasury Note, 1.38%, due 1/31/25, valued at $580,407 including accrued interest (cost-$569,000)	$569	569,000

TOTAL INVESTMENTS—106.1% (Cost-$61,535,264)		61,648,373
Other assets and liabilities, net(g)—(6.1)%		(3,529,758)

NET ASSETS—100.0%		$58,118,615

Notes to Schedule of Investments:

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $11,720,998, representing 20.2% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $11,720,998 or 20.2% of net assets.

(c)	When-issued or delayed-delivery. This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Level 3 security. See Note 2A in the Notes to Financial Statements.
(f)	Variable or Floating Rate Security – Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on March 31, 2021.
(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

See Notes to Financial Statements

ALLIANZGI CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

Futures contracts outstanding at March 31, 2021:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	5	6/30/21	$1,000	$1,104	$(44)
5-Year U.S. Treasury Note	23	6/30/21	2,300	2,838	(6,056)
U.S. Long Bond	12	6/21/21	1,200	1,855	(46,187)
U.S. Ultra Treasury Bond	2	6/21/21	200	362	(11,221)

					$(63,508)

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(27)	6/21/21	$(2,700)	$(3,880)	$133,486

					$69,978

Credit default swaps agreements outstanding at March 31, 2021:

Centrally cleared buy protection swap agreements:

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(1)	Implied Credit Spread	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
Citigroup Inc.	$1,100	0.591%	6/20/26	(1.00)%	Quarterly	$(24,569)	$(24,691)	$122
Energy Transfer Operating, L.P.	775	1.375%	6/20/26	(1.00)%	Quarterly	12,031	17,124	(5,093)
Halliburton Co.	565	1.018%	6/20/26	(1.00)%	Quarterly	(1,061)	1,411	(2,472)
Hess Corp.	615	1.452%	6/20/26	(1.00)%	Quarterly	11,268	17,704	(6,436)
International Business Machines Corp.	565	0.422%	6/20/26	(1.00)%	Quarterly	(17,556)	(16,600)	(956)
Lincoln National Corp.	560	0.857%	6/20/26	(1.00)%	Quarterly	(5,198)	(4,515)	(683)
Morgan Stanley	610	0.597%	6/20/26	(1.00)%	Quarterly	(12,656)	(11,797)	(859)
Simon Property Group, L.P.	725	0.980%	6/20/26	(1.00)%	Quarterly	(2,347)	725	(3,072)

						$(40,088)	$(20,639)	$(19,449)

(1)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2021 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)

At March 31, 2021, the Fund pledged $219,136 in cash as collateral for futures contracts and pledged $20,091 in cash as collateral for swap contracts. The Fund also pledged U.S. Treasury Obligations valued at $569,048 as collateral for futures contracts and $159,246 as collateral for swap contracts.

Glossary:

ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
ICE	Intercontinental Exchange
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Securities
REIT	Real Estate Investment Trust
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

See Notes to Financial Statements

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

ALLIANZGI EMERGING MARKETS CONSUMER FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK—98.1%

Brazil—1.0%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	8,300	$36,349
Qualicorp Consultoria e Corretora de Seguros S.A.	5,700	30,735
Sao Martinho S.A.	12,900	67,976

		135,060

Canada—1.0%
Manulife Financial Corp.	6,686	143,807

China—39.8%
Alibaba Group Holding Ltd.(b)	7,700	217,903
Alibaba Group Holding Ltd. ADR(b)	2,295	520,345
Baidu, Inc. ADR(b)	650	141,408
Bilibili, Inc. ADR(b)	995	106,525
China Galaxy Securities Co., Ltd., Class A	123,996	195,783
China Merchants Bank Co., Ltd., Class H	60,500	461,877
China Yuhua Education Corp., Ltd.(a)	46,000	36,035
Geely Automobile Holdings Ltd.	29,000	73,786
Great Wall Motor Co., Ltd., Class H	23,500	65,143
Greenland Holdings Corp., Ltd., Class A	61,785	52,689
Haidilao International Holding Ltd.(a)	9,000	61,531
Hisense Home Appliances Group Co., Ltd., Class H	23,000	38,461
JD.com, Inc. ADR(b)	7,035	593,262
JD.com, Inc., Class A(b)	1,900	78,697
Lenovo Group Ltd.	78,000	110,969
Luzhou Laojiao Co., Ltd., Class A	3,741	128,421
Meituan, Class B(a)(b)	7,500	287,686
NetEase, Inc.	3,400	69,189
New Oriental Education & Technology Group, Inc. ADR(b)	7,210	100,940
NIO, Inc. ADR(b)	1,945	75,816
Ping An Insurance Group Co. of China Ltd., Class H	24,000	285,718
Poly Developments and Holdings Group Co., Ltd., Class A	21,300	46,239
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	2,400	146,127
Shenzhou International Group Holdings Ltd.	2,900	60,096
Shimao Group Holdings Ltd.	15,000	47,176
Tencent Holdings Ltd.	13,400	1,051,440
Vipshop Holdings Ltd. ADR(b)	2,735	81,667
Wuliangye Yibin Co., Ltd., Class A	3,401	139,039
Wuxi Biologics Cayman, Inc.(a)(b)	8,500	106,440
Xiaomi Corp., Class B(a)(b)	30,800	102,018
Yadea Group Holdings Ltd.(a)	18,000	39,963
Zhongsheng Group Holdings Ltd.	10,500	74,015

		5,596,404

Denmark—0.7%
Pandora A/S	925	99,102

Germany—3.4%
Daimler AG	5,420	483,122

India—5.3%
Apollo Tyres Ltd.	25,120	76,858
Bajaj Auto Ltd.	1,126	56,530
HDFC Bank Ltd. ADR(b)	4,565	354,655
LIC Housing Finance Ltd.	20,200	118,304
Reliance Industries Ltd.	5,283	144,738

		751,085

Indonesia—0.6%
Indofood Sukses Makmur Tbk PT	122,100	55,481

	Shares	Value

Indonesia—continued
Media Nusantara Citra Tbk PT(b)	424,700	$27,923

		83,404

Korea (Republic of)—21.4%
CJ CheilJedang Corp.	683	248,034
Hana Financial Group, Inc.	12,314	465,685
Hankook Tire & Technology Co., Ltd.	4,340	188,095
Hotel Shilla Co., Ltd.	528	40,542
Hyundai Mobis Co., Ltd.	250	64,502
Kakao Corp.	321	141,249
Kia Motors Corp.	4,272	312,921
KIWOOM Securities Co., Ltd.	842	93,742
LG Electronics, Inc.	2,626	348,045
NAVER Corp.	419	139,574
Samsung Electronics Co., Ltd.	13,454	967,666

		3,010,055

Mexico—0.4%
Gruma S.A.B de C.V., Class B	5,015	59,227

Philippines—0.2%
Globe Telecom, Inc.	840	32,536

Poland—0.3%
Dino Polska S.A.(a)(b)	735	48,468

Russian Federation—1.2%
Mobile TeleSystems PJSC ADR	19,710	164,381

Singapore—0.3%
IGG, Inc.	35,000	45,111

South Africa—0.5%
Naspers Ltd., Class N	289	69,151

Switzerland—1.7%
Roche Holding AG	722	233,333

Taiwan—12.3%
Asustek Computer, Inc.	28,000	365,542
Chicony Electronics Co., Ltd.	12,000	42,687
Chlitina Holding Ltd.	6,000	49,942
Chong Hong Construction Co., Ltd.	20,000	58,108
CTBC Financial Holding Co., Ltd.	97,000	75,131
First Financial Holding Co., Ltd.	119,690	93,124
Fubon Financial Holding Co., Ltd.	179,000	356,331
Grape King Bio Ltd.	6,000	38,272
Lite-On Technology Corp.	79,000	173,876
Primax Electronics Ltd.	77,000	171,633
Qisda Corp.	51,000	61,219
Quanta Computer, Inc.	37,000	127,081
Yuanta Financial Holding Co., Ltd.	147,000	115,918

		1,728,864

Thailand—0.9%
Charoen Pokphand Foods PCL	47,900	45,218
Sri Trang Gloves Thailand PCL	66,300	86,985

		132,203

See Notes to Financial Statements

ALLIANZGI EMERGING MARKETS CONSUMER FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value
Turkey—0.7%
Arcelik AS	15,124	$61,285
Turkcell Iletisim Hizmetleri AS	22,060	39,994

		101,279

United States—6.4%
Apple, Inc.	2,670	326,141
Microsoft Corp.	1,025	241,664
Procter & Gamble Co.	1,370	185,539
Thermo Fisher Scientific, Inc.	320	146,042

		899,386
TOTAL COMMON STOCK (Cost-$8,906,898)		13,815,978

	Principal Amount (000s)
Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $141,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $143,864 including accrued interest (cost-$141,000)	$141	141,000

TOTAL INVESTMENTS—99.1% (Cost-$9,047,898)		13,956,978
Other assets and liabilities, net—0.9%		123,672

NET ASSETS—100.0%		$14,080,650

Notes to Schedule of Investments:

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $682,141 or 4.8% of net assets.

(b)	Non-income producing.

Glossary:

ADR	American Depositary Receipt

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:

Technology Hardware, Storage & Peripherals	17.4%
Internet & Direct Marketing Retail	13.1
Interactive Media & Services	10.5
Banks	10.3
Automobiles	7.9
Insurance	5.6
Household Durables	3.4
Food Products	3.4
Auto Components	2.3
Capital Markets	2.1
Beverages	1.9
Life Sciences Tools & Services	1.8
Software	1.7
Wireless Telecommunication Services	1.7
Pharmaceuticals	1.7
Healthcare Equipment & Supplies	1.7
Entertainment	1.6
Real Estate Management & Development	1.5
Household Products	1.3
Textiles, Apparel & Luxury Goods	1.1
Oil, Gas & Consumable Fuels	1.0
Diversified Consumer Services	1.0
Thrifts & Mortgage Finance	0.8
Diversified Financial Services	0.8
Specialty Retail	0.8
Personal Products	0.6
Hotels, Restaurants & Leisure	0.4
Food & Staples Retailing	0.3
Healthcare Providers & Services	0.2
Media	0.2
Repurchase Agreements	1.0
Other assets and liabilities, net	0.9

100.0%

See Notes to Financial Statements

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Shares	Value
MUTUAL FUND—30.0%
Virtus AllianzGI Global Sustainability Fund(g)(h)(k) (Cost-$69,082,857)	3,678,561	$87,365,832

EXCHANGE-TRADED FUNDS(k)—14.0%
Invesco WilderHill Clean Energy ETF	14,000	1,377,460
iShares Core U.S. Aggregate Bond ETF	46,479	5,290,705
iShares ESG Aware MSCI EAFE ETF	114,959	8,725,388
iShares ESG Aware MSCI EM ETF	66,917	2,898,175
iShares ESG Aware MSCI USA ETF	144,928	13,169,607
iShares Global Clean Energy ETF	51,645	1,254,974
iShares JP Morgan USD Emerging Markets Bond ETF	11,431	1,244,607
iShares MSCI USA ESG Select ETF	50,326	4,419,629
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(g)	46,000	2,522,640
TOTAL EXCHANGE-TRADED FUNDS (Cost-$40,359,756)		40,903,185

	Principal Amount (000s)
CORPORATE BONDS & NOTES—13.7%

Aerospace & Defense—0.7%
BAE Systems PLC(a)(b), 1.90%, 2/15/31	$125	117,294
3.40%, 4/15/30	30	31,844
Boeing Co., 2.196%, 2/4/26	130	129,597
2.80%, 3/1/27	175	179,200
3.625%, 2/1/31	225	235,396
L3Harris Technologies, Inc., 3.95%, 5/28/24	175	189,917
Northrop Grumman Corp., 3.25%, 1/15/28	565	606,098
Northrop Grumman Systems Corp., 7.875%, 3/1/26	210	271,031
Raytheon Technologies Corp., 7.00%, 11/1/28	75	96,457
7.20%, 8/15/27	93	121,737
Teledyne Technologies, Inc., 2.75%, 4/1/31	200	199,272

		2,177,843

Airlines—0.2%
American Airlines, Inc.(a)(b), 5.50%, 4/20/26	150	156,103
Delta Air Lines, Inc.(a)(b), 4.50%, 10/20/25	205	218,817
Mileage Plus Holdings LLC(a)(b), 6.50%, 6/20/27	315	345,319

		720,239

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	215	222,181
General Motors Co., 5.15%, 4/1/38	200	229,016

		451,197

Banks—3.5%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25)(a)(b)(i), 2.95%, 7/22/30	303	313,154

	Principal Amount (000s)	Value

Banks—continued
Bank of America Corp.(i), 2.456%, 10/22/25 (converts to FRN on 10/22/24)	$325	$340,662
2.496%, 2/13/31 (converts to FRN on 2/13/30)	560	554,844
Citigroup, Inc., (converts to FRN on 10/30/23)(i), 0.776%, 10/30/24	1,010	1,009,314
Cooperatieve Rabobank UA, (converts to FRN on 2/24/26)(a)(b)(i), 1.106%, 2/24/27	750	732,630
Deutsche Bank AG, (converts to FRN on 04/30/26)(e)(i), 6.00%, 10/30/25	200	202,500
Goldman Sachs Group, Inc., (converts to FRN on 2/12/25)(i), 0.855%, 2/12/26	330	324,358
HSBC Holdings PLC, (converts to FRN on 6/17/31)(e)(i), 4.60%, 12/17/30	400	395,500
Huntington Capital Trust I, 3 mo. LIBOR + 0.700%(i), 0.905%, 2/1/27	220	205,565
International Bank for Reconstruction & Development, SOFR + 0.370%(i), 0.395%, 2/11/31	2,000	2,005,880
JPMorgan Chase & Co.(i), 0.563%, 2/16/25 (converts to FRN on 2/16/24)	450	446,655
3 mo. LIBOR + 0.950%, 1.152%, 1/15/87	520	459,063
Lloyds Banking Group PLC, (converts to FRN on 9/27/25)(e)(i), 7.50%, 9/27/25	130	148,525
Natwest Group PLC, (converts to FRN on 5/22/23)(i), 2.359%, 5/22/24	375	386,898
Popular, Inc., 6.125%, 9/14/23	340	367,200
Standard Chartered PLC, (converts to FRN on 1/14/26)(a)(b)(i), 1.456%, 1/14/27	200	195,223
State Street Corp.(i), 3 mo. LIBOR + 1.000%, 1.184%, 6/1/77	465	400,067
3.152%, 3/30/31 (converts to FRN on 3/30/30)	60	63,608
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24	428	426,046
Truist Financial Corp.(i), 1.267%, 3/2/27 (converts to FRN on 3/2/26)	400	395,222
5.10%, 3/1/30, Ser. Q (converts to FRN on 9/1/30)(e)	250	272,575
Wells Fargo & Co., (converts to FRN on 3/15/26)(e)(i), 3.90%, 3/15/26	197	198,950
Westpac Banking Corp., (converts to FRN on 2/4/25)(i), 2.894%, 2/4/30	235	242,052

		10,086,491

Biotechnology—0.1%
Celgene Corp., 5.00%, 8/15/45	70	84,773
Gilead Sciences, Inc., 2.60%, 10/1/40	161	147,946

		232,719

Building Materials—0.1%
Carrier Global Corp., 2.722%, 2/15/30	220	222,000

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
Chemicals—0.0%
Air Products and Chemicals, Inc., 2.80%, 5/15/50	$141	$130,461

Commercial Services—0.2%
Experian Finance PLC(a)(b), 2.75%, 3/8/30	200	203,116
Massachusetts Institute of Technology, 5.60%, 12/31/99	175	267,344
President & Fellows of Harvard College, 4.875%, 10/15/40	135	175,199

		645,659

Computers—0.1%
Apple, Inc., 2.65%, 2/8/51	130	118,791
Fortinet, Inc., 1.00%, 3/15/26	54	52,796
Leidos, Inc., 7.125%, 7/1/32	33	43,560

		215,147

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC, 3.50%, 1/15/25	330	346,050
Air Lease Corp., (converts to FRN on 6/15/26)(e)(i), 4.65%, 6/15/26	102	100,725
American Express Co., 3.625%, 12/5/24	145	158,115
8.15%, 3/19/38	105	157,578
Avolon Holdings Funding Ltd.(a)(b), 2.125%, 2/21/26	180	172,172
Charles Schwab Corp., (converts to FRN on 6/1/26)(e)(i), 4.00%, 6/1/26	135	136,998
Discover Financial Services, 4.10%, 2/9/27	190	210,864
5.50%, 10/30/27, Ser. C (converts to FRN on 10/30/27)(e)(i)	230	238,694
GE Capital Funding LLC(a)(b), 4.55%, 5/15/32	260	298,103
Intercontinental Exchange, Inc., 2.65%, 9/15/40	110	101,759
Synchrony Financial, 4.375%, 3/19/24	375	408,823
Visa, Inc., 1.90%, 4/15/27	175	179,362

		2,509,243

Electric Utilities—2.5%
Alabama Power Co., 4.10%, 1/15/42	165	178,235
Arizona Public Service Co., 5.50%, 9/1/35	90	113,084
CMS Energy Corp., 3.60%, 11/15/25	175	190,408
3.75%, 12/1/50 (converts to FRN on 12/1/30)(i)	125	123,750
Commonwealth Edison Co., 5.90%, 3/15/36	115	153,075

	Principal Amount (000s)	Value

Electric Utilities—continued
Consolidated Edison Co. of New York, Inc., Ser. 06-E, 5.70%, 12/1/36	$40	$51,067
DTE Electric Co., 1.90%, 4/1/28	265	264,315
4.05%, 5/15/48, Ser. A	120	135,942
5.70%, 10/1/37	240	307,603
6.625%, 6/1/36, Ser. A	60	85,539
Duke Energy Carolinas LLC, 2.55%, 4/15/31	80	80,523
3.45%, 4/15/51	50	51,069
Duke Energy Florida LLC, 2.50%, 12/1/29	143	145,829
Duke Energy Progress LLC, 3.45%, 3/15/29	330	358,709
Edison International, (converts to FRN on 3/15/26)(e)(i), 5.375%, 3/15/26	155	157,139
Enel Finance International NV(a)(b), 2.65%, 9/10/24	600	631,124
Georgia Power Co., 3.25%, 3/15/51	200	190,922
Jersey Central Power & Light Co., 6.15%, 6/1/37	270	331,420
MidAmerican Energy Co., 3.95%, 8/1/47	108	119,927
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	165	161,437
Niagara Mohawk Power Corp.(a)(b), 1.96%, 6/27/30	180	172,032
NRG Energy, Inc.(a)(b), 2.45%, 12/2/27	527	523,821
3.375%, 2/15/29	155	151,319
Pacific Gas and Electric Co., 4.50%, 12/15/41	25	24,229
4.55%, 7/1/30	110	119,306
4.95%, 7/1/50	120	123,323
Pennsylvania Electric Co., 3.60%, 6/1/29(a)(b)	92	96,487
4.15%, 4/15/25(a)(b)	313	333,392
6.15%, 10/1/38	95	117,057
PPL Electric Utilities Corp., 5.20%, 7/15/41	360	442,309
Public Service Co of Colorado, 4.75%, 8/15/41	199	232,676
Sempra Energy, 3.55%, 6/15/24	505	542,605
4.875%, 10/15/25 (converts to FRN on 10/15/25)(e)(i)	113	120,910
Southern California Edison Co., 3.90%, 12/1/41	140	139,368
Toledo Edison Co., 6.15%, 5/15/37	18	22,907
Virginia Electric & Power Co., Ser. A, 3.80%, 4/1/28	145	160,125

		7,152,983

Equity Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	77	71,531
American Tower Corp., 3.375%, 5/15/24	147	157,601
4.40%, 2/15/26	555	625,260

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

Equity Real Estate Investment Trusts (REITs)—continued
Crown Castle International Corp., 2.90%, 4/1/41	$130	$119,600
4.45%, 2/15/26	370	416,687
CyrusOne LP, 2.15%, 11/1/30	95	87,790
Equinix, Inc., 1.00%, 9/15/25	510	500,789

		1,979,258

Food & Beverage—0.3%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	585	641,210
Constellation Brands, Inc., 2.875%, 5/1/30	113	115,460
PepsiCo, Inc., 2.875%, 10/15/49	200	193,563
Sysco Corp., 6.60%, 4/1/50	41	59,219

		1,009,452

Healthcare-Products—0.1%
STERIS Irish FinCo UnLtd., Co., 2.70%, 3/15/31	195	193,538
3.75%, 3/15/51	117	117,860

		311,398

Healthcare-Services—0.1%
HCA, Inc., 5.875%, 2/15/26	165	189,131

Insurance—0.7%
American International Group, Inc., 3.40%, 6/30/30	170	180,703
6.82%, 11/15/37	23	30,996
AmFam Holdings, Inc.(a)(b), 2.805%, 3/11/31	135	133,936
Athene Global Funding(a)(b), 2.50%, 3/24/28	135	134,677
2.55%, 6/29/25	111	115,007
Belrose Funding Trust(a)(b), 2.33%, 8/15/30	110	105,944
Lincoln National Corp., 3 mo. LIBOR + 2.358%(i), 2.549%, 5/17/66	345	295,796
Massachusetts Mutual Life Insurance Co.(a)(b), 5.077%, 2/15/69	345	401,178
MetLife, Inc.(a)(b), 9.25%, 4/8/68	145	212,588
Metropolitan Life Insurance Co.(a)(b), 7.80%, 11/1/25	215	267,697
New York Life Insurance Co.(a)(b), 4.45%, 5/15/69	80	94,410

		1,972,932

Internet—0.1%
Booking Holdings, Inc., 4.625%, 4/13/30	265	308,687

	Principal Amount (000s)	Value

Media—0.5%
Charter Communications Operating LLC, 5.375%, 4/1/38	$90	$106,078
Comcast Corp., 3.75%, 4/1/40	313	343,425
Time Warner Cable LLC, 6.55%, 5/1/37	315	414,224
ViacomCBS, Inc., 3.45%, 10/4/26	180	191,422
4.20%, 5/19/32	62	69,304
5.25%, 4/1/44	205	247,033
6.25%, 2/28/57 (converts to FRN on 2/28/27)(i)	158	175,555

		1,547,041

Miscellaneous Manufacturing—0.0%
Textron, Inc., 3.00%, 6/1/30	50	50,786

Oil, Gas & Consumable Fuels—0.5%
Boston Gas Co.(a)(b), 3.15%, 8/1/27	435	463,225
Cenovus Energy, Inc., 3.00%, 8/15/22	70	71,615
3.80%, 9/15/23	60	63,425
Diamondback Energy, Inc., 4.75%, 5/31/25	108	120,688
Hess Corp., 5.60%, 2/15/41	85	98,056
7.125%, 3/15/33	180	229,400
Marathon Petroleum Corp., 5.85%, 12/15/45	85	100,757
Petroleos Mexicanos, 4.50%, 1/23/26	130	129,064
WPX Energy, Inc., 4.50%, 1/15/30	244	262,737

		1,538,967

Pharmaceuticals—0.4%
Cigna Corp., 4.125%, 11/15/25	175	195,126
4.80%, 8/15/38	115	137,448
CVS Health Corp., 2.70%, 8/21/40	205	188,789
4.30%, 3/25/28	223	253,235
Johnson & Johnson, 2.45%, 9/1/60	70	62,025
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	180	193,924
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	60	57,306
Viatris, Inc.(a)(b), 4.00%, 6/22/50	215	219,096

		1,306,949

Pipelines—0.7%
El Paso Natural Gas Co. LLC, 8.375%, 6/15/32	205	289,356
Enable Midstream Partners LP, 3.90%, 5/15/24	90	95,877
4.95%, 5/15/28	160	176,378

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

Pipelines—continued
Energy Transfer Operating L.P., 6.50%, 2/1/42	$375	$447,201
7.125%, 5/15/30 (converts to FRN on 5/15/30)(e)(i)	280	272,804
Kinder Morgan Energy Partners L.P., 7.50%, 11/15/40	65	88,990
Plains All American Pipeline L.P., 4.65%, 10/15/25	155	169,837
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22)(e)(i)	175	142,198
6.65%, 1/15/37	225	263,188

		1,945,829

Retail—0.1%
7-Eleven, Inc.(a)(b), 1.80%, 2/10/31	145	135,410
Lowe’s Cos., Inc., 2.625%, 4/1/31	135	135,384
3.00%, 10/15/50	79	73,685

		344,479

Semiconductors—0.2%
Broadcom Corp., 3.875%, 1/15/27	83	90,130
Broadcom, Inc., 3.469%, 4/15/34	92	92,315
3.50%, 2/15/41(a)(b)	76	72,789
Intel Corp., 3.10%, 2/15/60	330	311,658

		566,892

Software—0.2%
Microsoft Corp., 2.525%, 6/1/50	170	154,797
3.50%, 11/15/42	275	302,199
Oracle Corp., 3.65%, 3/25/41	155	156,850
3.80%, 11/15/37	95	98,667

		712,513

Telecommunications—0.6%
AT&T, Inc., 3.10%, 2/1/43	159	148,357
3.50%, 9/15/53(a)(b)	398	367,806
T MOBILE USA, Inc, 2.25%, 2/15/26	148	149,064
T-Mobile USA, Inc.(a)(b), 3.75%, 4/15/27	140	153,042
Verizon Communications, Inc., 1.50%, 9/18/30	450	413,150
Verizon Communications, Inc., 1.45%, 3/20/26	133	133,011
2.10%, 3/22/28	150	150,629
2.875%, 11/20/50	145	128,873

		1,643,932

Transportation—0.0%
Kansas City Southern, 4.30%, 5/15/43	129	141,420
TOTAL CORPORATE BONDS & NOTES (Cost-$40,553,923)		40,113,648

	Principal Amount (000s)	Value

U.S. GOVERNMENT AGENCY SECURITIES—11.0%
Fannie Mae(i), 1.383%, 12/25/30	$2,000	$1,914,378
Freddie Mac, 1.493%, 9/25/30	1,300	1,256,240
1.639%, 1/25/30	870	857,654
2.074%, 1/25/31	50	50,689
2.651%, 11/25/29	2,000	2,126,918
Ginnie Mae, MBS, 2.00%, 12/20/50	3,607	3,639,056
2.50%, 8/20/50	6,046	6,268,734
3.00%, 11/20/48	6,516	6,745,081
Small Business Administration Participation Certificates, ABS(f), 1.28%, 1/1/46	3,133	3,041,755
1.34%, 2/1/46	620	603,076
United States Small Business Administration, ABS, 1.03%, 7/1/40	2,198	2,134,240
1.21%, 12/1/45 Series 2020-25, Class L1	1,500	1,454,193
2.88%, 5/1/37	1,852	1,943,487
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost-$32,911,762)		32,035,501

	Shares
COMMON STOCK—10.6%

Aerospace & Defense—0.1%
L3Harris Technologies, Inc.	169	34,253
Lockheed Martin Corp.	428	158,146
Northrop Grumman Corp.	103	33,335

		225,734

Air Freight & Logistics—0.0%
SG Holdings Co., Ltd.	2,600	59,573
Yamato Holdings Co., Ltd.	2,400	65,784

		125,357

Airlines—0.0%
Air New Zealand Ltd.(j)	17,087	20,406

Auto Components—0.0%
Gentex Corp.	1,959	69,878

Banks—0.4%
Agricultural Bank of China Ltd., Class H	361,000	144,417
Banco Bradesco S.A. ADR	5,168	24,290
Bangkok Bank PCL	13,100	52,819
Bank of China Ltd., Class H	158,000	60,159
Bank of Communications Co., Ltd., Class H	249,000	158,546
Banque Cantonale Vaudoise	590	57,555
China Construction Bank Corp., Class H	209,000	175,822
CTBC Financial Holding Co., Ltd.	79,000	61,189
E.Sun Financial Holding Co., Ltd.	63,000	57,628
Hang Seng Bank Ltd.	800	15,487
Industrial & Commercial Bank of China Ltd., Class H	66,000	47,373
KB Financial Group, Inc. ADR(j)	781	38,605
Mega Financial Holding Co., Ltd.	44,000	49,192
Mizuho Financial Group, Inc.	5,400	77,982
Postal Savings Bank of China Co., Ltd., Class H(b)	185,000	138,260
Shinhan Financial Group Co., Ltd. ADR(j)	1,289	43,233

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Banks—continued
Spar Nord Bank A/S(j)	733	$7,823
Tisco Financial Group PCL	11,100	34,543

		1,244,923

Beverages—0.1%
Coca-Cola Co.	2,802	147,693
Coca-Cola European Partners PLC	599	31,244
PepsiCo, Inc.	1,065	150,644

		329,581

Biotechnology—0.2%
Amgen, Inc.	460	114,453
Gilead Sciences, Inc.	3,247	209,854
Regeneron Pharmaceuticals, Inc.(j)	330	156,136
Vertex Pharmaceuticals, Inc.(j)	925	198,773

		679,216

Building Products—0.1%
Geberit AG	131	83,383
Nichias Corp.	502	12,740
Takasago Thermal Engineering Co., Ltd.	2,903	45,200

		141,323

Capital Markets—0.2%
Deutsche Boerse AG	522	86,742
Japan Exchange Group, Inc.	2,400	56,248
Morgan Stanley	1,340	104,064
Nasdaq, Inc.	633	93,342
S&P Global, Inc.	236	83,277
T Rowe Price Group, Inc.	721	123,724

		547,397

Chemicals—0.3%
Air Products and Chemicals, Inc.	531	149,392
Albemarle Corp.	899	131,353
Chr Hansen Holding A/S(j)	600	54,521
Givaudan S.A.	34	131,014
Linde PLC	541	151,556
Sociedad Quimica y Minera de Chile SA	2,520	133,736
Taiwan Fertilizer Co., Ltd.	8,000	15,841

		767,413

Commercial Services & Supplies—0.3%
Republic Services, Inc.	1,989	197,607
Secom Co., Ltd.	2,100	176,630
SP Plus Corp.(j)	132	4,328
UniFirst Corp.	269	60,178
Waste Management, Inc.	2,793	360,353

		799,096

Communications Equipment—0.1%
Cisco Systems, Inc.	2,676	138,376
Motorola Solutions, Inc.	838	157,586

		295,962

Construction & Engineering—0.1%
China Conch Venture Holdings Ltd.	14,000	65,821
Eiffage S.A.(j)	480	48,049
Kajima Corp.	4,400	62,428

	Shares	Value

Construction & Engineering—continued
Obayashi Corp.	6,973	$63,920
Okumura Corp.	1,800	47,827
Shimizu Corp.	4,700	38,033
Sumitomo Densetsu Co., Ltd.	1,000	21,757

		347,835

Construction Materials—0.1%
Siam Cement PCL	6,200	79,162
Taiwan Cement Corp.	36,000	59,047

		138,209

Consumer Finance—0.0%
B2Holding ASA(j)	5,084	5,201

Containers & Packaging—0.0%
Cascades, Inc.	673	8,424
FP Corp.	1,200	48,824
Silgan Holdings, Inc.	1,388	58,337
Toyo Seikan Group Holdings Ltd.	900	10,697

		126,282

Diversified Consumer Services—0.0%
Graham Holdings Co., Class B	87	48,932

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc., Class B(j)	385	98,356
Investor AB, Class B	1,194	95,209
Yuanta Financial Holding Co., Ltd.	62,000	48,891

		242,456

Diversified Telecommunication Services—0.6%
Bezeq The Israeli Telecommunication Corp. Ltd.(j)	28,375	30,309
Chunghwa Telecom Co., Ltd. ADR	1,465	57,340
Deutsche Telekom AG	12,176	245,167
Elisa Oyj	1,393	83,541
Iliad S.A.	338	64,252
KT Corp. ADR(j)	5,245	65,248
Magyar Telekom Telecommunications PLC	32,624	42,996
Maroc Telecom	2,210	33,927
Nippon Telegraph & Telephone Corp.	9,588	246,097
NOS SGPS S.A.	6,083	22,143
Orange S.A.	6,202	76,404
Proximus SADP	2,691	58,570
Singapore Telecommunications Ltd.	29,500	53,509
Swisscom AG	132	70,808
Telefonica Brasil S.A. ADR	4,343	34,179
Telekom Austria AG	2,708	21,341
Telstra Corp. Ltd.	26,977	69,667
Verizon Communications, Inc.	6,783	394,431

		1,669,929

Electric Utilities—0.6%
American Electric Power Co., Inc.	886	75,044
BKW AG	111	12,073
CEZ AS	3,409	84,243
CLP Holdings Ltd.	13,719	133,235
Duke Energy Corp.	778	75,100
Elia Group S.A.	210	23,124
Emera, Inc.	1,549	68,939
Enel SpA	6,031	60,067

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Electric Utilities—continued
Entergy Corp.	529	$52,620
Exelon Corp.	853	37,310
Iberdrola S.A.	8,715	112,268
NextEra Energy, Inc.	7,585	573,502
Pinnacle West Capital Corp.	819	66,626
Power Assets Holdings Ltd.	16,500	97,420
Southern Co.	1,178	73,225
Xcel Energy, Inc.	3,493	232,319

		1,777,115

Electrical Equipment—0.2%
Ballard Power Systems, Inc.	5,607	136,474
Generac Holdings, Inc.(j)	438	143,423
Plug Power, Inc.	3,051	109,348
Shoals Technologies Group, Inc.	4,212	146,493
Sunrun, Inc.	2,295	138,802

		674,540

Electronic Equipment, Instruments & Components—0.1%
ALSO Holding AG(j)	76	21,791
AU Optronics Corp.(j)	3,321	24,908
Canon Marketing Japan, Inc.	700	15,527
China Railway Signal & Communication Corp., Ltd., Class H(b)	105,000	43,085
Hon Hai Precision Industry Co., Ltd.	9,580	84,112
Keysight Technologies, Inc.(j)	233	33,412
Shibaura Electronics Co., Ltd.	200	6,611
Tripod Technology Corp.	8,000	39,393

		268,839

Energy Equipment & Services—0.1%
Baker Hughes Co.	6,002	129,703

Entertainment—0.1%
IGG, Inc.	22,000	28,356
Koei Tecmo Holdings Co., Ltd.	1,300	58,293
NetEase, Inc. ADR	1,153	119,059

		205,708

Equity Real Estate Investment Trusts (REITs)—0.4%
Alexandria Real Estate Equities, Inc.	472	77,550
American Tower Corp.	318	76,021
ARA LOGOS Logistics Trust	21,200	11,505
CapitaLand Mall Trust	54,900	88,561
Crown Castle International Corp.	1,089	187,450
Duke Realty Corp.	2,806	117,656
Easterly Government Properties, Inc.	2,284	47,347
Equity LifeStyle Properties, Inc.	1,011	64,340
Equity Residential	966	69,195
Fibra Uno Administracion S.A. de C.V.	35,900	41,960
Gaming and Leisure Properties, Inc.	1,743	73,955
Industrial & Infrastructure Fund Investment Corp.	17	29,156
Killam Apartment Real Estate Investment Trust	1,828	26,925
Lar Espana Real Estate Socimi S.A.	1,947	11,644
Mapletree Industrial Trust	15,600	31,775
Nippon Prologis REIT, Inc.	33	105,952
Public Storage	370	91,301
SBA Communications Corp.	273	75,771

		1,228,064

	Shares	Value

Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	183	$39,563
Costco Wholesale Corp.	338	119,138
Empire Co., Ltd., Class A	1,850	57,677
Kesko Oyj, Class B	2,431	74,350
Koninklijke Ahold Delhaize NV	6,377	177,610
Kroger Co.	2,264	81,481
Metro, Inc.	1,762	80,382
Seven & i Holdings Co., Ltd.	2,900	116,890
Sheng Siong Group Ltd.	25,500	29,193
Sugi Holdings Co., Ltd.	800	63,364
Walmart, Inc.	1,403	190,569
Welcia Holdings Co., Ltd.	1,500	51,479

		1,081,696

Food Products—0.5%
Astral Foods Ltd.	1,214	12,044
Barry Callebaut AG	38	85,878
Bunge Ltd.	1,790	141,893
Campbell Soup Co.	1,043	52,432
Chocoladefabriken Lindt & Spruengli AG	8	69,830
General Mills, Inc.	1,225	75,117
Grupo Bimbo SAB De C.V., Ser. A	14,000	29,384
Hershey Co.	1,200	189,792
Hormel Foods Corp.	2,933	140,139
JM Smucker Co.	1,001	126,656
McCormick & Co., Inc.	724	64,552
MEIJI Holdings Co., Ltd.	1,500	96,455
Nestle S.A.	2,060	229,594
Nissin Foods Holdings Co., Ltd.	900	66,733
Sino Grandness Food Industry Group Ltd.(d)(f)(j)	77,400	6
Strauss Group Ltd.	1,776	47,812
Toyo Suisan Kaisha Ltd.	1,100	46,196
Uni-President Enterprises Corp.	23,000	58,844

		1,533,357

Gas Utilities—0.1%
ENN Energy Holdings Ltd.	6,000	96,243
Snam SpA	14,855	82,364

		178,607

Healthcare Equipment & Supplies—0.0%
BioMerieux	95	12,088
DiaSorin SpA	300	48,128
Hogy Medical Co., Ltd.	500	15,240

		75,456

Healthcare Providers & Services—0.4%
Alfresa Holdings Corp.	2,300	44,307
AmerisourceBergen Corp.	631	74,502
Anthem, Inc.	259	92,968
Centene Corp.(j)	818	52,278
CVS Health Corp.	1,295	97,423
Encompass Health Corp.	784	64,210
Galenica AG(b)	748	46,693
Humana, Inc.	170	71,273
Laboratory Corp. of America Holdings(j)	399	101,757
Medipal Holdings Corp.	2,700	51,793
Quest Diagnostics, Inc.	565	72,512
Sinopharm Group Co., Ltd., Class H	17,200	41,639
Summerset Group Holdings Ltd.	7,151	60,630
Suzuken Co., Ltd.	1,400	54,685

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Healthcare Providers & Services—continued
Toho Holdings Co., Ltd.	1,100	$20,167
UnitedHealth Group, Inc.	489	181,942

		1,128,779

Hotels, Restaurants & Leisure—0.2%
Domino’s Pizza, Inc.	182	66,938
Ichibanya Co., Ltd.	400	17,412
McDonald’s Holdings Co. Japan Ltd.	1,400	64,484
McDonald’s Corp.	793	177,743
Starbucks Corp.	841	91,896

		418,473

Household Durables—0.1%
Rinnai Corp.	600	67,139
SEB S.A.	39	6,879
Sekisui House Ltd.	3,700	79,330

		153,348

Household Products—0.3%
Clorox Co.	509	98,176
Colgate-Palmolive Co.	659	51,949
Earth Corp.	700	42,104
Kimberly-Clark Corp.	1,227	170,614
Procter & Gamble Co.	2,801	379,340
Unicharm Corp.	300	12,585

		754,768

Independent Power Producers & Energy Traders—0.1%
China Everbright Greentech Ltd.(b)	55,000	22,356
EDP Renovaveis S.A.	1,804	38,546
Sunnova Energy International, Inc.	3,399	138,747

		199,649

Industrial Conglomerates—0.0%
Jardine Matheson Holdings Ltd.	1,600	104,624
TOKAI Holdings Corp.	1,800	15,541

		120,165

Insurance—0.4%
American Financial Group, Inc.	740	84,434
Aon PLC, Class A	131	30,144
AUB Group Ltd.	3,083	45,101
Brown & Brown, Inc.	1,671	76,381
Fubon Financial Holding Co., Ltd.	33,000	65,692
Hanover Insurance Group, Inc.	572	74,051
Intact Financial Corp.	1,224	149,993
Japan Post Holdings Co., Ltd.	10,400	92,677
Marsh & McLennan Cos., Inc.	560	68,208
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	348	107,167
Progressive Corp.	1,780	170,186
Qualitas Controladora S.A.B. de C.V.	4,100	22,551
Talanx AG(j)	698	29,599
Tryg A/S	2,448	57,734
Willis Towers Watson PLC	268	61,340
Zurich Insurance Group AG	331	141,274

		1,276,532

Interactive Media & Services—0.0%
Tencent Holdings Ltd.	1,200	94,159

	Shares	Value

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc.(j)	45	$139,234

IT Services—0.5%
Accenture PLC, Class A	371	102,489
Automatic Data Processing, Inc.	648	122,129
Booz Allen Hamilton Holding Corp.	1,070	86,167
Fidelity National Information Services, Inc.	569	80,007
Fiserv, Inc.(j)	720	85,709
Limelight Networks, Inc.(j)	4,130	14,744
ManTech International Corp., Class A	725	63,039
Mastercard, Inc., Class A	516	183,722
NEC Corp.	1,400	82,438
NEC Networks & System Integration Corp.	2,700	47,501
NET One Systems Co., Ltd.	700	22,348
Paychex, Inc.	2,591	253,970
Visa, Inc., Class A	588	124,497
Western Union Co.	2,783	68,629

		1,337,389

Leisure Equipment & Products—0.0%
Sankyo Co., Ltd.	2,000	52,978

Life Sciences Tools & Services—0.0%
Bio-Rad Laboratories, Inc., Class A(j)	123	70,254
Tecan Group AG	105	46,593

		116,847

Machinery—0.1%
Chart Industries, Inc.	951	135,375
Kone Oyj, Class B	1,026	83,814

		219,189

Media—0.1%
Cogeco Communications, Inc.	612	57,465
National CineMedia, Inc.	706	3,262
Omnicom Group, Inc.	1,264	93,725
Shaw Communications, Inc., Class B	4,307	112,002

		266,454

Metals & Mining—0.3%
Agnico Eagle Mines Ltd.	1,078	62,319
Barrick Gold Corp.	4,117	81,672
First Quantum Minerals Ltd.	6,421	122,370
Franco-Nevada Corp.	1,266	158,656
Freeport-McMoRan, Inc.	3,900	128,427
Newmont Corp.	3,685	222,095
POSCO ADR	854	61,659
Vale S.A. ADR	4,398	76,437
Yamana Gold, Inc.	8,821	38,325

		951,960

Mortgage Real Estate Investment Trusts (REITs)—0.0%
Cherry Hill Mortgage Investment Corp.	16	149

Multi-Line Retail—0.1%
Dollar General Corp.	1,222	247,602
Target Corp.	578	114,484

		362,086

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Multi-Utilities—0.3%
Canadian Utilities Ltd., Class A	2,046	$54,931
CMS Energy Corp.	1,195	73,158
Consolidated Edison, Inc.	3,711	277,583
Dominion Energy, Inc.	1,137	86,366
DTE Energy Co.	457	60,845
REN – Redes Energeticas Nacionais SGPS S.A.	5,617	15,677
WEC Energy Group, Inc.	1,506	140,947

		709,507

Oil, Gas & Consumable Fuels—0.1%
China Aviation Oil Singapore Corp. Ltd.	6,900	5,796
MOL Hungarian Oil & Gas PLC(j)	4,902	35,493
Neste Oyj	1,647	87,417
PTT PCL	11,800	15,482
Star Petroleum Refining PCL	179,100	51,581
Valero Energy Corp.	1,767	126,517

		322,286

Personal Products—0.0%
Unilever PLC	1,000	55,916

Pharmaceuticals—0.8%
Astellas Pharma, Inc.	5,508	84,666
Bristol-Myers Squibb Co.	2,526	159,466
Eli Lilly and Co.	1,562	291,813
Horizon Therapeutics PLC(j)	478	43,995
Johnson & Johnson	2,534	416,463
Merck & Co., Inc.	3,786	291,863
Novartis AG	2,149	183,648
Pfizer, Inc.	5,612	203,323
Richter Gedeon Nyrt	2,371	69,905
Roche Holding AG	620	200,369
Sawai Pharmaceutical Co., Ltd.	1,100	53,348
Sumitomo Dainippon Pharma Co., Ltd.	532	9,259
Takeda Pharmaceutical Co., Ltd.	2,500	89,975
Viatris, Inc.(j)	696	9,723
Zoetis, Inc.	636	100,157

		2,207,973

Professional Services—0.0%
FTI Consulting, Inc.(j)	457	64,030
Morneau Shepell, Inc.	1,365	35,964

		99,994

Real Estate—0.0%
Mobimo Holding AG	100	30,524

Real Estate Management & Development—0.1%
Allreal Holding AG	237	47,743
Azrieli Group Ltd.	837	51,600
Intershop Holding AG	26	17,166
PSP Swiss Property AG	427	52,045
Swiss Prime Site AG	1,098	101,244
TAG Immobilien AG	1,672	47,725
TLG Immobilien AG	963	28,165
WCM Beteiligungs & Grundbesitz AG	4,510	23,271
Yuzhou Group Holdings Co., Ltd.	52,204	15,579

		384,538

	Shares	Value

Road & Rail—0.0%
Fukuyama Transporting Co., Ltd.	154	$6,342
Senko Group Holdings Co., Ltd.	4,704	44,523
Tourism Holdings Ltd.(j)	3,878	6,771

		57,636

Semiconductors & Semiconductor Equipment—0.4%
ASE Technology Holding Co., Ltd. ADR	20,923	161,107
Dialog Semiconductor PLC(j)	334	25,154
Enphase Energy, Inc.	877	142,214
Global Mixed Mode Technology, Inc.	9,000	65,450
Himax Technologies, Inc. ADR(j)	10,380	141,687
Intel Corp.	2,119	135,616
Silicon Motion Technology Corp. ADR	3,262	193,730
SolarEdge Technologies, Inc.	490	140,846
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,249	266,012

		1,271,816

Software—0.3%
Adobe, Inc.(j)	209	99,352
Asseco Poland S.A.	2,017	34,502
Cadence Design Systems, Inc.(j)	160	21,918
Check Point Software Technologies Ltd.(j)	321	35,942
Citrix Systems, Inc.	744	104,428
Fortinet, Inc.(j)	100	18,442
Intuit, Inc.	247	94,616
Microsoft Corp.	898	211,722
Oracle Corp.	1,726	121,114
Tyler Technologies, Inc.(j)	251	106,557

		848,593

Specialty Retail—0.2%
Aoyama Trading Co., Ltd.(j)	189	1,412
AutoZone, Inc.(j)	103	144,643
DCM Holdings Co., Ltd.	3,600	37,650
Hornbach Holding AG & Co. KGaA	269	26,246
Nitori Holdings Co., Ltd.	800	154,798
O’Reilly Automotive, Inc.(j)	332	168,407
TJX Cos., Inc.	2,176	143,942

		677,098

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	875	106,881
Canon, Inc.	4,190	94,699
FUJIFILM Holdings Corp.	1,979	117,444
Legend Holdings Corp., Class H(b)	6,400	10,143
Lenovo Group Ltd.	112,000	159,339
Samsung Electronics Co., Ltd. GDR	118	215,232

		703,738

Telecommunications—0.1%
AT&T, Inc.	7,525	227,782

Textiles, Apparel & Luxury Goods—0.1%
China Dongxiang Group Co., Ltd.	68,883	7,974
Hermes International	131	145,021

		152,995

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Thrifts & Mortgage Finance—0.0%
Kearny Financial Corp.	2,236	$27,011
TFS Financial Corp.	2,337	47,605
Waterstone Financial, Inc.	1,038	21,196

		95,812

Trading Companies & Distributors—0.0%
Solar A/S, Class B	333	25,172
Watsco, Inc.	193	50,325

		75,497

Transportation Infrastructure—0.0%
Enav SpA(b)	5,868	28,544
Kamigumi Co., Ltd.	2,200	41,665
Shenzhen Expressway Co., Ltd., Class H	24,000	25,994

		96,203

Water Utilities—0.0%
American Water Works Co., Inc.	153	22,938

Wireless Telecommunication Services—0.1%
KDDI Corp.	4,100	125,712
SK Telecom Co., Ltd. ADR	1,017	27,693
Softbank Corp.	6,400	83,147
T-Mobile U.S., Inc.(j)	484	60,640

		297,192
TOTAL COMMON STOCK (Cost-$29,398,876)		30,908,412

	Principal Amount (000s)
U.S. TREASURY OBLIGATIONS—8.2%
U.S. Treasury Bonds, 0.125%, 3/31/23	$3,211	3,208,868
0.125%, 2/15/24	300	298,383
1.50%, 2/28/23	4,000	4,101,875
1.625%, 11/15/50	3,077	2,564,006
1.875%, 2/15/41	1,700	1,582,859
U.S. Treasury Notes, 0.125%, 11/30/22	5,100	5,099,004
0.75%, 3/31/26	6,192	6,138,304
1.125%, 2/15/31(m)	848	801,227
TOTAL U.S. TREASURY OBLIGATIONS (Cost-$23,852,081)		23,794,526

ASSET-BACKED SECURITIES—5.1%
Ally Auto Receivables Trust 2019-4, 1.84%, 6/17/24	1,000	1,012,191
CarMax Auto Owner Trust 2020-2, 1.70%, 11/15/24	1,000	1,016,080
Citibank Credit Card Issuance Trust, 1 mo. LIBOR + 0.330%, Series 2018-A2, Class A2(i), 0.441%, 1/20/25	1,000	1,003,832
Flatiron Clo 17 Ltd., 3 mo. LIBOR + ..980%(a)(b)(i), 1.178%, 5/15/30	1,825	1,820,985
Grace Trust 2020-GRCE(a)(b), 2.347%, 12/10/40	1,250	1,231,514
Hyundai Auto Receivables Trust 2020-A, 1.41%, 11/15/24	1,500	1,525,058

	Principal Amount (000s)	Value

ASSET-BACKED SECURITIES—continued
Nissan Auto Receivables 2017-B Owner Trust, 1.95%, 10/16/23	$1,862	$1,869,288
One Bryant Park Trust 2019-OBP(a)(b), 2.516%, 9/15/54	1,500	1,514,094
Tesla Auto Lease Trust 2018-B(a)(b), 4.12%, 10/20/21	450	453,704
Tesla Auto Lease Trust 2021-A, Series 2021, Class A3(a)(b), 0.56%, 3/20/25	750	749,429
Venture 42 CLO Ltd., 3 mo. LIBOR + 1.130%, Series 2020-1A, Class A1(a)(b)(f)(i), 1.00%, 4/15/34	1,220	1,220,129
Verizon Owner Trust 2018-1(a)(b), 3.05%, 9/20/22	1,500	1,508,335
TOTAL ASSET-BACKED SECURITIES (Cost-$15,114,199)		14,924,639

	Shares
RIGHTS(j)—0.0%

Chemicals—0.0%
Sociedad Quimica y Minera de Chile SA, exercise price USD 50.05, expires 4/19/21	470	1,456

Oil, Gas & Consumable Fuels—0.0%
Snam SpA, exercise price EUR 4.46 expires 4/7/21	14,855	16
TOTAL RIGHTS (Cost-$0)		1,472

	Principal Amount (000s)

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $10,406,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $10,614,148 including accrued interest (cost-$10,406,000)	$10,406	10,406,000

TOTAL INVESTMENTS—96.2% (Cost-$261,679,454)(c)		280,453,215
Other assets and liabilities, net(l)—3.8%		11,001,979

NET ASSETS—100.0%		$291,455,194

Notes to Schedule of Investments:

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $16,066,945, representing 5.5% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally only to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $16,356,026 or 5.6% of net assets.

(c)	Securities with a value of $53,348, representing less than 0.05% of net assets, were valued utilizing modeling tools provided by a third-party vendor. See Note 2A in the Notes to Financial Statements.
(d)	Fair-Valued – Security with a value of $6, representing less than 0.05% of net assets. See Note 2A in the Notes to Financial Statements.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security. See Note 2A in the Notes to Financial Statements.

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

(g)	Affiliated fund.
(h)	Institutional Class shares.
(i)	Variable or Floating Rate Security – Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on March 31, 2021.
(j)	Non-income producing.
(k)	Shares of these funds are publicly offered, and the prospectus and annual report are publicly available.
(l)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at March 31, 2021:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	46	6/30/21	$	9,200	$10,153	$(8,939)
5-Year U.S. Treasury Note	16	6/30/21		1,600	1,974	(2,439)
BIST 30 Index	80	4/30/21	TRY	1	140	(11,544)
Bovespa Index	10	4/14/21	BRL	— (n)	207	(5,310)
British Pound	29	6/14/21	$	1,813	2,498	(36,880)
E-mini Russell 1000® Index	150	6/18/21		8	11,165	375
E-mini S&P 500® Index	56	6/18/21		3	11,109	31,189
Euro-BTP	14	6/8/21	EUR	1,400	2,451	13,120
Euro-Bund	1	6/8/21		100	201	644
Euro-OAT	3	6/8/21		300	570	994
FTSE 100 Index	13	6/18/21	GBP	— (n)	1,197	(7,289)
FTSE China A50 Index	12	4/29/21	SGD	— (n)	206	686
FTSE/JSE Top 40 Index	10	6/17/21	ZAR	— (n)	415	(5,403)
FTSE/MIB Index	5	6/18/21	EUR	— (n)	715	9,172
FTSE Taiwan Index	6	4/28/21	SGD	— (n)	348	3,140
IBEX 35® Index	6	4/16/21	EUR	— (n)	604	(3,218)
Mini DAX® European Index	16	6/18/21		— (n)	1,410	22,960
MSCI EAFE® Index	74	6/18/21	$	4	8,110	(43,738)
MSCI Emerging Markets Index	54	6/18/21		3	3,571	(13,557)
S&P/TSX 60 Index	5	6/17/21	CAD	1	884	(6,582)
SPI 200TM Future	3	6/17/21	AUD	— (n)	385	886
TOPIX Index	20	6/10/21	JPY	200	3,529	92,810
U.S. Long Bond	6	6/21/21	$	600	928	(28,755)
U.S. Ultra Treasury Bond	14	6/21/21		1,400	2,537	(64,968)

						$(62,646)

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(43)	6/21/21	$	(4,300)	$(6,179)	$209,429
10-Year U.S. Treasury Note	(106)	6/21/21		(10,600)	(13,879)	260,490
Australia Government 10-Year Bond	(37)	6/15/21	AUD	(3,700)	(3,881)	26,074
Australian Dollar	(7)	6/14/21	$	(700)	(532)	10,878
Canada Government 10-Year Bond	(58)	6/21/21	CAD	(5,800)	(6,405)	142,708
Canadian Dollar	(5)	6/15/21	$	(500)	(398)	(5)
Euro Currency	(50)	6/14/21		(6,250)	(7,339)	153,232
Japanese Yen	(80)	6/14/21		(100)	(9,035)	177,401
Long Gilt	(21)	6/28/21	GBP	(2,100)	(3,694)	31,032
New Zealand Dollar	(9)	6/14/21	$	(900)	(628)	13,630

						$1,024,869

						$962,223

See Notes to Financial Statements

ALLIANZGI GLOBAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

Credit default swaps agreements outstanding at March 31, 2021:

Centrally cleared buy protection swap agreements:

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(1)	Implied Credit Spread	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(2)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
Halliburtion Co.	$390	1.02%	6/20/26	(1.00)%	Quarterly	$(733)	$973	$(1,706)

Centrally cleared sell protection swap agreements:

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(1)	Implied Credit Spread	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
CDX.EM.35 Index	$1,700	1.87%	6/20/26	1.00%	Quarterly	$(70,678)	$(69,870)	$(808)
CDX.NA.HY.35	$3,350	2.89%	12/20/25	5.00%	Quarterly	309,727	299,470	10,257

						$239,049	$229,600	$9,449

(1)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2021 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)

At March 31, 2021, the Fund pledged $11,535,572 in cash as collateral for futures contracts and held $230,359 in cash as collateral for swap contracts. The Fund also pledged U.S. Treasury Obligations valued at $15,999 as collateral for swap contracts.

(n)	Notional amount rounds to less than 500.

Glossary:

ABS	Asset-Backed Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
BIST	Borsa Istanbul
BRL	Brazilian Real
CAD	Canadian Dollar
CDX	Credit Derivatives Index
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
JPY	Japanese Yen
JSE	Johannesburg Stock Exchange Limited
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Financial Statements

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Shares	Value

COMMON STOCK—60.3%

Argentina—0.1%
MercadoLibre, Inc.(g)	17	$25,026

Australia—0.4%
Atlassian Corp. PLC, Class A(g)	110	23,184
Austal Ltd.	4,911	8,356
BHP Group Ltd.	874	30,072
CSL Ltd.	403	81,009
Fortescue Metals Group Ltd.	1,671	25,371
Newcrest Mining Ltd.	96	1,781
Rio Tinto Ltd.	278	23,385
Silver Lake Resources Ltd.(g)	3,883	4,409
Stockland REIT	800	2,674
Vicinity Centres REIT	1,738	2,185
Woolworths Group Ltd.	638	19,805

		222,231

Austria—0.1%
ams AG(g)	657	13,096
BAWAG Group AG(b)(g)	234	12,085
EVN AG	336	7,234
Flughafen Wien AG(g)	67	2,298
OMV AG	199	10,096
Raiffeisen Bank International AG(g)	548	12,037
Telekom Austria AG	357	2,813
Wienerberger AG	387	14,160

		73,819

Belgium—0.1%
Ageas S.A.	304	18,381
Bekaert S.A.	325	13,599
Elia Group S.A.	21	2,312
Etablissements Franz Colruyt NV	104	6,203
Euronav NV	457	4,183
Proximus SADP	340	7,400
UCB S.A.	126	11,986

		64,064

Brazil—0.7%
Banco do Brasil S.A.	1,600	8,656
EDP – Energias do Brasil S.A.	800	2,813
Engie Brasil Energia S.A.	800	5,945
Iochpe Maxion S.A.(g)	3,100	6,626
StoneCo Ltd., Class A(g)	4,784	292,876
Telefonica Brasil S.A.	900	7,072
Vale S.A.	1,545	26,892
WEG S.A.	800	10,597

		361,477

Canada—1.0%
Agnico Eagle Mines Ltd.	113	6,533
B2Gold Corp.	4,535	19,523
Barrick Gold Corp.	1,116	22,139
Baytex Energy Corp.(g)	1,346	1,403
Canadian Natural Resources Ltd.	584	18,054
Canadian Tire Corp., Ltd., Class A	146	20,718
Cascades, Inc.	717	8,975
Cenovus Energy, Inc.	787	5,912
Cogeco Communications, Inc.	303	28,451
Crescent Point Energy Corp.	346	1,443

	Shares	Value

Canada—continued
DREAM Unlimited Corp.	716	$12,882
Empire Co., Ltd., Class A	287	8,948
Enghouse Systems Ltd.	149	6,911
Exchange Income Corp.	500	16,010
Fairfax Financial Holdings Ltd.	23	10,039
Fortis, Inc.	266	11,542
Franco-Nevada Corp.	528	66,169
George Weston Ltd.	297	26,299
Hydro One Ltd.(b)	500	11,646
IA Financial Corp., Inc.	320	17,399
InterRent Real Estate Investment Trust REIT	481	5,661
Killam Apartment Real Estate Investment Trust REIT	284	4,183
Loblaw Cos., Ltd.	441	24,634
Lundin Mining Corp.	2,227	22,913
Manulife Financial Corp.	1,278	27,488
Mullen Group Ltd.	1,862	18,047
Open Text Corp.	307	14,638
Power Corp. of Canada	909	23,891
Restaurant Brands International, Inc.	123	7,999
Sagen MI Canada, Inc.	144	4,979
Shopify, Inc., Class A(g)	33	36,433
Sun Life Financial, Inc.	416	21,023

		532,885

Chile—0.0%
Engie Energia Chile S.A.	3,778	4,300

China—2.8%
Agricultural Bank of China Ltd., Class H	69,000	27,603
Alibaba Group Holding Ltd. ADR(g)	1,658	375,918
Baidu, Inc. ADR(g)	77	16,751
Bank of China Ltd., Class H	99,000	37,694
Bank of Communications Co., Ltd., Class H	43,000	27,379
BOC Aviation Ltd.(b)	1,500	14,529
China Conch Venture Holdings Ltd.	6,500	30,560
China Construction Bank Corp., Class H	74,812	62,936
China Dongxiang Group Co., Ltd.	16,117	1,866
China Everbright Greentech Ltd.(b)	10,000	4,065
China Life Insurance Co., Ltd., Class H	4,000	8,263
China Lumena New Materials Corp.(c)(e)(g)	44	—	*
China Minsheng Banking Corp., Ltd., Class H	9,000	5,221
China SCE Group Holdings Ltd.	3,000	1,389
China Water Affairs Group Ltd.	2,000	1,636
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	2,796
CITIC Ltd.	10,000	9,467
Country Garden Holdings Co., Ltd.	8,000	10,270
Country Garden Services Holdings Co., Ltd.	3,172	32,152
CSPC Pharmaceutical Group Ltd.	13,440	16,251
EVA Precision Industrial Holdings Ltd.	20,236	1,874
Golden Eagle Retail Group Ltd.	3,000	2,698
Industrial & Commercial Bank of China Ltd., Class H	49,000	35,171
JD.com, Inc. ADR(g)	377	31,793
Jiangsu Expressway Co., Ltd., Class H	3,189	3,971
Ju Teng International Holdings Ltd.	4,744	1,269
Lee & Man Paper Manufacturing Ltd.	10,000	9,197
Lenovo Group Ltd.	36,000	51,216
NetEase, Inc. ADR	310	32,011
Postal Savings Bank of China Co., Ltd., Class H(b)	48,000	35,873
Shenzhen Expressway Co., Ltd., Class H	7,700	8,340
Shenzhen International Holdings Ltd.	3,000	5,024
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	6,000	2,308
Sinopharm Group Co., Ltd., Class H	3,200	7,747

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

China—continued
Tencent Holdings Ltd.	6,181	$484,996
Tingyi Cayman Islands Holding Corp.	4,000	7,348
Topsports International Holdings Ltd.(b)	2,000	2,979
Xinyi Solar Holdings Ltd.	6,000	9,864
Yuexiu Real Estate Investment Trust REIT	5,000	2,560
Yuexiu Transport Infrastructure Ltd.	16,000	10,105

		1,433,090

Colombia—0.0%
Bancolombia S.A.	939	7,373
Corp. Financiera Colombiana S.A.(g)	1,390	12,424

		19,797

Czech Republic—0.0%
CEZ AS	307	7,586
Moneta Money Bank AS(b)(g)	919	3,423
O2 Czech Republic AS	593	6,901

		17,910

Denmark—1.5%
Ambu A/S, Class B	5,777	271,307
Carlsberg AS, Class B	153	23,508
Coloplast A/S, Class B	523	78,641
D/S Norden A/S	467	10,822
DSV A/S	1,143	224,248
Novo Nordisk A/S, Class B	2,138	144,848
Scandinavian Tobacco Group A/S, Class A(b)(g)	122	2,341
Solar A/S, Class B	41	3,099
Spar Nord Bank A/S(g)	137	1,462
Tryg A/S	398	9,386

		769,662

Finland—0.1%
Elisa Oyj	388	23,269
Kesko Oyj, Class B	422	12,906
Neste Oyj	207	10,987
Oriola Oyj, Class B	700	1,683
TietoEVRY Oyj	186	5,763

		54,608

France—3.3%
Accor S.A.(g)	1,830	69,017
Aeroports de Paris(g)	800	95,599
Amundi S.A. (b)(g)	189	15,116
APERAM S.A.	51	2,298
AXA S.A.	1,165	31,265
BNP Paribas S.A.(g)	425	25,857
Boiron S.A.	31	1,301
Bouygues S.A.	4,280	171,605
CNP Assurances(g)	1,014	19,276
Coface S.A.(g)	855	9,465
Credit Agricole S.A.(g)	957	13,854
Eiffage S.A.(g)	540	54,055
Faurecia SE(g)	16	852
Getlink SE(g)	5,500	84,364
Iliad S.A.	45	8,554
Klepierre S.A. REIT	672	15,670
L’Oreal S.A.	415	159,044
LVMH Moet Hennessy Louis Vuitton SE	438	291,800
Orange S.A.	3,738	46,049
Publicis Groupe S.A.	239	14,586

	Shares	Value

France—continued
Safran S.A.(g)	480	$65,324
Sanofi	350	34,580
Schneider Electric SE	215	32,840
SEB S.A.	7	1,235
Sodexo S.A. (g)	2,500	239,759
Teleperformance	71	25,878
TOTAL SE	598	27,893
Vinci S.A.	1,196	122,527

		1,679,663

Germany—2.9%
Adidas AG(g)	669	208,844
Bayer AG	514	32,525
Bayerische Motoren Werke AG	275	28,531
Cewe Stiftung & Co. KGAA	45	6,354
Daimler AG	401	35,744
Deutsche Boerse AG	99	16,451
Deutsche Lufthansa AG(g)	7,310	96,911
Deutsche Telekom AG	2,595	52,251
Dialog Semiconductor PLC(g)	212	15,966
DWS Group GmbH & Co. KGaA(b)	252	10,897
Fraport AG Frankfurt Airport Services Worldwide(g)	1,500	91,207
HeidelbergCement AG	275	24,980
HOCHTIEF AG	1,000	89,477
Hornbach Holding AG & Co. KGaA	100	9,757
Infineon Technologies AG	3,451	146,319
LEG Immobilien SE	77	10,128
MTU Aero Engines AG	544	128,036
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	89	27,408
Nemetschek SE	1,375	87,718
Nordex SE(g)	482	15,476
SAP SE	1,326	162,373
Talanx AG(g)	31	1,315
TeamViewer AG(b)(g)	157	6,707
TLG Immobilien AG	287	8,394
United Internet AG	520	20,855
Varta AG(g)	66	9,713
WCM Beteiligungs & Grundbesitz AG	967	4,990
Zalando SE(b)(g)	1,714	168,117

		1,517,444

Greece—0.1%
Hellenic Telecommunications Organization S.A.	687	11,021
National Bank of Greece S.A. (g)	4,138	12,035

		23,056

Hong Kong—0.6%
AIA Group Ltd.	15,200	184,376
Cathay Pacific Airways Ltd.(g)	1,543	1,439
CITIC Telecom International Holdings Ltd.	11,000	3,891
CK Hutchison Holdings Ltd.	2,000	15,938
CLP Holdings Ltd.	2,281	22,152
Dah Sing Banking Group Ltd.	1,623	1,837
Fairwood Holdings Ltd.	2,000	4,379
Global Brands Group Holding Ltd.(g)	61,400	1,437
Hui Xian Real Estate Investment Trust REIT	6,000	1,620
Jardine Matheson Holdings Ltd.	400	26,156
Kerry Properties Ltd.	2,243	7,228
Shanghai Industrial Urban Development Group Ltd.	17,000	1,662
Sino Land Co., Ltd.	6,000	8,351
Sun Hung Kai Properties Ltd.	1,000	15,153

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Hong Kong—continued
United Laboratories International Holdings Ltd.	6,000	$4,430
Vinda International Holdings Ltd.	2,000	6,753
Wharf Holdings Ltd.	5,000	13,249
Yue Yuen Industrial Holdings Ltd.	698	1,742

		321,793

Hungary—0.1%
Magyar Telekom Telecommunications PLC	5,446	7,177
OTP Bank Nyrt(g)	357	15,260
Richter Gedeon Nyrt	384	11,322

		33,759

India—0.3%
HDFC Bank Ltd. ADR(g)	1,979	153,748

Indonesia—0.0%
Indofood CBP Sukses Makmur Tbk PT	10,700	6,777
Media Nusantara Citra Tbk PT(g)	142,600	9,376

		16,153

Ireland—0.5%
Horizon Therapeutics PLC(g)	309	28,440
Irish Residential Properties REIT PLC	403	771
Kingspan Group PLC(g)	1,641	139,134
Medtronic PLC	368	43,472
Origin Enterprises PLC	320	1,464
STERIS PLC	108	20,572

		233,853

Israel—0.1%
Alony Hetz Properties & Investments Ltd.	607	7,793
B Communications Ltd.(g)	749	1,514
Check Point Software Technologies Ltd.(g)	70	7,838
Equital Ltd.(g)	—	4
Formula Systems 1985 Ltd.	115	10,145
Shufersal Ltd.	278	2,285

		29,579

Italy—0.6%
Assicurazioni Generali SpA	1,162	23,247
Atlantia SpA(g)	2,500	46,762
Autogrill SpA(g)	14,000	115,746
DiaSorin SpA	47	7,540
Enav SpA(b)	918	4,466
Enel SpA	4,789	47,697
Intesa Sanpaolo SpA(g)	11,325	30,685
Snam SpA	2,542	14,094
Telecom Italia SpA	15,269	8,258
Unipol Gruppo SpA(g)	1,244	6,938

		305,433

Japan—2.6%
ADEKA Corp.	26	510
Aida Engineering Ltd.	142	1,275
Aoyama Trading Co., Ltd.(g)	111	829
Astellas Pharma, Inc.	992	15,248
Canon Marketing Japan, Inc.	300	6,654
Canon, Inc.	410	9,266
Cawachi Ltd.	200	5,204
Chubu Electric Power Co., Inc.	900	11,583

	Shares	Value

Japan—continued
Chugai Pharmaceutical Co., Ltd.	700	$28,379
Chugoku Electric Power Co., Inc.	700	8,592
DCM Holdings Co., Ltd.	825	8,628
Doutor Nichires Holdings Co., Ltd.	651	10,113
DyDo Group Holdings, Inc.	126	6,054
Earth Corp.	100	6,015
ENEOS Holdings, Inc.	3,800	17,215
FUJIFILM Holdings Corp.	421	24,984
Fukuyama Transporting Co., Ltd.	145	5,972
Hitachi Ltd.	500	22,596
Honda Motor Co., Ltd.	1,100	32,973
Honeys Holdings Co., Ltd.	39	381
ITOCHU Corp.	877	28,411
Iwatani Corp.	200	12,337
Japan Post Holdings Co., Ltd.	3,900	34,754
Japan Post Insurance Co., Ltd.	900	18,484
Japan Wool Textile Co., Ltd.	600	5,581
Kajima Corp.	900	12,769
Kamigumi Co., Ltd.	400	7,575
Kandenko Co., Ltd.	1,000	8,769
KDDI Corp.	1,300	39,860
Keyence Corp.	200	90,802
Konica Minolta, Inc.	2,900	15,715
LaSalle Logiport REIT	6	9,093
McDonald’s Holdings Co. Japan Ltd.	100	4,606
Mirait Holdings Corp.	700	11,550
Mitsubishi Corp.	1,200	33,922
Mitsubishi Research Institute, Inc.	100	3,721
Mitsubishi UFJ Financial Group, Inc.	5,300	28,322
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,600	9,653
Mitsuboshi Belting Ltd.	71	1,142
Mitsui & Co., Ltd.	800	16,632
Mizuho Financial Group, Inc.	1,400	20,218
MonotaRO Co., Ltd.	2,200	59,488
Morinaga Milk Industry Co., Ltd.	100	5,256
Murata Manufacturing Co., Ltd.	300	23,957
NEC Corp.	400	23,554
Nippo Corp.	200	5,455
Nippon Telegraph & Telephone Corp.	2,316	59,445
Nitori Holdings Co., Ltd.	100	19,350
Obayashi Corp.	2,427	22,248
Okumura Corp.	200	5,314
Oracle Corp.	100	9,754
Osaka Gas Co., Ltd.	500	9,740
Raito Kogyo Co., Ltd.	463	7,861
Rengo Co., Ltd.	400	3,472
Ricoh Co., Ltd.	1,500	15,227
Rinnai Corp.	100	11,190
Sankyo Co., Ltd.	400	10,596
Sanyo Special Steel Co., Ltd.(g)	182	2,684
Sawai Pharmaceutical Co., Ltd.	225	10,912
Secom Co., Ltd.	300	25,233
Sekisui House Ltd.	600	12,864
Senko Group Holdings Co., Ltd.	796	7,534
Seven & i Holdings Co., Ltd.	500	20,153
Shibaura Electronics Co., Ltd.	100	3,305
Softbank Corp.	2,800	36,377
Sony Corp.	400	41,888
Sugi Holdings Co., Ltd.	200	15,841
Sumitomo Corp.	1,500	21,364
Sumitomo Densetsu Co., Ltd.	200	4,351
Sumitomo Mitsui Financial Group, Inc.	1,100	39,808
Sumitomo Rubber Industries Ltd.	1,000	11,786
Suzuken Co., Ltd.	200	7,812

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Japan—continued
Takasago Thermal Engineering Co., Ltd.	597	$9,295
Takeda Pharmaceutical Co., Ltd.	800	28,792
Tokyo Electron Ltd.	100	42,258
Towa Pharmaceutical Co., Ltd.	214	4,722
Toyo Suisan Kaisha Ltd.	300	12,599
Toyota Motor Corp.	651	50,657
Tsuruha Holdings, Inc.	100	12,897
Tv Tokyo Holdings Corp.	166	3,577
Yaoko Co., Ltd.	100	6,141
Yurtec Corp.	132	972

		1,362,116

Korea (Republic of)—0.7%
CJ CheilJedang Corp.	19	6,900
CJ Corp.	79	6,561
DL E&C Co., Ltd.(g)	111	11,818
DL Holdings Co., Ltd.	88	6,804
Doosan Bobcat, Inc.	265	9,858
GS Holdings Corp.	393	13,577
Hana Financial Group, Inc.	314	11,875
HDC Hyundai Development Co-Engineering & Construction	1	26
KB Financial Group, Inc.	394	19,565
KC Co., Ltd.	70	1,685
Kia Motors Corp.	368	26,956
KT Corp.	80	1,997
KT&G Corp.	123	8,847
LG Innotek Co., Ltd.	38	6,900
Macquarie Korea Infrastructure Fund	731	7,525
NCSoft Corp.	22	16,970
POSCO	75	21,206
Posco International Corp.	457	8,137
Samsung Card Co., Ltd.	451	13,728
Samsung Electronics Co., Ltd.	306	22,009
Samsung Electronics Co., Ltd. GDR	34	62,016
Shinhan Financial Group Co., Ltd.	652	21,575
SK Hynix, Inc.	280	32,781
SK Telecom Co., Ltd.	91	22,112
Woori Financial Group, Inc.	1,946	17,366

		378,794

Malaysia—0.1%
Axis Real Estate Investment Trust REIT	4,100	1,928
Bermaz Auto Bhd.	3,500	1,215
Dialog Group Bhd.	10,000	7,500
Hong Leong Bank Bhd.	1,700	7,667
KNM Group Bhd.(g)	31,700	1,453
Malayan Banking Bhd.	5,200	10,346
MBM Resources BHD	7,800	6,452
MISC Bhd.	2,100	3,454
Tenaga Nasional Bhd.	2,700	6,590
TIME dotCom Bhd.	1,900	6,552

		53,157

Mexico—0.1%
Alfa S.A.B de C.V., Class A	10,100	5,831
Alpek S.A.B de C.V.(g)	7,700	7,184
Banco del Bajio S.A.(b)(g)	3,200	4,316
Controladora Nemak SAB de C.V.(g)	10,100	1,270
Fibra Uno Administracion S.A. de C.V. REIT	6,500	7,597
Grupo Financiero Banorte S.A.B de C.V., Class O(g)	3,100	17,462
Grupo Financiero Inbursa SAB De C.V.(g)	4,500	4,088

	Shares	Value

Mexico—continued
Grupo Lala S.A.B de C.V.	4,496	$3,003
Macquarie Mexico Real Estate Management S.A. de C.V. REIT(b)	5,300	6,610
Qualitas Controladora S.A.B. de C.V.	900	4,950

		62,311

Morocco—0.0%
Co Sucrerie Marocaine et de Raffinage	136	3,610
Douja Promotion Groupe Addoha S.A.(g)	1,239	846

		4,456

Netherlands—1.9%
Aegon NV	2,593	12,315
AerCap Holdings NV(g)	161	9,457
Airbus SE(g)	1,244	140,836
ASM International NV	118	34,318
ASML Holding NV	964	584,460
ASR Nederland NV	285	12,771
Coca-Cola European Partners PLC	133	6,937
Flow Traders(b)	190	7,946
Koninklijke Ahold Delhaize NV	2,209	61,524
Koninklijke KPN NV	3,344	11,349
NN Group NV	396	19,360
Signify NV(b)(g)	288	14,847
Stellantis NV(g)	975	17,242
VEON Ltd. ADR(g)	3,730	6,602
Wolters Kluwer NV	243	21,122

		961,086

New Zealand—0.4%
a2 Milk Co., Ltd.(g)	1,347	8,109
Air New Zealand Ltd.(g)	2,529	3,020
Arvida Group Ltd.	3,328	3,835
Fisher & Paykel Healthcare Corp. Ltd.	786	17,621
Kiwi Property Group Ltd. REIT	1,590	1,377
Mainfreight Ltd.	2,272	110,121
Meridian Energy Ltd.	6,733	25,346
Summerset Group Holdings Ltd.	1,441	12,218

		181,647

Norway—0.2%
Avance Gas Holding Ltd.(b)	3,418	18,982
Frontline Ltd.	1,133	8,292
Orkla ASA	1,499	14,694
Sparebanken Vest	966	8,843
TGS NOPEC Geophysical Co ASA	576	9,176
Yara International ASA	344	17,889

		77,876

Peru—0.0%
Ferreycorp SAA	7,075	4,196

Philippines—0.0%
Globe Telecom, Inc.	70	2,711
PLDT, Inc.	125	3,145

		5,856

Poland—0.0%
Asseco Poland S.A.	406	6,945
Ciech S.A.(g)	206	1,931

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Poland—continued
TEN Square Games S.A.	95	$12,452

		21,328

Portugal—0.0%
Jeronimo Martins SGPS S.A.	757	12,739
REN – Redes Energeticas Nacionais SGPS S.A.	627	1,750

		14,489

Singapore—0.4%
Accordia Golf Trust UNIT(c)(e)	4,600	74
China Aviation Oil Singapore Corp. Ltd.	8,800	7,392
Fortune Real Estate Investment Trust REIT	8,000	7,667
Frasers Logistics & Commercial Trust REIT	9,700	10,456
Parkway Life Real Estate Investment Trust REIT	800	2,426
Sea Ltd. ADR(g)	791	176,575
Sheng Siong Group Ltd.	1,900	2,175
Sino Grandness Food Industry Group Ltd.(c)(e)(g)	25,900	2
Yangzijiang Shipbuilding Holdings Ltd.	7,000	6,661

		213,428

South Africa—0.3%
Anglo American Platinum Ltd.	204	29,745
Astral Foods Ltd.	984	9,762
Gold Fields Ltd.	1,465	13,649
Impala Platinum Holdings Ltd.	1,533	28,430
MTN Group	2,596	15,275
Nedbank Group Ltd.	1,039	9,855
Old Mutual Ltd.	11,523	9,860
Sibanye Stillwater Ltd.	2,820	12,419

		128,995

Spain—0.9%
Aena SME S.A.(b)(g)	700	113,529
Banco Santander S.A.(g)	8,396	28,524
Ebro Foods S.A.	211	4,350
Ferrovial S.A.	2,460	64,130
Iberdrola S.A.	4,174	53,770
International Consolidated Airlines Group S.A.(g)	41,000	112,084
Lar Espana Real Estate Socimi S.A. REIT	137	819
Mapfre S.A.	8,896	18,528
Mediaset Espana Comunicacion S.A.(g)	1,102	6,546
Neinor Homes S.A.(b)(g)	694	8,529
Repsol S.A.	1,539	19,059
Telefonica S.A.	5,820	26,051

		455,919

Sweden—0.9%
Annehem Fastigheter AB(g)	42	129
Arjo AB, Class B	933	6,949
Assa Abloy AB, Class B	4,000	114,960
Atlas Copco AB, Class A	1,824	111,026
Essity AB, Class B	510	16,112
Hexagon AB, Class B	796	73,425
L E Lundbergforetagen AB, Class B(g)	398	21,729
Peab AB(g)	211	2,551
Saab AB, Class B(g)	3,882	106,235
Skanska AB, Class B	784	19,660

		472,776

	Shares	Value

Switzerland—2.0%
Allreal Holding AG	53	$10,677
ALSO Holding AG(g)	17	4,874
Amcor PLC	51	596
BKW AG	16	1,740
Galenica AG(b)	83	5,181
Givaudan S.A.	7	26,974
Intershop Holding AG	5	3,301
LafargeHolcim Ltd.(g)	343	20,156
Lonza Group AG	193	107,899
Nestle S.A.	604	67,318
Novartis AG	880	75,202
Partners Group Holding AG	121	154,523
PSP Swiss Property AG	58	7,069
Roche Holding AG	296	95,660
Sika AG	650	185,685
Sonova Holding AG(g)	92	24,374
Swiss Life Holding AG	60	29,494
Swiss Prime Site AG	143	13,186
Swisscom AG	47	25,212
UBS Group AG	2,497	38,664
VAT Group AG (b)	431	120,752
Zurich Insurance Group AG	46	19,633

		1,038,170

Taiwan—1.3%
Asia Cement Corp.	13,000	21,778
Asustek Computer, Inc.	2,000	26,110
Cathay Financial Holding Co., Ltd.	10,000	16,805
China Motor Corp.(g)	2,000	4,647
Compal Electronics, Inc.	17,000	15,908
CTBC Financial Holding Co., Ltd.	17,000	13,167
E.Sun Financial Holding Co., Ltd.	24,028	21,979
Far EasTone Telecommunications Co., Ltd.	4,000	8,986
Fubon Financial Holding Co., Ltd.	17,000	33,842
Fulgent Sun International Holding Co., Ltd.	3,000	12,039
Getac Technology Corp.	4,000	8,215
Global Mixed Mode Technology, Inc.	2,000	14,545
Great Wall Enterprise Co., Ltd.	3,450	6,602
Hon Hai Precision Industry Co., Ltd.	9,200	39,982
Hua Nan Financial Holdings Co., Ltd.	17,953	11,735
Lien Hwa Industrial Holdings Corp.	8,110	13,458
Mega Financial Holding Co., Ltd.	9,000	10,062
Pegatron Corp.	5,000	12,985
Pou Chen Corp.	8,000	9,252
Powertech Technology, Inc.	4,000	14,790
Realtek Semiconductor Corp.	2,000	34,627
Silicon Motion Technology Corp. ADR	377	22,390
Sinbon Electronics Co., Ltd.	2,000	18,505
Taiwan Cement Corp.	8,750	14,352
Taiwan Fertilizer Co., Ltd.	1,000	1,980
Taiwan PCB Techvest Co., Ltd.	2,000	3,638
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	41,145
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	711	84,097
Tripod Technology Corp.	2,000	9,848
Uni-President Enterprises Corp.	4,000	10,234
United Microelectronics Corp.	7,000	12,316
United Microelectronics Corp. ADR	4,232	38,553
United Renewable Energy Co., Ltd.(g)	3,340	1,756
Wisdom Marine Lines Co., Ltd.(g)	2,118	2,657
Wistron Corp.	9,000	10,567
WT Microelectronics Co., Ltd.	1,707	2,821
Yuanta Financial Holding Co., Ltd.	84,400	66,554

		692,927

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Thailand—0.0%
Bangchak Corp. PCL	5,500	$4,532
Delta Electronics Thailand PCL	1,000	9,280
Thanachart Capital PCL	4,000	4,864

		18,676

Turkey—0.1%
Dogus Otomotiv Servis ve Ticaret AS(g)	909	3,128
Turkcell Iletisim Hizmetleri AS	8,079	14,647
Turkiye Garanti Bankasi AS(g)	8,067	6,536
Turkiye Petrol Rafinerileri AS(g)	58	632
Turkiye Sinai Kalkinma Bankasi AS	34,966	5,717

		30,660

United Kingdom—5.1%
Airtel Africa PLC(b)	9,233	10,094
Anglo American PLC	912	35,738
Aviva PLC	2,238	12,594
BAE Systems PLC	3,483	24,249
Barratt Developments PLC(g)	1,790	18,429
Bovis Homes Group PLC	768	11,562
British Land Co. PLC	34,500	240,091
BT Group PLC(g)	13,555	28,927
Burberry Group PLC(g)	9,000	235,554
Compass Group PLC(g)	5,869	118,250
Diversified Gas & Oil PLC	5,445	8,332
easyJet PLC(g)	11,000	148,340
Firstgroup PLC(g)	90,000	114,210
Gamma Communications PLC	373	8,433
IHS Markit Ltd.	210	20,324
J Sainsbury PLC	11,324	37,857
JD Sports Fashion PLC(g)	2,210	25,123
Keller Group PLC	1,261	13,977
Legal & General Group PLC	5,118	19,692
M&G PLC	3,176	9,081
Micro Focus International PLC(g)	2,166	16,519
Mitchells & Butlers PLC(g)	3,728	16,549
Rio Tinto PLC	418	31,982
Rolls-Royce Holdings PLC(g)	330,000	479,050
Royal Dutch Shell PLC, Class A	314	6,186
Royal Dutch Shell PLC, Class A	832	16,216
Royal Dutch Shell PLC, Class B	897	16,509
SSP Group PLC	100,000	513,390
TUI AG(g)	50,000	252,717
Valaris PLC(g)	195	15
Virgin Money UK PLC(g)	1,098	2,862
Vodafone Group PLC	14,421	26,219
Whitbread PLC(g)	2,600	122,800

		2,641,871

United States—28.0%
3M Co.,	148	28,517
Abbott Laboratories	354	42,423
AbbVie, Inc.	556	60,170
Accenture PLC, Class A	53	14,641
ACCO Brands Corp.	1,980	16,711
Activision Blizzard, Inc.	1,387	128,991
Adobe, Inc.(g)	876	416,424
ADT, Inc.	2,396	20,222
AES Corp.	494	13,244
Affiliated Managers Group, Inc.	119	17,735
Aflac, Inc.	531	27,177

	Shares	Value

United States—continued
AGNC Investment Corp. REIT	2,250	$37,710
Air Lease Corp.	309	15,141
Air Products and Chemicals, Inc.	91	25,602
Akamai Technologies, Inc.(g)	234	23,845
Align Technology, Inc.(g)	177	95,851
Allstate Corp.	550	63,195
Ally Financial, Inc.	531	24,007
Alphabet, Inc., Class A(g)	105	216,565
Alphabet, Inc., Class C(g)	54	111,706
Amazon.com, Inc.(g)	205	634,286
Amdocs Ltd.	150	10,522
American Electric Power Co., Inc.	241	20,413
American Equity Investment Life Holding Co.	442	13,936
American Financial Group, Inc.	201	22,934
American Homes 4 Rent, Class A REIT	381	12,703
American Tower Corp. REIT	130	31,078
American Water Works Co., Inc.	157	23,537
Ameriprise Financial, Inc.	108	25,105
Amgen, Inc.	195	48,518
Analog Devices, Inc.	216	33,497
Annaly Capital Management, Inc. REIT	1,887	16,228
Anthem, Inc.	175	62,816
Apple, Inc.	2,843	347,272
Applied Materials, Inc.	1,352	180,627
AT&T, Inc.	2,631	79,640
Atmos Energy Corp.	22	2,175
Automatic Data Processing, Inc.	120	22,616
AutoZone, Inc.(g)	23	32,299
Bank of America Corp.	1,550	59,969
Baxter International, Inc.	84	7,085
Berkshire Hathaway, Inc., Class B(g)	123	31,423
Best Buy Co., Inc.	236	27,095
Bio-Rad Laboratories, Inc., Class A(g)	20	11,423
Biogen, Inc.(g)	92	25,737
Bloom Energy Corp., Class A(g)	607	16,419
Booz Allen Hamilton Holding Corp.	459	36,963
Bristol-Myers Squibb Co.	1,129	71,274
Broadcom, Inc.	101	46,830
Brown & Brown, Inc.	257	11,747
Cadence Design Systems, Inc.(g)	271	37,124
Campbell Soup Co.	171	8,596
Cardinal Health, Inc.	538	32,683
Carlyle Group, Inc.	385	14,153
Carrier Global Corp.	783	33,058
Casey’s General Stores, Inc.	36	7,783
Catalent, Inc.(g)	911	95,937
Cboe Global Markets, Inc.	55	5,428
CBTX, Inc.	103	3,164
Centene Corp.(g)	712	45,504
Central Garden & Pet Co., Class A(g)	148	7,680
Charles Schwab Corp.	411	26,789
Chemed Corp.	20	9,196
Chevron Corp.	389	40,763
Church & Dwight Co., Inc.	210	18,343
Cigna Corp.	160	38,678
Cincinnati Financial Corp.	154	15,876
Cisco Systems, Inc.	1,380	71,360
Citigroup, Inc.	482	35,065
Citizens Financial Group, Inc.	388	17,130
Citrix Systems, Inc.	161	22,598
Clorox Co.	198	38,190
CMS Energy Corp.	192	11,754
CNA Financial Corp.	420	18,745
Coca-Cola Co.	307	16,182

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

United States—continued
Colgate-Palmolive Co.	383	$30,192
Comcast Corp., Class A	482	26,081
Computer Programs & Systems, Inc.	458	14,015
Conagra Brands, Inc.	351	13,198
Consolidated Edison, Inc.	495	37,026
Cooper Cos., Inc.	489	187,820
Costco Wholesale Corp.	168	59,217
Crown Castle International Corp. REIT	34	5,852
CVS Health Corp.	883	66,428
Danaher Corp.	148	33,312
DaVita, Inc.(g)	213	22,955
Delta Air Lines, Inc.(g)	423	20,422
DexCom, Inc.(g)	64	23,001
Diamond S Shipping, Inc.(g)	642	6,439
Dollar General Corp.	396	80,238
Domino’s Pizza, Inc.	33	12,137
Dover Corp.	195	26,740
DR Horton, Inc.	300	26,736
Dropbox, Inc., Class A(g)	542	14,450
Duke Energy Corp.	318	30,697
Duke Realty Corp. REIT	484	20,294
Eastman Chemical Co.	180	19,822
eBay, Inc.	424	25,966
Ecolab, Inc.	504	107,891
Edwards Lifesciences Corp.(g)	1,993	166,695
Electronic Arts, Inc.	231	31,270
Eli Lilly and Co.	540	100,883
Ellington Financial, Inc. REIT	34	544
Encompass Health Corp.	126	10,319
Ennis, Inc.	150	3,203
Entergy Corp.	18	1,790
EOG Resources, Inc.	92	6,673
Equinix, Inc. REIT	32	21,747
Equity Commonwealth REIT	210	5,838
Equity LifeStyle Properties, Inc. REIT	147	9,355
Estee Lauder Cos., Inc., Class A	667	193,997
Exxon Mobil Corp.	708	39,528
Facebook, Inc., Class A(g)	824	242,693
Fidelity National Information Services, Inc.	195	27,419
Fiserv, Inc.(g)	66	7,857
Fortinet, Inc.(g)	161	29,692
FTI Consulting, Inc.(g)	143	20,036
Gaming and Leisure Properties, Inc. REIT	225	9,547
General Mills, Inc.	133	8,156
General Motors Co.(g)	805	46,255
Gilead Sciences, Inc.	871	56,293
Golden MTN Financial Corp.(c)(e)	1,041	76
H&E Equipment Services, Inc.	341	12,958
Hartford Financial Services Group, Inc.	706	47,154
Herc Holdings, Inc.(g)	192	19,455
Hershey Co.	137	21,668
Hewlett Packard Enterprise Co.	1,474	23,201
HollyFrontier Corp.	405	14,491
Honeywell International, Inc.	209	45,368
Hormel Foods Corp.	164	7,836
Host Hotels & Resorts, Inc. REIT	12,500	210,625
HP, Inc.	1,333	42,323
Humana, Inc.	95	39,829
Insight Enterprises, Inc.(g)	12	1,145
Intel Corp.	1,150	73,600
Intercontinental Exchange, Inc.	105	11,726
InterDigital, Inc.	240	15,228
International Business Machines Corp.	116	15,458
Intuit, Inc.	377	144,414

	Shares	Value

United States—continued
Intuitive Surgical, Inc.(g)	218	$161,089
JM Smucker Co.	182	23,028
Johnson & Johnson	749	123,098
Johnson Controls International PLC	530	31,625
JPMorgan Chase & Co.	497	75,658
Kellogg Co.	62	3,925
Keysight Technologies, Inc.(g)	128	18,355
Kimberly-Clark Corp.	373	51,866
Kinder Morgan, Inc.	1,532	25,508
KLA Corp.	79	26,102
Kroger Co.	1,387	49,918
L3Harris Technologies, Inc.	208	42,157
Laboratory Corp. of America Holdings(g)	68	17,342
Lam Research Corp.	77	45,833
Leidos Holdings, Inc.	355	34,179
Lennox International, Inc.	328	102,202
Lexington Realty Trust REIT	846	9,399
Lockheed Martin Corp.	80	29,560
Lowe’s Cos., Inc.	289	54,962
Lumen Technologies, Inc.	2,242	29,931
LyondellBasell Industries NV, Class A	216	22,475
ManTech International Corp., Class A	91	7,912
MarketAxess Holdings, Inc.	38	18,921
Marsh & McLennan Cos., Inc.	57	6,943
Masco Corp.	187	11,201
Mastercard, Inc., Class A	199	70,854
McDonald’s Corp.	312	69,932
McGrath RentCorp	260	20,969
Merck & Co., Inc.	921	71,000
Methode Electronics, Inc.	304	12,762
MetLife, Inc.	618	37,568
Micron Technology, Inc.(g)	448	39,518
Microsoft Corp.	3,224	760,122
Molson Coors Brewing Co., Class B(g)	205	10,486
Mondelez International, Inc., Class A	576	33,713
Morgan Stanley	561	43,567
Motorola Solutions, Inc.	88	16,548
MSCI, Inc.	657	275,467
MYR Group, Inc.(g)	195	13,976
Nasdaq, Inc.	212	31,262
Newell Brands, Inc.	926	24,798
Newmont Corp.	1,072	64,609
NextEra Energy, Inc.	664	50,205
NIKE, Inc., Class B	1,477	196,279
Northrop Grumman Corp.	11	3,560
NortonLifeLock, Inc.	534	11,353
NVIDIA Corp.	159	84,895
O’Reilly Automotive, Inc.(g)	95	48,189
Old Republic International Corp.	407	8,889
Omnicom Group, Inc.	137	10,159
OneMain Holdings, Inc.	290	15,579
Oracle Corp.	751	52,698
Otis Worldwide Corp.	415	28,407
Paychex, Inc.	146	14,311
PayPal Holdings, Inc.(g)	1,331	323,220
PepsiCo, Inc.	237	33,524
Pfizer, Inc.	1,994	72,243
Phillips 66	213	17,368
Photronics, Inc.(g)	1,122	14,429
Pool Corp.	392	135,334
Popular, Inc.	291	20,463
Procter & Gamble Co.	844	114,303
Progressive Corp.	527	50,386
Prudential Financial, Inc.	259	23,595
Public Storage	7	1,727

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

United States—continued
QCR Holdings, Inc.	33	$1,558
Qorvo, Inc.(g)	201	36,723
QUALCOMM, Inc.	306	40,573
Quest Diagnostics, Inc.	108	13,861
Raytheon Technologies Corp.	2,400	185,448
Ready Capital Corp. REIT	141	1,896
Regeneron Pharmaceuticals, Inc.(g)	114	53,938
Reinsurance Group of America, Inc.	193	24,328
Renewable Energy Group, Inc.(g)	540	35,662
Republic Services, Inc.	402	39,939
RLJ Lodging Trust	14,000	216,720
Ross Stores, Inc.	975	116,912
S&P Global, Inc.	1,037	365,926
SBA Communications Corp. REIT	45	12,490
ScanSource, Inc.(g)	295	8,835
Schweitzer-Mauduit International, Inc.	184	9,010
Service Properties Trust REIT	17,500	207,550
ServiceNow, Inc.(g)	21	10,502
Sherwin-Williams Co.	169	124,724
Sirius XM Holdings, Inc.	1,538	9,366
Skyworks Solutions, Inc.	135	24,770
Southern Co.	273	16,970
SP Plus Corp.(g)	82	2,689
Square, Inc., Class A(g)	924	209,794
Star Group L.P.	1,380	14,614
Starbucks Corp.	487	53,214
State Street Corp.	313	26,295
Steel Dynamics, Inc.	627	31,827
STORE Capital Corp. REIT	64	2,144
Stryker Corp.	134	32,640
Sykes Enterprises, Inc.(g)	261	11,505
Synchrony Financial	635	25,819
Synopsys, Inc.(g)	138	34,194
T Rowe Price Group, Inc.	96	16,474
T-Mobile U.S., Inc.(g)	100	12,529
Target Corp.	342	67,740
Teradyne, Inc.	192	23,363
Thermo Fisher Scientific, Inc.	97	44,269
TJX Cos., Inc.	279	18,456
Tyler Technologies, Inc.(g)	370	157,076
Tyson Foods, Inc., Class A	305	22,661
United Therapeutics Corp.(g)	34	5,687
UnitedHealth Group, Inc.	454	168,920
Unum Group	593	16,503
Valley National Bancorp	201	2,762
Veeva Systems, Inc., Class A(g)	130	33,961
Verizon Communications, Inc.	2,417	140,549
Vertex Pharmaceuticals, Inc.(g)	301	64,682
ViacomCBS, Inc., Class B	305	13,755
Viatris, Inc.(g)	248	3,465
Visa, Inc., Class A	2,250	476,392
Vistra Corp.	697	12,323
Vulcan Materials Co.	157	26,494
Walgreens Boots Alliance, Inc.	326	17,897
Walmart, Inc.	562	76,336
Waste Connections, Inc.	246	26,563
Waste Management, Inc.	504	65,026
Waterstone Financial, Inc.	258	5,268
WEC Energy Group, Inc.	522	48,854
WestRock Co.	478	24,880
Williams Cos., Inc.	873	20,681
Xcel Energy, Inc.	130	8,646
Zoetis, Inc.	961	151,338

	Shares	Value

United States—continued
Zoom Video Communications, Inc., Class A(g)	25	$8,032

		14,470,571
TOTAL COMMON STOCK (Cost-$25,692,924)		31,184,655

	Principal Amount (000s)
CORPORATE BONDS & NOTES—22.5%

Australia—0.5%
Australia & New Zealand Banking Group Ltd., (converts to FRN on 7/22/25)(a)(b)(f), 2.95%, 7/22/30	$155	160,194
Westpac Banking Corp., (converts to FRN on 2/4/25)(f), 2.894%, 2/4/30	80	82,401

		242,595

Belgium—0.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	35	38,363

Canada—0.1%
Cenovus Energy, Inc.,
3.00%, 8/15/22	35	35,807
3.80%, 9/15/23	20	21,142

		56,949

Cayman Islands—0.1%
Avolon Holdings Funding Ltd.(a)(b), 2.125%, 2/21/26	50	47,826

Ireland—0.4%
AerCap Ireland Capital DAC, 3.50%, 1/15/25	85	89,134
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	30	32,321
STERIS Irish FinCo UnLtd., Co.,
2.70%, 3/15/31	60	59,550
3.75%, 3/15/51	36	36,265

		217,270

Japan—0.1%
Takeda Pharmaceutical Co., Ltd., 3.025%, 7/9/40	40	38,687

Luxembourg—0.1%
Allergan Funding SCS, 3.80%, 3/15/25	40	42,100

Mexico—0.1%
Petroleos Mexicanos, 4.50%, 1/23/26	55	54,604

Netherlands—0.4%
Enel Finance International NV(a)(b), 2.65%, 9/10/24	200	210,375

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

Puerto Rico—0.3%
Popular, Inc., 6.125%, 9/14/23	$165	$178,200

United Kingdom—1.0%
BAE Systems PLC(a)(b), 3.40%, 4/15/30	80	84,917
HSBC Holdings PLC, (converts to FRN on 6/17/31)(d)(f), 4.60%, 12/17/30	200	197,750
Lloyds Banking Group PLC, (converts to FRN on 9/27/25)(d)(f), 7.50%, 9/27/25	40	45,700
Natwest Group PLC, (converts to FRN on 5/22/23)(f), 2.359%, 5/22/24	200	206,345

		534,712

United States—19.3%
7-Eleven, Inc.(a)(b), 1.80%, 2/10/31	45	42,024
Air Lease Corp., (converts to FRN on 6/15/26)(d)(f), 4.65%, 6/15/26	34	33,575
Air Products and Chemicals, Inc., 2.80%, 5/15/50	57	52,739
Alabama Power Co.,
2.80%, 4/1/25	145	152,131
4.10%, 1/15/42	20	21,604
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	28	26,011
American Airlines, Inc.(a)(b), 5.50%, 4/20/26	50	52,034
American Express Co.,
3.625%, 12/5/24	55	59,974
8.15%, 3/19/38	70	105,052
American International Group, Inc.,
3.40%, 6/30/30	45	47,833
6.82%, 11/15/37	14	18,867
American Tower Corp.,
3.375%, 5/15/24	100	107,212
4.40%, 2/15/26	215	242,218
AmFam Holdings, Inc.(a)(b), 2.805%, 3/11/31	40	39,685
Anheuser- Busch InBev Finance, Inc., 4.00%, 1/17/43	65	69,015
Apple, Inc., 2.65%, 2/8/51	45	41,120
Arizona Public Service Co., 5.50%, 9/1/35	95	119,366
AT&T, Inc.,
3.10%, 2/1/43	53	49,452
3.50%, 9/15/53(a)(b)	100	92,414
Athene Global Funding(a)(b),
2.50%, 3/24/28	40	39,904
2.55%, 6/29/25	60	62,166
Bank of America Corp.(f),
2.456%, 10/22/25 (converts to FRN on 10/22/24)	145	151,988
2.496%, 2/13/31 (converts to FRN on 2/13/30)	130	128,803
Belrose Funding Trust(a)(b), 2.33%, 8/15/30	40	38,525
Berkshire Hathaway Finance Corp., 2.85%, 10/15/50	21	19,356
Boeing Co.,
2.196%, 2/4/26	45	44,860
2.80%, 3/1/27	45	46,080
3.625%, 2/1/31	65	68,003

	Principal Amount (000s)	Value

United States—continued
Booking Holdings, Inc., 4.625%, 4/13/30	$60	$69,891
Boston Gas Co.(a)(b), 3.15%, 8/1/27	100	106,489
Broadcom Corp., 3.875%, 1/15/27	29	31,491
Broadcom, Inc.(a)(b),
3.469%, 4/15/34	31	31,106
3.50%, 2/15/41	28	26,817
Carrier Global Corp., 2.722%, 2/15/30	50	50,455
Celgene Corp., 5.00%, 8/15/45	23	27,854
Charles Schwab Corp., (converts to FRN on 6/1/26)(d)(f), 4.00%, 6/1/26	40	40,592
Charter Communications Operating LLC, 5.375%, 4/1/38	30	35,359
Cigna Corp.,
4.125%, 11/15/25	50	55,750
4.80%, 8/15/38	35	41,832
Citigroup, Inc.,
0.776%, 10/30/24 (converts to FRN on 10/30/23)(f)	190	189,871
2.976%, 11/5/30 (converts to FRN on 11/5/29)(f)	25	25,855
4.65%, 7/30/45	25	29,860
CMS Energy Corp., (converts to FRN on 12/1/30)(f), 3.75%, 12/1/50	35	34,650
Comcast Corp.,
3.20%, 7/15/36	65	67,786
3.75%, 4/1/40	41	44,985
Commonwealth Edison Co., 5.90%, 3/15/36	30	39,933
Consolidated Edison Co. of New York, Inc., Ser. 06-E, 5.70%, 12/1/36	5	6,383
Constellation Brands, Inc., 2.875%, 5/1/30	37	37,806
Crown Castle International Corp.,
2.90%, 4/1/41	45	41,400
4.45%, 2/15/26	60	67,571
CVS Health Corp.,
2.70%, 8/21/40	45	41,441
4.30%, 3/25/28	19	21,576
4.78%, 3/25/38	35	41,306
CyrusOne LP, 2.15%, 11/1/30	45	41,584
Delta Air Lines, Inc.(a)(b), 4.50%, 10/20/25	36	38,426
Diamondback Energy, Inc., 4.75%, 5/31/25	36	40,229
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27)(d)(f), 5.50%, 10/30/27	45	46,701
DTE Electric Co.,
1.90%, 4/1/28	80	79,793
5.70%, 10/1/37	90	115,351
6.625%, 6/1/36, Ser. A	10	14,256
Duke Energy Carolinas LLC,
2.55%, 4/15/31(a)(b)	24	24,157
3.45%, 4/15/51	17	17,363
Duke Energy Progress LLC,
3.45%, 3/15/29	140	152,179
6.125%, 9/15/33	20	25,659
Edison International, (converts to FRN on 3/15/26)(d)(f), 5.375%, 3/15/26	45	45,621

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

United States—continued
El Paso Natural Gas Co. LLC, 8.375%, 6/15/32	$82	$115,743
Enable Midstream Partners LP,
3.90%, 5/15/24	35	37,286
4.95%, 5/15/28	45	49,606
Energy Transfer Operating L.P.,
6.50%, 2/1/42	80	95,403
7.125%, 5/15/30 (converts to FRN on 5/15/30)(d)(f)	85	82,815
Equinix, Inc., 1.00%, 9/15/25	150	147,291
First Maryland Capital II, 3 mo. LIBOR + 0.850%(f), 1.055%, 2/1/27	25	23,897
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	185	188,737
Fortinet, Inc., 1.00%, 3/15/26	18	17,599
GE Capital Funding LLC(a)(b), 4.55%, 5/15/32	110	126,121
General Motors Co.,
4.875%, 10/2/23	70	76,633
5.15%, 4/1/38	55	62,979
Georgia Power Co.,
3.25%, 3/15/51	65	62,050
3.70%, 1/30/50, Ser. B	10	10,254
Gilead Sciences, Inc., 2.60%, 10/1/40	43	39,514
Goldman Sachs Group, Inc., (converts to FRN on 2/12/25)(f), 0.855%, 2/12/26	90	88,461
HCA, Inc., 5.875%, 2/15/26	60	68,775
Hess Corp.,
5.60%, 2/15/41	25	28,840
7.125%, 3/15/33	50	63,722
Huntington Bancshares, Inc., (converts to FRN on 7/15/30)(d)(f), 5.625%, 7/15/30	35	38,902
Huntington Capital Trust I, 3 mo. LIBOR + 0.700%(f), 0.905%, 2/1/27	105	98,110
Intel Corp.,
3.10%, 2/15/60	35	33,055
4.25%, 12/15/42	40	46,087
Intercontinental Exchange, Inc., 2.65%, 9/15/40	45	41,629
Jersey Central Power & Light Co., 6.15%, 6/1/37	110	135,023
Johnson & Johnson, 2.45%, 9/1/60	20	17,721
JPMorgan Chase & Co.(f),
0.563%, 2/16/25 (converts to FRN on 2/16/24)	40	39,703
3 mo. LIBOR + 0.950%, 1.152%, 2/2/37	140	123,594
Kansas City Southern, 4.30%, 5/15/43	18	19,733
Kinder Morgan Energy Partners L.P., 7.50%, 11/15/40	40	54,763
L3Harris Technologies, Inc., 3.95%, 5/28/24	80	86,819
Leidos, Inc., 7.125%, 7/1/32	8	10,560
Lincoln National Corp., 3 mo. LIBOR + 2.358%(f), 2.549%, 5/17/66	45	38,582
Lowe’s Cos., Inc.,
2.625%, 4/1/31	40	40,114
3.00%, 10/15/50	28	26,116

	Principal Amount (000s)	Value

United States—continued
Marathon Petroleum Corp., 5.85%, 12/15/45	$45	$53,342
Massachusetts Institute of Technology, 5.60%, 7/1/11	25	38,192
Massachusetts Mutual Life Insurance Co.(a)(b)(f), 5.077%, 2/15/69	150	174,425
MetLife, Inc.(a)(b), 9.25%, 4/8/68	95	139,282
Metropolitan Life Insurance Co.(a)(b), 7.80%, 11/1/25	130	161,863
Microsoft Corp., 2.525%, 6/1/50	80	72,846
MidAmerican Energy Co., 3.95%, 8/1/47	39	43,307
Mileage Plus Holdings LLC(a)(b), 6.50%, 6/20/27	100	109,625
New York Life Insurance Co.(a)(b), 4.45%, 5/15/69	30	35,404
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	40	39,136
Niagara Mohawk Power Corp.(a)(b), 1.96%, 6/27/30	45	43,008
NiSource, Inc., 3.49%, 5/15/27	100	108,510
Northrop Grumman Corp., 3.25%, 1/15/28	120	128,729
Northrop Grumman Systems Corp., 7.875%, 3/1/26	35	45,172
NRG Energy, Inc.(a)(b),
2.45%, 12/2/27	171	169,968
3.375%, 2/15/29	55	53,694
Oracle Corp.,
3.65%, 3/25/41	45	45,537
3.80%, 11/15/37	30	31,158
Pacific Gas and Electric Co.,
4.50%, 12/15/41	10	9,692
4.55%, 7/1/30	45	48,807
4.95%, 7/1/50	35	35,969
Pennsylvania Electric Co.,
3.60%, 6/1/29(a)(b)	25	26,219
4.15%, 4/15/25(a)(b)	32	34,085
6.15%, 10/1/38	35	43,126
PepsiCo, Inc., 4.45%, 4/14/46	50	60,528
Plains All American Pipeline L.P.,
4.65%, 10/15/25	60	65,743
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22)(d)(f)	55	44,691
6.65%, 1/15/37	50	58,486
PPL Electric Utilities Corp., 5.20%, 7/15/41	140	172,009
President & Fellows of Harvard College,
3.15%, 7/15/46	7	7,386
4.875%, 10/15/40	25	32,444
Public Service Co of Colorado, 4.75%, 8/15/41	22	25,723
Raytheon Technologies Corp., 7.00%, 11/1/28	100	128,609
Sempra Energy,
3.55%, 6/15/24	50	53,723
3.80%, 2/1/38	20	21,497
4.875%, 10/15/25 (converts to FRN on 10/15/25)(d)(f)	39	41,730

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

United States—continued
Southern California Edison Co., 3.90%, 12/1/41	$100	$99,549
State Street Corp., 3 mo. LIBOR + 1.000%(f), 1.184%, 6/15/47	165	141,959
Sysco Corp., 6.60%, 4/1/50	27	38,998
T MOBILE USA, Inc, 2.25%, 2/15/26	44	44,316
T-Mobile USA, Inc.(a)(b), 3.75%, 4/15/27	80	87,453
Teledyne Technologies, Inc., 2.75%, 4/1/31	75	74,727
Textron, Inc., 3.00%, 6/1/30	18	18,283
Time Warner Cable LLC, 6.55%, 5/1/37	90	118,350
Toledo Edison Co., 6.15%, 5/15/37	4	5,091
Truist Financial Corp.(f),
1.267%, 3/2/27 (converts to FRN on 3/2/26)	80	79,044
5.10%, 3/1/30, Ser. Q (converts to FRN on 9/1/30)(d)	35	38,161
Union Pacific Corp., 3.75%, 2/5/70	23	23,521
UnitedHealth Group, Inc., 3.50%, 8/15/39	60	64,587
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	45	49,567
Verizon Communications, Inc.,
1.45%, 3/20/26	44	44,004
2.10%, 3/22/28	50	50,210
2.875%, 11/20/50	80	71,103
ViacomCBS, Inc.,
4.20%, 5/19/32	17	19,003
5.25%, 4/1/44	35	42,176
6.25%, 2/28/57 (converts to FRN on 2/28/27)(f)	54	60,000
Viatris, Inc.(a)(b), 4.00%, 6/22/50	60	61,143
Virginia Electric and Power Co., 4.00%, 1/15/43	35	38,857
Visa, Inc.,
1.90%, 4/15/27	75	76,870
2.70%, 4/15/40	20	19,587
Wells Fargo & Co., (converts to FRN on 3/15/26)(d)(f), 3.90%, 3/15/26	57	57,564
WPX Energy, Inc., 4.50%, 1/15/30	78	83,990

		9,969,404
TOTAL CORPORATE BONDS & NOTES (Cost-$11,708,106)		11,631,085

U.S. TREASURY OBLIGATIONS—0.7%
U.S. Treasury Bonds, 1.625%, 11/15/50	251	209,154
U.S. Treasury Notes,
0.75%, 3/31/26	81	80,297
1.125%, 2/15/31(i)	78	73,698
TOTAL U.S. TREASURY OBLIGATIONS (Cost-$365,008)		363,149

	Shares	Value
PREFERRED STOCK—0.3%

Brazil—0.1%
Banco Bradesco S.A.	2,900	$13,792
Cia de Saneamento do Parana	5,700	4,476
Cia Energetica de Minas Gerais	1,968	4,556
Cia Paranaense de Energia	11,000	13,934
Petroleo Brasileiro S.A.	3,300	14,130

		50,888

Chile—0.0%
Embotelladora Andina S.A., Class B	2,122	5,626

Germany—0.1%
Porsche Automobil Holding SE	258	27,357
Volkswagen AG	105	29,380

		56,737

Korea (Republic of)—0.1%
Samsung Electronics Co., Ltd.	507	32,702
TOTAL PREFERRED STOCK (Cost-$98,933)		145,953

	Units
WARRANTS—0.0%

Canada—0.0%
Cenovus Energy, Inc., expires 1/1/26(g) (Cost-$243)	65	259

	Shares
RIGHTS—0.0%

Italy—0.0%
Snam SpA, exercise price EUR 4.46, expires 4/7/21(g) (Cost-$0)	2,542	3

	Principal Amount (000s)

Repurchase Agreements—10.1%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $5,251,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $5,356,078 including accrued interest (cost-$5,251,000)	$5,251	5,251,000

TOTAL INVESTMENTS—93.9% (Cost-$43,116,214)		48,576,104
Other assets and liabilities, net(h)—6.1%		3,165,368

NET ASSETS—100.0%		$51,741,472

Notes to Schedule of Investments:

*	Actual amount rounds to less than $1.
(a)

Private Placement – Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $2,319,349, representing 4.5% of net assets.

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $2,922,379 or 5.6% of net assets.

(c)	Fair-Valued – Securities with an aggregate value of $152, representing less than 0.05% of net assets. See Note 2A in the Notes to Financial Statements.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Level 3 security. See Note 2A in the Notes to Financial Statements.
(f)	Variable or Floating Rate Security – Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on March 31, 2021.
(g)	Non-income producing.
(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at March 31, 2021:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 1000® Index	13	6/18/21	$	1		$1,589	$38,480
Euro Stoxx 50® Index	20	6/18/21		—	(j)	907	22,141
Euro Stoxx® Small	50	6/18/21		3		1,033	9,616
MSCI Emerging Markets Index	17	6/18/21		1		1,124	(14,998)
Nikkei 225 Index	5	6/10/21	JPY	5		1,318	22,923
SPI 200 Future	8	6/17/21	AUD	—	(j)	1,028	1,654
TOPIX Index	9	6/10/21	JPY	90		1,588	12,970
U.S. Ultra Treasury Bond	3	6/21/21	$	300		544	(7,753)

							$85,033

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(3)	6/21/21	$	(300)		$(431)	$3,528

							$88,561

Credit default swap agreements outstanding at March 31, 2021:

Centrally cleared buy protection swap agreements:

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(1)	Implied Credit Spread	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(2)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
Halliburton Co.	$120	1.018	6/20/26	(1.00)%	Quarterly	$(225)	$300	$(525)

(1)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2021 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Volatility swap agreements outstanding at March 31, 2021:

Over-the-counter total return swap agreements:

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount (000s)	Premiums Paid (Received)	Unrealized Appreciation
UBS AG	Pay	S&P Index(3)	21.90%	Maturity	4/16/21	$5,000	$—	$21,200
UBS AG	Pay	S&P Index(3)	25.00%	Maturity	4/16/21	5,000	—	35,536
UBS AG	Pay	S&P Index(3)	21.00%	Maturity	5/21/21	5,000	—	10,884

							$—	$67,620

(3)	Variance swap

(i)

At March 31, 2021, the Fund pledged $2,486,878 in cash as collateral for futures contracts and received $290 in cash as collateral for swap contracts. The Fund also pledged U.S. Treasury Obligations valued at $5,333 as collateral for swap contracts.

(j)	Notional amount rounds to less than 500.

See Notes to Financial Statements

ALLIANZGI GLOBAL DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

Glossary:

ADR	American Depositary Receipt
AUD	Australian Dollar
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
JPY	Japanese Yen
LIBOR	London Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TOPIX	Tokyo Stock Price Index
UNIT	More than one class of securities traded together

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:

Banks	6.2%
Electric Utilities	5.1
Software	4.2
Aerospace & Defense	3.7
Insurance	3.7
Semiconductors & Semiconductor Equipment	3.5
Equity Real Estate Investment Trusts (REITs)	3.4
IT Services	3.2
Pharmaceuticals	3.2
Hotels, Restaurants & Leisure	3.1
Internet & Direct Marketing Retail	2.4
Healthcare Equipment & Supplies	2.4
Capital Markets	2.2
Interactive Media & Services	2.1
Oil, Gas & Consumable Fuels	2.0
Textiles, Apparel & Luxury Goods	1.9
Diversified Financial Services	1.6
Technology Hardware, Storage & Peripherals	1.3
Construction & Engineering	1.3
Pipelines	1.2
Airlines	1.2
Chemicals	1.2
Healthcare Providers & Services	1.1
Diversified Telecommunication Services	1.1
Metals & Mining	1.0
Telecommunications	1.0
Media	1.0
Food & Staples Retailing	0.9
Transportation Infrastructure	0.9
Biotechnology	0.9
Building Products	0.9
Entertainment	0.8
Road & Rail	0.7
Specialty Retail	0.7
U.S. Treasury Obligations	0.7
Electronic Equipment, Instruments & Components	0.7
Personal Products	0.7
Food Products	0.6
Auto Manufacturers	0.6
Machinery	0.6
Automobiles	0.6
Household Products	0.6
Commercial Services & Supplies	0.5
Trading Companies & Distributors	0.5
Beverages	0.4
Semiconductors	0.4
Wireless Telecommunication Services	0.4
Multi-Line Retail	0.3
Life Sciences Tools & Services	0.3

Household Durables	0.3%
Distributors	0.3
Industrial Conglomerates	0.3
Healthcare-Services	0.3
Construction Materials	0.2
Food & Beverage	0.2
Air Freight & Logistics	0.2
Retail	0.2
Communications Equipment	0.2
Real Estate Management & Development	0.2
Electrical Equipment	0.2
Multi-Utilities	0.2
Healthcare-Products	0.2
Professional Services	0.2
Consumer Finance	0.2
Commercial Services	0.2
Internet	0.1
Computers	0.1
Independent Power Producers & Energy Traders	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Building Materials	0.1
Healthcare Technology	0.2
Transportation	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Real Estate	0.1
Water Utilities	0.1
Miscellaneous Manufacturing	0.0
Paper & Forest Products	0.0
Energy Equipment & Services	0.0
Marine	0.0
Auto Components	0.0
Tobacco	0.0
Leisure Equipment & Products	0.0
Thrifts & Mortgage Finance	0.0
Financial Services	0.0
Repurchase Agreements	10.1
Other assets and liabilities, net	6.1

100.0%

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

See Notes to Financial Statements

ALLIANZGI GLOBAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK—102.1%

Australia—1.5%
CSL Ltd.	8,728	$1,754,458

Denmark—1.5%
Novo Nordisk A/S, Class B	27,103	1,836,206

France—2.5%
Bureau Veritas S.A.(a)	47,923	1,363,957
Kering S.A.	2,337	1,613,117

		2,977,074

Germany—6.6%
Adidas AG(a)	9,531	2,975,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,502	2,926,151
SAP SE	16,591	2,031,623

		7,933,092

Hong Kong—1.4%
AIA Group Ltd.	142,000	1,722,463

Japan—5.7%
Daikin Industries Ltd.	16,200	3,265,604
Keyence Corp.	7,800	3,541,260

		6,806,864

Korea (Republic of)—2.2%
Samsung Electronics Co., Ltd. GDR	1,442	2,630,208

Netherlands—1.2%
ASML Holding NV	2,454	1,487,826

Spain—1.9%
Industria de Diseno Textil S.A.	69,185	2,279,844

Sweden—4.9%
Assa Abloy AB, Class B	73,487	2,112,022
Atlas Copco AB, Class A	62,546	3,807,138

		5,919,160

Switzerland—3.9%
Roche Holding AG	8,440	2,727,607
UBS Group AG	125,508	1,943,406

		4,671,013

United Kingdom—9.1%
AstraZeneca PLC	24,426	2,440,330
Prudential PLC	107,469	2,282,354
Reckitt Benckiser Group PLC	24,506	2,195,281
Royal Dutch Shell PLC, Class B	102,750	1,891,042
Unilever PLC	37,129	2,076,105

		10,885,112

United States—59.7%
AbbVie, Inc.	15,747	1,704,140
Accenture PLC, Class A	11,184	3,089,580
Adobe, Inc.(a)	7,410	3,522,492
Agilent Technologies, Inc.	32,541	4,137,263
Alphabet, Inc., Class A(a)	1,965	4,052,852
American Express Co.	21,694	3,068,399

	Shares	Value

United States—continued
Apple, Inc.	49,551	$6,052,655
Booking Holdings, Inc.(a)	575	1,339,658
Bright Horizons Family Solutions, Inc.(a)	10,505	1,801,082
CME Group, Inc.	8,482	1,732,279
Colgate-Palmolive Co.	18,360	1,447,319
Eaton Corp. PLC	16,475	2,278,163
Ecolab, Inc.	5,744	1,229,618
Estee Lauder Cos., Inc., Class A	8,752	2,545,519
International Flavors & Fragrances, Inc.	14,948	2,086,890
Intuit, Inc.	10,425	3,993,401
Johnson & Johnson	13,000	2,136,550
Microsoft Corp.	28,194	6,647,299
Mondelez International, Inc., Class A	28,062	1,642,469
S&P Global, Inc.	10,204	3,600,685
Starbucks Corp.	31,809	3,475,769
UnitedHealth Group, Inc.	8,752	3,256,357
Visa, Inc., Class A	22,205	4,701,465
Xylem, Inc.	20,531	2,159,451

		71,701,355

TOTAL INVESTMENTS (Cost-$92,673,594)—102.1%		122,604,675
Other assets and liabilities, net—(2.1)%		(2,483,740)

NET ASSETS—100.0%		$120,120,935

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

GDR	Global Depositary Receipt

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:

Software	13.5%
Pharmaceuticals	7.6
Technology Hardware, Storage & Peripherals	7.2
IT Services	6.5
Capital Markets	6.1
Insurance	5.8
Machinery	5.0
Building Products	4.5
Hotels, Restaurants & Leisure	4.0
Personal Products	3.8
Textiles, Apparel & Luxury Goods	3.8
Life Sciences Tools & Services	3.4
Interactive Media & Services	3.4
Household Products	3.0
Electronic Equipment, Instruments & Components	2.9
Biotechnology	2.9
Chemicals	2.8
Healthcare Providers & Services	2.7
Consumer Finance	2.6
Specialty Retail	1.9
Electrical Equipment	1.9
Oil, Gas & Consumable Fuels	1.6
Diversified Consumer Services	1.5
Food Products	1.4
Semiconductors & Semiconductor Equipment	1.2
Professional Services	1.1
Liabilities in excess of other assets	(2.1)

100.0%

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

See Notes to Financial Statements

ALLIANZGI HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
CORPORATE BONDS & NOTES—85.6%

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc.(a)(b), 7.75%, 4/15/28	$185	$182,965

Aerospace & Defense—2.7%
TransDigm, Inc.,
5.50%, 11/15/27	185	191,499
6.50%, 5/15/25	900	916,875
Triumph Group, Inc.(a)(b),
6.25%, 9/15/24	245	248,602
8.875%, 6/1/24	485	545,722

		1,902,698

Airlines—2.5%
American Airlines, Inc.(a)(b),
5.75%, 4/20/29	345	366,959
11.75%, 7/15/25	285	352,542
Delta Air Lines, Inc., 7.375%, 1/15/26	500	584,648
Hawaiian Brand Intellectual Property Ltd.(a)(b), 5.75%, 1/20/26	395	419,727

		1,723,876

Auto Components—3.3%
Adient U.S. LLC(a)(b), 7.00%, 5/15/26	7	7,455
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	405	420,187
Clarios Global L.P.(a)(b), 8.50%, 5/15/27	500	538,125
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	420	431,403
5.25%, 4/30/31	270	270,000
Tenneco, Inc.(a)(b), 7.875%, 1/15/29	565	634,043

		2,301,213

Auto Manufacturers—3.4%
Ford Motor Co.,
9.00%, 4/22/25	725	878,058
9.625%, 4/22/30	575	802,436
Navistar International Corp.(a)(b), 6.625%, 11/1/25	295	306,071
Tesla, Inc.(a)(b), 5.30%, 8/15/25	370	383,912

		2,370,477

Beverages—0.5%
Triton Water Holdings, Inc.(a)(b), 6.25%, 4/1/29	340	346,800

Building Materials—1.9%
Builders FirstSource, Inc.(a)(b), 5.00%, 3/1/30	430	450,876
Griffon Corp., 5.75%, 3/1/28	270	287,213
Summit Materials LLC(a)(b), 5.25%, 1/15/29	535	558,406

		1,296,495

	Principal Amount (000s)	Value
Chemicals—0.5%
Tronox, Inc.(a)(b), 4.625%, 3/15/29	$345	$345,431

Commercial Services—3.3%
Avis Budget Car Rental LLC(a)(b), 5.75%, 7/15/27	520	538,850
Herc Holdings, Inc.(a)(b), 5.50%, 7/15/27	465	494,853
Laureate Education, Inc.(a)(b), 8.25%, 5/1/25	150	156,750
NESCO Holdings II, Inc.(a)(b), 5.50%, 4/15/29	340	348,772
RR Donnelley & Sons Co., 7.00%, 2/15/22	193	199,273
United Rentals North America, Inc., 5.25%, 1/15/30	535	580,635

		2,319,133

Containers & Packaging—2.4%
Berry Global, Inc.(a)(b), 5.625%, 7/15/27	550	580,937
Owens-Brockway Glass Container, Inc.(a)(b), 6.625%, 5/13/27	460	500,078
Trivium Packaging Finance BV(a)(b), 8.50%, 8/15/27	525	569,730

		1,650,745

Distribution/Wholesale—0.8%
Performance Food Group, Inc.(a)(b), 5.50%, 10/15/27	540	564,710

Diversified Financial Services—3.0%
Nationstar Mortgage Holdings, Inc.(a)(b), 5.50%, 8/15/28	495	497,005
Navient Corp., 6.75%, 6/15/26	525	569,100
OneMain Finance Corp., 6.625%, 1/15/28	790	895,315
PennyMac Financial Services, Inc.(a)(b), 4.25%, 2/15/29	180	172,125

		2,133,545

Electrical Equipment—0.7%
WESCO Distribution, Inc.(a)(b), 7.25%, 6/15/28	445	496,796

Entertainment—4.7%
Caesars Entertainment, Inc.(a)(b), 8.125%, 7/1/27	565	623,051
Cedar Fair L.P., 5.375%, 4/15/27	480	492,000
International Game Technology PLC(a)(b), 6.25%, 1/15/27	400	443,178
Lions Gate Capital Holdings LLC(a)(b), 5.50%, 4/15/29	345	345,038
Scientific Games International, Inc.(a)(b), 8.25%, 3/15/26	600	643,500
Stars Group Holdings BV(a)(b), 7.00%, 7/15/26	705	736,725

		3,283,492

See Notes to Financial Statements

ALLIANZGI HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
Equity Real Estate Investment Trusts (REITs)—0.5%
Service Properties Trust,
4.35%, 10/1/24	$150	$149,121
4.50%, 3/15/25	200	197,625

		346,746

Food & Beverage—2.9%
Kraft Heinz Foods Co., 6.50%, 2/9/40	455	594,186
Post Holdings, Inc.(a)(b), 5.75%, 3/1/27	530	557,433
Simmons Foods, Inc.(a)(b), 4.625%, 3/1/29	360	363,157
U.S. Foods, Inc.(a)(b), 6.25%, 4/15/25	470	503,840

		2,018,616

Food Service—0.4%
Aramark Services, Inc.(a)(b), 5.00%, 2/1/28	300	311,325

Healthcare-Services—3.8%
Centene Corp.(a)(b), 5.375%, 6/1/26	350	365,995
Charles River Laboratories International, Inc.(a)(b), 4.00%, 3/15/31	345	350,710
Encompass Health Corp., 4.75%, 2/1/30	210	216,027
HCA, Inc., 5.625%, 9/1/28	310	356,500
Select Medical Corp.(a)(b), 6.25%, 8/15/26	405	430,418
Tenet Healthcare Corp.(a)(b), 6.25%, 2/1/27	870	918,602

		2,638,252

Home Builders—1.2%
Picasso Finance Sub, Inc.(a)(b), 6.125%, 6/15/25	400	425,000
Taylor Morrison Communities, Inc.(a)(b), 5.75%, 1/15/28	400	440,620

		865,620

Household Products/Wares—0.6%
Prestige Brands, Inc.(a)(b), 5.125%, 1/15/28	395	414,193

Internet—2.2%
Endure Digital, Inc.(a)(b), 6.00%, 2/15/29	205	200,367
Go Daddy Operating Co. LLC(a)(b), 5.25%, 12/1/27	330	348,975
Netflix, Inc.(a)(b), 5.375%, 11/15/29	300	354,765
Uber Technologies, Inc.(a)(b),
7.50%, 9/15/27	305	336,897
8.00%, 11/1/26	265	286,863

		1,527,867

	Principal Amount (000s)	Value
Investment Companies—0.5%
Compass Group Diversified Holdings LLC(a)(b), 5.25%, 4/15/29	$350	$366,951

Iron/Steel—0.7%
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	495	512,325

Leisure—2.6%
Carnival Corp.(a)(b),
5.75%, 3/1/27	180	184,725
10.50%, 2/1/26	340	399,925
NCL Corp., Ltd.(a)(b), 5.875%, 3/15/26	530	535,300
Royal Caribbean Cruises Ltd.(a)(b), 11.50%, 6/1/25	585	682,256

		1,802,206

Lodging—3.7%
Boyd Gaming Corp.(a)(b), 8.625%, 6/1/25	455	505,960
Hilton Domestic Operating Co., Inc.(a)(b), 4.00%, 5/1/31	445	445,000
MGM Resorts International,
4.75%, 10/15/28	445	459,627
6.75%, 5/1/25	205	220,872
Wyndham Hotels & Resorts, Inc.(a)(b), 5.375%, 4/15/26	540	552,150
Wynn Las Vegas LLC(a)(b), 5.50%, 3/1/25	380	401,470

		2,585,079

Machinery-Construction & Mining—0.8%
Terex Corp.(a)(b), 5.00%, 5/15/29	510	527,952

Media—6.0%
CCO Holdings LLC(a)(b),
4.50%, 5/1/32	265	268,313
5.375%, 6/1/29	500	536,250
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	220	228,866
CSC Holdings LLC(a)(b),
5.75%, 1/15/30	185	194,850
7.50%, 4/1/28	510	562,428
DISH DBS Corp., 7.375%, 7/1/28	495	519,280
Gray Television, Inc.(a)(b), 4.75%, 10/15/30	440	436,150
LiveStyle, Inc.(a)(b)(c)(d)(e)(i), 9.625%, 2/1/19	2,761	3
Meredith Corp., 6.875%, 2/1/26	410	421,654
Nexstar Broadcasting, Inc.(a)(b), 5.625%, 7/15/27	260	272,511
Scripps Escrow II, Inc.(a)(b), 5.375%, 1/15/31	405	401,962
Virgin Media Secured Finance PLC(a)(b), 5.50%, 5/15/29	350	371,438

		4,213,705

See Notes to Financial Statements

ALLIANZGI HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
Metal Fabricate/Hardware—0.7%
Park-Ohio Industries, Inc., 6.625%, 4/15/27	$495	$499,950

Mining—1.5%
FMG Resources August 206 Pty Ltd.(a)(b), 4.375%, 4/1/31	350	356,346
Hudbay Minerals, Inc.(a)(b), 4.50%, 4/1/26	365	379,348
Joseph T. Ryerson & Son, Inc.(a)(b), 8.50%, 8/1/28	311	348,320

		1,084,014

Miscellaneous Manufacturing—0.5%
Koppers, Inc.(a)(b), 6.00%, 2/15/25	360	371,084

Oil, Gas & Consumable Fuels—7.5%
Antero Resources Corp.(a)(b), 7.625%, 2/1/29	390	415,350
CITGO Petroleum Corp.(a)(b), 6.375%, 6/15/26	170	171,535
CNX Resources Corp.(a)(b), 7.25%, 3/14/27	405	435,015
Comstock Resources, Inc.(a)(b), 6.75%, 3/1/29	180	184,500
Continental Resources, Inc.,
4.375%, 1/15/28	235	247,102
5.75%, 1/15/31 (a)(b)	260	293,764
EQT Corp., 8.50%, 2/1/30	455	580,261
Occidental Petroleum Corp.,
5.55%, 3/15/26	650	687,440
6.625%, 9/1/30	380	427,044
8.875%, 7/15/30	150	189,150
PBF Holding Co. LLC, 6.00%, 2/15/28	505	373,069
PDC Energy, Inc., 5.75%, 5/15/26	475	492,694
Sunoco L.P., 5.875%, 3/15/28	205	214,559
USA Compression Partners L.P., 6.875%, 9/1/27	495	509,850

		5,221,333

Paper & Forest Products—0.6%
Mercer International, Inc.(a)(b), 5.125%, 2/1/29	390	404,040

Personal Products—0.3%
Edgewell Personal Care Co.(a)(b), 5.50%, 6/1/28	220	232,320

Pharmaceuticals—2.0%
AdaptHealth LLC(a)(b), 4.625%, 8/1/29	410	407,950
Bausch Health Americas, Inc.(a)(b), 8.50%, 1/31/27	500	554,688
Bausch Health Cos., Inc.(a)(b), 7.25%, 5/30/29	405	452,081

		1,414,719

	Principal Amount (000s)	Value
Pipelines—4.3%
Cheniere Energy Partners L.P., 5.625%, 10/1/26	$340	$355,538
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	290	291,601
6.00%, 2/1/29 (a)(b)	305	300,425
DCP Midstream Operating L.P., 5.125%, 5/15/29	290	308,400
EQM Midstream Partners L.P.(a)(b),
4.75%, 1/15/31	205	198,850
6.50%, 7/1/27	220	239,195
NGL Energy Operating LLC(a)(b), 7.50%, 2/1/26	330	339,075
NuStar Logistics L.P., 6.375%, 10/1/30	305	329,781
Targa Resources Partners L.P., 6.50%, 7/15/27	585	635,708

		2,998,573

Real Estate—1.5%
Iron Mountain, Inc.(a)(b), 4.875%, 9/15/27	525	537,141
Kennedy-Wilson, Inc., 5.00%, 3/1/31	520	526,630

		1,063,771

Retail—1.0%
Asbury Automotive Group Inc, 4.75%, 3/1/30	240	247,920
L Brands, Inc.(a)(b), 6.625%, 10/1/30	405	462,429

		710,349

Semiconductors—0.9%
Amkor Technology, Inc.(a)(b), 6.625%, 9/15/27	245	265,213
Synaptics, Inc.(a)(b), 4.00%, 6/15/29	345	342,343

		607,556

Software—1.5%
Rackspace Technology Global, Inc.(a)(b), 5.375%, 12/1/28	560	569,422
SS&C Technologies, Inc.(a)(b), 5.50%, 9/30/27	445	473,947

		1,043,369

Telecommunications—6.3%
Avaya, Inc.(a)(b), 6.125%, 9/15/28	480	509,551
Cincinnati Bell, Inc.(a)(b), 7.00%, 7/15/24	510	525,937
CommScope Technologies LLC(a)(b), 6.00%, 6/15/25	496	505,945
Hughes Satellite Systems Corp., 6.625%, 8/1/26	465	515,267
LogMeIn, Inc.(a)(b), 5.50%, 9/1/27	555	581,018
Lumen Technologies, Inc.(a)(b), 4.50%, 1/15/29	440	429,132
Plantronics, Inc.(a)(b), 4.75%, 3/1/29	360	353,700

See Notes to Financial Statements

ALLIANZGI HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value

Telecommunications—continued
Sprint Corp., 7.625%, 3/1/26	$530	$649,091
T-Mobile USA, Inc., 3.50%, 4/15/31	340	342,550

		4,412,191

Toys/Games/Hobbies—0.4%
Mattel, Inc.(a)(b), 5.875%, 12/15/27	285	312,879

Transportation—0.7%
Fortress Transportation and Infrastructure Investors LLC(a)(b), 9.75%, 8/1/27	410	466,887
TOTAL CORPORATE BONDS & NOTES (Cost-$58,888,280)		59,892,248

	Shares

PREFERRED STOCK(a)(e)(g)(h)(i) — 8.8%

Media—8.8%
LiveStyle, Inc., Ser. A (cost-$261,945; purchased 09/30/16-11/08/16)	2,672	403,606
LiveStyle, Inc., Ser. B (cost-$5,645,148; purchased 02/10/16-11/30/16)(d)(f)	57,581	5,758,100
TOTAL PREFERRED STOCK (Cost-$5,907,093)		6,161,706

COMMON STOCK(e)(h)—1.2%

Aerospace & Defense—0.1%
Erickson, Inc.(d)	2,675	80,276

Banks—1.1%
CCF Holdings LLC(d)	856,452	770,807
CCF Holdings LLC, Class B(d)(f)	7,143	1

		770,808

Media—0.0%
LiveStyle, Inc. (cost-$0; purchased 12/01/16) (d)(g)(i)	67,983	1
TOTAL COMMON STOCK (Cost-$4,945,305)		851,085

	Units
WARRANTS(d)(e)(h)— 0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12 expires 4/1/24 (cost-$769,740; purchased 11/04/15)(g)	3,898	1

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21(i)	14,500	—*
TOTAL WARRANTS (Cost-$769,740)		1

	Principal Amount (000s)	Value

Repurchase Agreements—6.7%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $4,656,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $4,749,144 including accrued interest (cost-$4,656,000)	$4,656	$4,656,000

TOTAL INVESTMENTS (Cost-$75,166,418)—102.3%		71,561,040

Other assets and liabilities, net—(2.3)%		(1,597,433)

NET ASSETS—100.0%		$69,963,607

Notes to Schedule of Investments:

*	Actual amount rounds to less than $1.
(a)

Private Placement – restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $40,073,918, representing 57.3% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $40,073,918 or 57.3% of net assets.

(c)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(d)	Fair-Valued – Securities with an aggregate value of $6,609,188, representing 9.4% of net assets. See Note 2A in the Notes to Financial Statements.
(e)	Level 3 security. See Note 2A in the Notes to Financial Statements.
(f)	Affiliated security.
(g)	Restricted. The aggregate cost of such securities is $6,676,833. The aggregate value is $6,161,708, representing less than 8.8% of net assets.
(h)	Non-income producing.
(i)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 8.8% of net assets.

Glossary:

REIT	Real Estate Investment Trust

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

See Notes to Financial Statements

ALLIANZGI INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK—94.5%

Australia—4.8%
ALS Ltd.	66,352	$487,849
Ansell Ltd.	8,707	259,510
Bapcor Ltd.	98,562	560,722
Beach Energy Ltd.	227,500	296,348
Nick Scali Ltd.	51,321	388,639
Northern Star Resources Ltd.	47,900	344,906
Openpay Group Ltd.(b)	61,925	111,473
Paradigm Biopharmaceuticals Ltd.(b)	143,178	279,490
Pro Medicus Ltd.	21,200	665,515
Starpharma Holdings Ltd.(b)	565,945	825,338

		4,219,790

Austria—1.8%
Wienerberger AG	41,980	1,535,974

Denmark—2.6%
Ambu A/S, Class B	26,135	1,227,386
SimCorp A/S	8,825	1,092,821

		2,320,207

Finland—1.1%
Huhtamaki Oyj	21,287	962,584

France—8.1%
Elis S.A.(b)	75,686	1,235,497
Korian S.A.(b)	27,040	939,245
Nexity S.A.	22,797	1,124,969
SCOR SE(b)	33,037	1,127,406
SOITEC(b)	6,191	1,265,450
SPIE S.A.(b)	59,185	1,417,276

		7,109,843

Germany—7.3%
Bechtle AG	5,235	981,640
CANCOM SE	16,922	975,155
Evotec SE(b)	35,157	1,267,368
Hella GmbH & Co. KGaA(b)	19,812	1,111,027
Jenoptik AG	36,671	1,100,904
Scout24 AG(a)	12,804	971,487

		6,407,581

Hong Kong—3.1%
Hutchison China MediTech Ltd. ADR(b)	22,600	638,450
Melco International Development Ltd.	313,000	637,749
Techtronic Industries Co., Ltd.	36,000	615,891
VTech Holdings Ltd.	92,600	833,794

		2,725,884

Ireland—1.4%
Grafton Group PLC	86,460	1,220,543

Italy—2.7%
Buzzi Unicem SpA	44,177	1,148,547
ERG SpA	41,083	1,220,832

		2,369,379

	Shares	Value
Japan—27.8%
Anritsu Corp.	22,200	$484,400
COMSYS Holdings Corp.	39,300	1,210,323
Ferrotec Holdings Corp.	20,300	404,992
Fuji Electric Co., Ltd.	34,200	1,423,906
Fuji Oil Holdings, Inc.	30,000	800,090
Heiwa Real Estate Co., Ltd.	19,600	611,587
Holon Co., Ltd.	5,600	244,787
Jeol Ltd.	29,400	1,165,645
Marui Group Co., Ltd.	75,100	1,410,096
Mitsubishi UFJ Lease & Finance Co., Ltd.	261,500	1,577,620
Mitsui OSK Lines Ltd.	15,600	545,947
Nihon Unisys Ltd.	13,700	421,919
NSK Ltd.	88,500	907,180
Open House Co., Ltd.	20,900	890,928
PALTAC Corp.	14,800	800,650
Park24 Co., Ltd.(b)	39,100	730,620
Penta-Ocean Construction Co., Ltd.	233,700	1,834,141
Ryohin Keikaku Co., Ltd.	55,700	1,316,980
Showa Denko KK	13,400	381,215
T&D Holdings, Inc.	83,600	1,076,664
Tokai Carbon Co., Ltd.	103,200	1,665,553
Tokyu Fudosan Holdings Corp.	250,800	1,483,622
ValueCommerce Co., Ltd.	23,300	755,448
Zenkoku Hosho Co., Ltd.	19,300	885,473
Zeon Corp.	85,600	1,367,590

		24,397,376

Korea (Republic of)—0.9%
Koh Young Technology, Inc.	7,840	796,642

Netherlands—2.8%
ASM International NV	3,977	1,156,629
ASR Nederland NV	28,191	1,263,207

		2,419,836

New Zealand—0.3%
Eroad Ltd.(b)	72,675	224,113

Norway—3.8%
Elkem ASA(a)	382,528	1,663,720
Storebrand ASA(b)	169,914	1,711,228

		3,374,948

Singapore—0.7%
Mapletree Industrial Trust REIT	321,400	654,651

Sweden—2.7%
AAK AB	53,435	1,209,613
Elekta AB, Class B	88,983	1,153,877

		2,363,490

Switzerland—4.8%
Georg Fischer AG	1,100	1,469,926
Interroll Holding AG	425	1,501,878
OC Oerlikon Corp. AG	105,717	1,222,543

		4,194,347

Taiwan—2.6%
ASMedia Technology, Inc.	13,000	678,863
Unimicron Technology Corp.	190,000	609,295

See Notes to Financial Statements

ALLIANZGI INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Taiwan—continued
Win Semiconductors Corp.	33,000	$452,213
Yageo Corp.	27,000	523,289

		2,263,660

United Kingdom—15.2%
ASOS PLC(b)	17,169	1,309,852
Auto Trader Group PLC(a)(b)	146,909	1,122,819
Crest Nicholson Holdings PLC(b)	221,947	1,248,382
Genus PLC	20,525	1,374,607
HomeServe PLC	64,368	1,065,739
Howden Joinery Group PLC(b)	124,206	1,255,118
Intermediate Capital Group PLC	54,393	1,381,245
Moneysupermarket.com Group PLC	295,845	1,087,332
Rotork PLC	217,236	1,067,951
Spectris PLC	27,520	1,262,232
Wizz Air Holdings PLC(a)(b)	17,338	1,152,562

		13,327,839
TOTAL COMMON STOCK (Cost-$61,169,643)		82,888,687

PREFERRED STOCK—1.6%

Germany—1.6%
Jungheinrich AG (Cost-$676,326)	28,867	1,387,945

	Principal Amount (000s)
Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $2,908,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $2,966,212 including accrued interest (cost-$2,908,000)	$2,908	2,908,000

TOTAL INVESTMENTS (Cost-$64,753,969)—99.4%		87,184,632

Other assets and liabilities, net—0.6%		511,253

NET ASSETS—100.0%		$87,695,885

Notes to Schedule of Investments:

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $4,910,588 or 5.6% of net assets.

(b)	Non-income producing.

Glossary:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:
Machinery	9.3%
Insurance	5.9
Chemicals	5.8
Semiconductors & Semiconductor Equipment	5.7
Commercial Services & Supplies	5.1
Electronic Equipment, Instruments & Components	4.8
Healthcare Equipment & Supplies	4.3
Construction & Engineering	3.5
Multi-Line Retail	3.1
Construction Materials	3.1
Real Estate Management & Development	3.0
Trading Companies & Distributors	2.8
Diversified Financial Services	2.8
Internet & Direct Marketing Retail	2.7
IT Services	2.7
Household Durables	2.4
Interactive Media & Services	2.4
Food Products	2.3
Biotechnology	1.9
Pharmaceuticals	1.7
Electrical Equipment	1.6
Capital Markets	1.6
Distributors	1.6
Life Sciences Tools & Services	1.4
Independent Power Producers & Energy Traders	1.4
Airlines	1.3
Auto Components	1.3
Software	1.2
Containers & Packaging	1.1
Healthcare Providers & Services	1.1
Communications Equipment	1.0
Media	0.9
Healthcare Technology	0.8
Equity Real Estate Investment Trusts (REITs)	0.7
Hotels, Restaurants & Leisure	0.7
Real Estate	0.7
Marine	0.6
Professional Services	0.6
Specialty Retail	0.4
Metals & Mining	0.4
Oil, Gas & Consumable Fuels	0.3
Consumer Finance	0.1
Repurchase Agreements	3.3
Other assets and liabilities, net	0.6

100.0%

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

See Notes to Financial Statements

ALLIANZGI PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
CORPORATE BONDS & NOTES—65.8%

Auto Manufacturers—0.5%
General Motors Financial Co., Inc., Ser. C, (converts to FRN on 9/30/30)(c)(d), 5.70%, 9/30/30	$97	$104,760

Banks—26.0%
Bank of America Corp., (converts to FRN on 3/15/28)(c)(d), 5.875%, 3/15/28	380	414,455
Barclays PLC, (converts to FRN on 6/15/26)(c)(d), 6.125%, 12/15/25	240	262,080
Citizens Financial Group, Inc., Ser. B, (converts to FRN on 7/6/23)(c)(d), 6.00%, 7/6/23	165	169,744
Deutsche Bank AG(c)(d), 6.00%, 10/30/25	950	961,875
HSBC Holdings PLC, (converts to FRN on 6/17/31)(c)(d), 4.60%, 12/17/30	371	366,826
Huntington Bancshares, Inc., (converts to FRN on 7/15/30)(c)(d), 5.625%, 7/15/30	385	427,927
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950%(d), 1.152%, 1/15/87	652	575,594
Lloyds Banking Group PLC, (converts to FRN on 9/27/25)(c)(d), 7.50%, 9/27/25	900	1,028,250
NTC Capital II, 3 mo. LIBOR + 0.590%, Ser. B(d), 0.831%, 4/15/27	175	168,839
Regions Financial Corp., Ser. D, (converts to FRN on 9/15/25)(c)(d), 5.75%, 6/15/25	120	132,150
Standard Chartered PLC, (converts to FRN on 7/14/31)(a)(b)(c)(d), 4.75%, 1/14/31	400	398,600
Truist Financial Corp., Ser. Q, (converts to FRN on 9/1/30)(c)(d), 5.10%, 3/1/30	230	250,769
Wells Fargo & Co., (converts to FRN on 3/15/26)(c)(d), 3.90%, 3/15/26	347	350,435

		5,507,544

Diversified Financial Services—5.9%
Air Lease Corp., (converts to FRN on 6/15/26)(c)(d), 4.65%, 6/15/26	297	293,287
Charles Schwab Corp., (converts to FRN on 6/1/26)(c)(d), 4.00%, 6/1/26	210	213,108
Discover Financial Services(c)(d), 5.50%, 10/30/27, Ser. C (converts to FRN on 10/30/27)	545	565,601
6.125%, 6/23/25 (converts to FRN on 9/23/25)	175	194,250

		1,266,246

Electric Utilities—3.9%
Edison International, (converts to FRN on 3/15/26)(c)(d), 5.375%, 3/15/26	640	648,832
Sempra Energy, (converts to FRN on 10/15/25)(c)(d), 4.875%, 10/15/25	165	176,550

		825,382

	Principal Amount (000s)	Value
Insurance—16.6%
American International Group, Inc., (converts to FRN on 5/15/38)(d), 8.175%, 5/15/68	$374	$519,046
Liberty Mutual Group, Inc.(a)(b), 4.30%, 2/1/61	350	315,542
Lincoln National Corp., 3 mo. LIBOR + 2.358%(d), 2.549%, 5/17/66	1,085	930,257
MetLife, Inc.,
9.25%, 4/8/68(a)(b)	215	315,216
10.75%, 8/1/69	860	1,439,111

		3,519,172

Media—1.5%
ViacomCBS, Inc., (converts to FRN on 2/28/27)(d), 6.25%, 2/28/57	290	322,222

Miscellaneous Manufacturing—0.9%
General Electric Co., Ser. D, (converts to FRN on 1/21/21)(c)(d), 3.514%, 6/15/21	200	189,000

Oil, Gas & Consumable Fuels—2.3%
BP Capital Markets PLC, (converts to FRN on 6/22/30)(c)(d), 4.875%, 3/22/30	450	482,063

Pipelines—8.2%
Enbridge, Inc. (converts to FRN on 3/1/28)(d), 6.25%, 3/1/78	75	78,518
Energy Transfer Operating L.P., (converts to FRN on 5/15/30)(c)(d), 7.125%, 5/15/30	935	910,970
Plains All American Pipeline L.P., Ser. B, (converts to FRN on 11/15/22) (c)(d), 6.125%, 11/15/22	801	650,861
Transcanada Trust, (converts to FRN on 9/15/29)(d), 5.50%, 9/15/79	90	96,187

		1,736,536
TOTAL CORPORATE BONDS & NOTES (Cost-$13,240,694)		13,952,925

	Shares
PREFERRED STOCK—27.2%

Auto Manufacturers—0.4%
Ford Motor Co., 6.00%, 12/1/59	3,000	79,080

Banks—16.0%
Bank of America Corp., Ser. LL(c), 5.00%, 9/17/24	8,200	217,054
Citigroup Capital XIII,(d), 6.582%, 10/30/40	17,095	459,856
First Horizon Corp.(c), 6.50%, 10/10/25	31,910	885,502
JPMorgan Chase & Co.(c), 4.55%, 6/1/26	18,000	461,160
Regions Financial Corp., Ser. C,(c)(d), 5.70%, 5/15/29	24,618	681,426

See Notes to Financial Statements

ALLIANZGI PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value

Banks—continued
Wells Fargo & Co.(c), 4.75%, 3/15/25	11,160	$284,915
Wells Fargo & Co., Ser. Q,(c)(d), 5.85%, 9/15/23	15,350	411,380

		3,401,293

Consumer Finance—3.2%
Capital One Financial Corp.(c), 4.80%, 6/1/25	8,000	201,120
Synchrony Financial, Ser. A(c), 5.625%, 11/15/24	17,985	479,840

		680,960

Insurance—4.0%
Athene Holding Ltd., Ser. A,(c)(d), 6.35%, 6/30/29	29,468	845,731

Telecommunications—2.3%
AT&T, Inc., Ser. C(c), 4.75%, 2/18/25	19,100	482,657

Wireless Telecommunication Services—1.3%
United States Cellular Corp., 6.25%, 9/1/69	10,370	270,761
TOTAL PREFERRED STOCK (Cost-$5,486,023)		5,760,482

COMMON STOCK—4.9%

Oil, Gas & Consumable Fuels—2.1%
Energy Transfer L.P.	57,900	444,672

Telecommunications—2.8%
AT&T, Inc.	19,565	592,233
TOTAL COMMON STOCK (Cost-$964,406)		1,036,905

	Principal Amount (000s)	Value
U.S. TREASURY OBLIGATIONS—0.5%
U.S. Treasury Bonds(f), 1.375%, 8/15/50 (Cost-$131,368)	$150	$117,047

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $140,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $142,838 including accrued interest (cost-$140,000)	140	140,000

TOTAL INVESTMENTS (Cost-$19,962,491)—99.1%		21,007,359
Other assets and liabilities, net(e)—0.9%		198,174

NET ASSETS—100.0%		$21,205,533

Notes to Schedule of Investments:

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $1,029,358, representing 4.9% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $1,029,358 or 4.9% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security – Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on March 31, 2021.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at March 31, 2021:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Depreciation

Long position contracts:
5-Year U.S. Treasury Note	3	6/30/21	$300	$370	$(4,546)

Credit default swaps agreements outstanding at March 31, 2021:

Centrally cleared buy protection swap agreements:

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(1)	Implied Credit Spread	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(2)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
Simon Property Group, L.P.	$105	0.980%	6/20/26	(1.00)%	Quarterly	$(340)	$105	$(445)

See Notes to Financial Statements

ALLIANZGI PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

Centrally cleared sell protection swap agreements:

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(1)	Implied Credit Spread	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(2)	Upfront Premiums Paid	Unrealized Appreciation

Goldman Sachs (ICE):
CDX.NA.HY.35	$1,310	2.891%	12/20/25	5.00%	Quarterly	$121,022	$112,899	$8,123

(1)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2021 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)

At March 31, 2021, the Fund pledged $24,114 in cash as collateral for futures contracts and received $113,024 in cash as collateral for swap contracts. The Fund also pledged U.S. Treasury Obligations valued at $104,465 as collateral for swap contracts.

Glossary:

CDX	Credit Derivatives Index
FRN	Floating Rate Note
ICE	Intercontinental Exchange
LIBOR	London Inter-Bank Offered Rate

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

See Notes to Financial Statements

ALLIANZGI SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
CORPORATE BONDS & NOTES—84.4%

Advertising—0.2%
Outfront Media Capital LLC(a)(c), 6.25%, 6/15/25	$1,250	$1,321,875

Aerospace & Defense—1.6%
Spirit AeroSystems, Inc.(a)(c), 7.50%, 4/15/25	11,500	12,370,550

Airlines—1.5%
Hawaiian Brand Intellectual Property Ltd.(a)(c), 5.75%, 1/20/26	2,500	2,656,500
Mileage Plus Holdings LLC(a)(c), 6.50%, 6/20/27	6,450	7,070,812
Spirit Loyalty Cayman Ltd.(a)(c), 8.00%, 9/20/25	2,000	2,260,000

		11,987,312

Apparel & Textiles—0.2%
Hanesbrands, Inc.(a)(c), 5.375%, 5/15/25	1,250	1,322,656

Auto Components—2.0%
Clarios Global LP(a)(c), 6.75%, 5/15/25	800	855,760
Dana, Inc., 5.50%, 12/15/24	2,138	2,181,188
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	10,950	12,283,710

		15,320,658

Auto Manufacturers—4.3%
Ford Motor Co., 8.50%, 4/21/23	15,050	16,780,750
Tesla, Inc.(a)(c), 5.30%, 8/15/25	15,723	16,314,185

		33,094,935

Chemicals—0.2%
CVR Partners L.P.(a)(c), 9.25%, 6/15/23	1,675	1,689,656

Coal—0.5%
Cloud Peak Energy Resources LLC, 12.00%, 5/1/25	6,711	4,160,678

Commercial Services—3.0%
Alta Equipment Group, Inc.(a)(c), 5.625%, 4/15/26	1,200	1,216,500
APX Group, Inc., 8.50%, 11/1/24	12,688	13,163,800
Brink’s Co.(a)(c), 5.50%, 7/15/25	5,000	5,281,250
Prime Security Services Borrower LLC(a)(c), 5.25%, 4/15/24	3,000	3,199,950

		22,861,500

Computers—0.1%
Dell International LLC(a)(c), 7.125%, 6/15/24	1,100	1,132,313

	Principal Amount (000s)	Value
Distribution/Wholesale—3.5%
Wolverine Escrow LLC(a)(c),
8.50%, 11/15/24	$12,259	$12,228,353
9.00%, 11/15/26	15,090	15,075,664

		27,304,017

Diversified Financial Services—9.9%
Alliance Data Systems Corp.(a)(c),
4.75%, 12/15/24	19,500	20,011,875
7.00%, 1/15/26	6,000	6,421,200
Global Aircraft Leasing Co., Ltd., PIK 7.25%(a)(c), 6.50%, 9/15/24	28,546	27,375,334
LD Holdings Group LLC(a)(c), 6.50%, 11/1/25	6,775	7,096,812
PennyMac Financial Services, Inc.(a)(c), 5.375%, 10/15/25	1,750	1,813,963
SLM Corp., 4.20%, 10/29/25	8,950	9,397,678
United Wholesale Mortgage LLC(a)(c), 5.50%, 11/15/25	4,000	4,170,000

		76,286,862

Electric Utilities—3.3%
Calpine Corp.(a)(c), 5.25%, 6/1/26	2,250	2,313,563
NRG Energy, Inc., 7.25%, 5/15/26	16,137	16,782,480
Vistra Operations Co. LLC(a)(c), 5.50%, 9/1/26	5,950	6,165,687

		25,261,730

Engineering & Construction—0.9%
PowerTeam Services LLC(a)(c), 9.033%, 12/4/25	6,095	6,719,737

Entertainment—1.6%
Banijay Entertainment S.A.S. U.(a)(c), 5.375%, 3/1/25	3,092	3,192,490
International Game Technology PLC(a)(c), 4.125%, 4/15/26	1,500	1,541,370
Scientific Games International, Inc.(a)(c), 5.00%, 10/15/25	5,500	5,696,350
Wynn Resorts Finance LLC(a)(c), 7.75%, 4/15/25	1,800	1,951,353

		12,381,563

Environmental Services—0.2%
Stericycle, Inc.(a)(c), 5.375%, 7/15/24	1,336	1,379,420

Equity Real Estate Investment Trusts (REITs)—1.1%
ESH Hospitality, Inc.(a)(c), 5.25%, 5/1/25	5,300	5,406,000
SBA Communications Corp., 4.875%, 9/1/24	3,000	3,080,610

		8,486,610

Food Service—0.6%
Aramark Services, Inc.(a)(c), 5.00%, 4/1/25	4,586	4,694,917

See Notes to Financial Statements

ALLIANZGI SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
Hand/Machine Tools—1.1%
Colfax Corp.(a)(c), 6.00%, 2/15/24	$8,000	$8,248,000

Healthcare-Services—1.5%
Akumin, Inc.(a)(c), 7.00%, 11/1/25	9,375	9,972,656
RP Escrow Issuer LLC(a)(c), 5.25%, 12/15/25	1,400	1,450,750

		11,423,406

Home Builders—1.0%
Lennar Corp., 6.25%, 12/15/21	6,500	6,561,750
Picasso Finance Sub, Inc.(a)(c), 6.125%, 6/15/25	810	860,625

		7,422,375

Household Products/Wares—0.4%
Spectrum Brands, Inc., 5.75%, 7/15/25	3,099	3,195,844

Lodging—2.4%
Las Vegas Sands Corp., 3.20%, 8/8/24	8,930	9,310,633
MGM Resorts International, 7.75%, 3/15/22	500	526,700
Wynn Las Vegas LLC(a)(c), 5.50%, 3/1/25	8,000	8,452,000

		18,289,333

Machinery-Diversified—0.4%
CNH Industrial Capital LLC, 4.375%, 4/5/22	2,675	2,773,615

Media—3.1%
AMC Networks, Inc., 5.00%, 4/1/24	9,749	9,870,863
CCO Holdings LLC(a)(c),
5.50%, 5/1/26	1,500	1,546,950
5.75%, 2/15/26	6,799	7,014,868
Sirius XM Radio, Inc.(a)(c), 4.625%, 7/15/24	3,500	3,605,350
TEGNA, Inc.(a)(c), 4.75%, 3/15/26	1,500	1,591,875

		23,629,906

Mining—0.9%
Novelis Corp.(a)(c), 5.875%, 9/30/26	6,471	6,754,106

Miscellaneous Manufacturing—1.9%
Hillenbrand, Inc., 5.75%, 6/15/25	2,000	2,135,000
LSB Industries, Inc.(a)(c), 9.625%, 5/1/23	12,600	12,917,646

		15,052,646

	Principal Amount (000s)	Value

Oil, Gas & Consumable Fuels—10.0%
AmeriGas Partners L.P.,
5.50%, 5/20/25	$602	$654,675
5.625%, 5/20/24	4,510	5,008,355
CVR Energy, Inc.(a)(c), 5.25%, 2/15/25	27,929	27,286,633
PBF Holding Co. LLC,
7.25%, 6/15/25	32,000	26,067,200
9.25%, 5/15/25(a)(c)	4,000	4,083,800
TechnipFMC PLC(a)(c), 6.50%, 2/1/26	13,385	14,005,284

		77,105,947

Pharmaceuticals—0.8%
Bausch Health Cos., Inc.(a)(c), 7.00%, 3/15/24	6,200	6,342,600

Pipelines—6.6%
EQM Midstream Partners LP(a)(c), 6.00%, 7/1/25	8,000	8,610,000
New Fortress Energy, Inc.(a)(c),
6.50%, 9/30/26(d)	5,000	5,037,500
6.75%, 9/15/25	17,700	18,184,980
NuStar Logistics LP, 5.75%, 10/1/25	3,450	3,693,294
PBF Logistics L.P., 6.875%, 5/15/23	11,912	11,914,621
Rattler Midstream L.P.(a)(c), 5.625%, 7/15/25	3,000	3,132,360

		50,572,755

Real Estate—2.8%
Newmark Group, Inc., 6.125%, 11/15/23	13,197	14,486,061
Realogy Group LLC (a)(c),
4.875%, 6/1/23	1,500	1,541,250
7.625%, 6/15/25	5,000	5,459,000

		21,486,311

Retail—4.8%
1011778 BC ULC(a)(c), 5.75%, 4/15/25	4,500	4,781,250
Carvana Co.(a)(c), 5.625%, 10/1/25	4,000	4,103,400
eG Global Finance PLC(a)(c),
6.75%, 2/7/25	3,250	3,323,125
8.50%, 10/30/25	9,104	9,693,211
GameStop Corp.(a)(c), 10.00%, 3/15/23	9,075	9,483,375
KFC Holding Co.(a)(c), 5.25%, 6/1/26	3,500	3,607,030
Sally Holdings LLC, 5.625%, 12/1/25	2,034	2,097,562

		37,088,953

Semiconductors—0.7%
ams AG(a)(c), 7.00%, 7/31/25	5,250	5,619,141

See Notes to Financial Statements

ALLIANZGI SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Principal Amount (000s)	Value
Software—1.2%
ACI Worldwide, Inc.(a)(c), 5.75%, 8/15/26	$1,000	$1,055,000
Veritas US, Inc.(a)(c), 7.50%, 9/1/25	8,000	8,309,200

		9,364,200

Telecommunications—6.4%
Connect Finco SARL(a)(c), 6.75%, 10/1/26	26,140	27,832,303
Hughes Satellite Systems Corp., 7.625%, 6/15/21	5,830	5,897,045
Level 3 Financing, Inc.,
5.25%, 3/15/26	1,000	1,030,000
5.375%, 5/1/25	3,000	3,063,000
LogMeIn, Inc. (a)(c), 5.50%, 9/1/27	2,000	2,093,760
Lumen Technologies, Inc.,
5.125%, 12/15/26(a)(c)	3,000	3,160,140
5.80%, 3/15/22	500	517,550
Viasat, Inc.(a)(c), 5.625%, 4/15/27	5,250	5,506,804

		49,100,602

Toys/Games/Hobbies—0.3%
Mattel, Inc.(a)(c), 6.75%, 12/31/25	2,308	2,426,747

Transportation—3.4%
Fly Leasing Ltd., 5.25%, 10/15/24	9,990	10,196,044
Fortress Transportation and Infrastructure Investors LLC(a)(c), 6.50%, 10/1/25	7,000	7,315,000
XPO Logistics, Inc. (a)(c),
6.25%, 5/1/25	1,500	1,614,135
6.75%, 8/15/24	6,900	7,236,375

		26,361,554
TOTAL CORPORATE BONDS & NOTES (Cost-$648,463,955)		650,035,030

SENIOR LOANS(a)(b)—7.0%

Commercial Services & Supplies—4.0%
APX Group, Inc., (3 mo. LIBOR + 4.000%), 7.25%, 12/31/25, 2020 Term Loan	14,370	14,351,676
Asurion LLC,
(1 mo. LIBOR + 3.250%), 3.359%, 12/23/26, 2020 Term Loan B8	8,069	8,012,667
(1 mo. LIBOR + 5.250%), 5.359%, 1/31/28, 2021 2nd Lien Term Loan B3	8,000	8,140,000

		30,504,343

Electric Utilities—1.9%
Pacific Gas & Electric Company, (3 mo. LIBOR + 3.000%), 3.50%, 6/23/25, 2020 Term Loan	14,888	14,854,896

	Principal Amount (000s)	Value

Pipelines—0.9%
Prairie ECI Acquiror LP, (1 mo. LIBOR + 4.750%), 4.859%, 3/11/26, Term Loan B	$7,200	$6,970,725

Telecommunications—0.2%
LogMeIn, Inc., (1 mo. LIBOR + 4.750%), 4.854%, 8/31/27, Term Loan B	1,999	1,991,696
TOTAL SENIOR LOANS (Cost-$54,281,992)		54,321,660

ASSET-BACKED SECURITY—0.4%
Navajo Transitional Energy Co. LLC, 9.00%, 10/24/24 (Cost-$8,114,950)	4,270	2,775,820

	Shares
COMMON STOCK—0.0%

Coal—0.0%
Cloud Peak Energy, Inc.(e)(f)(g) (Cost-$0)	40,020	—*

	Principal Amount (000s)
Repurchase Agreements—6.8%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $52,411,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $53,459,236 including accrued interest (cost-$52,411,000)	$52,411	52,411,000

TOTAL INVESTMENTS (Cost-$763,271,897)—98.6%		759,543,510

Other assets and liabilities, net—1.4%		10,507,889

NET ASSETS—100.0%		$770,051,399

Notes to Schedule of Investments:

*	Actual amount rounds to less than $1.
(a)

Private Placement – Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $507,525,984, representing 65.9% of net assets.

(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on March 31, 2021.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

See Notes to Financial Statements

ALLIANZGI SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $453,204,324 or 58.9% of net assets.
(d)	When-issued or delayed-delivery. This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(e)	Fair-Valued – Security with a value of $0, representing less than 0.05% of net assets. See Note 2A in the Notes to Financial Statements.
(f)	Level 3 security. See Note 2A in the Notes to Financial Statements.
(g)	Restricted. The aggregate cost of such security is $0. The aggregate value is $0, representing less than 0.05% of net assets.

Glossary:

LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

See Notes to Financial Statements

ALLIANZGI WATER FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK—98.6%

Australia—1.5%
Reliance Worldwide Corp., Ltd.	3,739,628	$12,753,551

Canada—5.5%
Algonquin Power & Utilities Corp.	1,352,259	21,423,949
Stantec, Inc.	609,569	26,095,975

		47,519,924

France—1.8%
Veolia Environnement S.A.	617,844	15,838,568

Ireland—2.6%
STERIS PLC	45,000	8,571,600
Trane Technologies PLC	86,174	14,266,967

		22,838,567

Italy—1.0%
Hera SpA	2,189,318	8,390,307

Japan—2.4%
Kubota Corp.	920,900	20,954,685

Netherlands—3.2%
Aalberts NV	181,864	9,213,347
Arcadis NV(a)	461,705	18,820,505

		28,033,852

Sweden—3.4%
Alfa Laval AB(a)	984,262	29,752,866

Switzerland—11.5%
Bucher Industries AG	30,193	15,384,805
Geberit AG	53,008	33,740,267
Georg Fischer AG	24,529	32,778,000
Sika AG	61,823	17,660,911

		99,563,983

United Kingdom—11.0%
CNH Industrial NV(a)	830,521	12,851,297
Halma PLC	1,130,089	36,985,490
Pennon Group PLC	1,272,805	17,108,207
Severn Trent PLC	882,829	28,065,573

		95,010,567

United States—54.7%
AGCO Corp.	185,509	26,648,368
Agilent Technologies, Inc.	137,632	17,498,533
American Water Works Co., Inc.	340,527	51,051,808
Badger Meter, Inc.	132,361	12,318,838
Danaher Corp.	144,968	32,629,397
Deere & Co.	69,516	26,008,716
Ecolab, Inc.	74,361	15,918,459
Evoqua Water Technologies Corp.(a)	454,307	11,948,274
Franklin Electric Co., Inc.	281,331	22,208,269
IDEX Corp.	165,961	34,738,957
Itron, Inc.(a)	217,561	19,286,783
Lindsay Corp.	100,780	16,791,964
PerkinElmer, Inc.	137,224	17,604,467
Tetra Tech, Inc.	256,842	34,858,596

	Shares	Value

United States—continued
Thermo Fisher Scientific, Inc.	64,707	$29,530,981
Trimble, Inc.(a)	347,714	27,048,672
Valmont Industries, Inc.	94,744	22,517,807
Waste Management, Inc.	118,322	15,265,904
Xylem, Inc.	392,758	41,310,286

		475,185,079
TOTAL COMMON STOCK (Cost-$585,018,406)		855,841,949

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $6,342,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $6,468,927 including accrued interest (cost-$6,342,000)	$6,342	6,342,000

TOTAL INVESTMENTS (Cost—$591,360,406)—99.3%		862,183,949
Other assets and liabilities, net—0.7%		5,834,953

NET ASSETS—100.0%		$868,018,902

Notes to Schedule of Investments:

(a)	Non-income producing.

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:

Machinery	34.6%
Water Utilities	11.1
Electronic Equipment, Instruments & Components	11.0
Life Sciences Tools & Services	7.4
Building Products	7.0
Commercial Services & Supplies	5.8
Multi-Utilities	5.3
Construction & Engineering	4.8
Healthcare Equipment & Supplies	4.7
Chemicals	3.9
Professional Services	3.0
Repurchase Agreements	0.7

Other assets and liabilities, net	0.7
100.0%

See Notes to Financial Statements

NFJ EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK—92.5%

Argentina—0.5%
MercadoLibre, Inc.(b)	547	$805,261

Brazil—3.3%
Ambipar Participacoes e Empreendimentos S.A.(b)	161,300	716,424
B3 S.A. – Brasil Bolsa Balcao	237,816	2,307,749
Cia de Locacao das Americas	182,507	803,483
Magazine Luiza S.A.	171,600	617,054
StoneCo Ltd., Class A(b)	12,865	787,595

		5,232,305

China—38.9%
A-Living Smart City Services Co., Ltd., Class H(a)	188,250	835,418
Aier Eye Hospital Group Co., Ltd., Class A	116,650	1,054,388
Alibaba Group Holding Ltd.(b)	374,200	10,589,522
Anhui Conch Cement Co., Ltd., Class H	84,500	549,449
ANTA Sports Products Ltd.	63,000	1,027,566
Bank of Ningbo Co., Ltd., Class A	69,454	411,956
China Construction Bank Corp., Class H	892,000	750,399
China Lesso Group Holdings Ltd.	236,000	507,573
China Merchants Bank Co., Ltd., Class A	119,244	929,576
China Merchants Bank Co., Ltd., Class H	555,100	4,237,813
CIFI Holdings Group Co., Ltd.	838,000	812,766
CSPC Pharmaceutical Group Ltd.	332,800	402,403
Double Medical Technology, Inc., Class A	55,600	424,867
East Money Information Co., Ltd., Class A	395,389	1,644,287
ENN Energy Holdings Ltd.	93,100	1,493,365
Foshan Haitian Flavouring & Food Co., Ltd., Class A	27,341	666,528
Gree Electric Appliances, Inc. of Zhuhai, Class A	42,400	405,565
Guangdong Investment Ltd.	480,000	781,673
Henan Shuanghui Investment & Development Co., Ltd., Class A	73,300	458,474
JD.com, Inc., Class A(b)	34,100	1,412,408
Kweichow Moutai Co., Ltd., Class A	2,900	888,802
Li Ning Co., Ltd.	158,500	1,029,605
Longfor Group Holdings Ltd.(a)	184,500	1,222,232
Luxshare Precision Industry Co., Ltd., Class A	1,083,230	5,590,491
Meituan, Class B(a)(b)	22,600	866,894
Midea Group Co., Ltd., Class A	65,300	819,164
NetEase, Inc.	44,100	897,418
New Oriental Education & Technology Group, Inc. ADR(b)	42,243	591,402
Ping An Insurance Group Co. of China Ltd., Class H	107,500	1,279,778
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	292,000	576,180
Shenzhen Expressway Co., Ltd., Class H	246,000	266,439
Shenzhou International Group Holdings Ltd.	24,900	515,994
Sino Biopharmaceutical Ltd.	342,500	342,760
Tencent Holdings Ltd.	171,800	13,480,403
Wuliangye Yibin Co., Ltd., Class A	31,555	1,290,024
Yealink Network Technology Corp., Ltd., Class A	42,335	440,271
Yihai International Holding Ltd.(b)	57,000	590,229
Yonghui Superstores Co., Ltd., Class A	273,000	283,204
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	18,473	808,698

		61,175,984

Hong Kong—4.2%
AIA Group Ltd.	65,000	788,451
Ausnutria Dairy Corp. Ltd.(b)	373,000	488,435
Hong Kong Exchanges & Clearing Ltd.	22,800	1,341,470
SITC International Holdings Co., Ltd.	354,000	1,199,869

	Shares	Value

Hong Kong—continued
SUNeVision Holdings Ltd.	834,000	$859,307
Techtronic Industries Co., Ltd.	91,000	1,556,836
Times Neighborhood Holdings Ltd.	402,307	303,770

		6,538,138

India—8.3%
Aarti Industries Ltd.	44,569	803,097
Asian Paints Ltd.	30,649	1,063,668
Atul Ltd.(b)	7,413	718,150
Bajaj Finserv Ltd.(b)	5,255	694,924
Britannia Industries Ltd.	12,286	609,152
Coromandel International Ltd.	67,892	719,232
HDFC Bank Ltd.(b)	45,287	925,174
Hindustan Unilever Ltd.	16,470	547,733
Indraprastha Gas Ltd.	131,652	922,561
Infosys Ltd.	74,585	1,395,579
Ipca Laboratories Ltd.	34,804	906,233
Manappuram Finance Ltd.	213,434	435,545
Muthoot Finance Ltd.	29,291	483,111
Reliance Industries Ltd.	77,562	2,124,969
Tata Consultancy Services Ltd.	15,722	683,348

		13,032,476

Indonesia—1.1%
Ace Hardware Indonesia Tbk PT	7,186,400	754,510
Bank Central Asia Tbk PT	415,800	889,569

		1,644,079

Kazakhstan—0.6%
Kaspi.KZ JSC GDR	13,660	969,860

Korea (Republic of)—4.9%
Coupang, Inc.(b)	22,373	1,104,108
Douzone Bizon Co., Ltd.	8,405	729,287
Hansol Chemical Co., Ltd.	3,386	721,030
Kakao Corp.	2,251	990,500
Macquarie Korea Infrastructure Fund	51,326	528,339
NAVER Corp.	3,041	1,012,995
NCSoft Corp.	1,110	856,223
NICE Information Service Co., Ltd.	37,105	831,113
Samsung Electronics Co., Ltd.	12,815	921,706

		7,695,301

Mexico—0.2%
Prologis Property Mexico S.A. de C.V. REIT	176,146	378,413

Netherlands—2.3%
ASM International NV	3,378	982,422
ASML Holding NV	1,804	1,093,740
Prosus NV(b)	6,016	668,811
Yandex NV, Class A(b)	14,257	913,303

		3,658,276

Philippines—0.6%
Wilcon Depot, Inc.	2,446,900	897,344

Poland—0.6%
Dino Polska S.A.(a)(b)	14,186	935,467

See Notes to Financial Statements

NFJ EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

	Shares	Value
Russian Federation—1.1%
LUKOIL PJSC ADR	1,267	$102,361
Lukoil PJSC ADR	11,912	963,204
Polyus PJSC GDR	6,416	590,593

		1,656,158

Saudi Arabia—1.1%
Abdullah Al Othaim Markets Co.	19,989	673,708
Al Rajhi Bank	22,823	601,262
Saudi Arabian Oil Co.(a)	44,612	428,241

		1,703,211

Singapore—1.9%
Keppel DC REIT	461,700	926,695
Mapletree Industrial Trust REIT	482,500	982,791
Sea Ltd. ADR(b)	4,553	1,016,366

		2,925,852

South Africa—3.0%
AngloGold Ashanti Ltd.	23,881	520,722
Capitec Bank Holdings Ltd.(b)	8,295	797,939
Clicks Group Ltd.	59,251	965,037
Gold Fields Ltd. ADR	161,307	1,530,803
Naspers Ltd., Class N	4,040	966,674

		4,781,175

Taiwan—10.9%
Accton Technology Corp.	83,000	802,860
ASMedia Technology, Inc.	15,000	783,303
ASPEED Technology, Inc.	16,000	967,301
Chailease Holding Co., Ltd.	107,720	743,730
E.Sun Financial Holding Co., Ltd.	701,022	641,246
Getac Technology Corp.	135,000	277,258
Lotes Co., Ltd.	51,000	892,808
MediaTek, Inc.	32,000	1,086,742
Micro-Star International Co., Ltd.	121,000	737,882
Parade Technologies Ltd.	20,000	858,655
Poya International Co., Ltd.	30,000	626,643
Realtek Semiconductor Corp.	56,200	973,007
Sinbon Electronics Co., Ltd.	99,000	915,992
Taiwan Semiconductor Manufacturing Co., Ltd.	113,000	2,324,712
Taiwan Union Technology Corp.	69,000	288,981
Tripod Technology Corp.	87,000	428,399
Uni-President Enterprises Corp.	184,000	470,753
Unimicron Technology Corp.	266,000	853,012
Vanguard International Semiconductor Corp.	277,000	1,048,470
Voltronic Power Technology Corp.	22,350	865,550
Wiwynn Corp.	18,133	535,735

		17,123,039

Thailand—1.6%
Carabao Group PCL	179,900	742,627
Global Power Synergy PCL NVDR	249,800	615,507
Home Product Center PCL	1,923,900	911,159
Tisco Financial Group PCL NVDR	99,000	308,088

		2,577,381

United States—7.4%
American Tower Corp. REIT	4,575	1,093,700
Broadcom, Inc.	2,182	1,011,706
Equinix, Inc. REIT	1,468	997,638

	Shares	Value

United States—continued
Fabrinet(b)	10,321	$932,915
Lam Research Corp.	1,609	957,741
NVIDIA Corp.	2,956	1,578,297
Teradyne, Inc.	41,471	5,046,191

		11,618,188
TOTAL COMMON STOCK (Cost-$115,291,248)		145,347,908

PREFERRED STOCK—5.1%

Korea (Republic of)—5.1%
Samsung Electronics Co., Ltd. (Cost-$6,973,100)	123,815	7,986,300

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $3,475,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $3,544,536 including accrued interest (cost-$3,475,000)	$3,475	3,475,000

TOTAL INVESTMENTS (Cost-$125,739,348)—99.8%		156,809,208

Other assets and liabilities, net—0.2%		313,993

NET ASSETS—100.0%		$157,123,201

Notes to Schedule of Investments:

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $4,288,252 or 2.7% of net assets.

(b)	Non-income producing.

Glossary:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust

For information regarding the abbreviation, see the Key Investment Terms starting on page 7.

See Notes to Financial Statements

NFJ EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2021 (Unaudited)

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:

Semiconductors & Semiconductor Equipment	11.9%
Internet & Direct Marketing Retail	10.4
Interactive Media & Services	10.4
Banks	6.7
Electronic Equipment, Instruments & Components	6.3
Semiconductors	5.1
Capital Markets	3.7
Equity Real Estate Investment Trusts (REITs)	2.8
Chemicals	2.6
IT Services	2.4
Oil, Gas & Consumable Fuels	2.3
Food Products	2.1
Beverages	1.9
Food & Staples Retailing	1.8
Entertainment	1.8
Insurance	1.7
Metals & Mining	1.7
Textiles, Apparel & Luxury Goods	1.6
Specialty Retail	1.6
Technology Hardware, Storage & Peripherals	1.6
Pharmaceuticals	1.6
Gas Utilities	1.5
Real Estate Management & Development	1.3
Consumer Finance	1.2
Commercial Services & Supplies	1.2
Machinery	1.0
Multi-Line Retail	0.8
Communications Equipment	0.8
Household Durables	0.8
Marine	0.8
Healthcare Providers & Services	0.7
Healthcare Equipment & Supplies	0.6
Electrical Equipment	0.5
Professional Services	0.5
Road & Rail	0.5
Water Utilities	0.5
Diversified Financial Services	0.5
Software	0.5
Independent Power Producers & Energy Traders	0.4
Diversified Consumer Services	0.4
Construction Materials	0.3
Household Products	0.3
Building Products	0.3
Transportation Infrastructure	0.2
Repurchase Agreements	2.2

Other assets and liabilities, net	0.2

100.0%

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2021

	AllianzGI Convertible Fund	AllianzGI Core Plus Bond Fund	AllianzGI Emerging Markets Consumer Fund

Assets:
Investments, at value	$2,848,373,828	$61,079,373	$13,815,978
Repurchase agreements, at value	59,944,000	569,000	141,000
Cash	535	22,080	900
Foreign currency, at value	—	—	50,393
Receivable for investments sold	27,088,174	961,471	41,744
Dividends and interest receivable (net of foreign withholding taxes)	4,257,638	289,696	55,518
Deposits with brokers for derivatives collateral	—	239,227	—
Receivable from Investment Adviser	—	9,060	4,340
Receivable for TBA investments sold	—	892,914	—
Investments in Affiliated Funds – Trustees Deferred Compensation Plan (see Note 4)	215,239	1,628	8,987
Receivable for variation margin on futures contracts	—	731	—
Receivable for Fund shares sold	3,547,212	—	—
Tax reclaims receivable	—	—	11,479
Prepaid expenses and other assets	218,068	20,678	23,932

Total Assets	2,943,644,694	64,085,858	14,154,271

Liabilities:
Payable for TBA investments purchased	—	3,974,379	—
Payable for investments purchased	23,394,445	1,594,235	—
Payable for Fund shares redeemed	2,902,043	292,753	—
Swap premiums received	—	20,639	—
Payable for variation margin on centrally cleared swaps	—	6,085	—
Trustees Deferred Compensation Plan payable (see Note 4)	215,239	1,628	8,987
Servicing fees payable	121,143	—	20
Investment advisory fees payable	1,254,753	—	—
Distribution fees payable	105,625	—	—
Accrued expenses and other liabilities	796,611	77,524	64,614

Total Liabilities	28,789,859	5,967,243	73,621

Net Assets	$2,914,854,835	$58,118,615	$14,080,650

Net Assets Consist of:
Paid-in-capital	$2,124,083,897	$58,251,460	$5,394,219
Total distributable earnings (loss)	790,770,938	(132,845)	8,686,431

Net Assets	$2,914,854,835	$58,118,615	$14,080,650

Cost of Investments	$2,362,832,544	$60,966,264	$8,906,898
Cost of Repurchase Agreements	$59,944,000	$569,000	$141,000
Cost of Foreign Currency	$—	$—	$50,248
Net Assets:
Class A	$415,848,176	$—	$100,652
Class C	143,113,229	—	—
Class R	1,312,047	—	—
Class P	768,677,275	12,123	—
Institutional Class	1,562,620,410	38,550	13,979,998
Class R6	—	58,067,942	—
Administrative Class	23,283,698	—	—
Shares Issued and Outstanding:
Class A	9,335,702	—	5,682
Class C	3,161,177	—	—
Class R	28,107	—	—
Class P	17,849,150	801	—
Institutional Class	35,804,462	2,553	781,347
Class R6	—	3,842,584	—
Administrative Class	529,459	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$44.54	$—	$17.72
Class C	45.27	—	—
Class R	46.68	—	—
Class P	43.07	15.13	—
Institutional Class	43.64	15.10	17.89
Class R6	—	15.11	—
Administrative Class	43.98	—	—

*	Net asset value and redemption price per share may not recalculate exactly due to rounding.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2021

	AllianzGI Global Allocation Fund	AllianzGI Global Dynamic Allocation Fund	AllianzGI Global Sustainability Fund

Assets:
Investments, at value	$180,158,743	$43,325,104	$122,604,675
Investments in Affiliates, at value	89,888,472	—	—
Repurchase agreements, at value	10,406,000	5,251,000	—
Cash	4,251,447	4,062	—
Foreign currency, at value	21,140	415,761	4
Receivable for investments sold	1,903,870	276,791	5,562,451
Dividends and interest receivable (net of foreign withholding taxes)	495,764	152,645	83,156
Deposits with brokers for derivatives collateral	11,305,213	2,486,588	—
Receivable from Investment Adviser	3,431	26,677	—
Investments in Affiliated Funds – Trustees Deferred Compensation Plan (see Note 4)	80,641	43,215	5,660
Receivable for variation margin on futures contracts	17,730	3,904	—
Swap premiums paid	230,573	300	—
Receivable for Fund shares sold	14,024	27,400	27,134
Unrealized appreciation of OTC swaps	—	67,620	—
Tax reclaims receivable	6,109	78,612	83,421
Receivable for variation margin on centrally cleared swaps	17,331	—	—
Prepaid expenses and other assets	75,537	86,115	35,872

Total Assets	298,876,025	52,245,794	128,402,373

Liabilities:
Payable for investments purchased	6,812,204	315,608	—
Payable for Fund shares redeemed	389,357	596	9,797
Payable for variation margin on centrally cleared swaps	—	237	—
Trustees Deferred Compensation Plan payable (see Note 4)	80,641	43,215	5,660
Payable to custodian for cash overdraft	—	—	8,095,499
Servicing fees payable	11,248	540	872
Investment advisory fees payable	—	—	42,842
Distribution fees payable	2,476	947	—
Line of credit payable	—	—	1,329
Accrued expenses and other liabilities	124,905	143,179	125,439

Total Liabilities	7,420,831	504,322	8,281,438

Net Assets	$291,455,194	$51,741,472	$120,120,935

Net Assets Consist of:
Paid-in-capital	$257,698,970	$43,240,945	$73,946,963
Total distributable earnings (loss)	33,756,224	8,500,527	46,173,972

Net Assets	$291,455,194	$51,741,472	$120,120,935

Cost of Investments	$179,716,717	$37,865,214	$92,673,594
Cost of Investments in Affiliates	$71,556,737	$—	$—
Cost of Repurchase Agreements	$10,406,000	$5,251,000	$—
Cost of Foreign Currency	$21,490	$416,100	$4
Net Assets:
Class A	$50,181,422	$2,222,248	$4,376,381
Class C	2,889,439	569,273	—
Class R	24,836	28,123	—
Class P	5,733,049	219,517	5,669,867
Institutional Class	10,677,771	13,111,080	110,074,687
Class R6	221,918,569	35,562,051	—
Administrative Class	30,108	29,180	—
Shares Issued and Outstanding:
Class A	4,372,592	136,347	189,569
Class C	241,423	35,743	—
Class R	2,189	1,694	—
Class P	507,741	13,022	243,693
Institutional Class	937,268	788,095	4,632,622
Class R6	19,995,920	2,162,607	—
Administrative Class	2,540	1,799	—
Net Asset Value and Redemption Price Per Share:*
Class A	$11.48	$16.30	$23.09
Class C	11.97	15.93	—
Class R	11.35	16.60	—
Class P	11.29	16.86	23.27
Institutional Class	11.39	16.64	23.76
Class R6	11.10	16.44	—
Administrative Class	11.86	16.22	—

*	Net asset value and redemption price per share may not recalculate exactly due to rounding.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2021

	AllianzGI High Yield Bond Fund	AllianzGI International Small-Cap Fund	AllianzGI Preferred Securities and Income Fund

Assets:
Investments, at value	$61,146,939	$84,276,632	$20,867,359
Investments in Affiliates, at value	5,758,101	—	—
Repurchase agreements, at value	4,656,000	2,908,000	140,000
Cash	11,555	350	619,995
Foreign currency, at value	—	282,144	—
Receivable for investments sold	3,501,200	—	304,438
Dividends and interest receivable (net of foreign withholding taxes)	790,949	231,910	202,112
Receivable from Investment Adviser	—	—	6,108
Investments in Affiliated Funds – Trustees Deferred Compensation Plan (see Note 4)	57,257	32,453	365
Swap premiums paid	—	—	113,004
Receivable for Fund shares sold	1,078	16,323	—
Tax reclaims receivable	—	306,388	—
Receivable for variation margin on centrally cleared swaps	—	—	5,163
Prepaid expenses and other assets	66,705	68,045	19,949

Total Assets	75,989,784	88,122,245	22,278,493

Liabilities:
Payable for investments purchased	5,468,638	223,509	929,025
Payable for Fund shares redeemed	352,533	7,067	—
Trustees Deferred Compensation Plan payable (see Note 4)	57,257	32,453	365
Payable for variation margin on futures contracts	—	—	492
Servicing fees payable	5,024	1,178	—
Investment advisory fees payable	18,258	35,368	—
Distribution fees payable	1,825	487	—
Deposits received from brokers for derivatives collateral	—	—	88,910
Accrued expenses and other liabilities	122,642	126,298	54,168

Total Liabilities	6,026,177	426,360	1,072,960

Net Assets	$69,963,607	$87,695,885	$21,205,533

Net Assets Consist of:
Paid-in-capital	$109,894,284	$60,167,493	$19,698,408
Total distributable earnings (loss)	(39,930,677)	27,528,392	1,507,125

Net Assets	$69,963,607	$87,695,885	$21,205,533

Cost of Investments	$64,865,270	$61,845,969	$19,822,491
Cost of Investments in Affiliates	$5,645,148	$—	$—
Cost of Repurchase Agreements	$4,656,000	$2,908,000	$140,000
Cost of Foreign Currency	$—	$283,237	$—
Net Assets:
Class A	$20,650,465	$4,104,557	$—
Class C	2,712,293	423,210	—
Class R	221,789	855,419	—
Class P	3,749,196	12,195,309	12,267
Institutional Class	42,601,390	36,610,329	6,748,334
Class R6	—	33,507,061	14,444,932
Administrative Class	28,474	—	—
Shares Issued and Outstanding:
Class A	2,341,665	99,351	—
Class C	308,157	10,659	—
Class R	26,488	22,240	—
Class P	446,284	296,344	782
Institutional Class	5,050,908	859,699	430,426
Class R6	—	793,925	921,396
Administrative Class	3,385	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$8.82	$41.31	$—
Class C	8.80	39.70	—
Class R	8.37	38.46	—
Class P	8.40	41.15	15.68
Institutional Class	8.43	42.59	15.68
Class R6	—	42.20	15.68
Administrative Class	8.41	—	—

*	Net asset value and redemption price per share may not recalculate exactly due to rounding.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2021

	AllianzGI Short Duration High Income Fund	AllianzGI Water Fund	NFJ Emerging Markets Value Fund

Assets:
Investments, at value	$707,132,510	$855,841,949	$153,334,208
Repurchase agreements, at value	52,411,000	6,342,000	3,475,000
Cash	81,398	54,013	402
Foreign currency, at value	—	3,872,313	1,485,761
Dividends and interest receivable (net of foreign withholding taxes)	12,574,872	825,354	405,008
Receivable for investments sold	5,245,223	—	938,651
Receivable for Fund shares sold	393,467	1,639,211	126,796
Tax reclaims receivable	—	1,076,978	7,079
Investments in Affiliated Funds – Trustees Deferred Compensation Plan (see Note 4)	257,519	124,461	19,083
Receivable for principal paydowns	305,035	—	—
Prepaid expenses and other assets	69,225	75,333	48,625

Total Assets	778,470,249	869,851,612	159,840,613

Liabilities:
Payable for investments purchased	6,200,000	—	2,306,832
Payable for Fund shares redeemed	1,019,200	597,648	106,677
Investment advisory fees payable	229,633	491,504	57,353
Distribution fees payable	18,622	41,499	683
Servicing fees payable	50,154	65,069	3,870
Trustees Deferred Compensation Plan payable (see Note 4)	257,519	124,461	19,083
Accrued expenses and other liabilities	643,722	512,529	222,914

Total Liabilities	8,418,850	1,832,710	2,717,412

Net Assets	$770,051,399	$868,018,902	$157,123,201

Net Assets Consist of:
Paid-in-capital	$918,668,305	$550,593,365	$139,226,354
Total distributable earnings (loss)	(148,616,906)	317,425,537	17,896,847

Net Assets	$770,051,399	$868,018,902	$157,123,201

Cost of Investments	$710,860,897	$585,018,406	$122,264,348
Cost of Repurchase Agreements	$52,411,000	$6,342,000	$3,475,000
Cost of Foreign Currency	$—	$3,927,615	$1,492,612
Net Assets:
Class A	$151,426,519	$244,701,038	$16,909,735
Class C	87,131,961	66,394,207	1,053,811
Class P	245,404,641	290,370,149	10,576,681
Institutional Class	265,603,869	266,553,508	128,582,974
Class R6	20,484,409	—	—
Shares Issued and Outstanding:
Class A	10,262,500	11,876,576	817,030
Class C	5,888,763	3,403,040	50,817
Class P	16,714,953	14,063,608	514,879
Institutional Class	18,143,139	13,182,637	6,254,631
Class R6	1,398,113	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$14.76	$20.60	$20.70
Class C	14.80	19.51	20.74
Class P	14.68	20.65	20.54
Institutional Class	14.64	20.22	20.56
Class R6	14.65	—	—

*	Net asset value and redemption price per share may not recalculate exactly due to rounding.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF OPERATIONS (Unaudited)

PERIOD ENDED MARCH 31, 2021

	AllianzGI Convertible Fund	AllianzGI Core Plus Bond Fund	AllianzGI Emerging Markets Consumer Fund

Investment Income:
Interest	$8,143,995	$635,047	$—
Dividends, net of foreign withholding taxes*	8,345,619	14,002	113,711
Miscellaneous	15	—	2

Total Investment Income	16,489,629	649,049	113,713

Expenses:
Investment advisory	7,466,147	79,876	87,963
Administration	443,515	8,425	2,564
Distribution – Class C	519,740	—	—
Distribution – Class R	1,013	—	—
Servicing – Class A	449,074	—	94
Servicing – Class C	173,247	—	—
Servicing – Class R	1,013	—	—
Administrative servicing – Class P	89,210	—	—
Distribution and/or servicing – Administrative Class	27,477	—	—
Sub-transfer agent – Class A	69,299	—	32
Sub-transfer agent – Class C	39,708	—	—
Sub-transfer agent – Class R	137	—	—
Sub-transfer agent – Class P	64,454	—	—
Sub-transfer agent – Institutional Class	259,850	—	5,627
Sub-transfer agent – Administrative Class	131	—	—
Transfer agent	240,633	5,827	2,642
Custodian and accounting agent	131,330	36,910	52,245
Registration	97,930	23,226	17,303
Trustees	68,491	1,888	1,205
Shareholder communications	64,466	6,805	6,184
Legal	41,728	8,990	4,670
Audit and tax services	34,090	23,656	19,098
Recoupment	33,531	—	—
Insurance	23,357	3,713	3,268
Line of credit commitment	20,073	663	423
Miscellaneous	26,583	2,026	1,646

Total Expenses	10,386,227	202,005	204,964
Less: Fee Waiver/Reimbursement from Investment Adviser	(302,268)	(134,655)	(95,695)

Net Expenses	10,083,959	67,350	109,269

Net Investment Income	6,405,670	581,699	4,444

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	328,939,361	328,084	9,071,458
Futures contracts	—	(235,342)	—
Swaps	—	(155,553)	—
Foreign currency transactions	—	—	7,759
Net change in unrealized appreciation/depreciation of:
Investments	135,169,845	(864,677)	(5,651,776)
Futures contracts	—	117,658	—
Swaps	—	312,029	—
Foreign currency transactions	—	—	(5,107)

Net realized and change in unrealized gain (loss)	464,109,206	(497,801)	3,422,334

Net Increase in Net Assets Resulting from Investment Operations	$470,514,876	$83,898	$3,426,778

*Foreignwithholding taxes	$—	$—	$21,311

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

PERIOD ENDED MARCH 31, 2021

	AllianzGI Global Allocation Fund	AllianzGI Global Dynamic Allocation Fund	AllianzGI Global Sustainability Fund

Investment Income:
Interest	$823,069	$190,009	$—
Dividends, net of foreign withholding taxes*	436,911	202,397	1,093,083
Dividends from investments in Affiliates	2,391,294	120,690	—
Miscellaneous	889	30	—

Total Investment Income	3,652,163	513,126	1,093,083

Expenses:
Investment advisory	998,673	170,593	697,099
Administration	43,911	7,526	25,519
Distribution – Class C	13,308	2,097	—
Distribution – Class R	30	36	—
Servicing – Class A	61,196	2,110	3,842
Servicing – Class C	4,436	699	—
Servicing – Class R	30	36	—
Administrative servicing – Class P	1,371	22	5,583
Distribution and/or servicing – Administrative Class	37	34	—
Sub-transfer agent – Class A	13,505	474	761
Sub-transfer agent – Class C	1,063	171	—
Sub-transfer agent – Class R	—	59	—
Sub-transfer agent – Class P	856	7	3,806
Sub-transfer agent – Institutional Class	853	4,398	3,799
Transfer agent	45,367	9,085	15,671
Custodian and accounting agent	35,618	163,857	98,771
Registration	48,494	47,211	23,831
Trustees	10,024	1,592	5,834
Shareholder communications	11,662	8,115	8,618
Legal	18,156	14,815	7,287
Audit and tax services	15,252	21,695	17,825
Insurance	7,285	4,680	5,319
Line of credit commitment	3,297	816	1,852
Interest expense	—	—	1,329
Miscellaneous	5,646	4,422	3,229

Total Expenses	1,340,070	464,550	929,975
Less: Fee Waiver/Reimbursement from Investment Adviser	(820,992)	(308,426)	(306,090)

Net Expenses	519,078	156,124	623,885

Net Investment Income	3,133,085	357,002	469,198

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,898,867	1,678,108	16,442,756
Investments in Affiliates	2,430,913	(2,547,305)	—
Futures contracts	6,736,340	2,505,047	—
Swaps	(21,150)	158,386	—
Forward foreign currency contracts	—	—	1,243
Foreign currency transactions	(19,339)	28,286	(23,924)
Net capital gain distributions received from underlying Affiliated funds	4,054,984	4,136,542	—
Net change in unrealized appreciation/depreciation of:
Investments	(1,228,997)	2,402,265	4,356,959
Investments in Affiliates	7,111,868	(1,351,046)	—
Futures contracts	1,055,157	213,147	—
Swaps	6,192	56,882	—
Foreign currency transactions	(33,891)	(30,894)	(2,160)

Net realized and change in unrealized gain	22,990,944	7,249,418	20,774,874

Net Increase in Net Assets Resulting from Investment Operations	$26,124,029	$7,606,420	$21,244,072

*Foreignwithholding taxes	$12,574	$11,189	$55,318

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

PERIOD ENDED MARCH 31, 2021

	AllianzGI High Yield Bond Fund	AllianzGI International Small-Cap Fund	AllianzGI Preferred Securities and Income Fund

Investment Income:
Interest	$2,374,237	$—	$408,100
Dividends, net of foreign withholding taxes*	64,575	438,191	181,905
Miscellaneous	30	—	—

Total Investment Income	2,438,842	438,191	590,005

Expenses:
Investment advisory	192,815	419,019	51,497
Administration	10,684	13,022	3,175
Distribution – Class C	13,580	2,706	—
Distribution – Class R	393	1,185	—
Servicing – Class A	25,762	4,939	—
Servicing – Class C	4,527	902	—
Servicing – Class R	393	1,185	—
Administrative servicing – Class P	1,962	3,505	—
Distribution and/or servicing – Administrative Class	34	—	—
Sub-transfer agent – Class A	11,712	1,319	—
Sub-transfer agent – Class C	1,149	230	—
Sub-transfer agent – Class R	154	1,003	—
Sub-transfer agent – Class P	838	1,136	—
Sub-transfer agent – Institutional Class	22,209	13,599	2,000
Sub-transfer agent – Administrative Class	4	—	—
Transfer agent	13,374	11,970	3,037
Custodian and accounting agent	31,873	82,082	23,358
Registration	43,528	43,091	23,947
Trustees	2,978	2,723	920
Shareholder communications	9,304	10,054	6,639
Legal	10,203	7,886	4,962
Audit and tax services	25,232	19,782	22,735
Insurance	4,551	4,026	3,130
Line of credit commitment	1,119	927	291
Miscellaneous	4,315	2,966	1,883

Total Expenses	432,693	649,257	147,574
Less: Fee Waiver/Reimbursement from Investment Adviser	(18,159)	(205,047)	(88,253)

Net Expenses	414,534	444,210	59,321

Net Investment Income (Loss)	2,024,308	(6,019)	530,684

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(309,385)	6,417,325	637,961
Futures contracts	—	—	(3,153)
Swaps	—	—	(151,511)
Forward foreign currency contracts	—	854	—
Foreign currency transactions	—	13,504	—
Net change in unrealized appreciation/depreciation of:
Investments	3,285,205	9,764,286	1,018,828
Investments in Affiliates	1,358,337	—	—
Futures contracts	—	—	(4,683)
Swaps	—	—	132,791
Forward foreign currency contracts	—	(283)	—
Foreign currency transactions	—	(18,567)	—

Net realized and change in unrealized gain	4,334,157	16,177,119	1,630,233

Net Increase in Net Assets Resulting from Investment Operations	$6,358,465	$16,171,100	$2,160,917

*Foreignwithholding taxes	$—	$46,215	$—

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

PERIOD ENDED MARCH 31, 2021

	AllianzGI Short Duration High Income Fund	AllianzGI Water Fund	NFJ Emerging Markets Value Fund

Investment Income:
Interest	$20,627,494	$1,490	$—
Dividends, net of foreign withholding taxes*	—	3,741,247	804,451
Miscellaneous	220,294	—	—

Total Investment Income	20,847,788	3,742,737	804,451

Expenses:
Investment advisory	1,889,747	3,781,619	660,154
Administration	114,353	125,464	24,419
Distribution – Class C	113,013	239,328	4,083
Servicing – Class A	177,109	282,318	20,774
Servicing – Class C	113,013	79,776	1,361
Administrative servicing – Class P	85,995	80,346	2,753
Sub-transfer agent – Class A	40,180	69,504	11,064
Sub-transfer agent – Class C	31,425	24,487	533
Sub-transfer agent – Class P	34,158	34,546	1,005
Sub-transfer agent – Institutional Class	126,305	70,731	57,894
Custodian and accounting agent	90,538	149,908	129,052
Audit and tax services	20,656	22,783	24,386
Shareholder communications	37,864	45,195	13,157
Legal	31,238	23,822	6,698
Transfer agent	90,407	85,834	15,894
Trustees	28,478	23,719	4,790
Registration	53,647	41,956	31,450
Insurance	15,986	12,149	4,626
Line of credit commitment	11,118	7,920	1,524
Miscellaneous	14,233	14,735	3,754

Total Expenses	3,119,463	5,216,140	1,019,371
Less: Fee Waiver/Reimbursement from Investment Adviser	(275,242)	(827,321)	(295,373)

Net Expenses	2,844,221	4,388,819	723,998

Net Investment Income (Loss)	18,003,567	(646,082)	80,453

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,977,491)	53,687,102	12,135,152
Forward foreign currency contracts	—	91	—
Foreign currency transactions	—	(54,918)	45,110
Net change in unrealized appreciation/depreciation of:
Investments	56,179,827	80,978,007	8,684,343
Foreign currency transactions	—	(15,147)	(47,182)

Net realized and change in unrealized gain	52,202,336	134,595,135	20,817,423

Net Increase in Net Assets Resulting from Investment Operations	$70,205,903	$133,949,053	$20,897,876

*Foreignwithholding taxes	$—	$70,777	$122,447

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AllianzGI Convertible Fund		AllianzGI Core Plus Bond Fund
	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020

Increase (Decrease) in Net Assets from:
Investment Operations:
Net investment income	$6,405,670	$11,291,458	$581,699	$1,464,329
Net realized gain (loss)	328,939,361	138,326,201	(62,811)	3,867,831
Net change in unrealized appreciation/depreciation	135,169,845	296,228,404	(434,990)	(257,691)

Net increase in net assets resulting from investment operations	470,514,876	445,846,063	83,898	5,074,469

Distributions to Shareholders from:
Distributable earnings:
Class A	(21,674,838)	(3,905,437)	—	—
Class C	(8,086,507)	(2,225,302)	—	—
Class R	(22,721)	(6,817)	—	—
Class P	(45,676,025)	(11,071,629)	(1,026)	(693)
Institutional Class	(90,363,251)	(23,303,995)	(3,330)	(875)
Class R6	—	—	(4,475,312)	(3,642,611)
Administrative Class	(1,398,098)	(55,241)	—	—

Total distributions to shareholders	(167,221,440)	(40,568,421)	(4,479,668)	(3,644,179)

Fund Share Transactions:
Net proceeds from the sale of shares	982,760,608	1,363,503,942	11,160,185	2,198,533
Issued in reinvestment of distributions	156,206,706	38,820,500	4,479,668	3,644,179
Cost of shares redeemed	(501,926,983)	(489,553,720)	(3,559,428)	(16,280,298)
Net increase (decrease) from Fund share transactions	637,040,331	912,770,722	12,080,425	(10,437,586)

Total increase (decrease) in net assets	940,333,767	1,318,048,364	7,684,655	(9,007,296)

Net Assets:
Beginning of period	1,974,521,068	656,472,704	50,433,960	59,441,256

End of period	$2,914,854,835	$1,974,521,068	$58,118,615	$50,433,960

—	May reflect actual amounts rounding to less than $1.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	AllianzGI Emerging Markets Consumer Fund		AllianzGI Global Allocation Fund		AllianzGI Global Dynamic Allocation Fund
	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020

Increase (Decrease) in Net Assets from:
Investment Operations:
Net investment income	$4,444	$412,932	$3,133,085	$4,326,448	$357,002	$1,691,180
Net realized gain (loss)	9,079,217	(871,918)	16,080,615	21,915,196	5,959,064	9,397,445
Net change in unrealized appreciation/depreciation	(5,656,883)	5,540,663	6,910,329	3,683,605	1,290,354	34,749

Net increase in net assets resulting from investment operations	3,426,778	5,081,677	26,124,029	29,925,249	7,606,420	11,123,374

Distributions to Shareholders from:
Distributable earnings:
Class A	(2,757)	(457)	(2,933,161)	(4,287,547)	(409,579)	(178,699)
Class C	—	—	(167,581)	(444,086)	(142,910)	(63,940)
Class R	—	—	(1,411)	(1,863)	(6,265)	(10,836)
Class P	—	—	(369,398)	(674,026)	(19,138)	(4,691)
Institutional Class	(524,580)	(437,367)	(670,377)	(587,050)	(3,318,823)	(1,011,445)
Class R6	—	—	(14,768,303)	(24,243,636)	(8,451,342)	(11,995,496)
Administrative Class	—	—	(1,720)	(2,124)	(7,071)	(2,455)

Total distributions to shareholders	(527,337)	(437,824)	(18,911,951)	(30,240,332)	(12,355,128)	(13,267,562)

Fund Share Transactions:
Net proceeds from the sale of shares	719,219	671,459	53,165,370	48,158,876	2,647,145	14,013,349
Issued in reinvestment of distributions	424,720	388,159	18,210,290	29,041,225	12,354,562	13,265,491
Cost of shares redeemed	(25,473,322)	(9,440,526)	(43,967,900)	(137,213,249)	(3,945,470)	(130,315,476)
Net increase (decrease) from Fund share transactions	(24,329,383)	(8,380,908)	27,407,760	(60,013,148)	11,056,237	(103,036,636)

Total increase (decrease) in net assets	(21,429,942)	(3,737,055)	34,619,838	(60,328,231)	6,307,529	(105,180,824)

Net Assets:
Beginning of period	35,510,592	39,247,647	256,835,356	317,163,587	45,433,943	150,614,767

End of period	$14,080,650	$35,510,592	$291,455,194	$256,835,356	$51,741,472	$45,433,943

—	May reflect actual amounts rounding to less than $1.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	AllianzGI Global Sustainability Fund		AllianzGI High Yield Bond Fund
	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020

Increase (Decrease) in Net Assets from:
Investment Operations:
Net investment income	$469,198	$1,277,532	$2,024,308	$5,555,078
Net realized gain (loss)	16,420,075	3,487,244	(309,385)	(3,055,416)
Net change in unrealized appreciation/depreciation	4,354,799	22,095,428	4,643,542	(3,143,331)

Net increase (decrease) in net assets resulting from investment operations	21,244,072	26,860,204	6,358,465	(643,669)

Distributions to Shareholders from:
Distributable earnings:
Class A	(79,749)	(26,611)	(522,490)	(1,141,126)
Class C	—	—	(80,214)	(177,624)
Class R	—	—	(7,111)	(32,602)
Class P	(1,011,734)	(490,968)	(221,382)	(603,251)
Institutional Class	(4,099,968)	(2,565,366)	(1,354,437)	(4,000,073)
Administrative Class	—	—	(761)	(1,419)

Total distributions to shareholders	(5,191,451)	(3,082,945)	(2,186,395)	(5,956,095)

Fund Share Transactions:
Net proceeds from the sale of shares	16,820,105	171,221,042	8,438,127	33,347,960
Issued in reinvestment of distributions	5,172,589	3,082,945	2,136,400	5,804,047
Cost of shares redeemed	(80,719,100)	(60,384,083)	(31,481,104)	(67,842,459)
Net increase (decrease) from Fund share transactions	(58,726,406)	113,919,904	(20,906,577)	(28,690,452)

Total increase (decrease) in net assets	(42,673,785)	137,697,163	(16,734,507)	(35,290,216)

Net Assets:
Beginning of period	162,794,720	25,097,557	86,698,114	121,988,330

End of period	$120,120,935	$162,794,720	$69,963,607	$86,698,114

—	May reflect actual amounts rounding to less than $1.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	AllianzGI International Small-Cap Fund		AllianzGI Preferred Securities and Income Fund		AllianzGI Short Duration High Income Fund
	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020

Increase (Decrease) in Net Assets from:
Investment Operations:
Net investment income (loss)	$(6,019)	$569,686	$530,684	$953,565	$18,003,567	$48,272,816
Net realized gain (loss)	6,431,683	2,252,882	483,297	349,007	(3,977,491)	(45,704,174)
Net change in unrealized appreciation/depreciation	9,745,436	3,856,639	1,146,936	(689,519)	56,179,827	(42,227,195)

Net increase (decrease) in net assets resulting from investment operations	16,171,100	6,679,207	2,160,917	613,053	70,205,903	(39,658,553)

Distributions to Shareholders from:
Distributable earnings:
Class A	(43,132)	(67,731)	—	—	(4,968,390)	(6,316,827)
Class C	(5,364)	(1,250)	—	—	(2,705,551)	(4,670,485)
Class R	(12,095)	(19,726)	—	—	—	—
Class P	(127,709)	(223,775)	(327)	(777)	(8,495,254)	(24,930,340)
Institutional Class	(499,254)	(628,894)	(195,239)	(289,815)	(10,170,839)	(17,988,728)
Class R6	(430,983)	(690,384)	(437,820)	(1,120,300)	(1,054,436)	(2,118,099)

Total distributions to shareholders	(1,118,537)	(1,631,760)	(633,386)	(1,410,892)	(27,394,470)	(56,024,479)

Fund Share Transactions:
Net proceeds from the sale of shares	7,875,895	15,589,889	1,758,998	18,685,457	114,734,385	1,336,812,641
Issued in reinvestment of distributions	1,085,310	1,567,744	632,347	1,409,958	24,493,089	50,999,324
Cost of shares redeemed	(14,089,720)	(40,113,713)	(8,225,394)	(11,477,144)	(223,761,694)	(1,662,542,975)
Net increase (decrease) from Fund share transactions	(5,128,515)	(22,956,080)	(5,834,049)	8,618,271	(84,534,220)	(274,731,010)

Total increase (decrease) in net assets	9,924,048	(17,908,633)	(4,306,518)	7,820,432	(41,722,787)	(370,414,042)

Net Assets:
Beginning of period	77,771,837	95,680,470	25,512,051	17,691,619	811,774,186	1,182,188,228

End of period	$87,695,885	$77,771,837	$21,205,533	$25,512,051	$770,051,399	$811,774,186

—	May reflect actual amounts rounding to less than $1.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	AllianzGI Water Fund		NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020

Increase (Decrease) in Net Assets from:
Investment Operations:
Net investment income (loss)	$(646,082)	$3,027,081	$80,453	$1,320,947
Net realized gain	53,632,275	7,362,506	12,180,262	1,186,542
Net change in unrealized appreciation/depreciation	80,962,860	58,380,541	8,637,161	18,436,621

Net increase in net assets resulting from investment operations	133,949,053	68,770,128	20,897,876	20,944,110

Distributions to Shareholders from:
Distributable earnings:
Class A	(3,621,610)	(5,630,824)	(117,556)	(165,073)
Class C	(945,170)	(1,775,781)	(430)	(5,560)
Class P	(4,914,805)	(6,754,853)	(112,355)	(65,991)
Institutional Class	(4,511,413)	(5,443,459)	(1,355,386)	(1,388,389)

Total distributions to shareholders	(13,992,998)	(19,604,917)	(1,585,727)	(1,625,013)

Fund Share Transactions:
Net proceeds from the sale of shares	121,933,808	203,646,972	16,004,647	47,750,342
Issued in reinvestment of distributions	11,578,032	15,915,920	1,584,823	1,622,648
Cost of shares redeemed	(88,975,680)	(175,760,469)	(18,710,674)	(37,893,396)
Net increase (decrease) from Fund share transactions	44,536,160	43,802,423	(1,121,204)	11,479,594

Total increase in net assets	164,492,215	92,967,634	18,190,945	30,798,691

Net Assets:
Beginning of period	703,526,687	610,559,053	138,932,256	108,133,565

End of period	$868,018,902	$703,526,687	$157,123,201	$138,932,256

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
AllianzGI Convertible Fund:
Class A
3/31/2021†	$38.77	$0.07	$8.52	$8.59	$(0.15)	$(2.67)	$(2.82)	$44.54	22.30%	$415,848	0.94	%(c)(e)	0.96	%(c)	0.32	%(c)	66%
9/30/2020	29.25	0.27	10.59	10.86	(0.43)	(0.91)	(1.34)	38.77	38.44	254,762	0.96		0.98		0.83		145
9/30/2019	32.78	0.29	0.63	0.92	(0.90)	(3.55)	(4.45)	29.25	5.29	69,611	1.02		1.02		0.99		143
9/30/2018	34.27	0.32	4.58	4.90	(1.30)	(5.09)	(6.39)	32.78	16.83	61,385	0.96		0.96		1.02		133
9/30/2017	31.02	0.38	3.64	4.02	(0.77)	—	(0.77)	34.27	13.14	76,586	1.02		1.02		1.19		124	(d)
9/30/2016	32.13	0.64	1.29	1.93	(0.53)	(2.51)	(3.04)	31.02	6.42	259,711	0.99		0.99		2.12		101

Class C
3/31/2021†	$39.39	$(0.10)	$8.65	$8.55	$—	$(2.67)	$(2.67)	$45.27	21.81%	$143,113	1.72	%(c)(e)	1.73	%(c)	(0.46	)%(c)	66%
9/30/2020	29.61	0.02	10.77	10.79	(0.10)	(0.91)	(1.01)	39.39	37.40	112,523	1.73		1.74		0.06		145
9/30/2019	32.95	0.08	0.67	0.75	(0.54)	(3.55)	(4.09)	29.61	4.53	60,434	1.75		1.75		0.26		143
9/30/2018	34.36	0.08	4.59	4.67	(0.99)	(5.09)	(6.08)	32.95	15.90	53,461	1.73		1.73		0.24		133
9/30/2017	31.19	0.17	3.65	3.82	(0.65)	—	(0.65)	34.36	12.41	48,905	1.69		1.69		0.51		124	(d)
9/30/2016	32.20	0.42	1.30	1.72	(0.22)	(2.51)	(2.73)	31.19	5.65	67,423	1.71		1.71		1.40		101

Class R
3/31/2021†	$40.45	$0.01	$8.91	$8.92	$(0.02)	$(2.67)	$(2.69)	$46.68	22.13%	$1,312	1.16	%(c)(e)	1.22	%(c)	0.04	%(c)	66%
9/30/2020	30.43	0.21	11.04	11.25	(0.32)	(0.91)	(1.23)	40.45	38.14	298	1.15		1.15		0.63		145
9/30/2019	33.92	0.26	0.66	0.92	(0.86)	(3.55)	(4.41)	30.43	5.12	166	1.17		1.17		0.87		143
9/30/2018	34.19	0.27	4.70	4.97	(0.15)	(5.09)	(5.24)	33.92	16.59	98	1.17		1.17		0.81		133
9/30/2017	30.97	0.26	3.64	3.90	(0.68)	—	(0.68)	34.19	12.79	114	1.42		1.42		0.82		124	(d)
9/30/2016	32.08	0.52	1.27	1.79	(0.39)	(2.51)	(2.90)	30.97	5.95	1,145	1.43		1.43		1.73		101

Class P
3/31/2021†	$37.57	$0.12	$8.27	$8.39	$(0.22)	$(2.67)	$(2.89)	$43.07	22.46%	$768,677	0.68	%(c)(e)	0.70	%(c)	0.58	%(c)	66%
9/30/2020	28.45	0.34	10.27	10.61	(0.58)	(0.91)	(1.49)	37.57	38.78	547,783	0.71		0.71		1.08		145
9/30/2019	32.12	0.35	0.60	0.95	(1.07)	(3.55)	(4.62)	28.45	5.59	155,601	0.75		0.75		1.26		143
9/30/2018	33.95	0.38	4.50	4.88	(1.62)	(5.09)	(6.71)	32.12	17.08	102,412	0.74		0.74		1.24		133
9/30/2017	30.84	0.48	3.61	4.09	(0.98)	—	(0.98)	33.95	13.52	80,392	0.72		0.72		1.49		124	(d)
9/30/2016	32.07	0.72	1.27	1.99	(0.71)	(2.51)	(3.22)	30.84	6.67	88,900	0.73		0.73		2.38		101

Institutional Class
3/31/2021†	$38.04	$0.13	$8.35	$8.48	$(0.21)	$(2.67)	$(2.88)	$43.64	22.43%	$1,562,621	0.68	%(c)(e)	0.70	%(c)	0.58	%(c)	66%
9/30/2020	28.76	0.34	10.40	10.74	(0.55)	(0.91)	(1.46)	38.04	38.80	1,045,769	0.71		0.71		1.07		145
9/30/2019	32.41	0.37	0.61	0.98	(1.08)	(3.55)	(4.63)	28.76	5.62	370,111	0.72		0.72		1.29		143
9/30/2018	33.89	0.40	4.52	4.92	(1.31)	(5.09)	(6.40)	32.41	17.10	332,874	0.71		0.71		1.27		133
9/30/2017	30.76	0.49	3.61	4.10	(0.97)	—	(0.97)	33.89	13.58	322,732	0.68		0.68		1.54		124	(d)
9/30/2016	32.02	0.74	1.26	2.00	(0.75)	(2.51)	(3.26)	30.76	6.73	1,089,974	0.67		0.67		2.47		101

Administrative Class
3/31/2021†	$38.36	$0.08	$8.44	$8.52	$(0.23)	$(2.67)	$(2.90)	$43.98	22.31%	$23,284	0.89	%(c)(e)	0.91	%(c)	0.39	%(c)	66%
9/30/2020	28.95	0.35	10.42	10.77	(0.45)	(0.91)	(1.36)	38.36	38.50	13,386	0.93		0.93		0.99		145
9/30/2019	32.46	0.30	0.61	0.91	(0.87)	(3.55)	(4.42)	28.95	5.29	550	0.97		0.97		1.03		143
9/30/2018	34.08	0.33	4.54	4.87	(1.40)	(5.09)	(6.49)	32.46	16.88	997	0.93		0.93		1.05		133
9/30/2017	30.96	0.42	3.62	4.04	(0.92)	—	(0.92)	34.08	13.30	1,240	0.89		0.89		1.32		124	(d)
9/30/2016	32.14	0.66	1.29	1.95	(0.62)	(2.51)	(3.13)	30.96	6.52	1,428	0.90		0.90		2.20		101

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind fund share transactions.
(e)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period		Total Return(b)		Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
AllianzGI Core Plus Bond Fund:
Class P
3/31/2021†	$16.41	$0.17	$(0.07)	$0.10	$(0.30)	$(1.08)	$(1.38)	$15.13		0.41%		$12	0.35	%(c)(f)	0.73	%(c)	2.09	%(c)	180%
9/30/2020	16.00	0.39	1.00	1.39	(0.41)	(0.57)	(0.98)	16.41		9.18		12	0.35		0.73		2.46		552
9/30/2019	14.92	0.46	1.06	1.52	(0.44)	—	(0.44)	16.00		10.39		11	0.35		0.93		3.01		864
5/30/2018* – 9/30/2018	15.00	0.14	(0.11)	0.03	(0.11)	—	(0.11)	14.92		0.18		10	0.35	(c)(d)	1.19	(c)(d)	2.81	(c)(d)	302

Institutional Class
3/31/2021†	$16.41	$0.17	$(0.08)	$0.09	$(0.32)	$(1.08)	$(1.40)	$15.10		0.39%		$39	0.30	%(c)(f)	0.76	%(c)	2.14	%(c)	180%
9/30/2020	16.00	0.40	1.00	1.40	(0.42)	(0.57)	(0.99)	16.41		9.25		39	0.30		0.74		2.49		552
9/30/2019	14.92	0.47	1.06	1.53	(0.45)	—	(0.45)	16.00		10.47		11	0.30		21.03		3.06		864
5/30/2018* – 9/30/2018	15.00	0.14	(0.11)	0.03	(0.11)	—	(0.11)	14.92		0.20		10	0.30	(c)(d)	1.19	(c)(d)	2.86	(c)(d)	302

Class R6
3/31/2021†	$16.41	$0.17	$(0.08)	$0.09	$(0.31)	$(1.08)	$(1.39)	$15.11		0.40%		$58,068	0.25	%(c)(f)	0.76	%(c)	2.18	%(c)	180%
9/30/2020	16.00	0.41	1.00	1.41	(0.43)	(0.57)	(1.00)	16.41		9.28		50,383	0.25		0.76		2.56		552
9/30/2019	14.92	0.48	1.07	1.55	(0.47)	—	(0.47)	16.00		10.56		59,419	0.25		0.94		3.11		864
5/30/2018* – 9/30/2018	15.00	0.15	(0.12)	0.03	(0.11)	—	(0.11)	14.92		0.22		40,075	0.25	(c)(d)	1.19	(c)(d)	2.91	(c)(d)	302
AllianzGI Emerging Markets Consumer Fund:

Class A
3/31/2021†	$15.88	$(0.02)	$2.55	$2.53	$(0.69)	$—	$(0.69)	$17.72	(e)	16.20	%(e)	$101	1.40	%(c)(f)	2.37	%(c)	(0.19	)%(c)	28%
9/30/2020	13.51	0.12	2.35	2.47	(0.10)	—	(0.10)	15.88		18.34		63	1.40		1.81		0.86		57
9/30/2019	13.88	0.12	(0.45)	(0.33)	(0.04)	—	(0.04)	13.51		(2.34)		62	1.52		1.75		0.90		82
9/30/2018	15.76	0.11	(1.11)	(1.00)	(0.26)	(0.62)	(0.88)	13.88		(7.04)		69	1.55		1.78		0.68		115
9/30/2017	13.60	0.21	2.07	2.28	(0.12)	—	(0.12)	15.76		16.97		155	1.55		16.84		1.47		122
9/30/2016	12.24	0.11	1.31	1.42	(0.06)	—	(0.06)	13.60		11.67		48	1.58		38.88		0.90		91

Institutional Class
3/31/2021†	$15.89	$—	$2.56	$2.56	$(0.56)	$—	$(0.56)	$17.89	(e)	16.32	%(e)	$13,980	1.05	%(c)(f)	1.98	%(c)	0.04	%(c)	28%
9/30/2020	13.51	0.16	2.37	2.53	(0.15)	—	(0.15)	15.89		18.84		35,448	1.05		1.51		1.12		57
9/30/2019	14.05	0.17	(0.48)	(0.31)	(0.23)	—	(0.23)	13.51		(2.05)		39,186	1.16		1.43		1.30		82
9/30/2018	15.86	0.21	(1.17)	(0.96)	(0.23)	(0.62)	(0.85)	14.05		(6.69)		43,333	1.20		1.37		1.36		115
9/30/2017	13.68	0.22	2.11	2.33	(0.15)	—	(0.15)	15.86		17.37		43,487	1.20		1.64		1.55		122
9/30/2016	12.28	0.19	1.28	1.47	(0.07)	—	(0.07)	13.68		12.06		44,630	1.22		2.04		1.49		91

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Certain expenses incurred by the Fund were not annualized.
(e)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(f)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period		Total Return(b)		Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement(c)		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement(c)		Ratio of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate
AllianzGI Global Allocation Fund:
Class A
3/31/2021†	$11.11	$0.11	$0.96	$1.07	$(0.17)	$(0.53)	$(0.70)	$11.48		9.79%		$50,181	0.60	%(d)(f)	1.18	%(d)	1.96	%(d)	111%
9/30/2020	11.05	0.13	0.94	1.07	(0.12)	(0.89)	(1.01)	11.11		10.21		46,506	0.52		1.14		1.18		141
9/30/2019	11.47	0.21	0.06	0.27	(0.25)	(0.44)	(0.69)	11.05	(e)	3.05	(e)	49,259	0.61		1.14		1.95		29
9/30/2018	12.34	0.26	0.07	0.33	(0.55)	(0.65)	(1.20)	11.47		2.62		40,974	0.59		1.12		2.24		17
9/30/2017	11.23	0.20	1.11	1.31	(0.20)	—	(0.20)	12.34		11.88		47,170	0.60		1.12		1.73		15
9/30/2016	10.98	0.07	0.63	0.70	(0.05)	(0.40)	(0.45)	11.23		6.55		84,852	0.60		1.13		0.68		57
Class C
3/31/2021†	$11.47	$0.08	$0.98	$1.06	$(0.03)	$(0.53)	$(0.56)	$11.97		9.39%		$2,889	1.35	%(d)(f)	1.93	%(d)	1.28	%(d)	111%
9/30/2020	11.37	0.06	0.95	1.01	(0.02)	(0.89)	(0.91)	11.47		9.28		3,549	1.27		1.83		0.55		141
9/30/2019	11.67	0.13	0.08	0.21	(0.07)	(0.44)	(0.51)	11.37	(e)	2.29	(e)	6,393	1.34		1.91		1.14		29
9/30/2018	12.47	0.19	0.06	0.25	(0.40)	(0.65)	(1.05)	11.67		1.90		26,220	1.33		1.86		1.56		17
9/30/2017	11.32	0.13	1.12	1.25	(0.10)	—	(0.10)	12.47		11.09		34,670	1.35		1.87		1.12		15
9/30/2016	11.13	(0.01)	0.63	0.62	(0.03)	(0.40)	(0.43)	11.32		5.72		46,387	1.38		1.90		(0.06)		57

Class R
3/31/2021†	$10.98	$0.10	$0.95	$1.05	$(0.15)	$(0.53)	$(0.68)	$11.35		9.70%		$25	0.79	%(d)(f)	1.37	%(d)	1.76	%(d)	111%
9/30/2020	10.93	0.10	0.93	1.03	(0.09)	(0.89)	(0.98)	10.98		9.96		23	0.72		1.34		0.94		141
9/30/2019	11.34	0.26	(0.01)	0.25	(0.22)	(0.44)	(0.66)	10.93	(e)	2.80	(e)	21	0.81		1.46		2.43		29
9/30/2018	12.22	0.21	0.10	0.31	(0.54)	(0.65)	(1.19)	11.34		2.43		35	0.80		1.32		1.85		17
9/30/2017	11.15	0.18	1.11	1.29	(0.22)	—	(0.22)	12.22		11.78		24	0.78		1.31		1.55		15
9/30/2016	10.93	0.05	0.62	0.67	(0.05)	(0.40)	(0.45)	11.15		6.25		17	0.81		1.33		0.45		57

Class P
3/31/2021†	$10.96	$0.12	$0.94	$1.06	$(0.20)	$(0.53)	$(0.73)	$11.29		9.83%		$5,733	0.40	%(d)(f)	0.95	%(d)	2.17	%(d)	111%
9/30/2020	10.94	0.17	0.90	1.07	(0.16)	(0.89)	(1.05)	10.96		10.39		5,371	0.32		0.90		1.63		141
9/30/2019	11.38	0.18	0.12	0.30	(0.30)	(0.44)	(0.74)	10.94	(e)	3.30	(e)	6,173	0.37		0.91		1.68		29
9/30/2018	12.28	0.27	0.09	0.36	(0.61)	(0.65)	(1.26)	11.38		2.92		4,292	0.35		0.88		2.30		17
9/30/2017	11.24	0.24	1.11	1.35	(0.31)	—	(0.31)	12.28		12.31		3,563	0.32		0.85		2.05		15
9/30/2016	10.98	0.12	0.61	0.73	(0.07)	(0.40)	(0.47)	11.24		6.78		1,901	0.30		0.83		1.10		57

Institutional Class
3/31/2021†	$11.05	$0.13	$0.95	$1.08	$(0.21)	$(0.53)	$(0.74)	$11.39		9.93%		$10,678	0.34	%(d)(f)	0.89	%(d)	2.21	%(d)	111%
9/30/2020	11.02	0.14	0.94	1.08	(0.16)	(0.89)	(1.05)	11.05		10.40		9,609	0.29		0.88		1.28		141
9/30/2019	11.45	0.24	0.06	0.30	(0.29)	(0.44)	(0.73)	11.02	(e)	3.34	(e)	6,026	0.36		0.89		2.25		29
9/30/2018	12.15	0.28	0.08	0.36	(0.41)	(0.65)	(1.06)	11.45		2.92		6,652	0.33		0.86		2.43		17
9/30/2017	11.11	0.26	1.05	1.31	(0.27)	—	(0.27)	12.15		12.08		6,871	0.40		0.95		2.35		15
9/30/2016	10.86	0.10	0.61	0.71	(0.06)	(0.40)	(0.46)	11.11		6.72		68,709	0.40		0.92		0.89		57

Class R6
3/31/2021†	$10.79	$0.13	$0.92	$1.05	$(0.21)	$(0.53)	$(0.74)	$11.10		9.91%		$221,919	0.30	%(d)(f)	0.87	%(d)	2.26	%(d)	111%
9/30/2020	10.78	0.16	0.92	1.08	(0.18)	(0.89)	(1.07)	10.79		10.57		191,750	0.22		0.83		1.52		141
9/30/2019	11.23	0.23	0.06	0.29	(0.30)	(0.44)	(0.74)	10.78	(e)	3.34	(e)	249,269	0.28		0.82		2.23		29
9/30/2018	12.13	0.29	0.07	0.36	(0.61)	(0.65)	(1.26)	11.23		2.95		252,313	0.28		0.81		2.48		17
9/30/2017	11.10	0.23	1.11	1.34	(0.31)	—	(0.31)	12.13		12.40		264,255	0.28		0.80		1.99		15
9/30/2016	10.85	0.05	0.67	0.72	(0.07)	(0.40)	(0.47)	11.10		6.81		291,767	0.30		0.83		0.48		57

Administrative Class
3/31/2021†	$11.46	$0.12	$0.99	$1.11	$(0.18)	$(0.53)	$(0.71)	$11.86		9.82%		$30	0.55	%(d)(f)	1.12	%(d)	2.05	%(d)	111%
9/30/2020	11.38	0.13	0.98	1.11	(0.14)	(0.89)	(1.03)	11.46		10.24		27	0.47		1.08		1.17		141
9/30/2019	11.77	0.22	0.08	0.30	(0.25)	(0.44)	(0.69)	11.38	(e)	3.17	(e)	23	0.53		1.07		1.97		29
9/30/2018	12.64	0.28	0.07	0.35	(0.57)	(0.65)	(1.22)	11.77		2.68		22	0.53		1.06		2.28		17
9/30/2017	11.52	0.22	1.15	1.37	(0.25)	—	(0.25)	12.64		12.07		26	0.53		1.06		1.86		15
9/30/2016	11.25	0.08	0.64	0.72	(0.05)	(0.40)	(0.45)	11.52		6.58		32	0.56		1.08		0.67		57

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized, unless otherwise noted.
(e)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(f)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement(c)		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement(c)		Ratio of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate
AllianzGI Global Dynamic Allocation Fund:
Class A
3/31/2021†	$18.74	$0.10	$2.75	$2.85	$(1.74)	$(3.55)	$(5.29)	$16.30	16.90%	$2,222	0.89	%(d)(e)	2.18	%(d)	1.20	%(d)	102%
9/30/2020	19.21	0.21	1.34	1.55	(0.72)	(1.30)	(2.02)	18.74	8.20	1,491	0.82		1.62		1.17		221
9/30/2019	20.19	0.34	(0.48)	(0.14)	(0.36)	(0.48)	(0.84)	19.21	(0.25)	1,812	0.97		1.32		1.78		222
9/30/2018	20.52	0.28	0.32	0.60	(0.21)	(0.72)	(0.93)	20.19	2.93	2,015	0.97		1.25		1.37		152
9/30/2017	18.32	0.20	2.00	2.20	—	—	—	20.52	12.01	2,421	1.02		1.35		1.05		192
9/30/2016	17.99	0.17	0.66	0.83	(0.22)	(0.28)	(0.50)	18.32	4.69	5,198	0.76		1.73		0.96		79

Class C
3/31/2021†	$18.32	$0.04	$2.68	$2.72	$(1.56)	$(3.55)	$(5.11)	$15.93	16.47%	$569	1.66	%(d)(e)	2.92	%(d)	0.44	%(d)	102%
9/30/2020	18.84	0.07	1.30	1.37	(0.59)	(1.30)	(1.89)	18.32	7.37	525	1.58		2.38		0.40		221
9/30/2019	19.56	0.19	(0.43)	(0.24)	—	(0.48)	(0.48)	18.84	(1.00)	588	1.74		2.08		1.00		222
9/30/2018	20.05	0.12	0.31	0.43	(0.20)	(0.72)	(0.92)	19.56	2.09	1,195	1.74		2.01		0.61		152
9/30/2017	18.05	0.08	1.92	2.00	—	—	—	20.05	11.08	1,325	1.77		2.08		0.42		192
9/30/2016	17.63	0.08	0.62	0.70	—	(0.28)	(0.28)	18.05	4.02	1,029	1.49		2.69		0.45		79

Class R
3/31/2021†	$18.63	$0.07	$2.74	$2.81	$(1.29)	$(3.55)	$(4.84)	$16.60	16.62%	$28	1.26	%(d)(e)	2.76	%(d)	0.80	%(d)	102%
9/30/2020	19.10	0.16	1.32	1.48	(0.65)	(1.30)	(1.95)	18.63	7.86	44	1.18		2.00		0.87		221
9/30/2019	19.97	0.26	(0.45)	(0.19)	(0.20)	(0.48)	(0.68)	19.10	(0.60)	121	1.34		1.67		1.38		222
9/30/2018	20.35	0.21	0.30	0.51	(0.17)	(0.72)	(0.89)	19.97	2.49	160	1.34		1.58		1.05		152
9/30/2017	18.23	0.16	1.96	2.12	—	—	—	20.35	11.63	137	1.35		1.70		0.84		192
9/30/2016	17.84	0.16	0.63	0.79	(0.12)	(0.28)	(0.40)	18.23	4.50	159	1.01		2.25		0.90		79

Class P
3/31/2021†	$19.61	$0.12	$2.86	$2.98	$(2.18)	$(3.55)	$(5.73)	$16.86	16.98%	$220	0.72	%(d)(e)	1.95	%(d)	1.40	%(d)	102%
9/30/2020	19.09	0.21	1.61	1.82	—	(1.30)	(1.30)	19.61	9.73	59	0.68		1.19		1.05		221
9/30/2019	20.07	0.36	(0.46)	(0.10)	(0.40)	(0.48)	(0.88)	19.09	(0.05)	11,456	0.80		1.12		1.95		222
9/30/2018	20.48	0.32	0.31	0.63	(0.32)	(0.72)	(1.04)	20.07	3.08	13,436	0.80		1.03		1.58		152
9/30/2017	18.36	0.28	1.94	2.22	(0.10)	—	(0.10)	20.48	12.18	12,730	0.82		1.11		1.44		192
9/30/2016	17.97	0.16	0.71	0.87	(0.20)	(0.28)	(0.48)	18.36	4.89	186	0.61		1.47		0.90		79

Institutional Class
3/31/2021†	$19.05	$0.13	$2.80	$2.93	$(1.79)	$(3.55)	$(5.34)	$16.64	17.07%	$13,111	0.62	%(d)(e)	1.93	%(d)	1.50	%(d)	102%
9/30/2020	19.50	0.26	1.37	1.63	(0.78)	(1.30)	(2.08)	19.05	8.52	12,294	0.54		1.40		1.42		221
9/30/2019	20.22	0.39	(0.45)	(0.06)	(0.18)	(0.48)	(0.66)	19.50	0.03	9,330	0.70		1.12		2.05		222
9/30/2018	20.61	0.34	0.32	0.66	(0.33)	(0.72)	(1.05)	20.22	3.18	13,225	0.70		0.94		1.65		152
9/30/2017	18.37	0.27	1.98	2.25	(0.01)	—	(0.01)	20.61	12.27	31,783	0.75		1.03		1.42		192
9/30/2016	18.02	0.23	0.65	0.88	(0.25)	(0.28)	(0.53)	18.37	4.98	37,722	0.51		1.45		1.27		79

Class R6
3/31/2021†	$18.75	$0.13	$2.74	$2.87	$(1.63)	$(3.55)	$(5.18)	$16.44	17.00%	$35,562	0.62	%(d)(e)	1.86	%(d)	1.48	%(d)	102%
9/30/2020	19.18	0.27	1.33	1.60	(0.73)	(1.30)	(2.03)	18.75	8.54	30,996	0.54		1.28		1.45		221
9/30/2019	20.15	0.39	(0.48)	(0.09)	(0.40)	(0.48)	(0.88)	19.18	(0.01)	127,285	0.70		1.01		2.08		222
9/30/2018	20.56	0.34	0.32	0.66	(0.35)	(0.72)	(1.07)	20.15	3.19	192,375	0.70		0.91		1.67		152
9/30/2017	18.38	0.28	1.99	2.27	(0.09)	—	(0.09)	20.56	12.39	231,584	0.70		0.99		1.49		192
2/1/2016* – 9/30/2016	17.30	0.09	0.99	1.08	—	—	—	18.38	6.24	9,029	0.36	(d)	1.36	(d)	0.77	(d)	79
Administrative Class
3/31/2021†	$18.67	$0.11	$2.73	$2.84	$(1.74)	$(3.55)	$(5.29)	$16.22	16.91%	$29	0.87	%(d)(e)	2.11	%(d)	1.24	%(d)	102%
9/30/2020	19.16	0.21	1.34	1.55	(0.74)	(1.30)	(2.04)	18.67	8.24	25	0.79		1.57		1.18		221
9/30/2019	20.15	0.34	(0.48)	(0.14)	(0.37)	(0.48)	(0.85)	19.16	(0.26)	23	0.95		1.27		1.80		222
9/30/2018	20.55	0.29	0.32	0.61	(0.29)	(0.72)	(1.01)	20.15	2.93	23	0.96		1.17		1.42		152
9/30/2017	18.35	0.23	1.97	2.20	—	—	—	20.55	11.99	23	1.00		1.25		1.18		192
9/30/2016	17.93	0.21	0.63	0.84	(0.14)	(0.28)	(0.42)	18.35	4.73	20	0.76		1.89		1.15		79

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized, unless otherwise noted.
(e)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
AllianzGI Global Sustainability Fund:
Class A
3/31/2021†	$21.06	$0.05	$2.63	$2.68	$(0.15)	$(0.50)	$(0.65)	$23.09	12.79%	$4,376	0.94	%(c)(e)	1.37	%(c)	0.42	%(c)	17%
9/30/2020	18.27	0.11	3.03	3.14	(0.02)	(0.33)	(0.35)	21.06	17.35	2,350	0.98		1.44		0.58		31
9/30/2019	19.46	0.14	0.04	0.18	(0.30)	(1.07)	(1.37)	18.27	2.43	1,444	1.09		1.84		0.77		49
9/30/2018	17.96	0.17	1.98	2.15	(0.21)	(0.44)	(0.65)	19.46	12.23	614	1.09		1.70		0.92		20
9/30/2017	15.80	0.13	2.20	2.33	(0.14)	(0.03)	(0.17)	17.96	14.94	402	1.12		7.55		0.79		27
9/30/2016	14.10	0.14	1.76	1.90	(0.20)	—	(0.20)	15.80	13.54	125	1.20		21.93		0.94		20

Class P
3/31/2021†	$21.22	$0.04	$2.68	$2.72	$(0.17)	$(0.50)	$(0.67)	$23.27	12.85%	$5,670	0.79	%(c)(e)	1.09	%(c)	0.38	%(c)	17%
9/30/2020	18.39	0.14	3.05	3.19	(0.03)	(0.33)	(0.36)	21.22	17.52	28,372	0.84		1.13		0.74		31
9/30/2019	19.68	0.21	(0.02)	0.19	(0.41)	(1.07)	(1.48)	18.39	2.56	21,582	0.94		1.65		1.17		49
9/30/2018	18.13	0.16	2.05	2.21	(0.22)	(0.44)	(0.66)	19.68	12.44	11,362	0.94		1.25		0.84		20
9/30/2017	15.91	0.15	2.23	2.38	(0.13)	(0.03)	(0.16)	18.13	15.13	64	0.96		1.62		0.88		27
9/30/2016	14.12	0.17	1.75	1.92	(0.13)	—	(0.13)	15.91	13.67	11	1.05		3.44		1.15		20

Institutional Class
3/31/2021†	$21.64	$0.07	$2.72	$2.79	$(0.17)	$(0.50)	$(0.67)	$23.76	12.92%	$110,075	0.69	%(c)(e)	1.05	%(c)	0.58	%(c)	17%
9/30/2020	18.75	0.17	3.10	3.27	(0.05)	(0.33)	(0.38)	21.64	17.59	132,073	0.74		1.03		0.88		31
9/30/2019	19.72	0.19	0.06	0.25	(0.15)	(1.07)	(1.22)	18.75	2.63	2,072	0.84		1.66		1.05		49
9/30/2018	18.13	0.22	2.00	2.22	(0.19)	(0.44)	(0.63)	19.72	12.52	28,237	0.84		1.43		1.18		20
9/30/2017	15.92	0.19	2.20	2.39	(0.15)	(0.03)	(0.18)	18.13	15.25	26,615	0.89		1.63		1.16		27
9/30/2016	14.13	0.22	1.71	1.93	(0.14)	—	(0.14)	15.92	13.77	20,610	0.95		2.04		1.47		20

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(e)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
AllianzGI High Yield Bond Fund:
Class A
3/31/2021†	$8.39	$0.21	$0.44	$0.65	$(0.22)	$(0.22)	$8.82	7.82%	$20,650	1.20	%(c)(e)	1.24	%(c)	4.88	%(c)	84%
9/30/2020	8.91	0.42	(0.50)	(0.08)	(0.44)	(0.44)	8.39	(0.82)	20,251	1.12		1.12		4.96		143
9/30/2019	8.91	0.43	0.01	0.44	(0.44)	(0.44)	8.91	5.18	26,937	1.07		1.07		4.98		70
9/30/2018	9.31	0.45	(0.39)	0.06	(0.46)	(0.46)	8.91	0.67	33,768	1.05		1.05		4.93		40
9/30/2017	9.14	0.48	0.18	0.66	(0.49)	(0.49)	9.31	7.42	58,525	1.09		1.09		5.19		37
9/30/2016	8.92	0.53	0.24	0.77	(0.55)	(0.55)	9.14	9.08	58,004	0.98		0.98		6.02		59

Class C
3/31/2021†	$8.38	$0.18	$0.43	$0.61	$(0.19)	$(0.19)	$8.80	7.36%	$2,712	1.89	%(c)(e)	1.93	%(c)	4.19	%(c)	84%
9/30/2020	8.89	0.36	(0.49)	(0.13)	(0.38)	(0.38)	8.38	(1.41)	3,880	1.81		1.81		4.26		143
9/30/2019	8.90	0.37	—	0.37	(0.38)	(0.38)	8.89	4.33	4,880	1.76		1.76		4.28		70
9/30/2018	9.30	0.39	(0.39)	—	(0.40)	(0.40)	8.90	0.02	8,544	1.71		1.71		4.27		40
9/30/2017	9.12	0.42	0.20	0.62	(0.44)	(0.44)	9.30	6.90	11,723	1.70		1.70		4.59		37
9/30/2016	8.90	0.46	0.24	0.70	(0.48)	(0.48)	9.12	8.32	14,815	1.71		1.71		5.28		59

Class R
3/31/2021†	$7.98	$0.19	$0.40	$0.59	$(0.20)	$(0.20)	$8.37	7.49%	$222	1.46	%(c)(e)	1.46	%(c)	4.59	%(c)	84%
9/30/2020	8.51	0.37	(0.49)	(0.12)	(0.41)	(0.41)	7.98	(1.28)	508	1.52		1.52		4.57		143
9/30/2019	8.54	0.38	—	0.38	(0.41)	(0.41)	8.51	4.68	654	1.48		1.48		4.56		70
9/30/2018	8.94	0.39	(0.37)	0.02	(0.42)	(0.42)	8.54	0.33	878	1.44		1.44		4.55		40
9/30/2017	8.79	0.43	0.18	0.61	(0.46)	(0.46)	8.94	7.12	1,048	1.44		1.44		4.84		37
9/30/2016	8.61	0.48	0.22	0.70	(0.52)	(0.52)	8.79	8.62	1,310	1.34		1.34		5.65		59

Class P
3/31/2021†	$8.01	$0.21	$0.42	$0.63	$(0.24)	$(0.24)	$8.40	7.88%	$3,750	0.88	%(c)(e)	0.93	%(c)	5.15	%(c)	84%
9/30/2020	8.53	0.43	(0.48)	(0.05)	(0.47)	(0.47)	8.01	(0.46)	10,113	0.80		0.80		5.28		143
9/30/2019	8.55	0.44	0.01	0.45	(0.47)	(0.47)	8.53	5.56	12,128	0.73		0.73		5.31		70
9/30/2018	8.96	0.46	(0.38)	0.08	(0.49)	(0.49)	8.55	0.94	17,535	0.70		0.70		5.26		40
9/30/2017	8.80	0.50	0.19	0.69	(0.53)	(0.53)	8.96	8.07	35,931	0.67		0.67		5.62		37
9/30/2016	8.62	0.53	0.23	0.76	(0.58)	(0.58)	8.80	9.31	57,378	0.69		0.69		6.30		59

Institutional Class
3/31/2021†	$8.04	$0.21	$0.41	$0.62	$(0.23)	$(0.23)	$8.43	7.83%	$42,602	0.92	%(c)(e)	0.96	%(c)	5.16	%(c)	84%
9/30/2020	8.56	0.43	(0.48)	(0.05)	(0.47)	(0.47)	8.04	(0.50)	51,920	0.83		0.83		5.22		143
9/30/2019	8.58	0.44	0.01	0.45	(0.47)	(0.47)	8.56	5.48	77,365	0.79		0.79		5.25		70
9/30/2018	8.98	0.46	(0.37)	0.09	(0.49)	(0.49)	8.58	1.03	122,078	0.73		0.73		5.26		40
9/30/2017	8.83	0.50	0.18	0.68	(0.53)	(0.53)	8.98	7.91	155,022	0.69		0.69		5.61		37
9/30/2016	8.64	0.53	0.24	0.77	(0.58)	(0.58)	8.83	9.41	227,149	0.66		0.66		6.31		59

Administrative Class
3/31/2021†	$8.02	$0.21	$0.41	$0.62	$(0.23)	$(0.23)	$8.41	7.77%	$28	1.07	%(c)(e)	1.15	%(c)	5.01	%(c)	84%
9/30/2020	8.54	0.42	(0.48)	(0.06)	(0.46)	(0.46)	8.02	(0.63)	26	1.00		1.00		5.14		143
9/30/2019	8.44	0.43	0.03	0.46	(0.36)	(0.36)	8.54	5.60	24	0.94		0.94		5.10		70
9/30/2018	8.84	0.44	(0.37)	0.07	(0.47)	(0.47)	8.44	0.83	20	0.88		0.88		4.93		40
9/30/2017	8.70	0.48	0.17	0.65	(0.51)	(0.51)	8.84	7.75	1,490	0.86		0.86		5.45		37
9/30/2016	8.52	0.50	0.22	0.72	(0.54)	(0.54)	8.70	8.97	2,086	1.07		1.07		5.94		59

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(e)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period		Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
AllianzGI International Small-Cap Fund:
Class A
3/31/2021†	$34.36	$(0.04)	$7.42	$7.38	$(0.30)	$(0.13)	$(0.43)	$41.31		21.56%	$4,105	1.25	%(c)(e)	1.79	%(c)	(0.21	)%(c)	24%
9/30/2020	32.15	0.15	2.54	2.69	(0.48)	—	(0.48)	34.36		8.37	3,619	1.25		1.75		0.47		60
9/30/2019	43.09	0.34	(6.28)	(5.94)	(0.10)	(4.90)	(5.00)	32.15		(12.05)	4,826	1.25		1.94		1.05		55
9/30/2018	41.19	0.42	2.41	2.83	(0.25)	(0.68)	(0.93)	43.09		6.88	9,108	1.25		1.50		0.95		62
9/30/2017	34.57	—	6.93	6.93	(0.31)	—	(0.31)	41.19	(d)	20.34 (d)	6,068	1.36		1.93		0.01		67
9/30/2016	34.53	0.10	1.67	1.77	(0.28)	(1.45)	(1.73)	34.57		5.07	13,524	1.45		1.68		0.30		76

Class C
3/31/2021†	$33.00	$(0.22)	$7.16	$6.94	$(0.11)	$(0.13)	$(0.24)	$39.70		21.08%	$423	2.00	%(c)(e)	2.53	%(c)	(1.19	)%(c)	24%
9/30/2020	30.72	(0.08)	2.40	2.32	(0.04)	—	(0.04)	33.00		7.56	722	2.00		2.49		(0.27)		60
9/30/2019	41.63	0.05	(6.06)	(6.01)	—	(4.90)	(4.90)	30.72		(12.75)	963	2.04		2.59		0.16		55
9/30/2018	40.01	(0.15)	2.55	2.40	(0.10)	(0.68)	(0.78)	41.63		5.99	2,610	2.08		2.27		(0.35)		62
9/30/2017	33.78	(0.19)	6.67	6.48	(0.25)	—	(0.25)	40.01	(d)	19.39 (d)	2,829	2.14		2.50		(0.56)		67
9/30/2016	33.94	(0.12)	1.61	1.49	(0.20)	(1.45)	(1.65)	33.78		4.30	3,232	2.19		2.54		(0.35)		76

Class R
3/31/2021†	$32.06	$(0.12)	$6.94	$6.82	$(0.29)	$(0.13)	$(0.42)	$38.46		21.35%	$856	1.59	%(c)(e)	2.18	%(c)	(0.64	)%(c)	24%
9/30/2020	30.19	0.05	2.37	2.42	(0.55)	—	(0.55)	32.06		8.01	849	1.59		2.16		0.15		60
9/30/2019	41.90	0.27	(6.28)	(6.01)	(0.80)	(4.90)	(5.70)	30.19		(12.36)	1,044	1.59		2.30		0.89		55
9/30/2018	40.46	0.13	2.50	2.63	(0.51)	(0.68)	(1.19)	41.90		6.51	845	1.59		1.86		0.30		62
9/30/2017	34.07	0.01	6.70	6.71	(0.32)	—	(0.32)	40.46	(d)	19.98 (d)	264	1.64		2.11		0.02		67
9/30/2016	34.03	0.03	1.63	1.66	(0.17)	(1.45)	(1.62)	34.07		4.81	130	1.70		2.17		0.09		76

Class P
3/31/2021†	$34.20	$(0.01)	$7.38	$7.37	$(0.29)	$(0.13)	$(0.42)	$41.15		21.62%	$12,195	1.10	%(c)(e)	1.55	%(c)	(0.06	)%(c)	24%
9/30/2020	31.91	0.17	2.56	2.73	(0.44)	—	(0.44)	34.20		8.55	10,751	1.10		1.49		0.53		60
9/30/2019	43.06	0.33	(6.25)	(5.92)	(0.33)	(4.90)	(5.23)	31.91		(11.92)	19,740	1.10		1.58		1.01		55
9/30/2018	41.33	0.22	2.68	2.90	(0.49)	(0.68)	(1.17)	43.06		7.02	48,830	1.10		1.29		0.51		62
9/30/2017	34.66	0.19	6.82	7.01	(0.34)	—	(0.34)	41.33	(d)	20.55 (d)	55,843	1.17		1.42		0.55		67
9/30/2016	34.49	0.18	1.64	1.82	(0.20)	(1.45)	(1.65)	34.66		5.25	40,183	1.28		1.44		0.54		76

Institutional Class
3/31/2021†	$35.49	$—	$7.67	$7.67	$(0.44)	$(0.13)	$(0.57)	$42.59		21.69%	$36,610	1.04	%(c)(e)	1.55	%(c)	—	%(c)	24%
9/30/2020	33.21	0.23	2.63	2.86	(0.58)	—	(0.58)	35.49		8.61	31,942	1.04		1.51		0.69		60
9/30/2019	44.65	0.47	(6.58)	(6.11)	(0.43)	(4.90)	(5.33)	33.21		(11.88)	40,477	1.04		1.61		1.39		55
9/30/2018	42.85	0.32	2.71	3.03	(0.55)	(0.68)	(1.23)	44.65		7.09	49,443	1.05		1.28		0.70		62
9/30/2017	35.91	0.36	6.92	7.28	(0.34)	—	(0.34)	42.85	(d)	20.58 (d)	67,921	1.11		1.43		0.94		67
9/30/2016	35.65	0.10	1.81	1.91	(0.20)	(1.45)	(1.65)	35.91		5.31	29,031	1.21		1.48		0.28		76

Class R6
3/31/2021†	$35.17	$0.01	$7.59	$7.60	$(0.44)	$(0.13)	$(0.57)	$42.20		21.69%	$33,507	1.00	%(c)(e)	1.47	%(c)	0.06	%(c)	24%
9/30/2020	33.03	0.26	2.59	2.85	(0.71)	—	(0.71)	35.17		8.63	29,889	1.00		1.43		0.80		60
9/30/2019	44.64	0.48	(6.59)	(6.11)	(0.60)	(4.90)	(5.50)	33.03		(11.82)	28,630	1.00		1.49		1.44		55
9/30/2018	42.90	0.40	2.66	3.06	(0.64)	(0.68)	(1.32)	44.64		7.14	33,876	1.00		1.22		0.87		62
9/30/2017	35.94	0.22	7.09	7.31	(0.35)	—	(0.35)	42.90	(d)	20.66 (d)	17,804	1.05		1.42		0.60		67
2/1/2016* – 9/30/2016	33.52	0.34	2.08	2.42	—	—	—	35.94		7.22	15,534	1.11	(c)	1.56	(c)	1.48	(c)	76

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(e)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
AllianzGI Preferred Securities and Income Fund:
Class P
3/31/2021†	$14.73	$0.35	$1.03	$1.38	$(0.34)	$(0.09)	$(0.43)	$15.68	9.39%	$13	0.60	%(c)(e)	1.27	%(c)	4.57	%(c)	53%
9/30/2020	15.65	0.63	(0.48)	0.15	(0.68)	(0.39)	(1.07)	14.73	1.01	11	0.60		1.36		4.27		166
9/30/2019	15.06	0.68	0.64	1.32	(0.71)	(0.02)	(0.73)	15.65	9.14	11	0.60		2.04		4.55		98
5/30/2018* – 9/30/2018	15.00	0.23	0.03	0.26	(0.20)	—	(0.20)	15.06	1.74	10	0.60	(c)(d)	3.21	(c)(d)	4.62	(c)(d)	39

Institutional Class
3/31/2021†	$14.74	$0.36	$1.01	$1.37	$(0.34)	$(0.09)	$(0.43)	$15.68	9.34%	$6,748	0.55	%(c)(e)	1.33	%(c)	4.61	%(c)	53%
9/30/2020	15.65	0.66	(0.50)	0.16	(0.68)	(0.39)	(1.07)	14.74	1.13	7,662	0.55		1.34		4.52		166
9/30/2019	15.06	0.69	0.64	1.33	(0.72)	(0.02)	(0.74)	15.65	9.21	3,035	0.55		2.09		4.62		98
5/30/2018* – 9/30/2018	15.00	0.26	—	0.26	(0.20)	—	(0.20)	15.06	1.76	1,548	0.56	(c)(d)	4.22	(c)(d)	5.28	(c)(d)	39

Class R6
3/31/2021†	$14.73	$0.36	$1.02	$1.38	$(0.34)	$(0.09)	$(0.43)	$15.68	9.44%	$14,445	0.50	%(c)(e)	1.27	%(c)	4.65	%(c)	53%
9/30/2020	15.65	0.65	(0.49)	0.16	(0.69)	(0.39)	(1.08)	14.73	1.10	17,839	0.50		1.35		4.41		166
9/30/2019	15.06	0.70	0.64	1.34	(0.73)	(0.02)	(0.75)	15.65	9.26	14,646	0.50		2.00		4.66		98
5/30/2018* – 9/30/2018	15.00	0.24	0.03	0.27	(0.21)	—	(0.21)	15.06	1.78	10,157	0.50	(c)(d)	3.22	(c)(d)	4.71	(c)(d)	39

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Certain expenses incurred by the Fund were not annualized.
(e)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
AllianzGI Short Duration High Income Fund:
Class A
3/31/2021†	$13.99	$0.40	$0.87	$1.27	$(0.50)	$14.76	9.23%	$151,427	0.86	%(c)(d)	0.92	%(c)	5.49	%(c)	34%
9/30/2020	14.62	0.58	(0.54)	0.04	(0.67)	13.99	0.37	136,690	0.86		0.87		4.13		81
9/30/2019	14.93	0.51	(0.11)	0.40	(0.71)	14.62	2.85	136,086	0.88		0.88		3.52		47
9/30/2018	15.18	0.59	(0.16)	0.43	(0.68)	14.93	2.95	150,899	0.89		0.89		3.92		60
9/30/2017	15.29	0.60	0.04	0.64	(0.75)	15.18	4.27	218,312	0.89		0.89		3.94		88
9/30/2016	15.04	0.72	0.38	1.10	(0.85)	15.29	7.65	226,149	0.85		0.85		4.85		63

Class C
3/31/2021†	$13.98	$0.38	$0.87	$1.25	$(0.43)	$14.80	9.07%	$87,132	1.11	%(c)(d)	1.18	%(c)	5.23	%(c)	34%
9/30/2020	14.61	0.54	(0.54)	—	(0.63)	13.98	0.12	90,863	1.12		1.13		3.86		81
9/30/2019	14.90	0.47	(0.10)	0.37	(0.66)	14.61	2.58	117,058	1.14		1.14		3.25		47
9/30/2018	15.15	0.55	(0.15)	0.40	(0.65)	14.90	2.74	135,483	1.11		1.11		3.70		60
9/30/2017	15.27	0.56	0.03	0.59	(0.71)	15.15	4.00	148,587	1.12		1.12		3.70		88
9/30/2016	15.00	0.68	0.38	1.06	(0.79)	15.27	7.42	132,649	1.13		1.13		4.58		63

Class P
3/31/2021†	$13.90	$0.41	$0.86	$1.27	$(0.49)	$14.68	9.24%	$245,404	0.65	%(c)(d)	0.70	%(c)	5.69	%(c)	34%
9/30/2020	14.51	0.59	(0.51)	0.08	(0.69)	13.90	0.69	264,908	0.63		0.67		4.16		81
9/30/2019	14.88	0.53	(0.10)	0.43	(0.80)	14.51	3.05	501,138	0.65		0.65		3.70		47
9/30/2018	15.13	0.62	(0.15)	0.47	(0.72)	14.88	3.21	411,367	0.65		0.65		4.14		60
9/30/2017	15.24	0.63	0.05	0.68	(0.79)	15.13	4.56	700,376	0.63		0.63		4.19		88
9/30/2016	15.03	0.74	0.38	1.12	(0.91)	15.24	7.84	554,281	0.66		0.66		4.97		63

Institutional Class
3/31/2021†	$13.89	$0.41	$0.87	$1.28	$(0.53)	$14.64	9.34%	$265,604	0.60	%(c)(d)	0.70	%(c)	5.74	%(c)	34%
9/30/2020	14.52	0.61	(0.54)	0.07	(0.70)	13.89	0.63	285,572	0.61		0.64		4.35		81
9/30/2019	14.89	0.54	(0.11)	0.43	(0.80)	14.52	3.06	388,672	0.63		0.63		3.74		47
9/30/2018	15.14	0.63	(0.15)	0.48	(0.73)	14.89	3.26	388,443	0.60		0.60		4.20		60
9/30/2017	15.25	0.64	0.04	0.68	(0.79)	15.14	4.61	539,078	0.59		0.59		4.22		88
9/30/2016	15.05	0.76	0.37	1.13	(0.93)	15.25	7.90	420,440	0.58		0.58		5.10		63

Class R6
3/31/2021†	$13.89	$0.41	$0.87	$1.28	$(0.52)	$14.65	9.36%	$20,484	0.55	%(c)(d)	0.60	%(c)	5.79	%(c)	34%
9/30/2020	14.52	0.62	(0.54)	0.08	(0.71)	13.89	0.70	33,741	0.55		0.56		4.49		81
9/30/2019	14.89	0.56	(0.11)	0.45	(0.82)	14.52	3.20	39,234	0.57		0.57		3.89		47
9/30/2018	15.14	0.64	(0.16)	0.48	(0.73)	14.89	3.29	52,922	0.55		0.55		4.27		60
2/1/2017* – 9/30/2017	15.18	0.42	0.03	0.45	(0.49)	15.14	3.04	70,595	0.56	(c)	0.56	(c)	4.25	(c)	88

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
AllianzGI Water Fund:
Class A
3/31/2021†	$17.63	$(0.03)	$3.32	$3.29	$(0.05)	$(0.27)	$(0.32)	$20.60	18.74%	$244,701	1.22	%(c)(d)	1.40	%(c)	(0.28	)%(c)	27%
9/30/2020	16.31	0.06	1.77	1.83	(0.11)	(0.40)	(0.51)	17.63	11.35	200,384	1.22		1.40		0.37		28
9/30/2019	15.54	0.11	1.15	1.26	(0.13)	(0.36)	(0.49)	16.31	8.88	177,463	1.23		1.40		0.76		33
9/30/2018	15.49	0.13	0.34	0.47	(0.04)	(0.38)	(0.42)	15.54	3.05	172,374	1.19		1.41		0.84		34
9/30/2017	14.46	0.08	1.08	1.16	(0.05)	(0.08)	(0.13)	15.49	8.18	190,693	1.33		1.44		0.59		29
9/30/2016	11.99	0.08	2.44	2.52	(0.03)	(0.02)	(0.05)	14.46	21.06	237,785	1.49		1.49		0.62		55

Class C
3/31/2021†	$16.73	$(0.10)	$3.15	$3.05	$—	$(0.27)	$(0.27)	$19.51	18.35%	$66,394	1.97	%(c)(d)	2.16	%(c)	(1.04	)%(c)	27%
9/30/2020	15.52	(0.06)	1.67	1.61	—	(0.40)	(0.40)	16.73	10.48	57,901	1.97		2.16		(0.38)		28
9/30/2019	14.79	—	1.10	1.10	(0.01)	(0.36)	(0.37)	15.52	8.02	70,175	1.98		2.15		0.01		33
9/30/2018	14.82	0.01	0.34	0.35	—	(0.38)	(0.38)	14.79	2.35	83,156	1.94		2.16		0.07		34
9/30/2017	13.90	(0.01)	1.01	1.00	—	(0.08)	(0.08)	14.82	7.32	89,250	2.07		2.19		(0.07)		29
9/30/2016	11.59	(0.02)	2.35	2.33	—	(0.02)	(0.02)	13.90	20.13	92,028	2.25		2.25		(0.18)		55

Class P
3/31/2021†	$17.68	$—	$3.33	$3.33	$(0.09)	$(0.27)	$(0.36)	$20.65	18.94%	$290,370	0.94	%(c)(d)	1.17	%(c)	—	%(c)	27%
9/30/2020	16.33	0.11	1.77	1.88	(0.13)	(0.40)	(0.53)	17.68	11.67	240,922	0.94		1.16		0.66		28
9/30/2019	15.59	0.15	1.14	1.29	(0.19)	(0.36)	(0.55)	16.33	9.14	210,425	0.95		1.17		1.03		33
9/30/2018	15.57	0.17	0.36	0.53	(0.13)	(0.38)	(0.51)	15.59	3.40	243,338	0.93		1.15		1.12		34
9/30/2017	14.54	0.15	1.04	1.19	(0.08)	(0.08)	(0.16)	15.57	8.40	210,746	1.04		1.16		1.02		29
9/30/2016	12.05	0.11	2.45	2.56	(0.05)	(0.02)	(0.07)	14.54	21.37	125,532	1.24		1.24		0.82		55

Institutional Class
3/31/2021†	$17.33	$—	$3.26	$3.26	$(0.10)	$(0.27)	$(0.37)	$20.22	18.94%	$266,554	0.93	%(c)(d)	1.15	%(c)	0.01	%(c)	27%
9/30/2020	16.03	0.11	1.74	1.85	(0.15)	(0.40)	(0.55)	17.33	11.71	204,320	0.93		1.13		0.68		28
9/30/2019	15.31	0.15	1.11	1.26	(0.18)	(0.36)	(0.54)	16.03	9.12	152,496	0.94		1.18		1.04		33
9/30/2018	15.32	0.17	0.34	0.51	(0.14)	(0.38)	(0.52)	15.31	3.36	164,322	0.92		1.14		1.13		34
9/30/2017	14.33	0.16	1.02	1.18	(0.11)	(0.08)	(0.19)	15.32	8.49	142,353	1.01		1.15		1.13		29
9/30/2016	11.90	0.11	2.41	2.52	(0.07)	(0.02)	(0.09)	14.33	21.32	68,550	1.21		1.21		0.86		55

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD^

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period		Total Return(b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement		Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
NFJ Emerging Markets Value Fund:
Class A
3/31/2021†	$18.09	$(0.01)	$2.77	$2.76	$(0.15)	$—	$(0.15)	$20.70		15.25%	$16,910	1.14	%(c)(g)	1.57	%(c)	(0.10	)%(c)	39%
9/30/2020	15.55	0.15	2.58	2.73	(0.19)	—	(0.19)	18.09		17.63	14,907	1.14		1.64		0.89		105
9/30/2019	16.18	0.42	(0.68)	(0.26)	(0.37)	—	(0.37)	15.55		(1.68)	14,395	1.15		1.65		2.69		101
9/30/2018	17.24	0.41	(1.14)	(0.73)	(0.26)	(0.07)	(0.33)	16.18		(4.36)	22,590	1.14		1.65		2.31		116
9/30/2017	14.31	0.40	2.85	3.25	(0.32)	—	(0.32)	17.24	(d)	23.07 (d)	11,026	1.22	(e)	3.32	(e)	2.58	(e)	120
9/30/2016	12.34	0.47	1.90	2.37	(0.40)	—	(0.40)	14.31	(f)	19.57 (f)	2,141	1.39		7.84		3.62		104

Class C
3/31/2021†	$18.07	$(0.09)	$2.77	$2.68	$(0.01)	$—	$(0.01)	$20.74		14.82%	$1,054	1.89	%(c)(g)	2.28	%(c)	(0.86	)%(c)	39%
9/30/2020	15.56	0.03	2.57	2.60	(0.09)	—	(0.09)	18.07		16.75	1,016	1.89		2.37		0.16		105
9/30/2019	16.23	0.35	(0.73)	(0.38)	(0.29)	—	(0.29)	15.56		(2.38)	1,006	1.90		2.40		2.24		101
9/30/2018	17.33	0.24	(1.11)	(0.87)	(0.16)	(0.07)	(0.23)	16.23		(5.08)	1,196	1.90		2.38		1.35		116
9/30/2017	14.29	0.34	2.81	3.15	(0.11)	—	(0.11)	17.33	(d)	22.06 (d)	527	1.95	(e)	4.00	(e)	2.16	(e)	120
9/30/2016	12.31	0.32	1.96	2.28	(0.30)	—	(0.30)	14.29	(f)	18.80 (f)	113	2.16		8.01		2.49		104
Class P
3/31/2021†	$18.05	$0.01	$2.75	$2.76	$(0.27)	$—	$(0.27)	$20.54		15.31%	$10,576	0.99	%(c)(g)	1.27	%(c)	0.07	%(c)	39%
9/30/2020	15.53	0.22	2.53	2.75	(0.23)	—	(0.23)	18.05		17.85	7,192	0.99		1.27		1.33		105
9/30/2019	16.16	0.45	(0.69)	(0.24)	(0.39)	—	(0.39)	15.53		(1.53)	2,022	0.99		1.32		2.90		101
9/30/2018	17.13	0.36	(1.08)	(0.72)	(0.18)	(0.07)	(0.25)	16.16		(4.30)	3,312	0.98		1.48		2.03		116
9/30/2017	14.31	0.46	2.78	3.24	(0.42)	—	(0.42)	17.13	(d)	23.22 (d)	19,899	1.05	(e)	3.00	(e)	2.99	(e)	120
9/30/2016	12.46	0.62	1.80	2.42	(0.57)	—	(0.57)	14.31	(f)	19.95 (f)	139	1.20		7.47		4.67		104

Institutional Class
3/31/2021†	$18.01	$0.01	$2.75	$2.76	$(0.21)	$—	$(0.21)	$20.56		15.37%	$128,583	0.89	%(c)(g)	1.27	%(c)	0.14	%(c)	39%
9/30/2020	15.48	0.19	2.57	2.76	(0.23)	—	(0.23)	18.01		17.95	115,817	0.89		1.34		1.18		105
9/30/2019	16.29	0.49	(0.73)	(0.24)	(0.57)	—	(0.57)	15.48		(1.45)	90,711	0.90		1.37		3.13		101
9/30/2018	17.49	0.42	(1.11)	(0.69)	(0.44)	(0.07)	(0.51)	16.29		(4.12)	111,161	0.90		1.39		2.41		116
9/30/2017	14.46	0.44	2.91	3.35	(0.32)	—	(0.32)	17.49	(d)	23.33 (d)	34,444	0.95	(e)	2.87	(e)	2.71	(e)	120
9/30/2016	12.47	0.43	2.01	2.44	(0.45)	—	(0.45)	14.46	(f)	19.95 (f)	6,370	1.17		6.98		3.35		104

^	A “—” may reflect actual amounts rounding to less than $0.01 or 0.01%.
†	Unaudited
(a)	Calculated on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)

Payments from Affiliates increased the end of year net asset value (“NAV”) and total return by $0.02 and 0.15%, respectively, for Class A, $0.02 and 0.14%, respectively, for Class C, $0.02 and 0.14%, respectively, for Class P and $0.01 and 0.07%, respectively for Institutional Class. If the Affiliates had not made these payments, the end of year NAV and total return would have been $17.22 and 22.92%, respectively, for Class A, $17.31 and 21.92%, respectively, for Class C, $17.11 and 23.08%, respectively, for Class P and $17.48 and 23.26%, respectively for Institutional Class.

(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Payments from Affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(g)	Expense limitations may have been updated during the period. See Note 4B in the Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2021

Note 1. Organization

Virtus Strategy Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 12 funds of the Trust (each a “Fund” or collectively the “Funds”) are offered for sale, all 12 of which are reported in this semi-annual report.

Each Fund has a distinct investment objective and all of the Funds, except the AllianzGI Water Fund, are diversified.

Effective February 1, 2021, the name of the Trust changed from “Allianz Funds Multi-Strategy Trust” to “Virtus Strategy Trust,” and the Funds’ names were changed as reflected on the cover of this Report.

The Funds have the following investment objectives:

Fund	Investment objective(s)
AllianzGI Convertible Fund

Seeking to maximize total return, consisting of capital appreciation and current income.

Seeking total return, consisting of current income and capital appreciation.

Seeking long-term capital appreciation.

Seeking after-inflation capital appreciation and current income.

Seeking long-term capital appreciation.

Seeking long-term capital appreciation.

Seeking a high level of current income and capital growth.

Seeking to maximize long-term capital appreciation.

Seeking total return consisting of high current income and capital appreciation.

Seeking a high level of current income with lower volatility than the broader high yield market.

Seeking long-term capital appreciation.

Seeking long-term growth of capital and income.

AllianzGI Core Plus Bond Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Global Allocation Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Sustainability Fund
AllianzGI High Yield Bond Fund
AllianzGI International Small-Cap Fund
AllianzGI Preferred Securities and Income Fund
AllianzGI Short Duration High Income Fund
AllianzGI Water Fund
NFJ Emerging Markets Value Fund

There is no guarantee that a Fund will achieve its objective(s).

The AllianzGI Convertible Fund and AllianzGI High Yield Bond Fund offer Class A shares, Class C shares, Class R shares, Institutional Class shares, Class P shares, and Administrative Class shares. The AllianzGI Core Plus Bond Fund and AllianzGI Preferred Securities and Income Fund offer Institutional Class shares, Class P shares and Class R6 shares. The AllianzGI Emerging Markets Consumer Fund offers Class A shares and Institutional Class shares. The AllianzGI Global Allocation Fund and AllianzGI Global Dynamic Allocation Fund offer Class A shares, Class C shares, Class R shares, Institutional Class shares, Class P shares, Administrative Class shares, and Class R6 shares. The AllianzGI Global Sustainability Fund offers Class A shares, Institutional Class, and Class P shares. The AllianzGI International Small-Cap Fund offers Class A shares, Class C shares, Class R shares, Institutional Class shares, Class P shares and Class R6 shares. The AllianzGI Short Duration High Income Fund offers Class A shares, Class C shares, Institutional Class shares, Class P shares and Class R6 shares. The remaining Funds offer Class A shares, Class C shares, Institutional Class shares, and Class P shares.

Class A shares of AllianzGI High Yield Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of AllianzGI Short Duration High Income Fund are sold with a front-end sales charge of up to 2.25% with some exceptions. Class A shares of all other Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the AllianzGI Short Duration High Income Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, is eight years. Class R shares, Institutional Class shares, Class P shares, Administrative Class shares, and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares

Institutional Class Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class Shares

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class Shares

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.

Class R shares are generally available only to 401(k) plans, 457 plans, existing employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Funds’ distributor or transfer agent to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the distributor, specified benefit plans that purchase Class R shares directly from the distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the distributor.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Institutional Class shares, Class R6 shares, Class P shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value each Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

AllianzGI Convertible Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21

Investments in Securities – Assets
Convertible Bonds & Notes	—	$2,506,371,276	—	$2,506,371,276
Convertible Preferred Stock	$266,976,263	50,968,605	—	317,944,868
Preferred Stock	24,057,684	—	—	24,057,684
Repurchase Agreements	—	59,944,000	—	59,944,000

Totals	$291,033,947	$2,617,283,881	—	$2,908,317,828

AllianzGI Core Plus Bond Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21

Investments in Securities – Assets
Corporate Bonds & Notes	—	$27,281,835	—	$27,281,835
Asset-Backed Securities	—	14,235,743	$705,075	14,940,818
U.S. Government Agency Securities	—	12,631,354	—	12,631,354
U.S. Treasury Obligations	—	5,956,904	—	5,956,904
Preferred Stock	$268,462	—	—	268,462
Repurchase Agreements	—	569,000	—	569,000

	268,462	60,674,836	705,075	61,648,373

Other Financial Instruments* – Assets
Credit Contracts	—	122	—	122
Interest Rate Contracts	133,486	—	—	133,486

	133,486	122	—	133,608

Other Financial Instruments* – Liabilities
Credit Contracts	—	(19,571)	—	(19,571)
Interest Rate Contracts	(63,508)	—	—	(63,508)

	(63,508)	(19,571)	—	(83,079)

Totals	$338,440	$60,655,387	$705,075	$61,698,902

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

AllianzGI Emerging Markets Consumer Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21

Investments in Securities – Assets
Common Stock	$13,815,978	—	—	$13,815,978
Repurchase Agreements	—	$141,000	—	141,000

Totals	$13,815,978	$141,000	—	$13,956,978

AllianzGI Global Allocation Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21

Investments in Securities – Assets
Mutual Funds	$87,365,832	—	—	$87,365,832
Exchange-Traded Funds	40,903,185	—	—	40,903,185
Corporate Bonds & Notes	—	$40,113,648	—	40,113,648
U.S. Government Agency Securities	—	28,390,670	$3,644,831	32,035,501
Common Stock	30,855,058	53,348	6	30,908,412
U.S. Treasury Obligations	—	23,794,526	—	23,794,526
Asset-Backed Securities	—	13,704,510	1,220,129	14,924,639
Rights	1,456	16	—	1,472
Repurchase Agreements	—	10,406,000	—	10,406,000

	159,125,531	116,462,718	4,864,966	280,453,215

Other Financial Instruments* – Assets
Credit Contracts	—	10,257	—	10,257
Foreign Exchange Contracts	355,141	—	—	355,141
Interest Rate Contracts	684,491	—	—	684,491
Market Price	161,218	—	—	161,218

	1,200,850	10,257	—	1,211,107

Other Financial Instruments* – Liabilities
Credit Contracts	—	(2,514)	—	(2,514)
Foreign Exchange Contracts	(36,885)	—	—	(36,885)
Interest Rate Contracts	(105,101)	—	—	(105,101)
Market Price	(96,641)	—	—	(96,641)

	(238,627)	(2,514)	—	(241,141)

Totals	$160,087,754	$116,470,461	$4,864,966	$281,423,181

AllianzGI Global Dynamic Allocation Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21

Investments in Securities – Assets
Common Stock	$31,173,591	$10,912	$152	$31,184,655
Corporate Bonds & Notes	—	11,631,085	—	11,631,085
U.S. Treasury Obligations	—	363,149	—	363,149
Preferred Stock	145,953	—	—	145,953
Warrants	259	—	—	259
Rights	—	3	—	3
Repurchase Agreements	—	5,251,000	—	5,251,000

	31,319,803	17,256,149	152	48,576,104

Other Financial Instruments* – Assets
Interest Rate Contracts	3,528	—	—	3,528
Market Price	107,784	67,620	—	175,404

	111,312	67,620	—	178,932

Other Financial Instruments* – Liabilities
Credit Contracts	—	(525)	—	(525)
Interest Rate Contracts	(7,753)	—	—	(7,753)
Market Price	(14,998)	—	—	(14,998)

	(22,751)	(525)	—	(23,276)

Totals	$31,408,364	$17,323,244	$152	$48,731,760

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

AllianzGI Global Sustainability Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/21

Investments in Securities – Assets
Common Stock	$122,604,675	—	—		$122,604,675

Totals	$122,604,675	—	—		$122,604,675

AllianzGI High Yield Bond Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/21

Investments in Securities – Assets
Corporate Bonds & Notes	—	$59,892,245	$3		$59,892,248
Preferred Stock	—	—	6,161,706		6,161,706
Common Stock	—	—	851,085		851,085
Warrants	—	—	1		1
Repurchase Agreements	—	4,656,000	—		4,656,000

Totals	—	$64,548,245	$7,012,795		$71,561,040

AllianzGI International Small-Cap Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/21

Investments in Securities – Assets
Common Stock	$82,888,687	—	—		$82,888,687
Preferred Stock	1,387,945	—	—		1,387,945
Repurchase Agreements	—	$2,908,000	—		2,908,000

Totals	$84,276,632	$2,908,000	—		$87,184,632

AllianzGI Preferred Securities and Income Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/21

Investments in Securities – Assets
Corporate Bonds & Notes	—	$13,952,925	—		$13,952,925
Preferred Stock	$5,760,482	—	—		5,760,482
Common Stock	1,036,905	—	—		1,036,905
U.S. Treasury Obligations	—	117,047	—		117,047
Repurchase Agreements	—	140,000	—		140,000

	6,797,387	14,209,972	—		21,007,359

Other Financial Instruments* – Assets
Credit Contracts	—	8,123	—		8,123

Other Financial Instruments* – Liabilities
Credit Contracts	—	(445)	—		(445)
Interest Rate Contracts	(4,546)	—	—		(4,546)

	(4,546)	(445)	—		(4,991)

Totals	$6,792,841	$14,217,650	—		$21,010,491

AllianzGI Short Duration High Income Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/21

Investments in Securities – Assets
Corporate Bonds & Notes	—	$650,035,030	—		$650,035,030
Senior Loans	—	54,321,660	—		54,321,660
Asset-Backed Securities	—	2,775,820	—		2,775,820
Common Stock	—	—	—	†	— †
Repurchase Agreements	—	52,411,000	—		52,411,000

Totals	—	$759,543,510	—	†	$759,543,510

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

AllianzGI Water Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21

Investments in Securities – Assets
Common Stock	$855,841,949	—	—	$855,841,949
Repurchase Agreements	—	$6,342,000	—	6,342,000

Totals	$855,841,949	$6,342,000	—	$862,183,949

NFJ Emerging Markets Value Fund:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21

Investments in Securities – Assets
Common Stock	$145,347,908	—	—	$145,347,908
Preferred Stock	7,986,300	—	—	7,986,300
Repurchase Agreements	—	$3,475,000	—	3,475,000

Totals	$153,334,208	$3,475,000	—	$156,809,208

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended March 31, 2021, was as follows:

AllianzGI Core Plus Bond Fund:

	Beginning Balance 9/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/21

Investments in Securities – Assets
Asset-Backed Securities	—	$705,000	—	—	—	$75	—	—	$705,075

AllianzGI Global Allocation Fund:

	Beginning Balance 9/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/21

Investments in Securities – Assets
U.S. Government Agency Securities	—	$3,753,000	—	—	—	$(108,169)	—	—	$3,644,831
Common Stock	—	1,037	—	—	—	(1,031)	—	—	6
Asset-Backed Securities	—	1,220,000	—	—	—	129	—	—	1,220,129

Totals	—	$4,974,037	—	—	—	$(109,071)	—	—	$4,864,966

AllianzGI High Yield Bond Fund:

	Beginning Balance 9/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/21

Investments in Securities – Assets
Corporate Bonds & Notes	$2,765,699	$175,660	$(5,360,378)	$14,594	$(3,074,081)	$5,478,509	—	—	$3
Preferred Stock	4,799,228	—	—	—	—	1,362,478	—	—	6,161,706
Common Stock	34,810	3,454,238	—	—	—	(2,637,963)	—	—	851,085
Warrants	16,255	—	—	—	—	(16,254)	—	—	1

Totals	$7,615,992	$3,629,898	$(5,360,378)	$14,594	$(3,074,081)	$4,186,770	—	—	$7,012,795

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2021:

AllianzGI High Yield Bond Fund:

	Ending Balance at 3/31/21	Valuation Technique Used	Unobservable Inputs	Input Values

Investments in Securities – Assets
Preferred Stock:
Media	$6,161,706	Market and Company Comparables	EV Multiples	1.63x (0.45x – 4.99x)
			Illiquidity Discount	(25% – 55%)

Common Stock:
Aerospace and Defense	$80,276	Market and Company Comparables	EV Multiples	1.17x (0.72x – 2.32x) 11.93x (5.44x – 46x) 1.02x (0.51x – 1.38x)
			M&A Transaction Multiples Illiquidity Discount	0.86x (0.41x – 1.96x) 40%
Banks	$1	Market and Company Comparables	EV Multiples	1.32x (0.33x – 2.52x) 7.39x (3.03x – 11.39x) 0.57x (0.22x – 0.93x)
			Illiquidity Discount	20%

*	Other financial instruments are derivatives, such as futures contracts, swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.
†	Actual amount rounds to less than $1.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at March 31, 2021 was:

AllianzGI Core Plus Bond Fund	$75
AllianzGI Global Allocation Fund	(109,071)
AllianzGI High Yield Bond Fund	(1,291,739)

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceeds their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Funds may be subject to excise tax based on distributions to shareholders.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the Funds’ income tax returns for the prior three years, as applicable, remain subject to examination by the relevant tax jurisdictions (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E.	Convertible Securities

Certain Funds’ may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

F.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

G.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

H.	Securities Traded on a To-Be-Announced Basis

Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

I.	Leveraged Loans

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of March 31, 2021, the Funds did not hold any unfunded loan commitments.

J.	Repurchase Agreements

Certain Funds are parties to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements include provisions for initiation of repurchase transactions, income payments, events of default, and maintenance of collateral.

The Funds enter into transactions, under the Master Repo Agreements, with their custodian bank or securities brokerage firms whereby they purchase securities under agreements (i.e., repurchase agreements) to resell such securities at an agreed upon price and date. The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. The collateral that is pledged (i.e. the securities received by the Funds), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until the maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require

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that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults under the Master Repo Agreements and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. The gross values are included in the Funds’ Schedules of Investments. As of March 31, 2021, the value of the related collateral exceeded the value of the repurchase agreements for each Fund.

K.	Warrants

The Funds may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

Note 3. Derivative Financial Instruments and Transactions

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A.	Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.

During the fiscal period, the AllianzGI Core Plus Bond Fund, AllianzGI Global Allocation Fund, AllianzGI Global Dynamic Allocation Fund and AllianzGI Preferred Securities and Income Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B.	Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the fiscal period, the AllianzGI Global Sustainability Fund, AllianzGI International Small-Cap Fund and AllianzGI Water Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

C.	Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

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When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the fiscal period, the Funds did not enter into options contracts.

D.	Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Deposits with brokers for derivatives collateral”.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

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MARCH 31, 2021

During the fiscal period, the AllianzGI Core Plus Bond Fund, AllianzGI Global Allocation Fund, AllianzGI Global Dynamic Allocation Fund and AllianzGI Preferred Securities and Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the fiscal period, AllianzGI Global Dynamic Allocation Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the fiscal period, the Funds did not utilize interest rate swaps.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

During the fiscal period, the Funds did not utilize inflation swaps.

Variance swaps –Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the fiscal period, the AllianzGI Global Dynamic Allocation Fund utilized variance swaps to capitalize on volatility in the equity markets.

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MARCH 31, 2021

The following is a summary of derivative instruments categorized by primary risk exposure, presented in the financial statements as of March 31, 2021:

The effect of derivatives on the Statements of Assets and Liabilities at March 31, 2021:

AllianzGI Core Plus Bond Fund:	Primary Risks
Location	Interest Rate Contracts	Credit Contracts	Total

Asset derivatives:
Unrealized appreciation of swaps**	—	$122	$122

Unrealized appreciation on futures contracts*	$133,486	—	133,486

Total asset derivatives	$133,486	$122	$133,608

Liability derivatives:
Unrealized depreciation of swaps**	—	$(19,571)	$(19,571)

Unrealized depreciation on futures contracts*	$(63,508)	—	(63,508)

Total liability derivatives	$(63,508)	$(19,571)	$(83,079)

*

Included in net unrealized appreciation of $69,978 on futures contracts as reported in the Fund’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities

**

Included in net unrealized depreciation of $19,449 on swaps as reported in the Fund’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities.

AllianzGI Global Allocation Fund:	Primary Risks
Location	Market Price	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of swaps**	—	—	$10,257	—	$10,257

Unrealized appreciation on futures contracts*	$161,218	$684,491	—	$355,141	1,200,850

Total asset derivatives	$161,218	$684,491	$10,257	$355,141	$1,211,107

Liability derivatives:
Unrealized depreciation of swaps**	—	—	$(2,514)	—	$(2,514)

Unrealized depreciation on futures contracts*	$(96,641)	$(105,101)		$(36,885)	(238,627)

Total liability derivatives	$(96,641)	$(105,101)		$(36,885)	$(241,141)

*

Included in net unrealized appreciation of $962,223 on futures contracts as reported in the Fund’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities.

**

Included in net unrealized appreciation of $7,743 on swaps as reported in the Fund’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities.

AllianzGI Global Dynamic Allocation Fund:	Primary Risks
Location	Market Price	Interest Rate Contracts	Credit Contracts	Total

Asset derivatives:
Unrealized appreciation of swaps	$67,620	—	$—	$67,620

Unrealized appreciation on futures contracts*	107,784	$3,528	—	111,312

Total asset derivatives	$175,404	$3,528	$—	$178,932

Liability derivatives:
Unrealized depreciation of swaps**	—	—	$(525)	$(525)

Unrealized depreciation on futures contracts*	$(14,998)	$(7,753)	—	(22,751)

Total liability derivatives	$(14,998)	$(7,753)	$(525)	$(23,276)

*

Included in net unrealized appreciation of $88,561 on futures contracts as reported in the Fund’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities.

**	Included in net unrealized depreciation of $525 on swaps as reported in the Fund’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities.

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MARCH 31, 2021

AllianzGI Preferred Securities and Income Fund:	Primary Risks
Location	Interest Rate Contracts	Credit Contracts	Total

Asset derivatives:
Unrealized appreciation on swap contracts**	—	$8,123	$8,123

Liability derivatives:
Unrealized depreciation on futures contracts*	$(4,546)	—	$(4,546)

Unrealized depreciation on swap contracts**	—	$(445)	(445)

Total liability derivatives	$(4,546)	$(445)	$(4,991)

*

Included in net unrealized depreciation of $4,546 on futures contracts as reported in the Fund’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities.

**

Included in net unrealized appreciation of $7,678 on swaps as reported in the Fund’s Notes to Schedule of Investments. Only variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivatives on the Statements of Operations for the six months ended March 31, 2021:

AllianzGI Core Plus Bond Fund:	Primary Risks
Location	Interest Rate Contracts	Credit Contracts	Total

Net realized loss on:
Futures contracts	$(235,342)	—	$(235,342)

Swaps	—	$(155,553)	(155,553)

Total net realized loss	$(235,342)	$(155,553)	$(390,895)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$117,658	—	$117,658

Swaps	—	$312,029	$312,029

Total net change in unrealized appreciation/depreciation	$117,658	$312,029	$429,687

AllianzGI Global Allocation Fund:	Primary Risks
Location	Market Price	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total

Net realized gain (loss) on:
Futures contracts	$7,349,577	$(741,723)	—	$128,486	$6,736,340

Swaps	—	—	$(21,150)	—	(21,150)

Total net realized gain (loss)	$7,349,577	$(741,723)	$(21,150)	$128,486	$6,715,190

Net change in unrealized appreciation/depreciation of:
Futures contracts	$276,908	$488,453	—	$289,796	$1,055,157

Swaps	—	—	$6,192	—	6,192

Total net change in unrealized appreciation/depreciation	$276,908	$488,453	$6,192	$289,796	$1,061,349

AllianzGI Global Dynamic Allocation Fund:	Primary Risks
Location	Market Price	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total

Net realized gain (loss) on:
Futures contracts	$2,779,721	$(99,128)	—	$(175,546)	$2,505,047

Swaps	182,622	—	$(24,236)	—	158,386

Total net realized gain (loss)	$2,962,343	$(99,128)	$(24,236)	$(175,546)	$2,663,433

Net change in unrealized appreciation/depreciation of:
Futures contracts	$234,276	$(21,652)	—	$523	$213,147

Swaps	57,869	—	$(987)	—	56,882

Total net change in unrealized appreciation/depreciation	$292,145	$(21,652)	$(987)	$523	$270,029

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MARCH 31, 2021

AllianzGI Global Sustainability Fund:	Primary Risks
Location	Foreign Exchange Contracts

Net realized gain on:
Forward foreign currency contracts	$1,243

AllianzGI International Small-Cap Fund:	Primary Risks
Location	Foreign Exchange Contracts

Net realized gain on:
Forward foreign currency contracts	$854

Net change in unrealized appreciation/depreciation of:
Forward foreign currency contracts	$(283)

AllianzGI Preferred Securities and Income Fund:	Primary Risks
Location	Interest Rate Contracts	Credit Contracts	Total

Net realized loss on:
Futures contracts	$(3,153)	—	$(3,153)

Swaps	—	$(151,511)	(151,511)

Total net realized loss	$(3,153)	$(151,511)	$(154,664)

Net change in unrealized appreciation/depreciation of:
Futures contracts	$(4,683)	—	$(4,683)

Swaps contracts	—	$132,791	132,791

Total net change in unrealized appreciation/depreciation	$(4,683)	$132,791	$128,108

AllianzGI Water Fund:	Primary Risks
Location	Foreign Exchange Contracts

Net realized gain on:
Forward foreign currency contracts	$91

The monthly average values (unless otherwise specified) of the derivatives held by the Funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the six months ended March 31, 2021.

	Forward Foreign Currency Contracts(1)				Futures Contracts(2)		Credit Default Swap Agreements(3)		Total Return Swap Agreements(3)
	Purchased		Sold		Long	Short	Buy	Sell

AllianzGI Core Plus Bond Fund	—		—		41	36	$10,492	$10,322	—
AllianzGI Global Allocation Fund	—		—		876	140	5,703	5,675	—
AllianzGI Global Dynamic Allocation Fund	—		—		206	36	2,764	2,946	$9
AllianzGI Global Sustainability Fund	—	†	—		—	—	—	—	—
AllianzGI International Small-Cap Fund	$22,581		$7,110		—	—	—	—	—
AllianzGI Preferred Securities and Income Fund	—		—		3	—	1,473	1,421	—
AllianzGI Water Fund	—		—	†	—	—	—	—	—

†	Fund had derivative activity during the period but did not have open positions at any month-end in the period.
(1)	U.S. $ value on origination date.
(2)	Number of contracts.
(3)	Notional amount (in thousands).

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C.	Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

The following table presents by counterparty, the AllianzGI Global Dynamic Allocation Fund’s derivative assets and liabilities net of related collateral held by the Fund at March 31, 2021 which has not been offset in the Statements of Assets and Liabilities, but would be available for offset to the extent of a default by the counterparty to the transaction.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument/ Derivative Offset	Cash Collateral Received	Net Amount
Swaps:
UBS AG	$67,620	$—	$—	$67,620

Note 4. Investment Advisory Fees and Related Party Transactions

A.	Investment Adviser and Subadviser

Effective February 1, 2021, Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers. The Funds’ subadvisers are Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), and NFJ Investment Group, LLC, a newly formed indirect, wholly-owned subsidiary of Virtus the portfolio management team of which was previously employed by AllianzGI U.S.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Advisory Fee

AllianzGI Convertible Fund	0.57%
AllianzGI Core Plus Bond Fund	0.30
AllianzGI Emerging Markets Consumer Fund	0.85
AllianzGI Global Allocation Fund	0.70
AllianzGI Global Dynamic Allocation Fund	0.70
AllianzGI Global Sustainability Fund	0.80
AllianzGI High Yield Bond Fund	0.48
AllianzGI International Small-Cap Fund	1.00
AllianzGI Preferred Securities and Income Fund	0.45
AllianzGI Short Duration High Income Fund	0.48
AllianzGI Water Fund	0.95
NFJ Emerging Markets Value Fund	0.85

Prior to February 1, 2021, the Funds paid monthly advisory fees to AllianzGI U.S., in its former capacity as investment adviser to the funds, at the same annual rates.

B.	Expense Limitations

The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

	Expense Limitations
	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

AllianzGI Convertible Fund	0.96%	1.73%	1.15%	0.71%	0.71%	N/A	0.93%
AllianzGI Core Plus Bond Fund	N/A	N/A	N/A	0.35	0.30	0.25%	N/A
AllianzGI Emerging Markets Consumer Fund	1.40	N/A	N/A	N/A	1.05	N/A	N/A
AllianzGI Global Allocation Fund	0.52	1.27	0.72	0.32	0.29	0.22	0.47
AllianzGI Global Dynamic Allocation Fund	0.82	1.58	1.18	0.68	0.54	0.54	0.79
AllianzGI Global Sustainability Fund	0.94	N/A	N/A	0.79	0.69	N/A	N/A
AllianzGI High Yield Bond Fund	1.12	1.81	1.52	0.80	0.83	N/A	1.00
AllianzGI International Small-Cap Fund	1.25	2.00	1.59	1.10	1.04	1.00	N/A
AllianzGI Preferred Securities and Income Fund	N/A	N/A	N/A	0.60	0.55	0.50	N/A
AllianzGI Short Duration High Income Fund	0.86	1.11	N/A	0.65	0.60	0.55	N/A
AllianzGI Water Fund	1.22	1.97	N/A	0.94	0.93	N/A	N/A
NFJ Emerging Markets Value Fund	1.14	1.89	N/A	0.99	0.89	N/A	N/A

The exclusions include interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment or renewal expenses on credit or redemption facilities), taxes, extraordinary, unusual or infrequently occurring expenses (such as litigation), brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses incurred indirectly through investment in one or more investment companies, and dividend expenses, if any.

Prior to February 1, 2021, the Funds were contractually limited to:

	Management Fee Waiver	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

AllianzGI Convertible Fund	N/A	0.96%	1.73%	1.17%	0.74%	0.71%	N/A	0.93%
AllianzGI Core Plus Bond Fund	N/A	N/A	N/A	N/A	0.35	0.30	0.25%	N/A
AllianzGI Emerging Markets Consumer Fund	N/A	1.39	N/A	N/A	N/A	1.05	N/A	N/A
AllianzGI Global Allocation Fund	0.55%	1.01	1.76	1.21	0.81	0.74	0.71	0.96
AllianzGI Global Dynamic Allocation Fund	0.55	1.01	1.78	1.38	0.84	0.74	0.74	0.99
AllianzGI Global Sustainability Fund	N/A	0.94	N/A	N/A	0.79	0.69	N/A	N/A
AllianzGI High Yield Bond Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AllianzGI International Small-Cap Fund	N/A	1.25	2.00	1.59	1.10	1.04	1.00	N/A
AllianzGI Preferred Securities and Income Fund	N/A	N/A	N/A	N/A	0.60	0.55	0.50	N/A
AllianzGI Short Duration High Income Fund	N/A	0.86	1.11	N/A	0.65	0.60	0.55	N/A
AllianzGI Water Fund	N/A	1.22	1.97	N/A	0.94	0.93	N/A	N/A
NFJ Emerging Markets Value Fund	N/A	1.14	1.89	N/A	0.98	0.89	N/A	N/A

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

C.	Expense Recapture

Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. Any expenses recaptured for expenses reimbursed or fees waived prior to February 1, 2021, will be paid to AllianzGI U.S. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2021	2022	2023	2024	Totals

AllianzGI Convertible Fund	$—	$—	$—	$302,268	$302,268
AllianzGI Core Plus Bond Fund	180,862	292,997	287,267	134,655	895,781
AllianzGI Emerging Markets Consumer Fund	82,270	104,650	166,775	95,695	449,390
AllianzGI Global Allocation Fund	—	4,732	519,276	367,310	891,318
AllianzGI Global Dynamic Allocation Fund	457,777	535,503	683,542	297,992	1,974,814
AllianzGI Global Sustainability Fund	139,780	186,454	441,367	306,090	1,073,691
AllianzGI High Yield Bond Fund	—	—	—	18,159	18,159
AllianzGI International Small-Cap Fund	190,541	530,473	372,809	205,047	1,298,870
AllianzGI Preferred Securities and Income Fund	151,931	223,469	178,890	88,253	642,543
AllianzGI Short Duration High Income Fund	—	—	280,880	275,242	556,122
AllianzGI Water Fund	—	767,632	1,242,119	827,321	2,837,072
NFJ Emerging Markets Value Fund	377,554	488,649	522,849	295,373	1,684,425

During the period ended March 31, 2021, the Adviser recaptured expenses previously waived for the following Funds:

AllianzGI Convertible Fund	$33,531

D.	Distributor

Effective February 1, 2021, VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the 2 months ended March 31, 2021, it retained net commissions of $58,788 for Class A shares and CDSC of $1,251 and $3,256 for Class A shares and Class C shares, respectively. Prior to February 1, 2021, Allianz Global Investors Distributors LLC, the former Distributor, served as the principal underwriter of each class of the Trust’s shares.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, and 1.00% for Class C shares (0.90% for AllianzGl High Yield Bond Fund and 0.50% for AllianzGI Short Duration High Income Fund), and 0.50% for Class R shares. Administrative Class shares pay a 0.25% Administrative Distribution fee; Institutional Class shares, Class R6 shares, Class P shares and Administrative Class shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

Effective February 1, 2021, Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

Prior to February 1, 2021, in its capacity as investment adviser to the Funds during the period, in addition to its investment advisory services, AllianzGI U.S. provided administrative services to the Funds.

Prior to February 1, 2021, State Street Bank and Trust Company served as transfer agent to the Funds.

For the period ended March 31, 2021, the Funds incurred administration fees totaling $822,577, which are included in the Statements of Operations within the line item “Administration.” The fees are calculated daily and paid monthly.

For the period ended March 31, 2021, the Funds incurred transfer agent fees totaling $539,741, which are included in the Statements of Operations within the line item “Transfer agent.” The fees are calculated daily and paid monthly.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

F.	Investments in Affiliates

A summary of the total long-term and short-term purchases and sales of the affiliated underlying funds during the period ended March 31, 2021, is as follows:

AllianzGI Global Allocation Fund:
	Market Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Market Value 3/31/2021	Dividend Income	Shares as of 3/31/2021	Net Realized Gain (Loss)	Net Capital Gain Distributions Received

AllianzGI Best Styles Global Managed Volatility Fund	$26,045,195	$2,595,771	$26,829,292	$(1,386,747)	$—	$951,902	—	$(424,927)	$1,643,869
AllianzGI Global Sustainability Fund	105,061,149	3,234,854	31,431,820	4,750,207	87,365,832	823,739	3,678,561	5,751,442	2,411,115
AllianzGI Green Bond Fund	24,369,005	28,968	24,876,097	(636,135)	—	28,968	—	1,114,259	—
AllianzGI PerformanceFee Managed Futures Strategy Fund	24,606,249	2,983,065	27,920,715	4,341,262	—	565,065	—	(4,009,861)	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	2,479,359	—	—	43,281	2,522,640	21,620	46,000	—	—

Totals	$182,560,957	$8,842,658	$111,057,924	$7,111,868	$89,888,472	$2,391,294	3,724,561	$2,430,913	$4,054,984

AllianzGI Global Dynamic Allocation Fund:
	Market Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Market Value 3/31/2021	Dividend Income	Shares as of 3/31/2021	Net Realized Gain (Loss)	Net Capital Gain Distributions Received

AllianzGI International Growth Fund	$4,190,727	$4,257,232	$4,549,608	$(1,351,046)	$—	$120,690	—	$(2,547,305)	$4,136,542

AllianzGI High Yield Bond Fund:
	Market Value 9/30/2020		Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Market Value 3/31/2021	Dividend Income	Shares as of 3/31/2021	Net Realized Gain (Loss)	Net Capital Gain Distributions Received
CCF Holdings LLC Class B	$—	*	$—	$—	$1	$1	$—	7,143	$—	$—
LiveStyle, Inc., Ser B	4,399,764		—	—	1,358,336	5,758,100	—	57,581	—	—

Totals	$4,399,764		$—	$—	$1,358,337	$5,758,101	$—	64,724	$—	$—

*	Actual amount rounds to less than $1.

G.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2021.

In calendar year 2018 and certain prior periods, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with AllianzGI U.S. had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by the such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2019, and all Trustee fees earned with respect to service in calendar year 2019 and 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.

In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in prior periods, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

Note 5. Purchases and Sales of Securities

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2021, were as follows:

	Purchases	Sales

AllianzGI Convertible Fund	$2,083,255,950	$1,640,049,750
AllianzGI Core Plus Bond Fund	35,713,696	31,417,323
AllianzGI Emerging Markets Consumer Fund	5,720,675	30,354,489
AllianzGI Global Allocation Fund	144,322,001	166,567,319
AllianzGI Global Dynamic Allocation Fund	42,338,635	34,583,426
AllianzGI Global Sustainability Fund	28,142,416	75,838,218
AllianzGI High Yield Bond Fund	64,074,589	85,522,075
AllianzGI International Small-Cap Fund	19,089,735	27,640,617
AllianzGI Preferred Securities and Income Fund	11,724,662	17,543,205
AllianzGI Short Duration High Income Fund	252,484,290	368,756,965
AllianzGI Water Fund	256,943,557	203,911,426
NFJ Emerging Markets Value Fund	58,289,804	56,681,657

Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2021, were as follows:

	Purchases	Sales

AllianzGI Core Plus Bond Fund	$73,243,225	$67,214,894
AllianzGI Global Allocation Fund	165,897,978	118,961,171
AllianzGI Global Dynamic Allocation Fund	6,408,979	6,380,135
AllianzGI Preferred Securities and Income Fund	131,301	—

Note 6. Capital Share Transactions

	AllianzGI Convertible Fund				AllianzGI Core Plus Bond Fund

	Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020		Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold:
Class A	3,663,139	$162,364,426	5,360,325	$176,137,365	—	$—	—	$—
Class C	595,831	26,744,676	1,496,827	49,314,122	—	—	—	—
Class R	22,077	1,020,896	1,780	62,067	—	—	—	—
Class P	5,896,894	252,434,121	13,169,157	406,955,186	—	—	—	—
Institutional Class	12,274,202	529,122,069	22,968,199	718,717,185	—	—	1,592	25,984
Class R6	—	—	—	—	713,458	11,160,185	135,169	2,172,549
Administrative Class	266,638	11,074,420	345,848	12,318,017	—	—	—	—

Issued in reinvestment of dividends and distributions:
Class A	427,790	18,749,871	120,304	3,677,305	—	—	—	—
Class C	154,984	6,909,177	63,483	1,943,210	—	—	—	—
Class R	464	21,312	215	6,786	—	—	—	—
Class P	933,305	39,547,982	335,211	9,975,702	65	1,026	45	693
Institutional Class	2,086,451	89,580,266	770,836	23,162,256	213	3,330	56	875
Class R6	—	—	—	—	286,162	4,475,312	234,541	3,642,611
Administrative Class	32,314	1,398,098	1,655	55,241	—	—	—	—

Cost of shares redeemed:
Class A	(1,326,557)	(58,823,574)	(1,289,181)	(41,935,176)	—	—	—	—
Class C	(446,327)	(20,513,084)	(744,408)	(24,393,928)	—	—	—	—
Class R	(1,809)	(75,372)	(66)	(2,220)	—	—	—	—
Class P	(3,562,180)	(153,940,254)	(4,393,435)	(132,223,296)	—	—	—	—
Institutional Class	(6,050,565)	(263,314,701)	(9,114,615)	(290,448,061)	—	—	—	—
Class R6	—	—	—	—	(227,905)	(3,559,428)	(1,013,547)	(16,280,298)
Administrative Class	(118,428)	(5,259,998)	(17,557)	(551,039)	—	—	—	—

Net increase (decrease) resulting from Fund share transactions	14,848,223	$637,040,331	29,074,578	$912,770,722	771,993	$12,080,425	(642,144)	$(10,437,586)

— May reflect actual amounts rounding to less than $1 or less than 1 share.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

	AllianzGI Emerging Markets Consumer Fund				AllianzGI Global Allocation Fund

	Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020		Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold:
Class A	1,675	$29,746	4,191	$60,222	496,004	$5,638,533	339,921	$3,633,733
Class C	—	—	—	—	22,146	260,546	97,235	1,083,076
Class P	—	—	—	—	152,679	1,706,592	354,618	3,696,965
Institutional Class	38,176	689,473	41,628	611,237	164,949	1,870,716	441,421	4,729,055
Class R6	—	—	—	—	3,871,843	43,687,463	3,422,749	35,014,173
Administrative Class	—	—	—	—	131	1,520	180	1,874

Issued in reinvestment of dividends and distributions:
Class A	165	2,757	31	457	218,490	2,470,856	342,737	3,622,560
Class C	—	—	—	—	13,911	163,949	33,633	369,764
Class R	—	—	—	—	127	1,411	178	1,863
Class P	—	—	—	—	15,509	172,454	25,204	262,712
Institutional Class	24,953	421,963	26,628	387,702	56,291	631,597	51,338	538,566
Class R6	—	—	—	—	1,351,315	14,768,303	2,365,902	24,243,636
Administrative Class	—	—	—	—	147	1,720	195	2,124

Cost of shares redeemed:
Class A	(136)	(2,288)	(4,833)	(68,848)	(526,860)	(5,992,519)	(953,519)	(10,095,495)
Class C	—	—	—	—	(103,929)	(1,238,654)	(384,010)	(4,208,450)
Class P	—	—	—	—	(150,551)	(1,688,354)	(453,965)	(4,754,739)
Institutional Class	(1,512,695)	(25,471,034)	(738,026)	(9,371,678)	(153,472)	(1,734,253)	(170,252)	(1,748,395)
Class R6	—	—	—	—	(3,000,819)	(33,312,584)	(11,129,047)	(116,406,025)
Administrative Class	—	—	—	—	(127)	(1,536)	(15)	(145)

Net increase (decrease) resulting from Fund share transactions	(1,447,862)	$(24,329,383)	(670,381)	$(8,380,908)	2,427,784	$27,407,760	(5,615,497)	$(60,013,148)

	AllianzGI Global Dynamic Allocation Fund				AllianzGI Global Sustainability Fund

	Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020		Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold:
Class A	41,088	$656,863	22,644	$418,515	78,599	$1,773,541	61,722	$1,167,236
Class C	371	6,237	7,118	130,239	—	—	—	—
Class R	2	47	481	8,692	—	—	—	—
Class P	9,309	154,150	5	100	428,547	9,599,258	738,742	14,120,188
Institutional Class	46,078	806,329	171,561	3,130,127	234,988	5,447,306	8,161,406	155,933,618
Class R6	61,808	1,023,519	560,123	10,325,676	—	—	—	—

Issued in reinvestment of dividends and distributions:
Class A	26,648	409,579	9,553	176,628	3,538	79,260	1,364	26,611
Class C	9,496	142,910	3,517	63,940	—	—	—	—
Class R	400	6,265	588	10,836	—	—	—	—
Class P	1,204	19,138	247	4,691	44,673	1,008,277	24,998	490,968
Institutional Class	211,624	3,318,257	53,944	1,011,445	177,303	4,085,052	128,204	2,565,366
Class R6	545,248	8,451,342	650,162	11,995,496	—	—	—	—
Administrative Class	462	7,071	133	2,455	—	—	—	—

Cost of shares redeemed:
Class A	(10,921)	(182,989)	(47,002)	(815,174)	(4,182)	(94,732)	(30,523)	(593,953)
Class C	(2,790)	(46,789)	(13,160)	(236,423)	—	—	—	—
Class R	(1,087)	(20,788)	(5,052)	(88,971)	—	—	—	—
Class P	(487)	(8,136)	(597,472)	(11,737,306)	(1,566,771)	(35,821,720)	(600,117)	(11,854,461)
Institutional Class	(114,890)	(2,005,139)	(58,640)	(1,075,288)	(1,883,084)	(44,802,648)	(2,296,682)	(47,935,669)
Class R6	(97,549)	(1,681,629)	(6,192,616)	(116,362,314)	—	—	—	—

Net increase (decrease) resulting from Fund share transactions	726,014	$11,056,237	(5,433,866)	$(103,036,636)	(2,486,389)	$(58,726,406)	6,189,114	$113,919,904

— May reflect actual amounts rounding to less than $1 or less than 1 share.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

	AllianzGI High Yield Bond Fund				AllianzGI International Small-Cap Fund

	Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020		Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold:
Class A	326,049	$2,835,501	427,233	$3,690,470	15,778	$632,156	14,308	$462,738
Class C	11,494	98,373	71,535	609,436	133	5,126	220	6,784
Class R	46,099	378,545	98,536	792,854	4,730	170,935	6,214	181,010
Class P	71,473	592,788	350,233	2,857,637	5,590	221,962	19,186	581,477
Institutional Class	548,263	4,532,757	3,084,998	25,393,732	44,487	1,856,363	77,726	2,457,518
Class R6	—	—	—	—	122,210	4,989,353	360,781	11,900,362
Administrative Class	21	163	458	3,831	—	—	—	—

Issued in reinvestment of dividends and distributions:
Class A	56,406	491,655	127,293	1,077,155	1,080	42,453	1,918	66,312
Class C	8,920	77,551	19,800	167,197	142	5,364	36	1,196
Class R	834	6,910	3,194	25,779	330	12,095	610	19,726
Class P	26,505	219,461	73,485	594,620	3,183	124,608	6,420	220,655
Institutional Class	160,857	1,340,062	486,601	3,937,877	11,600	469,807	15,974	569,471
Class R6	—	—	—	—	10,737	430,983	19,547	690,384
Administrative Class	91	761	176	1,419	—	—	—	—

Cost of shares redeemed:
Class A	(454,071)	(3,935,533)	(1,164,633)	(10,073,406)	(22,813)	(900,714)	(61,009)	(1,973,484)
Class C	(175,387)	(1,538,327)	(176,870)	(1,533,669)	(11,496)	(450,103)	(9,731)	(304,284)
Class R	(84,052)	(690,943)	(114,949)	(931,552)	(9,293)	(347,493)	(14,912)	(406,822)
Class P	(914,730)	(7,616,331)	(582,812)	(4,727,469)	(26,826)	(1,034,786)	(329,810)	(10,374,948)
Institutional Class	(2,119,583)	(17,699,863)	(6,151,897)	(50,574,719)	(96,440)	(3,908,607)	(412,505)	(14,070,174)
Class R6	—	—	—	—	(188,817)	(7,448,017)	(397,418)	(12,984,001)
Administrative Class	(13)	(107)	(197)	(1,644)	—	—	—	—

Net decrease resulting from Fund share transactions	(2,490,824)	$(20,906,577)	(3,447,816)	$(28,690,452)	(135,685)	$(5,128,515)	(702,445)	$(22,956,080)

	AllianzGI Preferred Securities and Income Fund				AllianzGI Short Duration High Income Fund

	Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020		Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold:
Class A	—	$—	—	$—	2,242,897	$32,691,480	5,584,271	$79,619,684
Class C	—	—	—	—	521,059	7,543,925	1,833,843	26,112,022
Class R	—	—	—	—	—	—	—	—
Class P	—	—	—	—	1,573,710	22,661,285	69,044,554	992,957,066
Institutional Class	47,446	746,485	851,446	12,388,519	2,643,881	37,912,312	14,160,445	199,832,491
Class R6	65,967	1,012,513	408,622	6,296,938	970,881	13,925,383	2,853,830	38,291,378

Issued in reinvestment of dividends and distributions:
Class A	—	—	—	—	296,533	4,292,356	396,028	5,521,281
Class C	—	—	—	—	170,486	2,469,862	292,482	4,076,736
Class R	—	—	—	—	—	—	—	—
Class P	21	327	51	777	457,492	6,579,635	1,519,206	21,455,898
Institutional Class	12,566	195,239	19,713	289,805	703,297	10,096,800	1,287,104	17,827,310
Class R6	28,145	436,781	75,305	1,119,376	73,597	1,054,436	153,825	2,118,099

Cost of shares redeemed:
Class A	—	—	—	—	(2,044,894)	(29,615,078)	(5,520,989)	(75,974,850)
Class C	—	—	—	—	(1,301,708)	(18,906,043)	(3,641,283)	(50,732,741)
Class R	—	—	—	—	—	—	—	—
Class P	—	—	—	—	(4,379,240)	(62,727,824)	(86,028,179)	(1,196,629,668)
Institutional Class	(149,550)	(2,309,364)	(545,140)	(8,319,097)	(5,756,618)	(82,552,012)	(21,663,814)	(294,426,028)
Class R6	(383,512)	(5,916,030)	(209,238)	(3,158,047)	(2,075,100)	(29,960,737)	(3,281,051)	(44,779,688)

Net increase (decrease) resulting from Fund share transactions	(378,917)	$(5,834,049)	600,759	$8,618,271	(5,903,727)	$(84,534,220)	(23,009,728)	$(274,731,010)

— May reflect actual amounts rounding to less than $1 or less than 1 share.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

	AllianzGI Water Fund				NFJ Emerging Markets Value Fund

	Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020		Six Months ended March 31, 2021 (unaudited)		Year ended September 30, 2020

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold:
Class A	1,469,838	$29,030,622	3,111,235	$52,000,961	94,505	$1,995,138	319,555	$5,098,352
Class C	290,338	5,412,760	422,568	6,789,056	3,975	80,599	1,799	30,042
Class P	1,658,619	32,594,101	3,909,541	63,391,353	163,085	3,456,025	364,179	5,920,668
Institutional Class	2,839,630	54,896,325	5,086,870	81,465,602	498,129	10,472,885	2,326,621	36,701,280

Issued in reinvestment of dividends and distributions:
Class A	148,456	2,884,491	277,313	4,678,272	5,734	116,811	9,568	162,847
Class C	48,196	888,255	89,591	1,443,306	21	430	320	5,560
Class P	169,680	3,300,276	258,241	4,359,113	5,559	112,355	3,857	65,991
Institutional Class	236,483	4,505,010	328,413	5,435,229	67,009	1,355,227	82,910	1,388,250

Cost of shares redeemed:
Class A	(1,109,843)	(21,839,644)	(2,902,541)	(46,929,908)	(107,357)	(2,211,685)	(430,708)	(6,650,798)
Class C	(396,242)	(7,436,500)	(1,574,139)	(24,807,639)	(9,412)	(186,080)	(10,576)	(178,519)
Class P	(1,395,224)	(27,408,761)	(3,424,732)	(54,723,672)	(52,262)	(1,059,027)	(99,730)	(1,631,048)
Institutional Class	(1,685,260)	(32,290,775)	(3,134,461)	(49,299,250)	(742,577)	(15,253,882)	(1,836,620)	(29,433,031)

Net increase (decrease) resulting from Fund share transactions	2,274,671	$44,536,160	2,447,899	$43,802,423	(73,591)	$(1,121,204)	731,175	$11,479,594

Note 7. 10% Shareholders

As of March 31, 2021, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	Unaffiliated		Affiliated
	Number of Account Holders	Approximate Ownership	Number of Account Holders	Approximate Ownership*	AFI/ Allianz of America**
AllianzGI Convertible Fund	9	80%	—	—	—
AllianzGI Core Plus Bond Fund	—	—	—	—	96%
AllianzGI Emerging Markets Consumer Fund	5	94%	—	—	—
AllianzGI Global Allocation Fund	1	31%	1	45%	—
AllianzGI Global Dynamic Allocation Fund	3	94%	—	—	—
AllianzGI Global Sustainability Fund	2	32%	1	64%	—
AllianzGI High Yield Bond Fund	3	61%	2	17%	—
AllianzGI International Small-Cap Fund	2	76%	—	—	—
AllianzGI Preferred Securities and Income Fund	2	35%	1	18%	44%
AllianzGI Short Duration High Income Fund	8	79%	—	—	—
AllianzGI Water Fund	8	81%	—	—	—
NFJ Emerging Markets Value Fund	2	87%	—	—	—

*	This represents the aggregate percentage of affiliated entities that own 5% or more of the Fund’s outstanding shares. These affiliated entities include funds/portfolios of the Trust.
**	Allianz Funds Investments, Inc. (“AFI”) and Allianz of America, Inc. (“Allianz of America”) are indirect, wholly-owned subsidiaries of Allianz SE.

Note 8. Credit and Market Risk and Asset Concentration

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 9. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

Note 10. Restricted Securities

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2021, any securities that were restricted are footnoted in each Fund’s Schedule of Investments.

Note 11. Redemption Facility and Interfund Lending

The Trust is party to a credit agreement (the “State Street Agreement”), among the Trust and Virtus Investment Trust, as borrowers (collectively, the “Borrowers” and each series thereof, a “Borrower Fund”), and State Street Bank and Trust Company, as agent and lender, for a committed line of credit. The State Street Agreement permits the Borrowers to borrow up to $200 million in aggregate, subject to (i) a requirement that each Borrower Fund’s asset coverage with respect to senior securities representing indebtedness be 300% or higher, and (ii) certain other limitations and conditions. For the period from October 24, 2019 through October 1, 2020, pursuant to the terms of the State Street Agreement then in effect, each Borrower Fund paid interest on any amounts borrowed under the facility at a rate per annum equal to 1.25% plus the higher of the then-current federal funds overnight rate or the one-month LIBOR rate, subject to upward adjustment for outstanding past due payments. The State Street Agreement was extended by an additional 364-day period by an amendment effective October 2, 2020 with an expiration date of October 1, 2021 (the “Amendment”). The Amendment included a change to the investment adviser from Allianz GI U.S. to Virtus Investment Advisers, Inc. to become effective upon the effective date on which the transactions resulting in the investment adviser change shall become effective, which was later determined to be February 1, 2021. In addition, effective October 2, 2020, each Borrower Fund must pay interest on any amounts borrowed under the facility at a rate per annum equal to the sum of (a) 0.10% plus (b) the “applicable margin” of 1.25% plus (c) the higher of the then-current federal funds overnight rate or an overnight bank lending rate. Amounts borrowed may be repaid and reborrowed on a revolving basis during the term of the facility. The Funds did not utilize the line of credit during the period ended March 31, 2021. As discussed in Note 8 above, the Funds may face certain risks and uncertainties insofar as they are exposed to LIBOR.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds are authorized to enter into a master interfund lending agreement (the “Interfund Program”) with each other and certain funds advised by the Adviser (and prior to February 1, 2021, by AllianzGI U.S.) (each a “Participating Fund”). The Interfund Program allows each Participating Fund, whose policies permit it to do so, to lend money directly to and borrow money directly from other Funds for temporary purposes. During the period ended March 31, 2021, the Funds did not participate as a borrower or lender in the Interfund Program.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

Note 12. Federal Income Tax Information

At March 31, 2021, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments and other financial instruments for U.S. federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

AllianzGI Convertible Fund	$2,428,843,370	$509,444,143	$29,969,685	$479,474,458
AllianzGI Core Plus Bond	61,707,937	778,562	787,597	(9,035)
AllianzGI Emerging Markets Consumer	9,217,271	4,989,303	249,596	4,739,707
AllianzGI Global Allocation	261,848,201	22,939,115	3,364,135	19,574,980
AllianzGI Global Dynamic Allocation	43,468,741	6,117,605	854,586	5,263,019
AllianzGI Global Sustainability	93,161,932	30,275,397	832,654	29,442,743
AllianzGI High Yield Bond	75,303,103	4,101,966	7,844,029	(3,742,063)
AllianzGI International Small-Cap	64,977,364	22,956,109	748,841	22,207,268
AllianzGI Preferred Securities and Income	20,015,595	1,077,508	82,612	994,896
AllianzGI Short Duration High Income	771,431,442	18,534,998	30,422,930	(11,887,932)
AllianzGI Water	593,884,139	268,424,461	124,651	268,299,810
NFJ Emerging Markets Value Fund	126,711,443	34,852,455	4,754,690	30,097,765

(1)	Differences, if any, between book and tax cost basis, are primarily attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

As of September 30, 2020, certain Funds have capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. The Funds’ capital loss carryovers are as follows:

	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term

AllianzGI Emerging Markets Consumer Fund	$3,253,018	$434,575	$3,253,018	$434,575
AllianzGI High Yield Bond Fund	5,319,115	26,432,484	5,319,115	26,432,484
AllianzGI Short Duration High Income Fund	17,424,763	48,142,270	17,424,763	48,142,270
NFJ Emerging Markets Value Fund	19,842,900	—	19,842,900	—

Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended September 30, 2020, the following Funds deferred qualified late year losses as follows:

Capital Loss Deferred

AllianzGI Emerging Markets Consumer Fund	$991,048
AllianzGI High Yield Bond Fund	3,274,953
AllianzGI International Small-Cap Fund	181,365
AllianzGI Short Duration High Income Fund	65,427,967
NFJ Emerging Markets Value Fund	2,995,194

Note 13. In-Kind Transactions

During the period ended March 31, 2021, AllianzGI Global Allocation Fund accepted assets from affiliated entities in connection with in-kind transactions. For financial reporting and tax purposes, the cost of contributed securities is equal to the market value of the securities on the date of contribution. The Fund sold 1,948,556 shares in-kind with a value of $25,803,891. The number of shares sold and value are included in the “shares issued” and “Net proceeds from the sale of common stock” on the Statements of Changes in Net Assets.

Note 14. Regulatory Matters and Litigation

From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 15. Recent Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”), No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

VIRTUS STRATEGY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2021

Note 16. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance. Effective May 21, 2021, Class R shares will be converted to Class A shares. Shareholders holding Class R shares will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class R shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion. No purchases may be made into the Class R shares after the close of business on May 17, 2021, provided that the Funds’ transfer agent may make exceptions in its discretion to address operational limitations.

On May 20, 2021, the following Funds declared per-share net investment income dividends to shareholders, payable May 20, 2021 to shareholders of record on May 19, 2021 as follows:

	Class A	Class C	Class R	Class P	Institutional Class	Class R6	Administrative Class

AllianzGI Core Plus Bond Fund	N/A	N/A	N/A	$0.02741	$0.02772	$0.02850	N/A
AllianzGI High Yield Bond Fund	$0.03390	$0.02969	$0.03198	$0.03667	$0.03600	N/A	$0.03498
AllianzGI Preferred Securities and Income Fund	N/A	N/A	N/A	$0.07889	$0.07884	$0.08000	N/A
AllianzGI Short Duration High Income Fund	$0.06000	$0.05763	N/A	$0.06248	$0.06286	$0.06344	N/A

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES OF THE TRUST (Unaudited)

At special joint Contracts Committee meetings held on August 20, 2020 and August 27, 2020, the Independent Trustees considered various proposed agreements in connection with the proposed strategic partnership between Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) and Virtus Investment Partners, Inc. (together with its affiliates, “Virtus”) (the “Agreements”), pursuant to which Virtus would become the investment adviser, distributor and/or administrator for the Funds, with AllianzGI U.S. and/or its portfolio managers continuing to provide portfolio management services in a subadvisory capacity (the “Transition”). For Virtus NFJ Emerging Markets Value Fund, previously managed by the AllianzGI Value Equity team, following the Transition such Fund is being sub-advised by NFJ Investment Group LLC, an affiliate of Virtus to which the former AllianzGI Value Equity Team has moved (the “Virtus Value Equity Subadviser”).

In evaluating the Agreements, the Independent Trustees considered how the Transition would impact the Funds and considered the representations from Virtus and AllianzGI U.S. regarding the potential benefits of their strategic partnership with respect to the Funds. The Independent Trustees inquired whether Virtus and AllianzGI U.S. had specific plans for the future structure of the Funds, whether they planned to propose to eliminate any Funds, and whether there were plans to change the fees or expense structure of any of the Funds. The Independent Trustees considered in this regard that following the Transition there were no changes planned to the current organizational structure of each Fund. They also considered that Virtus had agreed to contractually limit each Fund’s total operating expenses so that, on a net basis, such expenses would be equal to or lower than current net total expenses for at least two years following the effective date of the Transition (the “Closing”).

In addition, the Independent Trustees considered the following in connection with their consideration of the Agreements: (1) the nature, extent, and quality of the services expected to be provided by Virtus, AllianzGI U.S. and the Virtus Value Equity Subadviser; and (2) the fairness of the Agreements. With respect to the nature, extent and quality of the services, the Independent Trustees considered the following, among other factors: (1) Virtus’ experience as a manager of managers of the Virtus funds whose portfolios are managed by subadvisers; (2) the experience of key Virtus personnel responsible for oversight of the Funds; (3) the experience of Virtus and its affiliates in providing administrative and other services, including its oversight of third-party service providers; (4) the quality of the services provided by Virtus and its affiliates to the Virtus funds and the performance history and third-party rankings of those funds; (5) Virtus’ risk management program, including with respect to enterprise, operational and other risks; and (6) Virtus’ representations regarding the soundness of Virtus’ financial condition and its relationship to a large financial services enterprise.

With respect to the fairness of the Agreements, the Independent Trustees considered the following, among other matters: (1) the projected profitability of Virtus and its affiliates from their potential relationship with each Fund; (2) the projected profitability of AllianzGI U.S. and Virtus Value Equity Subadviser, respectively, as applicable, related to becoming a subadviser to a Fund; (3) the pro forma expenses of each Fund following the Transition, including reflecting any proposed changes in service providers to the Funds; (4) the extent to which economies of scale might be realized as each Fund grows and any potential reduction in expenses associated with being part of a larger fund complex; (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund; and (6) any potential “fall-out” benefits from the relationships of Virtus, AllianzGI U.S. and Virtus Value Equity Subadviser with the Funds, such as reputational value derived from serving as the adviser or subadviser to the Funds. In considering the estimate of the projected profitability of Virtus, AllianzGI U.S. and Virtus Value Equity Subadviser from their relationships with each Fund, as applicable, the Boards determined that such profitability was not excessive in light of the nature, scope and quality of services expected to be provided.

Recommendations and other factors considered

In unanimously approving and recommending Shareholder approval of the Agreements, the Independent Trustees concluded, as considered in the context of AllianzGI U.S’s representation that it is exiting the U.S. fund business (except as subadviser), that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its Shareholders. In reaching this determination in the exercise of their business judgment, the Independent Trustees considered the following factors, among others, in addition to those noted above:

(1)

the terms of the Agreements were substantially similar in all material respects to those of the Funds’ pre-Transition investment management agreements and investment advisory agreements, as applicable, which were approved by the Board and Independent Trustees on June 25, 2020 (together, the “pre-Transition IMAs”);

(2)	the various potential benefits of the Transition to the Shareholders of each Fund;

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES OF THE TRUST (Unaudited) (Continued)

(3)

the investment and performance oversight process used by Virtus under its multi-manager model under which it contracts with and oversees affiliated and unaffiliated subadvisers, and its ability to adequately and effectively oversee and perform due diligence on those subadvisers, including AllianzGI U.S. and the Virtus Value Equity Subadviser;

(4)

the structure of the Virtus Value Equity Subadviser as an affiliated manager of Virtus and its access to resources, including Virtus’ investment oversight capabilities, trading and compliance infrastructure;

(5)	the compliance history of Virtus and AllianzGI U.S. and their respective compliance programs, including Virtus’ oversight of the compliance programs of the subadvisers it employs;

(6)

the adequacy of Virtus’ resources to service the Funds, as compared with the resources of AllianzGI U.S., including Virtus’ resources with respect to its investment oversight, legal, compliance, valuation, fund administration and accounting functions, and its commitment to add additional resources to support those areas as necessary with the addition of the Funds to the Virtus fund complex, in connection with and following the Transition;

(7)

the experience of Virtus in managing leverage for open-end and closed-end funds, including its experience with the related compliance issues and testing involved in managing leverage as well as Virtus’ experience dealing with activists in the closed-end funds that they currently manage or have managed;

(8)	the impact on the continued use of leverage on the Funds’ advisory fees which are based on total managed assets and the inherent conflicts involved with the use of leverage;

(9)	there would be no proposed changes to each Fund’s principal investment objectives and strategies as a direct result of the Transition;

(10)	the performance of the Funds relative to comparable funds and unmanaged indices, as reviewed during the Boards’ 2020 annual Section 15(c) renewal process;

(11)

the continuity of the portfolio managers for each of the Funds, the representations from Virtus to AllianzGI U.S. as to the length and terms of the sub-advisory relationship as reflected in the strategic partnership agreement between AllianzGI U.S. and Virtus (the “Strategic Partnership Agreement”), and any impact of the subadvisory arrangements on the retention of those portfolio managers by AllianzGI U.S. or the Virtus Value Equity Subadviser;

(12)	the advisory fees under the Agreements are identical to those paid under the Pre-Transition IMAs;

(13)

information provided by AllianzGI U.S. and Virtus regarding the fees and expense ratios of the Funds relative to comparable funds, as reviewed during the Boards’ 2020 annual Section 15(c) renewal process;

(14)	the fees and expense ratios of any funds or accounts managed by AllianzGI U.S. or Virtus (if any) using a comparable investment strategy to those of the Funds;

(15)

the reasonableness of the proposed “fee split” in the advisory and subadvisory fees, including whether the split in the fee appropriately reflected the services that would be provided by Virtus on the one hand, and the services that would be provided by AllianzGI U.S. or the Virtus Value Equity Subadviser, on the other, and whether the fee split could provide an incentive for Virtus to replace AllianzGI U.S. with an affiliated manager;

(16)

that Virtus has agreed to contractually limit each Fund’s total operating expenses so that, on a net basis, such expenses will be equal to or lower than current net total expenses for at least two years following the Closing, although the Independent Trustees noted that total operating expenses could increase after that date unless the expense limitation agreement is continued;

(17)

the ability to spread fixed costs over a large combined asset base among the funds in the Virtus fund complex, which has the potential to result in a reduction in the per share expenses paid by Shareholders of each Fund over the longer term;

(18)

the commitment of Virtus and AllianzGI U.S. to pay the expenses of each Fund associated with the Transition, including all legal expenses associated with the Transition and the Boards’ approval of the Agreements, as well as the expenses associated with the proxy solicitation, so that Shareholders of the Funds would not have to bear any such expenses;

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES OF THE TRUST (Unaudited) (Continued)

(19)

the possible benefits that may be realized by each Fund and by Virtus, AllianzGI U.S. and Virtus Value Equity Subadviser as a result of the Transition, including certain payouts to AllianzGI U.S. based on a percentage of the net management fees of certain Funds, as reflected in the Strategic Partnership Agreement;

(20)	AllianzGI U.S.’s communication to the Boards that it is exiting the U.S. fund business (except as a subadviser) and has entered into the Strategic Partnership Agreement with Virtus;

(21)	any impact on Virtus or AllianzGI U.S. or their operations related to the COVID-19 pandemic and the resulting market volatility and the functioning of their business continuity during this time;

(22)	Virtus’ experience with other similar fund adoptions and the related transitions;

(23)	compensation expected to be paid by the Funds to Virtus affiliates for other services;

(24)

that other proposed changes to the Funds’ other service providers were not expected to result in any diminution in the quality or extent of the services as compared with the services currently provided to each Fund and its Shareholders; and

(25)

that three of the Independent Trustees would, subject to required approvals, (a) remain on the Boards of Trustees of each Fund in order to maintain the continuity and historical knowledge of those Boards with respect to AllianzGI U.S., the individual Fund strategies, and the portfolio managers of each Fund, among other matters; and (b) be proposed for nomination to the boards of trustees of the open-end funds and certain closed-end funds in the Virtus fund complex in order to realize administrative and cost efficiencies involved with having one unified, integrated board with one set of board meetings as requested and recommended by Virtus and AllianzGI U.S. as part of their strategic alliance; and

(26)

the commitment from Virtus and AllianzGI U.S. that they would refrain from imposing or seeking to impose, for a period of two years after the Closing, any “unfair burden” within the meaning of Section 15(f) of the 1940 Act on the Funds.

Conclusions

After reviewing these and other factors, the Boards concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements and in their business judgment that they were satisfied with Virtus’ and AllianzGI U.S.’s responses to their requests for information, including Virtus’ representations regarding its efforts to improve performance for underperforming Funds following the Transition. The Boards also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services expected to be provided by Virtus, AllianzGI U.S. and the Virtus Value Equity Subadviser, taking into account Virtus’ agreement to continue existing expense limitations for at least a two-year period following the Closing. Based on their evaluation of factors they deemed to be material, including, but not limited to, those factors described above, the Boards, including the Independent Trustees, unanimously concluded that the approval of the Agreements with respect to each Fund was in the best interests of the Funds and their Shareholders, and determined to recommend that the Agreements be submitted for approval by Fund Shareholders.

RESULTS OF SHAREHOLDER MEETINGS (Unaudited)

VIRTUS STRATEGY TRUST

OCTOBER 28, 2020

At a joint special meeting of shareholders of Virtus AllianzGI Core Plus Bond Fund (known at the time as AllianzGI Core Plus Bond Fund), Virtus AllianzGI Global Allocation Fund (known at the time as AllianzGI Global Allocation Fund), Virtus AllianzGI Global Dynamic Allocation Fund (known at the time as AllianzGI Global Dynamic Allocation Fund), Virtus AllianzGI Global Sustainability Fund (known at the time as AllianzGI Global Sustainability Fund) and Virtus AllianzGI Preferred Securities and Income Fund (known at the time as AllianzGI Preferred Securities and Income Fund, series of Virtus Strategy Trust, held on October 28, 2020, shareholders voted on the following proposals:

Virtus AllianzGI Core Plus Bond Fund (known at the time as AllianzGI Core Plus Bond Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	3,285,427.345 100% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	n/a
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	3,285,427.345 100% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	n/a
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	3,285,427.345 100% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	n/a

Virtus AllianzGI Global Allocation Fund (known at the time as AllianzGI Global Allocation Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	15,198,867.646 85.173% of Shares Voted, with more than 50% of the Shares present or represented by proxy	37,573.066 0.211% of Shares Voted, with more than 50% of the Shares present or represented by proxy	134,931.654 0.756% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,473,367.915 13.860% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	15,190,025.149 85.124% of Shares Voted, with more than 50% of the Shares present or represented by proxy	42,959.867 0.241% of Shares Voted, with more than 50% of the Shares present or represented by proxy	138,387.350 0.775% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,473,367.915 13.860% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	15,059,667.723 84.393% of Shares Voted, with more than 50% of the Shares present or represented by proxy	163,130.749 0.915% of Shares Voted, with more than 50% of the Shares present or represented by proxy	148,573.894 0.832% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,473,367.915 13.860% of Shares Voted, with more than 50% of the Shares present or represented by proxy

RESULTS OF SHAREHOLDER MEETINGS (Unaudited) (Continued)

VIRTUS STRATEGY TRUST

OCTOBER 28, 2020

Virtus AllianzGI Global Dynamic Allocation Fund (known at the time as AllianzGI Global Dynamic Allocation Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	1,084,891.876 84.617% of Shares Voted, with more than 50% of the Shares present or represented by proxy	14,241.453 1.111% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,806.901 0.140% of Shares Voted, with more than 50% of the Shares present or represented by proxy	181,193.731 14.132% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	1,084,891.876 84.617% of Shares Voted, with more than 50% of the Shares present or represented by proxy	13,000.453 1.014% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,047.901 0.237% of Shares Voted, with more than 50% of the Shares present or represented by proxy	181,193.731 14.132% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	1,084,891.876 84.617% of Shares Voted, with more than 50% of the Shares present or represented by proxy	13,000.453 1.014% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,047.901 0.237% of Shares Voted, with more than 50% of the Shares present or represented by proxy	181,193.731 14.132% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Virtus AllianzGI Global Sustainability Fund (known at the time as AllianzGI Global Sustainability Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	6,796,267.844 91.699% of Shares Voted, with more than 50% of the Shares present or represented by proxy	180.911 0.003% of Shares Voted, with more than 50% of the Shares present or represented by proxy	399.090 0.005% of Shares Voted, with more than 50% of the Shares present or represented by proxy	614,659.878 8.293% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	6,796,267.844 91.699% of Shares Voted, with more than 50% of the Shares present or represented by proxy	180.911 0.003% of Shares Voted, with more than 50% of the Shares present or represented by proxy	399.090 0.005% of Shares Voted, with more than 50% of the Shares present or represented by proxy	614,659.878 8.293% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	6,794,277.773 91.673% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,745.589 0.023% of Shares Voted, with more than 50% of the Shares present or represented by proxy	824.483 0.011% of Shares Voted, with more than 50% of the Shares present or represented by proxy	614,659.878 8.293% of Shares Voted, with more than 50% of the Shares present or represented by proxy

RESULTS OF SHAREHOLDER MEETINGS (Unaudited) (Continued)

VIRTUS STRATEGY TRUST

OCTOBER 28, 2020

Virtus AllianzGI Preferred Securities and Income Fund (known at the time as AllianzGI Preferred Securities and Income Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	1,270,471.603 79.422% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	329,177.802 20.578% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	1,269,586.195 79.367% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	885.408 0.055% of Shares Voted, with more than 50% of the Shares present or represented by proxy	329,177.802 20.578% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	1,269,586.195 79.367% of Shares Voted, with more than 50% of the Shares present or represented by proxy	885.408 0.055% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.000 0.000% of Shares Voted, with more than 50% of the Shares present or represented by proxy	329,177.802 20.578% of Shares Voted, with more than 50% of the Shares present or represented by proxy

RESULTS OF SHAREHOLDER MEETINGS (Unaudited) (Continued)

VIRTUS STRATEGY TRUST

NOVEMBER 24, 2020

At a joint special meeting of shareholders of Virtus AllianzGI Emerging Markets Value Fund (known at the time as AllianzGI Emerging Markets Value Fund), and Virtus AllianzGI High Yield Bond Fund (known at the time as AllianzGI High Yield Bond Fund), series of Virtus Strategy Trust, held on November 24, 2020, shareholders voted on the following proposals:

Virtus NFJ Emerging Markets Value Fund (known at the time as AllianzGI Emerging Markets Value Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	3,257,834.013 76.315% of Shares Voted, with more than 50% of the Shares present or represented by proxy	162,679.506 3.811% of Shares Voted, with more than 50% of the Shares present or represented by proxy	180,808.742 4.236% of Shares Voted, with more than 50% of the Shares present or represented by proxy	667,616.230 15.638% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3b: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and NFJ Investment Group, LLC	3,242,758.594 75.962% of Shares Voted, with more than 50% of the Shares present or represented by proxy	169,831.908 3.979% of Shares Voted, with more than 50% of the Shares present or represented by proxy	188,731.759 4.421% of Shares Voted, with more than 50% of the Shares present or represented by proxy	667,616.230 15.638% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	3,159,410.642 74.010% of Shares Voted, with more than 50% of the Shares present or represented by proxy	258,863.026 6.064% of Shares Voted, with more than 50% of the Shares present or represented by proxy	183,048.593 4.288% of Shares Voted, with more than 50% of the Shares present or represented by proxy	667,616.230 15.638% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Virtus AllianzGI High Yield Bond Fund (known at the time as AllianzGI High Yield Bond Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	5,545,984.873 61.729% of Shares Voted, with more than 50% of the Shares present or represented by proxy	211,910.184 2.359% of Shares Voted, with more than 50% of the Shares present or represented by proxy	303,503.030 3.378% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,923,029.688 32.534% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC.	5,541,068.654 61.675% of Shares Voted, with more than 50% of the Shares present or represented by proxy	211,512.947 2.354% of Shares Voted, with more than 50% of the Shares present or represented by proxy	308,816.486 3.437% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,923,029.688 32.534% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	5,458,353.613 60.754% of Shares Voted, with more than 50% of the Shares present or represented by proxy	299,628.658 3.335% of Shares Voted, with more than 50% of the Shares present or represented by proxy	303,415.816 3.377% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,923,029.688 32.534% of Shares Voted, with more than 50% of the Shares present or represented by proxy

RESULTS OF SHAREHOLDER MEETINGS (Unaudited) (Continued)

VIRTUS STRATEGY TRUST

DECEMBER 23, 2020

At a joint special meeting of shareholders of Virtus AllianzGI Convertible Fund (known at the time as AllianzGI Convertible Fund), Virtus AllianzGI Emerging Markets Consumer Fund (known at the time as AllianzGI Emerging Markets Consumer Fund), Virtus AllianzGI International Small Cap Fund (known at the time as AllianzGI International Small Cap Fund) and Virtus AllianzGI Short Duration High Income Fund (known at the time as AllianzGI Short Duration High Income Fund), series of Virtus Strategy Trust, held on December 23, 2020, shareholders voted on the following proposals:

Virtus AllianzGI Convertible Fund (known at the time as AllianzGI Convertible Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	22,604,388.303 67.508% of Shares Voted, with more than 50% of the Shares present or represented by proxy	382,025.913 1.141% of Shares Voted, with more than 50% of the Shares present or represented by proxy	763,005.064 2.278% of Shares Voted, with more than 50% of the Shares present or represented by proxy	9,734,968.682 29.073% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC	22,562,803.299 67.384% of Shares Voted, with more than 50% of the Shares present or represented by proxy	417,082.737 1.245% of Shares Voted, with more than 50% of the Shares present or represented by proxy	769,533.244 2.298% of Shares Voted, with more than 50% of the Shares present or represented by proxy	9,734,968.682 29.073% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Virtus AllianzGI Emerging Market Consumer Fund (known at the time as AllianzGI Emerging Markets Consumer Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	1,222,908.679 84.807% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.00 0.00% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.00 0.00% of Shares Voted, with more than 50% of the Shares present or represented by proxy	219,095.528 15.193% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC	1,222,908.679 84.807% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.00 0.00% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.00 0.00% of Shares Voted, with more than 50% of the Shares present or represented by proxy	219,095.528 15.193% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	1,222,908.679 84.807% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.00 0.00% of Shares Voted, with more than 50% of the Shares present or represented by proxy	0.00 0.00% of Shares Voted, with more than 50% of the Shares present or represented by proxy	219,095.528 15.193% of Shares Voted, with more than 50% of the Shares present or represented by proxy

RESULTS OF SHAREHOLDER MEETINGS (Unaudited) (Continued)

VIRTUS STRATEGY TRUST

DECEMBER 23, 2020

Virtus AllianzGI International Small Cap Fund (known at the time as AllianzGI International Small Cap Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	987,172.655 85.074% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,498.749 0.302% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,657.430 0.229% of Shares Voted, with more than 50% of the Shares present or represented by proxy	167,042.423 14.395% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC	986,942.048 85.054% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,729.356 0.322% of Shares Voted, with more than 50% of the Shares present or represented by proxy	2,657.430 0.229% of Shares Voted, with more than 50% of the Shares present or represented by proxy	167,042.423 14.395% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	984,351.907 84.831% of Shares Voted, with more than 50% of the Shares present or represented by proxy	5,048.643 0.436% of Shares Voted, with more than 50% of the Shares present or represented by proxy	3,928.284 0.338% of Shares Voted, with more than 50% of the Shares present or represented by proxy	167,042.423 14.395% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Virtus AllianzGI Short Duration High Income Fund (known at the time as AllianzGI Short Duration High Income Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	29,718,013.379 69.286% of Shares Voted, with more than 50% of the Shares present or represented by proxy	346,719.822 0.809% of Shares Voted, with more than 50% of the Shares present or represented by proxy	707,223.168 1.648% of Shares Voted, with more than 50% of the Shares present or represented by proxy	12,119,992.313 28.257% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC	29,698,728.073 69.241% of Shares Voted, with more than 50% of the Shares present or represented by proxy	363,533.669 0.848% of Shares Voted, with more than 50% of the Shares present or represented by proxy	709,694.627 1.654% of Shares Voted, with more than 50% of the Shares present or represented by proxy	12,119,992.313 28.257% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	29,242,289.568 68.177% of Shares Voted, with more than 50% of the Shares present or represented by proxy	762,028.455 1.777% of Shares Voted, with more than 50% of the Shares present or represented by proxy	767,638.346 1.789% of Shares Voted, with more than 50% of the Shares present or represented by proxy	12,119,992.313 28.257% of Shares Voted, with more than 50% of the Shares present or represented by proxy

RESULTS OF SHAREHOLDER MEETINGS (Unaudited) (Continued)

VIRTUS STRATEGY TRUST

JANUARY 26, 2021

At a special meeting of shareholders of all series of Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust)(the “Trust”, the series of which are the “Funds”), held on January 26, 2021, shareholders voted on the following proposals:

All Funds

Proposal 1: To elect Trustees	Votes For	Votes Withheld

Donald C. Burke	473,317,354.506	18,063,647.696

Sarah E. Cogan	474,001,448.044	17,379,554.158

Deborah A. DeCotis	473,866,918.106	17,514,084.096

F. Ford Drummond	473,159,864.726	18,221,137.476

Sidney E. Harris	472,982,673.446	18,398,328.756

John R. Mallin	473,152,665.113	18,228,337.089

Connie D. McDaniel	473,755,896.103	17,625,106.099

Philip R. McLoughlin	472,878,020.393	18,502,981.809

Geraldine M. McNamara	473,510,300.326	17,870,701.876

James M. Oates	472,802,953.502	18,578,048.700

R. Keith Walton	473,169,911.701	18,211,090.501

Brian T. Zino	473,181,556.281	18,199,445.921

George R. Aylward	473,298,951.090	18,082,051.112

Shareholders of the Trust approved the above proposal, thus electing the individuals listed above as Trustees of the Trust.

Also at the January 26, 2021 special meeting of shareholders of Virtus AllianzGI Convertible Fund (known at the time as AllianzGI Convertible Fund) and Virtus AllianzGI Water Fund (known at the time as AllianzGI Water Fund), Virtus AllianzGI Emerging Markets Consumer Fund (known at the time as AllianzGI Emerging Markets Consumer Fund), series of Virtus Strategy Trust, shareholders voted on the following proposals:

Virtus AllianzGI Convertible Fund (known at the time as AllianzGI Convertible Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	22,990,879.669 67.833% of Shares Voted, with more than 50% of the Shares present or represented by proxy	927,075.340 2.736% of Shares Voted, with more than 50% of the Shares present or represented by proxy	949,371.208 2.801% of Shares Voted, with more than 50% of the Shares present or represented by proxy	9,026,165.953 26.630% of Shares Voted, with more than 50% of the Shares present or represented by proxy

RESULTS OF SHAREHOLDER MEETINGS (Unaudited) (Continued)

VIRTUS STRATEGY TRUST

JANUARY 26, 2021

Virtus AllianzGI Water Fund (known at the time as AllianzGI Water Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 2: To approve an Investment Management Agreement between the Trust, on behalf of the Fund, and Virtus Investment Advisers, Inc.	18,045,896.592 68.136% of Shares Voted, with more than 50% of the Shares present or represented by proxy	576,688.182 2.178% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,122,725.099 4.239% of Shares Voted, with more than 50% of the Shares present or represented by proxy	6,739,947.228 25.447% of Shares Voted, with more than 50% of the Shares present or represented by proxy
Proposal 3a: To approve a Subadvisory Agreement by and among the Trust, Virtus Investment Advisers, Inc. and AllianzGI U.S. LLC	17,993,036.110 67.937% of Shares Voted, with more than 50% of the Shares present or represented by proxy	607,980.114 2.296% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,144,293.649 4.320% of Shares Voted, with more than 50% of the Shares present or represented by proxy	6,739,947.228 25.447% of Shares Voted, with more than 50% of the Shares present or represented by proxy

RESULTS OF SHAREHOLDER MEETINGS (Unaudited) (Continued)

VIRTUS STRATEGY TRUST

FEBRUARY 12, 2021

At a special meeting of shareholders of Virtus AllianzGI Water Fund (known at the time as AllianzGI Water Fund), a series of Virtus Strategy Trust, held on February 12, 2021, shareholders voted on the following proposals:

Virtus AllianzGI Water Fund (known at the time as AllianzGI Water Fund)

	Votes For	Votes Against	Abstain	Broker Non-Votes
Proposal 4: To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to the Fund, to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner.	18,569,353.440 67.272% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,122,581.148 4.067% of Shares Voted, with more than 50% of the Shares present or represented by proxy	1,547,125.323 5.604% of Shares Voted, with more than 50% of the Shares present or represented by proxy	6,364,693.292 23.057% of Shares Voted, with more than 50% of the Shares present or represented by proxy

Shareholders of the Funds voted to approve the above proposals.

Privacy Policy (Unaudited)

FACTS	WHAT DO VP DISTRIBUTORS, LLC; VIRTUS FUND SERVICES, LLC; AND VIRTUS MUTUAL FUNDS (VIRTUS) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

> Social Security Number and Account Balances

> Transaction History and Checking Account Information

> Account Transactions and Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Virtus chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Virtus share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-243-1574 or go to www.Virtus.com

Privacy Policy (Unaudited) (Continued)

Who we are

Who is providing this notice?	VP Distributors, LLC; Virtus Fund Services, LLC; and Virtus Mutual Funds (Virtus)

What we do

How does Virtus protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Virtus collect my personal information?

We collect your personal information, for example, when you

> open an account or give us your contact information

> pay us by check or make a wire transfer

> buy securities from us

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies

Why can’t I limit all sharing?

Federal law gives you the right to limit only

> sharing for affiliates’ everyday business purposes – information about your creditworthiness

> affiliates from using your information to market to you

> sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. > Virtus does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. > Virtus does not share with our nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. > Virtus doesn’t jointly market.

Virtus Strategy Trust (Unaudited)

Supplement dated February 26, 2021, to the

Virtus AllianzGI High Yield Bond Fund Summary Prospectus

and the Virtus Strategy Trust Statutory Prospectus, each dated February 1, 2021

IMPORTANT NOTICE TO INVESTORS

Virtus AllianzGI High Yield Bond Fund (“the Fund”)

Under “Fees and Expenses” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus, the second table is hereby replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C	Class R	Institutional		Class P		Administrative

Management Fees	0.48%		0.48%	0.48%	0.48%		0.48%		0.48%

Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.90%	0.50%	None		None		0.25%

Other Expenses(3)	0.41%		0.38%	0.39%	0.39%		0.40%		0.43%

Total Annual Fund Operating Expenses	1.14%		1.76%	1.37%	0.87%		0.88%		1.16%

Less: Fee Waiver and/or Expense Reimbursement(2)	(0.02%	)	N/A	N/A	(0.04%	)	(0.08%	)	(0.16%	)

Total Annual Fund Operating Expenses After Expense	1.12%		1.76%	1.37%	0.83%		0.80%		1.00%

Under the “Sales Charges” section, the row for the Fund in the Rule 12b-1 table on page 170 of the statutory prospectus is hereby replaced in its entirety with the following:

Fund	Class A	Class C	Class R	Institutional	Class P	Administrative

Virtus AllianzGI High Yield Bond Fund	0.25%	0.90%	0.50%	None	None	0.25%

All Funds

In the “Sales Charges” section, under the sub heading “What arrangement is best for you?” the paragraph describing Class C Shares on page 172 is hereby replaced in its entirety:

Class C Shares (all funds). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. The full amount of your purchase payment is invested initially. If you sell your Class C Shares within the first year after they are purchased, you will normally pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares” below.) For Virtus AllianzGI High Yield Bond Fund, the distribution and services fees are 0.90%. Class C Shares have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares, therefore Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders. Effective on or about March 1, 2021 (the “Class C Conversion Date”), with certain exceptions, all Class C Shares of a fund that were purchased eight years or more prior to the Class C Conversion Date will automatically convert to Class A Shares of the same fund. After the Class C Conversion Date, all Class C Shares of a fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same fund on or about the first business day of the month following the eight-year anniversary of purchase. If an investor intends to purchase greater than $999,999 of Class C shares, (except of the Virtus AllianzGI Short Duration High Income Fund), and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. If an investor intends to purchase greater than $249,999 of Class C shares of the Virtus AllianzGI Short Duration High Income Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. The Funds may refuse any order to purchase shares. If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Under “Share Class Performance” in the Financial Highlights section on page 218 of the Statutory Prospectus, the second paragraph is hereby amended by replacing the second sentence with the following:

These include 12b-1 distribution and servicing fees, which are not paid by Institutional Class or Class P and are paid by Class C (at a maximum rate of 1.00% per annum, (0.90% per annum for Class C of Virtus AllianzGI High Yield Bond Fund)), Class A and Administrative Class (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum).

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060/AllianzGI High Yield Bond DistFee & Class C Max Correction (02/2021)

Virtus AllianzGI Global Sustainability Fund (the “Fund”),

a series of Virtus Strategy Trust (Unaudited)

Supplement Dated February 26, 2021, to the Summary Prospectus

and Virtus Strategy Trust Statutory Prospectus, each dated February 1, 2021

IMPORTANT NOTICE TO INVESTORS

Effective on March 1, 2021, Jeremy Kent, CFA, and Paul Schofield will no longer be portfolio managers of the Fund, and Robbie Miles, CFA, and Gunnar Miller will be added as portfolio managers of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus will be replaced in its entirety with the following:

>	Robbie Miles, CFA, portfolio manager and vice president of AllianzGI U.S., has managed the Fund since March 2021.

>	Gunnar Miller, senior portfolio manager and Global Director of Research of AllianzGI U.S., has managed the Fund since March 2021.

In the Management of the Funds section under “Portfolio Management” on page 142 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “AllianzGI” will be replaced with the following:

Virtus AllianzGI Global Sustainability Fund	Robbie Miles, CFA (since March 2021)
Gunnar Miller (since March 2021)

The existing footnote (“1”) to the table is hereby removed.

The portfolio manager biographies under the referenced table will be amended by removing the references to Jeremy Kent, CFA and Paul Schofield.

Please retain this Supplement with the Prospectuses for future reference.

8060 VST AllianzGI Global Sustainability Fund PM Changes (2/2021)

VIRTUS STRATEGY TRUST

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Donald C. Burke

Sarah E. Cogan

Deborah A. DeCotis

F. Ford Drummund

Sidney E. Harris

John R. Mallin

Connie D. McDaniel

Geraldine M. McNamara

James M. Oates

R. Keith Walton

Brian T. Zino

Advisory Board Member

William R. Moyer

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President and Assistant Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Jennifer S. Fromm, Vice President, Chief Legal Officer, Counsel and Secretary

Julia R. Short, Senior Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

One Financial Plaza

Hartford, CT 06103-2608

Principal Underwriter

VP Distributors, LLC

One Financial Plaza

Hartford, CT 06103-2608

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Administrator and Transfer Agent

Virtus Fund Services, LLC

One Financial Plaza

Hartford, CT 06103-2608

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 219723 Kansas City, MO 64121-9723

For more information about Virtus Mutual Funds, please contact us at 1-800-988-8380

(Class A, Class C and Class R) or 1-800-498-5413 (Class P, Class R6, Institutional and Administrative classes), or visit Virtus.com.

8069	04-21

ITEM 2.	CODE OF ETHICS

(a) Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6.	INVESTMENTS

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Effective February 1, 2021, the Board has adopted a new policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder or shareholder group submitting a nomination must hold either individually or in the aggregate for at least one full year as of the date of nomination 5% of the shares of a series of the Trust, among other qualifications and restrictions. Shareholders or shareholder groups submitting nominees must comply with all requirements set forth in the Trust’s policy for consideration of Trustee nominees recommended by shareholders and any such submission must be in writing, directed to the attention of the Board’s Governance and Nominating Committee in care of the Trust’s Secretary, and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.

ITEM 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 13.	EXHIBITS

(a)(1) Not required in this filing

(a)(2) Exhibit 99_CERT. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3) Not applicable

(a)(4)  Not applicable.

(b) Exhibit 99.906 CERT. – Certification pursuant to Section  906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Virtus Strategy Trust (formerly known as Allianz Funds Multi-Strategy Trust)

By:	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date: June 4, 2021

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date: June 4, 2021

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date: June 4, 2021